                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-08629

                           HARTFORD SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

                          Edward P. Macdonald, Esquire
                                  Life Law Unit
                   The Hartford Financial Services Group, Inc.
                              200 Hopmeadow Street
                           Simsbury, Connecticut 06089
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code: (860) 843-9934

Date of fiscal year end: December 31, 2005

Date of reporting period: March 31, 2006

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

 HARTFORD ADVISERS HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE U
---------                                                       -----------
COMMON STOCK -- 65.0%
            BASIC MATERIALS -- 2.5%
    2,167   Dow Chemical Co. .................................  $    87,960
      959   DuPont (E.I.) de Nemours & Co. H..................       40,463
      915   Mittal Steel Co. H................................       34,537
    1,266   Newmont Mining Corp. H............................       65,703
                                                                -----------
                                                                    228,663
                                                                -----------
            CAPITAL GOODS -- 2.1%
      307   3M Co. ...........................................       23,222
      787   American Standard Cos., Inc. .....................       33,739
      489   Boeing Co. H......................................       38,139
      188   Deere & Co. ......................................       14,885
      815   Goodrich Corp. ...................................       35,534
      530   Ingersoll-Rand Co. Class A........................       22,161
      949   Tyco International Ltd. H.........................       25,520
                                                                -----------
                                                                    193,200
                                                                -----------
            CONSUMER CYCLICAL -- 4.4%
      908   Best Buy Co., Inc. H..............................       50,801
    1,028   D.R. Horton, Inc. ................................       34,147
    3,067   Dollar General Corp. H............................       54,190
    1,280   Federated Department Stores, Inc. H...............       93,455
    4,160   Gap, Inc. ........................................       77,711
      745   Home Depot, Inc. H................................       31,501
    1,055   Newell Rubbermaid, Inc. ..........................       26,570
      635   Toyota Motor Corp. I..............................       34,559
                                                                -----------
                                                                    402,934
                                                                -----------
            CONSUMER STAPLES -- 2.9%
      415   Altria Group, Inc. H..............................       29,435
      537   Clorox Co. .......................................       32,163
      967   Coca-Cola Co. ....................................       40,472
      941   PepsiCo, Inc. ....................................       54,380
    1,731   Procter & Gamble Co. .............................       99,746
      982   Tyson Foods, Inc. Class A H.......................       13,486
                                                                -----------
                                                                    269,682
                                                                -----------
            ENERGY -- 5.0%
    1,176   ConocoPhillips H..................................       74,246
      880   EnCana Corp. H....................................       41,136
    3,410   Exxon Mobil Corp. ................................      207,520
    3,609   Williams Cos., Inc. H.............................       77,192
    1,486   XTO Energy, Inc. H................................       64,763
                                                                -----------
                                                                    464,857
                                                                -----------
            FINANCE -- 13.6%
    2,045   American International Group, Inc. H..............      135,167
    3,046   Bank of America Corp. ............................      138,710
    3,822   Citigroup, Inc. ..................................      180,573
    2,509   Countrywide Financial Corp. ......................       92,088
    1,865   E*Trade Financial Corp. B.........................       50,310
    1,440   Federal Home Loan Mortgage Corp. H................       87,810
      302   Goldman Sachs Group, Inc. H.......................       47,418
        5   Mitsubishi UFJ Financial Group, Inc. I............       72,738
      861   Muenchener Rueckversicherungs-Gesellschaft AG I...      121,824
    1,208   St. Paul Travelers Cos., Inc. H...................       50,470
      999   State Street Corp. H..............................       60,370
    1,061   UBS AG H..........................................      116,685

                                                                  MARKET
 SHARES                                                           VALUE U
---------                                                       -----------
            FINANCE -- (CONTINUED)
    6,294   UniCredito Italiano S.p.A. I......................  $    45,396
      733   Wellpoint, Inc. B.................................       56,747
                                                                -----------
                                                                  1,256,306
                                                                -----------
            HEALTH CARE -- 9.9%
    2,229   Abbott Laboratories H.............................       94,649
    1,479   Amgen, Inc. BH....................................      107,583
      719   AstraZeneca plc ADR...............................       36,090
    4,530   Boston Scientific Corp. BH........................      104,426
    1,344   Bristol-Myers Squibb Co. .........................       33,083
    1,104   Cardinal Health, Inc. H...........................       82,285
    1,700   Elan Corp. plc ADR BH.............................       24,545
    2,259   Lilly (Eli) & Co. H...............................      124,939
    1,811   Medtronic, Inc. H.................................       91,903
    1,630   Sanofi-Aventis S.A. ADR H.........................       77,334
    3,451   Schering-Plough Corp. ............................       65,542
      904   Shionogi & Co., Ltd. I............................       14,826
    1,251   Wyeth.............................................       60,684
                                                                -----------
                                                                    917,889
                                                                -----------
            SERVICES -- 5.9%
    1,728   Accenture Ltd. Class A............................       51,955
    1,047   Clear Channel Communications, Inc. ...............       30,379
    2,153   Comcast Corp. Class A BH..........................       56,325
    3,659   News Corp. Class A H..............................       60,783
   11,402   Sun Microsystems, Inc. BH.........................       58,494
      188   United Parcel Service, Inc. Class B...............       14,931
    2,342   Viacom, Inc. Class B B............................       90,881
    3,298   Walt Disney Co. H.................................       91,976
    4,063   XM Satellite Radio Holdings, Inc. Class A BH......       90,486
                                                                -----------
                                                                    546,210
                                                                -----------
            TECHNOLOGY -- 16.9%
    1,202   American Tower Corp. Class A BH...................       36,433
    4,898   AT&T, Inc. H......................................      132,434
    5,524   Cisco Systems, Inc. B.............................      119,696
    6,562   EMC Corp. B.......................................       89,436
    5,761   Flextronics International Ltd. BH.................       59,627
    7,345   General Electric Co. .............................      255,466
      202   Google, Inc. B....................................       78,663
      436   Guidant Corp. ....................................       34,065
    2,045   Lexmark International, Inc. ADR BH................       92,816
      658   Lockheed Martin Corp. H...........................       49,405
      344   Mercury Interactive Corp. BH......................       11,945
    6,053   Microsoft Corp. H.................................      164,699
    4,201   Nokia Oyj ADR H...................................       87,052
    3,517   Oracle Corp. B....................................       48,141
      109   Samsung Electronics Co., Ltd. I...................       70,395
    1,765   Sharp Corp. I.....................................       31,236
      636   Sony Corp. I......................................       29,300
    4,849   Sprint Nextel Corp. H.............................      125,306
    4,735   Taiwan Semiconductor Manufacturing Co., Ltd.
              ADR.............................................       47,639
                                                                -----------
                                                                  1,563,754
                                                                -----------
            TRANSPORTATION -- 0.4%
    1,913   Southwest Airlines Co. ...........................       34,406
                                                                -----------

 HARTFORD ADVISERS HLS FUND

 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE U
---------                                                       -----------
COMMON STOCK -- (CONTINUED)
            UTILITIES -- 1.4%
      390   Dominion Resources, Inc. H........................  $    26,949
      441   E.On AG I.........................................       48,497
    1,006   Exelon Corp. H....................................       53,228
                                                                -----------
                                                                    128,674
                                                                -----------
            Total common stock
              (cost $5,599,357)...............................  $ 6,006,575
                                                                -----------
PRINCIPAL
 AMOUNT
---------
MUNICIPAL BONDS -- 0.2%
            GENERAL OBLIGATIONS -- 0.2%
$  10,000   Oregon School Boards Association,
              4.76%, Taxable Pension, 06/30/2028..............  $     8,972
   10,000   State of Illinois,
              5.10%, Taxable Pension, 06/01/2033..............        9,351
                                                                -----------
            Total municipal bonds
              (cost $19,888)..................................  $    18,323
                                                                -----------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 3.9%
            FINANCE -- 3.9%
   17,200   Asset Securitization Corp.,
              6.93%, 02/14/2043...............................  $    18,432
   15,403   Asset Securitization Corp.,
              7.49%, 04/14/2029...............................       15,669
    4,590   Banc of America Commercial Mortgage, Inc.,
              5.18%, 09/10/2047...............................        4,477
    1,475   Bank One Auto Securitization Trust,
              1.82%, 09/20/2007...............................        1,469
    9,575   Bear Stearns & Co., Inc.,
              5.16%, 10/12/2042 K.............................        9,334
   10,055   Capital Auto Receivables Asset Trust,
              2.00%, 11/15/2007...............................        9,947
   20,000   Capital One Multi-Asset Execution Trust,
              2.95%, 08/17/2009...............................       19,777
      722   Capital One Prime Auto Receivables Trust,
              2.02%, 11/15/2007...............................          719
    5,783   Capital One Prime Auto Receivables Trust,
              2.59%, 09/15/2009...............................        5,748
    5,058   Carmax Auto Owner Trust,
              2.36%, 10/15/2007...............................        5,039
    3,255   Centex Home Equity,
              4.72%, 10/25/2031...............................        3,206
    5,744   Chase Commercial Mortgage Securities Corp., 7.37%,
              06/19/2029......................................        5,786
   16,000   Citibank Credit Card Issuance Trust,
              2.55%, 01/20/2009...............................       15,669
   14,999   Citigroup/Deutsche Bank Commercial Mortgage,
              5.23%, 09/15/2020...............................       14,702
   15,000   Commercial Mortgage Pass Through Certificates,
              5.12%, 06/10/2044...............................       14,490

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE U
---------                                                       -----------
            FINANCE -- (CONTINUED)
$  13,022   Connecticut RRB Special Purpose Trust CL&P,
              5.73%, 03/30/2009...............................  $    13,060
    6,945   Credit Suisse Mortgage Capital Certificates,
              5.61%, 12/15/2015...............................        6,933
    5,851   First Union Commercial Mortgage Securities, Inc.,
              7.38%, 04/18/2029...............................        5,903
   10,385   Greenwich Capital Commercial Funding Corp.,
              5.21%, 09/10/2015...............................       10,112
   11,470   Harley-Davidson Motorcycle Trust,
              2.53%, 11/15/2011...............................       11,085
    4,849   Household Automotive Trust,
              2.31%, 04/17/2008...............................        4,827
    6,305   JP Morgan Chase Commercial Mortgage Securities
              Corp.,
              5.18%, 12/15/2044 K.............................        6,160
    7,755   JP Morgan Chase Commercial Mortgage Securities,
              Inc.,
              5.48%, 12/12/2044...............................        7,693
   15,000   Merrill Lynch Mortgage Trust,
              5.05%, 07/12/2038...............................       14,416
    9,580   Morgan Stanley Capital I,
              5.23%, 09/15/2042...............................        9,331
    6,529   Nissan Auto Receivables Owner Trust,
              2.01%, 11/15/2007...............................        6,472
    1,251   Onyx Acceptance Grantor Trust,
              2.19%, 03/17/2008...............................        1,246
   13,341   Residential Accredit Loans, Inc.,
              5.26%, 02/25/2035...............................       13,137
   12,910   Susquehanna Auto Lease Trust,
              5.21%, 03/16/2009 M.............................       12,878
   30,000   Toyota Motor Credit Corp.,
              5.50%, 12/15/2008...............................       30,156
    9,019   USAA Auto Owner Trust,
              2.06%, 04/15/2008...............................        8,928
   10,000   Wachovia Bank Commercial Mortgage Trust,
              5.12%, 07/15/2042...............................        9,651
    9,485   Wells Fargo Mortgage Backed Securities Trust,
              4.53%, 04/25/2035 K.............................        9,233
   11,091   Wells Fargo Mortgage Backed Securities Trust,
              4.55%, 03/25/2035 K.............................       10,815
   15,700   Wells Fargo Mortgage Backed Securities Trust,
              5.55%, 04/25/2036 K.............................       15,645
    8,947   WFS Financial Owner Trust,
              2.19%, 06/20/2008...............................        8,899
                                                                -----------
            Total asset & commercial mortgage backed
              securities
              (cost $364,195).................................  $   361,044
                                                                -----------

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE U
---------                                                       -----------
CORPORATE BONDS: INVESTMENT GRADE -- 9.9%
            BASIC MATERIALS -- 0.2%
$  15,000   Alcan, Inc.,
              7.25%, 11/01/2028...............................  $    16,645
                                                                -----------
            CAPITAL GOODS -- 0.2%
   14,950   Rockwell Automation, Inc.,
              6.70%, 01/15/2028...............................       16,423
                                                                -----------
            CONSUMER CYCLICAL -- 0.9%
    9,550   DaimlerChrysler N.A. Holdings Corp.,
              6.50%, 11/15/2013 H.............................        9,713
    9,400   DaimlerChrysler N.A. Holdings Corp.,
              5.88%, 03/15/2011...............................        9,358
   13,707   SCL Term Aereo Santiago S.A.,
              6.95%, 07/01/2012 M.............................       13,880
   20,200   Target Corp.,
              5.88%, 11/01/2008...............................       20,550
   30,000   Wal-Mart Stores, Inc.,
              6.875%, 08/10/2009..............................       31,453
                                                                -----------
                                                                     84,954
                                                                -----------
            CONSUMER STAPLES -- 1.3%
    6,500   Coca-Cola Enterprises, Inc.,
              6.75%, 09/15/2028...............................        6,963
      500   Coca-Cola Enterprises, Inc.,
              8.50%, 02/01/2022...............................          624
   13,140   Colgate-Palmolive Co.,
              5.58%, 11/06/2008...............................       13,315
   19,555   ConAgra Foods, Inc.,
              7.875%, 09/15/2010..............................       21,100
    9,825   Diageo Capital plc,
              4.375%, 05/03/2010..............................        9,432
   26,400   PepsiAmericas, Inc.,
              6.375%, 05/01/2009..............................       27,112
   21,100   Procter & Gamble Co.,
              9.36%, 01/01/2021...............................       26,472
   10,225   Weyerhaeuser Co.,
              7.375%, 03/15/2032..............................       10,918
                                                                -----------
                                                                    115,936
                                                                -----------
            ENERGY -- 0.1%
   12,250   BP Amoco plc,
              6.50%, 08/01/2007...............................       12,418
    1,000   ConocoPhillips Holding Co.,
              6.95%, 04/15/2029...............................        1,131
                                                                -----------
                                                                     13,549
                                                                -----------
            FINANCE -- 4.6%
   16,800   Ace INA Holdings, Inc.,
              5.875%, 06/15/2014..............................       16,831
   12,225   All State Corp.,
              5.00%, 08/15/2014 H.............................       11,770
   10,500   Ambac Financial Group, Inc.,
              5.95%, 12/05/2035...............................       10,131
      500   American General Corp.,
              6.625%, 02/15/2029..............................          533
   20,000   AXA Financial, Inc.,
              7.00%, 04/01/2028...............................       22,163
   20,000   Bank of America Corp.,
              5.875%, 02/15/2009..............................       20,300

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE U
---------                                                       -----------
            FINANCE -- (CONTINUED)
$   4,830   BB&T Corp.,
              4.90%, 06/30/2017...............................  $     4,526
   17,000   Berkshire Hathaway Finance Corp.,
              4.85%, 01/15/2015 H.............................       16,183
    6,585   Brandywine Operating Partners,
              6.00%, 04/01/2016...............................        6,517
    1,250   BSCH Issuance Ltd.,
              7.625%, 11/03/2009..............................        1,344
   10,000   Cincinnati Financial Corp.,
              6.92%, 05/15/2028...............................       10,718
    6,500   Citigroup, Inc.,
              3.625%, 02/09/2009..............................        6,217
    8,800   Citigroup, Inc.,
              6.00%, 10/31/2033...............................        8,694
    1,000   Citigroup, Inc.,
              6.50%, 01/18/2011...............................        1,044
    8,920   Credit Suisse First Boston USA, Inc.,
              4.875%, 01/15/2015..............................        8,407
    7,900   Developers Divers Realty,
              5.375%, 10/15/2012..............................        7,690
   16,355   ERAC USA Finance Co.,
              7.35%, 06/15/2008 M.............................       16,983
    4,525   Everest Re Holdings,
              5.40%, 10/15/2014...............................        4,352
   13,685   First Union National Bank,
              5.80%, 12/01/2008...............................       13,874
   11,550   HSBC Bank USA, Inc.,
              3.875%, 09/15/2009..............................       11,003
   10,500   International Lease Finance Corp.,
              5.00%, 09/15/2012...............................       10,096
   12,650   Jackson National Life Insurance Co.,
              8.15%, 03/15/2027 M.............................       15,180
    8,320   John Deere Capital Corp.,
              4.875%, 10/15/2010..............................        8,135
   27,025   JP Morgan Chase & Co.,
              5.125%, 09/15/2014..............................       25,976
      750   KeyCorp Capital II,
              6.875%, 03/17/2029..............................          790
    7,880   Kimco Realty Corp.,
              5.78%, 03/15/2016...............................        7,842
    8,750   Liberty Mutual Group, Inc.,
              5.75%, 03/15/2014 MH............................        8,506
   20,000   Liberty Property L.P.,
              7.25%, 08/15/2007...............................       20,338
      750   National City Corp.,
              6.875%, 05/15/2019..............................          821
   30,000   New England Mutual Life Insurance Co.,
              7.875%, 02/15/2024 M............................       35,881
    9,500   Prudential Financial,
              5.50%, 03/15/2016...............................        9,359
    1,250   Prudential Insurance Co. of America,
              6.375%, 07/23/2006 M............................        1,254
    1,000   Reliastar Financial Corp.,
              8.00%, 10/30/2006...............................        1,014
      500   Republic New York Capital I,
              7.75%, 11/15/2026...............................          523
      500   State Street Corp.,
              7.65%, 06/15/2010...............................          540

 HARTFORD ADVISERS HLS FUND

 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE U
---------                                                       -----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            FINANCE -- (CONTINUED)
$   1,000   Texaco Capital, Inc.,
              8.625%, 06/30/2010..............................  $     1,127
   14,600   Torchmark Corp.,
              8.25%, 08/15/2009...............................       15,777
   15,000   UnitedHealth Group Inc.,
              4.75%, 02/10/2010 H.............................       14,197
   15,000   UnitedHealth Group, Inc.,
              5.00%, 08/15/2014...............................       14,414
   13,400   US Bank NA,
              4.95%, 10/30/2014...............................       12,812
    5,345   Wachovia Capital Trust I,
              5.80%, 08/26/2049...............................        5,251
    8,920   Wellpoint, Inc.,
              5.00%, 01/15/2011...............................        8,721
    1,000   Wells Fargo Bank NA,
              6.45%, 02/01/2011...............................        1,043
    2,760   Willis Group North America,
              5.63%, 07/15/2015...............................        2,690
                                                                -----------
                                                                    421,567
                                                                -----------
            HEALTH CARE -- 0.5%
   22,000   Becton, Dickinson & Co.,
              6.70%, 08/01/2028...............................       23,878
    3,205   CVS Corp.,
              4.875%, 09/15/2014..............................        3,015
    8,575   Pharmacia Corp.,
              6.60%, 12/01/2028...............................        9,491
    8,000   Wyeth,
              7.25%, 03/01/2023...............................        8,881
                                                                -----------
                                                                     45,265
                                                                -----------
            SERVICES -- 1.0%
   15,000   Comcast Cable Communications, Inc.,
              6.875%, 06/15/2009..............................       15,513
    1,000   Comcast Cable Communications, Inc.,
              8.50%, 05/01/2027...............................        1,189
   16,800   Comcast Corp.,
              5.65%, 06/15/2035 H.............................       14,642
   13,500   Cox Communications, Inc.,
              5.45%, 12/15/2014 H.............................       12,800
   15,000   FedEx Corp.,
              3.50%, 04/01/2009...............................       14,250
   10,900   Harvard University,
              8.125%, 04/15/2007..............................       11,230
   10,800   News America, Inc.,
              6.40%, 12/15/2035 M.............................       10,326
   10,400   Times Mirror Co.,
              7.50%, 07/01/2023...............................       10,915
                                                                -----------
                                                                     90,865
                                                                -----------
            TECHNOLOGY -- 0.8%
   10,000   BellSouth Telecommunications, Inc.,
              6.375%, 06/01/2028..............................        9,771
    8,500   Deutsche Telekom International Finance B.V.,
              8.75%, 06/15/2030...............................       10,168
   34,425   General Electric Co.,
              5.00%, 02/01/2013...............................       33,485

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE U
---------                                                       -----------
            TECHNOLOGY -- (CONTINUED)
$  15,000   Telecom Italia Capital,
              5.25%, 10/01/2015...............................  $    13,957
      750   Telecomunicaciones de Puerto Rico, Inc.,
              6.65%, 05/15/2006...............................          751
    5,000   Verizon Communications, Inc.,
              5.35%, 02/15/2011...............................        4,933
    4,400   Verizon Communications, Inc.,
              5.55%, 02/15/2016...............................        4,247
      500   Verizon Global Funding Corp.,
              7.25%, 12/01/2010...............................          531
      500   Verizon Global Funding Corp.,
              7.75%, 12/01/2030...............................          552
                                                                -----------
                                                                     78,395
                                                                -----------
            UTILITIES -- 0.3%
    1,000   Alabama Power Co.,
              7.125%, 10/01/2007..............................        1,025
    7,800   Midamerican Energy Holdings,
              6.125%, 04/01/2036 M............................        7,635
   17,285   Northern Border Pipeline Co.,
              7.75%, 09/01/2009...............................       18,476
      750   TransCanada Pipelines Ltd.,
              6.49%, 01/21/2009...............................          771
                                                                -----------
                                                                     27,907
                                                                -----------
            Total corporate bonds: investment grade
              (cost $903,934).................................  $   911,506
                                                                -----------
U.S. GOVERNMENT SECURITIES -- 17.4%
            OTHER DIRECT FEDERAL OBLIGATIONS -- 1.4%
   17,617   Financing Corp. Zero Coupon Strip,
              4.40%, 2013 Z...................................       11,784
   64,300   Tennessee Valley Authority,
              4.375%, 06/15/2015..............................       60,404
   50,000   Tennessee Valley Authority,
              6.00%, 03/15/2013...............................       52,346
                                                                -----------
                                                                    124,534
                                                                -----------
            U.S. TREASURY SECURITIES -- 16.0%
  114,075   2.625% 2009 H.....................................      107,257
  207,175   3.50% 2010 H......................................      197,496
  569,075   3.875% 2007 -- 2010 H.............................      557,111
   96,850   4.125% 2015 H.....................................       91,519
  142,325   4.25% 2010 -- 2015 H..............................      137,371
  161,075   4.375% 2010 H.....................................      157,998
   64,825   4.50% 2036 H......................................       60,824
  151,900   6.25% 2023 H......................................      172,275
                                                                -----------
                                                                  1,481,851
                                                                -----------
            Total U.S. government securities
              (cost $1,639,172)...............................  $ 1,606,385
                                                                -----------
U.S. GOVERNMENT AGENCIES -- 1.5%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.1%
   13,250   2.50% 2013........................................  $    12,814
                                                                -----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.0%
      160   6.50% 2036 *......................................          163
                                                                -----------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.4%
   12,048   6.00% 2024 -- 2035................................       12,200

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE U
---------                                                       -----------
U.S. GOVERNMENT AGENCIES -- (CONTINUED)
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- (CONTINUED)
$   4,595   6.50% 2026 -- 2035................................  $     4,768
   17,473   7.00% 2028 -- 2036................................       18,221
      157   7.50% 2021........................................          164
    3,089   8.00% 2026 -- 2031................................        3,304
      199   9.00% 2016 -- 2023................................          214
                                                                -----------
                                                                     38,871
                                                                -----------
            OTHER GOVERNMENT AGENCIES -- 1.0%
   67,200   Residential Funding Corp.
              4.25%, 04/15/2014 Z.............................       45,014
   36,046   Postal Square LP,
              8.95%, 06/15/2022...............................       44,419
                                                                -----------
                                                                     89,433
                                                                -----------
            Total U.S. government agencies
              (cost $140,802).................................  $   141,281
                                                                -----------
            Total long-term investments
              (cost $8,667,348)...............................  $ 9,045,114
                                                                -----------
SHORT-TERM INVESTMENTS -- 27.7%
            REPURCHASE AGREEMENTS -- 1.5%
   33,937   Bank of America Securities TriParty Joint
              Repurchase Agreement,
              4.82%, 04/03/2006 @.............................  $    33,937
    1,978   Bank of America Securities Joint Repurchase
              Agreement,
              4.47%, 04/03/2006 @.............................        1,978
   16,759   Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              4.80%, 04/03/2006 @.............................       16,759
   15,502   Morgan Stanley & Co., Inc., TriParty Joint
              Repurchase Agreement,
              4.83%, 04/03/2006 @.............................       15,502
   66,198   UBS Securities TriParty Joint Repurchase
              Agreement,
              4.83%, 04/03/2006 @.............................       66,197
                                                                -----------
                                                                    134,373
                                                                -----------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 26.2%
2,426,191   BNY Institutional Cash Reserve Fund...............    2,426,191
                                                                -----------
            Total short-term investments
              (cost $2,560,564)...............................  $ 2,560,564
                                                                -----------
            Total investments in securities
              (cost $11,227,912) O............................  $11,605,678
            Other assets and liabilities......................   (2,365,924)
                                                                -----------
            Total net assets..................................  $ 9,239,754
                                                                ===========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 10.46% of total net assets at March 31, 2006.

  I The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at March 31, 2006, was $468,771, which represents 5.07% of total net assets.

  O At March 31, 2006, the cost of securities for federal income tax purposes was $11,267,810 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.......................  $ 478,489
      Unrealized depreciation.......................   (140,621)
                                                      ---------
      Net unrealized appreciation...................  $ 337,868
                                                      =========

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

  B  Currently non-income producing.

 H   Security is partially on loan at March 31, 2006.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2006, was $122,523 which represents 1.33% of total net assets.

  K Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2006.

 Z   The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  * The cost of securities purchased on a when-issued basis at March 31, 2006 was $163 .

 HARTFORD ADVISERS HLS FUND

 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT MARCH 31, 2006

                                                                                                                     UNREALIZED
                                                                MARKET         CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                 TRANSACTION         VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                 -----------         ------         --------         ----------         --------------
Euro                                           Sell             $2,482          $2,489          04/03/2006              $  7
Euro                                           Sell               653              655          04/04/2006                 2
Japanese Yen                                    Buy             8,565            8,601          04/03/2006               (36)
Japanese Yen                                    Buy             3,487            3,482          04/03/2006                 5
Japanese Yen                                    Buy             9,039            9,078          04/04/2006               (39)
Japanese Yen                                    Buy             1,431            1,432          04/05/2006                (1)
                                                                                                                        ----
                                                                                                                        $(62)
                                                                                                                        ====

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE         COUPON RATE      EXPIRATION DATE
                                                                      -------------         -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  U.S. Treasury Bond              8.75%             2017
      Bank of America Securities TriParty Joint Repurchase
        Agreement.................................................  FNMA                            5.00%             2035
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FFCB                   3.125% - 3.80%      2006 - 2007
                                                                    FHLB                    2.76% - 5.80%      2006 - 2025
                                                                    FNMA                    2.50% - 3.16%             2006
                                                                    U.S. Treasury Bill              4.50%             2006
                                                                    U.S. Treasury Note              4.50%             2015
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FNMA                            5.00%             2036
      UBS Securities TriParty Joint Repurchase Agreement..........  FHLMC                  4.00% - 13.00%      2006 - 2036
                                                                    FNMA                   4.00% - 11.00%      2006 - 2036

 HARTFORD BLUE CHIP STOCK HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE U
------                                                       --------
 COMMON STOCK -- 99.1%
         BASIC MATERIALS -- 0.9%
  36     BHP Billiton Ltd. I...............................  $    712
   5     Fortune Brands, Inc. .............................       379
   3     Nucor Corp. ......................................       346
                                                             --------
                                                                1,437
                                                             --------
         CAPITAL GOODS -- 4.1%
   3     Alcon, Inc. ......................................       302
  23     Baker Hughes, Inc. ...............................     1,560
  12     Deere & Co. ......................................       917
  28     Honeywell International, Inc. ....................     1,210
   9     Illinois Tool Works, Inc. ........................       886
  31     International Game Technology.....................     1,092
   4     United Technologies Corp. ........................       249
                                                             --------
                                                                6,216
                                                             --------
         CONSUMER CYCLICAL -- 7.6%
   7     Amazon.com, Inc. B................................       255
  12     Best Buy Co., Inc. ...............................       656
  27     eBay, Inc. B......................................     1,035
  53     Home Depot, Inc. .................................     2,225
  36     Kohl's Corp. B....................................     1,914
  12     McDonald's Corp. .................................       416
  25     SYSCO Corp. ......................................       811
  37     Target Corp. .....................................     1,903
  49     Wal-Mart Stores, Inc. ............................     2,329
                                                             --------
                                                               11,544
                                                             --------
         CONSUMER STAPLES -- 2.5%
  26     PepsiCo, Inc. ....................................     1,509
  40     Procter & Gamble Co. .............................     2,292
                                                             --------
                                                                3,801
                                                             --------
         ENERGY -- 5.9%
  29     Exxon Mobil Corp. ................................     1,759
   9     Murphy Oil Corp. .................................       463
  26     Schlumberger Ltd. ................................     3,278
  46     Smith International, Inc. ........................     1,800
   6     Total S.A. ADR....................................       804
  11     Transocean, Inc. B................................       843
                                                             --------
                                                                8,947
                                                             --------
         FINANCE -- 25.0%
  10     Aetna, Inc. ......................................       467
   2     Aflac, Inc. ......................................        81
  41     American Express Co. .............................     2,139
  42     American International Group, Inc. ...............     2,789
   9     Ameriprise Financial, Inc. .......................       418
  79     Charles Schwab Corp. .............................     1,352
   1     Chicago Mercantile Exchange Holdings, Inc. .......       224
  62     Citigroup, Inc. ..................................     2,913
  44     E*Trade Financial B...............................     1,193
  18     Franklin Resources, Inc. .........................     1,668
  11     Goldman Sachs Group, Inc. ........................     1,789
   5     Humana, Inc. B....................................       274
  15     Legg Mason, Inc. .................................     1,911
  30     Marsh & McLennan Cos., Inc. ......................       869
  12     Mellon Financial Corp. ...........................       424
  26     Merrill Lynch & Co., Inc. ........................     2,016

                                                              MARKET
SHARES                                                       VALUE U
------                                                       --------
         FINANCE -- (CONTINUED)
   7     Morgan Stanley....................................  $    415
  21     Northern Trust Corp. .............................     1,087
   7     Prudential Financial, Inc. .......................       546
  32     SLM Corp. ........................................     1,641
  47     State Street Corp. ...............................     2,840
  46     TD Ameritrade Holding Corp. ......................       960
  15     UBS AG I..........................................     1,670
  91     UnitedHealth Group, Inc. .........................     5,055
  24     Wellpoint, Inc. B.................................     1,889
  20     Wells Fargo & Co. ................................     1,290
                                                             --------
                                                               37,920
                                                             --------
         HEALTH CARE -- 13.7%
  32     Amgen, Inc. B.....................................     2,314
  11     Cardinal Health, Inc. ............................       842
  35     Caremark Rx, Inc. B...............................     1,721
  21     CVS Corp. ........................................       639
  21     Genentech, Inc. B.................................     1,741
  29     Gilead Sciences, Inc. B...........................     1,798
  19     Johnson & Johnson.................................     1,113
  35     Medtronic, Inc. ..................................     1,791
  20     Monsanto Co. .....................................     1,678
  14     Novartis AG I.....................................       755
  48     Pfizer, Inc. .....................................     1,207
  21     Quest Diagnostics, Inc. ..........................     1,098
   3     Roche Holding AG I................................       491
  14     Sepracor, Inc. B..................................       683
  22     St. Jude Medical, Inc. B..........................       906
  18     Stryker Corp. B...................................       776
   7     Teva Pharmaceutical Industries Ltd. ADR...........       276
  18     Wyeth.............................................       893
                                                             --------
                                                               20,722
                                                             --------
         SERVICES -- 6.8%
  13     Accenture Ltd. Class A............................       397
  36     Automatic Data Processing, Inc. ..................     1,635
   8     Cintas Corp. .....................................       341
  12     Grupo Televisa S.A. ADR...........................       239
  14     Harrah's Entertainment, Inc. .....................     1,107
  12     Marriott International, Inc. Class A..............       796
   7     McGraw-Hill Cos., Inc. ...........................       415
   4     Monster Worldwide, Inc. B.........................       184
   5     Omnicom Group, Inc. ..............................       400
  10     Paychex, Inc. ....................................       404
  10     Scripps (E.W.) Co. Class A........................       456
  55     Time Warner, Inc. ................................       927
   7     United Parcel Service, Inc. Class B...............       532
  27     Viacom, Inc. Class B B............................     1,056
  18     Wynn Resorts Ltd. B...............................     1,399
                                                             --------
                                                               10,288
                                                             --------
         TECHNOLOGY -- 31.0%
  19     Adobe Systems, Inc. ..............................       646
  31     America Movil S.A. de C.V. ADR....................     1,059
  29     American Tower Corp. Class A B....................       873
  31     Analog Devices, Inc. .............................     1,187
  22     Applied Materials, Inc. ..........................       389
  96     Cisco Systems, Inc. B.............................     2,082
  49     Corning, Inc. B...................................     1,313

 HARTFORD BLUE CHIP STOCK HLS FUND

 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE U
------                                                       --------
COMMON STOCK -- (CONTINUED)
         TECHNOLOGY -- (CONTINUED)
  57     Danaher Corp. ....................................  $  3,641
  75     Dell, Inc. B......................................     2,229
  90     EMC Corp. B.......................................     1,223
  27     First Data Corp. .................................     1,241
  11     Garmin Ltd. ......................................       898
 159     General Electric Co. .............................     5,523
   6     Google, Inc. B....................................     2,340
   8     Harman International Industries, Inc. ............       922
  11     IAC/Interactive Corp. B...........................       321
  29     Intel Corp. ......................................       561
  14     Intuit, Inc. B....................................       766
  40     Juniper Networks, Inc. B..........................       767
  27     Linear Technology Corp. ..........................       947
   1     Lockheed Martin Corp. ............................        90
  23     Marvell Technology Group Ltd. B...................     1,233
  52     Maxim Integrated Products, Inc. ..................     1,924
 177     Microsoft Corp. ..................................     4,822
  --     NII Holdings, Inc. Class B B......................        18
  72     Nokia Oyj ADR.....................................     1,496
 103     Oracle Corp. B....................................     1,409
  20     Qualcomm, Inc. ...................................     1,022
   8     Rockwell Collins, Inc. ...........................       445
  13     Rogers Communications, Inc. Class B...............       500
  70     Telefonaktiebolaget LM Ericsson I.................       263
  22     Telus Corp. ......................................       840
  36     Texas Instruments, Inc. ..........................     1,172
  51     Xilinx, Inc. .....................................     1,309
  49     Yahoo!, Inc. B....................................     1,590
                                                             --------
                                                               47,061
                                                             --------
         TRANSPORTATION -- 1.6%
  22     Carnival Corp. ...................................     1,018
  17     General Dynamics Corp. ...........................     1,088
   3     Union Pacific Corp. ..............................       271
                                                             --------
                                                                2,377
                                                             --------
         Total common stock
           (cost $121,025).................................  $150,313
                                                             --------

                                                              MARKET
SHARES                                                       VALUE U
------                                                       --------
SHORT-TERM INVESTMENTS -- 0.6%
         FINANCE -- 0.6%
 150     State Street Bank Money Market Variable Rate,
           Current Rate -- 3.52% K.........................  $    150
 790     T Rowe Price Reserve Money Market Mutual
           Fund-Current Rate -- 6.20% K....................       790
                                                             --------
         Total short-term investments
           (cost $940).....................................  $    940
                                                             --------
         Total investments in securities
           (cost $121,965) O...............................  $151,253
         Other assets & liabilities........................       499
                                                             --------
         Total assets & liabilities........................  $151,752
                                                             ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 7.27% of total net assets at March 31, 2006.

  I The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at March 31, 2006, was $3,891, which represents 2.56% of total net assets.

  O At March 31, 2006, the cost of securities for federal income tax purposes was $123,272 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $32,561
      Unrealized depreciation.........................   (4,580)
                                                        -------
      Net unrealized appreciation.....................  $27,981
                                                        =======

  B  Currently non-income producing.

  K Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2006.

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 HARTFORD CAPITAL APPRECIATION HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE U
---------                                                       -----------
 COMMON STOCK -- 97.6%
            BASIC MATERIALS -- 8.7%
  46,346    Aluminum Corp. of China Ltd. IH...................  $    48,704
   1,019    Arch Coal, Inc. H.................................       77,368
   2,467    BHP Billiton Ltd. ADR H...........................       98,294
   5,787    Cameco Corp. H....................................      208,346
   3,624    Companhia Vale do Rio Doce ADR....................      175,852
   5,077    Dow Chemical Co. .................................      206,134
   2,034    Inco Ltd. BH......................................      101,456
   1,281    Newmont Mining Corp. H............................       66,466
     635    Peabody Energy Corp. H............................       32,000
   2,194    Rio Tinto plc I...................................      112,541
   2,221    Tek Cominco Ltd. Class B..........................      142,919
                                                                -----------
                                                                  1,270,080
                                                                -----------
            CAPITAL GOODS -- 6.6%
   1,806    3M Co. H..........................................      136,726
   3,000    Boeing Co. .......................................      233,790
   2,444    Caterpillar, Inc. ................................      175,496
   2,950    Ingersoll-Rand Co. Class A H......................      123,289
   1,378    ITT Industries, Inc. .............................       77,466
     780    Joy Global, Inc. H................................       46,633
   1,063    National Oilwell Varco, Inc. BH...................       68,140
   7,044    Xerox Corp. BH....................................      107,069
                                                                -----------
                                                                    968,609
                                                                -----------
            CONSUMER CYCLICAL -- 5.2%
   1,230    Dollar General Corp. H............................       21,729
   2,361    eBay, Inc. BH.....................................       92,232
   3,739    Federated Department Stores, Inc. H...............      272,911
   1,085    General Motors Corp. H............................       23,072
     700    Hyundai Motor Co., Ltd. I.........................       58,698
   1,739    Lotte Shopping Co. GDR B M........................       35,099
   4,774    Toyota Motor Corp. IH.............................      259,912
                                                                -----------
                                                                    763,653
                                                                -----------
            CONSUMER STAPLES -- 1.8%
   3,719    Bunge Ltd. H......................................      207,180
   1,007    Procter & Gamble Co. .............................       58,000
                                                                -----------
                                                                    265,180
                                                                -----------
            ENERGY -- 8.7%
   1,832    Canadian Natural Resources........................      101,469
   3,121    ConocoPhillips....................................      197,104
   2,268    Halliburton Co. H.................................      165,573
   1,546    Nabors Industries Ltd. BH.........................      110,695
     624    Occidental Petroleum Corp. .......................       57,786
     589    Schlumberger Ltd. ................................       74,575
   1,367    Valero Energy Corp. ..............................       81,707
   4,233    Weatherford International Ltd. B..................      193,673
   6,629    XTO Energy, Inc. H................................      288,843
                                                                -----------
                                                                  1,271,425
                                                                -----------
            FINANCE -- 21.5%
   4,597    ACE Ltd. H........................................      239,106
  10,119    Akbank T.A.S I....................................       84,994
   4,300    American International Group, Inc. H..............      284,187
     926    Assurant, Inc. H..................................       45,596
   2,490    Bank of America Corp. ............................      113,401
   2,621    Capital One Financial Corp. H.....................      211,011

                                                                  MARKET
 SHARES                                                           VALUE U
---------                                                       -----------
            FINANCE -- (CONTINUED)
  67,504    China Life Insurance Co., Ltd. BIH................  $    85,584
   3,464    Citigroup, Inc. ..................................      163,616
   4,295    Countrywide Financial Corp. ......................      157,627
   1,672    European Capital Limited Private Placement VIW....       20,262
     554    Federal Home Loan Mortgage Corp. .................       33,776
     337    General Growth Properties, Inc. H.................       16,450
   1,928    Genworth Financial, Inc. H........................       64,458
   5,741    Global Fuel Management I..........................        4,302
   1,089    Goldman Sachs Group, Inc. H.......................      170,867
  10,666    ICICI Bank Ltd. B M...............................      141,011
       8    Mitsubishi UFJ Financial Group, Inc. I............      120,384
   1,215    Muenchener Rueckversicherungs-Gesellschaft AG
              IH..............................................      171,786
     287    Reliance Capital I................................        3,350
   9,117    Reliance Communication MI.........................       63,288
     431    Reliance Energy BI................................        5,919
   5,741    Reliance Zero B MI................................      102,604
   4,000    Shinsei Bank Ltd. I...............................       27,995
     973    UBS AG............................................      107,045
   2,844    Uniao de Bancos Brasileiros S.A. GDR H............      210,200
   4,742    Washington Mutual, Inc. H.........................      202,117
   3,603    Wellpoint, Inc. B.................................      279,010
                                                                -----------
                                                                  3,129,946
                                                                -----------
            HEALTH CARE -- 6.5%
     929    Abbott Laboratories...............................       39,433
     845    Amgen, Inc. B.....................................       61,474
   4,000    AstraZeneca plc ADR H.............................      200,920
     413    Boston Scientific Corp. BH........................        9,527
   4,289    Lilly (Eli) & Co. H...............................      237,176
     800    Sanofi-Aventis S.A. I.............................       75,860
   3,968    Teva Pharmaceutical Industries Ltd. ADR H.........      163,386
   3,223    Wyeth.............................................      156,360
                                                                -----------
                                                                    944,136
                                                                -----------
            SERVICES -- 8.5%
   2,566    Clear Channel Communications, Inc. H..............       74,434
     897    Fluor Corp. H.....................................       76,980
      30    Harvey Weinstein Master L.P. VI...................       29,800
   5,677    Hilton Hotels Corp. ..............................      144,524
   5,724    News Corp. Class A H..............................       95,077
     860    Opap S.A. 144A BI.................................       32,872
   2,703    Starwood Hotels & Resorts Worldwide, Inc. H.......      183,083
   8,730    Sun Microsystems, Inc. BH.........................       44,783
     701    United Parcel Service, Inc. Class B...............       55,653
   3,097    US Airways Group, Inc. B##........................      123,884
   9,918    Walt Disney Co. ..................................      276,610
   9,042    WPP Group plc I...................................      108,217
                                                                -----------
                                                                  1,245,917
                                                                -----------
            TECHNOLOGY -- 27.0%
   1,679    Adobe Systems, Inc. ..............................       58,627
   4,391    America Movil S.A. de C.V. ADR H..................      150,422
  11,840    AT&T, Inc. .......................................      320,146
   1,219    Canon, Inc. I.....................................       80,454
   7,500    Cisco Systems, Inc. B.............................      162,525

 HARTFORD CAPITAL APPRECIATION HLS FUND

 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE U
---------                                                       -----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
  17,107    Citigroup Global Certificate -- Bharti
              Televentures BI.................................  $   158,713
   2,473    Cognex Corp. H....................................       73,306
   7,322    Corning, Inc. B...................................      197,039
  10,979    EMC Corp. B.......................................      149,644
  10,939    General Electric Co. .............................      380,448
     279    Google, Inc. BH...................................      108,654
   3,056    Guidant Corp. H...................................      238,528
   3,662    Hewlett-Packard Co. ..............................      120,480
  11,627    Hon Hai Precision Industry Co., Ltd. I............       71,726
   1,462    International Business Machines Corp. H...........      120,571
   4,179    Lockheed Martin Corp. H...........................      313,946
   3,528    MEMC Electronic Materials, Inc. BH................      130,269
   1,863    Mercury Interactive Corp. BH......................       64,800
   8,084    Microsoft Corp. ..................................      219,963
   2,607    Mobile Telesystems OJSC ADR H.....................       86,282
   7,455    Oracle Corp. B....................................      102,060
     513    Samsung Electronics Co., Ltd. IH..................      331,269
     794    SanDisk Corp. BH..................................       45,671
   7,500    Sprint Nextel Corp. H.............................      193,800
   3,623    Turkcell Iletisim Hizmet ADR H....................       60,398
                                                                -----------
                                                                  3,939,741
                                                                -----------
            TRANSPORTATION -- 2.6%
   1,486    ACE Aviation Holdings, Inc. B.....................       43,322
     268    Aeroplan Income Fund..............................        2,955
 106,729    Air China Ltd. BIH................................       41,164
     814    Carnival Corp. ...................................       38,564
   4,283    Royal Caribbean Cruises Ltd. H....................      179,951
   7,920    Ryanair Holdings B MI.............................       75,148
                                                                -----------
                                                                    381,104
                                                                -----------
            UTILITIES -- 0.5%
   1,350    Exelon Corp. H....................................       71,431
                                                                -----------
            Total common stock
              (cost $11,790,243)..............................  $14,251,222
                                                                -----------
PREFERRED STOCK -- 0.1%
      27    Goldman Sachs Group B.............................  $    10,374
                                                                -----------
            Total preferred stock
              (cost $9,325)...................................  $    10,374
                                                                -----------
            Total long-term investments
              (cost $11,799,568)..............................  $14,261,596
                                                                -----------
PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       -----------
 CORPORATE BONDS: INVESTMENT GRADE -- 0.2%
            FINANCE -- 0.2%
$ 26,500    UBS Luxembourg S.A.,
              6.23%, 02/01/2015...............................  $    26,542
                                                                -----------
            Total corporate bonds: investment grade
              (cost $26,998)..................................  $    26,542
                                                                -----------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE U
---------                                                       -----------
SHORT-TERM INVESTMENTS -- 8.9%
            REPURCHASE AGREEMENTS -- 0.9%
$  2,000    Bank of America Securities Joint Repurchase
              Agreement,
              4.82%, 04/03/2006 @.............................  $     2,000
  34,324    Bank of America Securities TriParty Joint
              Repurchase Agreement,
              4.47%, 04/03/2006 @.............................       34,324
  16,950    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              4.80%, 04/03/2006 @.............................       16,950
  15,679    Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              4.83%, 04/03/2006 @.............................       15,679
  66,953    UBS Securities TriParty Joint Repurchase
              Agreement,
              4.83%, 04/03/2006 @.............................       66,954
                                                                -----------
                                                                    135,907
                                                                -----------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 8.0%
1,163,600... Navigator Prime Portfolio.........................   1,163,600
                                                                -----------
PRINCIPAL
 AMOUNT
---------
$  1,012    U.S. Treasury Bonds,
              9.875%, 11/15/2015..............................        4,683
                                                                -----------
                                                                  1,168,283
                                                                -----------
            Total short-term investments
              (cost $1,304,190)...............................  $ 1,304,190
                                                                -----------
            Total investments in securities
              (cost $13,130,756) O............................  $15,592,328
            Other assets and liabilities......................     (988,741)
                                                                -----------
            Total net assets..................................  $14,603,587
                                                                ===========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 28.77% of total net assets at March 31, 2006.

  I The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at March 31, 2006, was $2,175,546 which represents 14.90% of total net assets.

  O At March 31, 2006, the cost of securities for federal income tax purposes was $13,135,718 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.......................  $2,579,033
      Unrealized depreciation.......................    (122,423)
                                                      ----------
      Net unrealized appreciation...................  $2,456,610
                                                      ==========

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

  B  Currently non-income producing.

--------------------------------------------------------------------------------

 H   Security is partially on loan at March 31, 2006.

  V The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered if it lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD     SHARES/                                    COST
      ACQUIRED     PAR                SECURITY              BASIS
      --------   -------              --------             -------
      10/2005-    1,672    European Capital Limited
      03/2006              Private Placement -- Reg D      $20,140
      10/2005        30    Harvey Weinstein Master
                           L.P. -- Reg D                    29,800

     The aggregate value of these securities at March 31, 2006 was $50,062, which represents 0.34% of total net assets.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2006, was $417,150, which represents 2.86% of total net assets.

  ## Securities exempt from registration under Regulation D of the Securities Act of 1933. These securities are determined to be liquid. At March 31, 2006, the market value of these securities was $123,884, which represents 0.85% of total net assets.
  W As of March 31, 2006 the fund has future commitments to purchase an additional 2,728 shares in the amount of $27,280 EURO.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT MARCH 31, 2006

                                                                                                                     UNREALIZED
                                                               MARKET          CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                TRANSACTION          VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                -----------         -------         --------         ----------         --------------
Swiss Francs                                  Sell             $ 5,109         $ 5,092          04/03/2006              $(17)
Swiss Francs                                  Sell              11,006          11,035          04/04/2006                29
Swiss Francs                                  Sell               9,548           9,546          04/05/2006                (2)
Euro                                          Sell              29,150          29,228          04/03/2006                78
Euro                                          Sell              77,873          78,086          04/04/2006               213
Hong Kong Dollars                             Sell               7,917           7,916          04/03/2006                (1)
Hong Kong Dollars                             Sell               7,925           7,924          04/04/2006                (1)
                                                                                                                        ----
                                                                                                                        $299
                                                                                                                        ====

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  U.S. Treasury Bond             8.75%             2017
      Bank of America Securities TriParty Joint Repurchase
        Agreement.................................................  FNMA                           5.00%             2035
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FFCB                  3.125% - 3.80%      2006 - 2007
                                                                    FHLB                   2.76% - 5.80%      2006 - 2025
                                                                    FNMA                   2.50% - 3.16%             2006
                                                                    U.S. Treasury Bill             4.50%             2006
                                                                    U.S. Treasury Note             4.50%             2015
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FNMA                           5.00%             2036
      UBS Securities TriParty Joint Repurchase Agreement..........  FHLMC                 4.00% - 13.00%      2006 - 2036
                                                                    FNMA                  4.00% - 11.00%      2006 - 2036

 HARTFORD CAPITAL OPPORTUNITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
   COMMON STOCK -- 99.4%
            CAPITAL GOODS -- 1.4%
    2       Manitowoc Co. ....................................  $   173
                                                                -------
            CONSUMER CYCLICAL -- 7.7%
    5       CDW Corp. ........................................      297
    5       Cheesecake Factory, Inc. B........................      202
    4       Copart, Inc. B....................................      122
    4       Kohl's Corp. B....................................      218
    3       Wal-Mart Stores, Inc. ............................      151
                                                                -------
                                                                    990
                                                                -------
            CONSUMER STAPLES -- 2.4%
    5       PepsiCo, Inc. ....................................      306
                                                                -------
            ENERGY -- 13.3%
    2       Apache Corp. .....................................      144
    6       BJ Services Co. ..................................      215
    3       BP plc ADR........................................      203
    3       Chevron Corp. ....................................      178
    5       Exxon Mobil Corp. ................................      280
    2       Halliburton Co. ..................................      152
    2       Noble Corp. ......................................      160
    8       XTO Energy, Inc. .................................      364
                                                                -------
                                                                  1,696
                                                                -------
            FINANCE -- 14.6%
    3       Aetna, Inc. ......................................      123
    5       American International Group, Inc. ...............      349
    2       Bank of America Corp. ............................      103
    5       Citigroup, Inc. ..................................      253
    4       Commerce Bancorp, Inc. ...........................      157
    7       Countrywide Financial Corp. ......................      242
    4       Federal National Mortgage Association.............      206
    4       First Marblehead Corp. ...........................      166
    1       Goldman Sachs Group, Inc. ........................      149
    6       UCBH Holdings, Inc. ..............................      108
                                                                -------
                                                                  1,856
                                                                -------
            HEALTH CARE -- 17.7%
    6       Baxter International, Inc. .......................      215
    5       Boston Scientific Corp. B.........................      119
    3       Genzyme Corp. B...................................      176
    2       Invitrogen Corp. B................................      116
    2       Johnson & Johnson.................................      139
    2       Lilly (Eli) & Co. ................................      112
    3       Lincare Holdings, Inc. B..........................      121
    3       Medtronic, Inc. ..................................      145
    6       Novartis AG ADR...................................      305
   17       Schering-Plough Corp. ............................      327
    6       Teva Pharmaceutical Industries Ltd. ADR...........      241
    6       Walgreen Co. .....................................      241
                                                                -------
                                                                  2,257
                                                                -------
            SERVICES -- 10.6%
    2       Automatic Data Processing, Inc. ..................       75
    2       Cintas Corp. .....................................       85

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
            SERVICES -- (CONTINUED)
    1       FedEx Corp. ......................................  $   133
    6       H & R Block, Inc. ................................      119
    6       IMS Health, Inc. .................................      147
    2       Jacobs Engineering Group, Inc. B..................      191
    2       Omnicom Group, Inc. ..............................      146
    8       Time Warner, Inc. ................................      142
    3       Viacom, Inc. Class B B............................      107
    3       Weight Watchers International, Inc. ..............      128
    7       Westwood One, Inc. ...............................       75
                                                                -------
                                                                  1,348
                                                                -------
            TECHNOLOGY -- 26.7%
    6       Adobe Systems, Inc. ..............................      223
    4       Affiliated Computer Services, Inc. Class A B......      212
   11       Citrix Systems, Inc. B............................      411
    3       Cognos, Inc. B....................................      134
    2       Fisher Scientific International, Inc. B...........      168
   11       General Electric Co. .............................      370
   13       Intel Corp. ......................................      258
    3       International Business Machines Corp. ............      268
    8       Linear Technology Corp. ..........................      275
   16       Microsoft Corp. ..................................      444
   11       Motorola, Inc. ...................................      248
   15       Symantec Corp. B..................................      256
    3       Zebra Technologies Corp. Class A B................      134
                                                                -------
                                                                  3,401
                                                                -------
            TRANSPORTATION -- 1.5%
    2       Carnival Corp. ...................................       83
    6       Gentex Corp. .....................................      106
                                                                -------
                                                                    189
                                                                -------
            UTILITIES -- 3.5%
    3       Kinder Morgan, Inc. ..............................      258
    3       Questar Corp. ....................................      191
                                                                -------
                                                                    449
                                                                -------
            Total common stock
              (cost $11,163)..................................  $12,665
                                                                -------
SHORT-TERM INVESTMENTS -- 0.6%
            FINANCE -- 0.6%
   76       State Street Bank Money Market Variable Rate,
              Current Rate -- 3.52% K.........................  $    76
                                                                -------
            Total short-term investments
              (cost $76)......................................  $    76
                                                                -------
            Total investments in securities
              (cost $11,239) O................................  $12,741
            Other assets & liabilities........................        2
                                                                -------
            Total net assets..................................  $12,743
                                                                =======

--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  O At March 31, 2006, the cost of securities for federal income tax purposes was $11,344 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation..........................  $1,905
      Unrealized depreciation..........................    (508)
                                                         ------
      Net unrealized appreciation......................  $1,397
                                                         ======

  B  Currently non-income producing.

  K Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2006.

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 HARTFORD DISCIPLINED EQUITY HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCK -- 94.9%
            BASIC MATERIALS -- 2.7%
     235    Goodyear Tire & Rubber Co. BH.....................  $    3,401
     203    Inco Ltd. BH......................................      10,118
     444    Kimberly-Clark Corp. .............................      25,686
                                                                ----------
                                                                    39,205
                                                                ----------
            CAPITAL GOODS -- 5.6%
     174    3M Co. ...........................................      13,155
     173    Caterpillar, Inc. ................................      12,423
     675    Ingersoll-Rand Co. Class A........................      28,225
     258    Parker-Hannifin Corp. ............................      20,765
     196    Pitney Bowes, Inc. ...............................       8,414
                                                                ----------
                                                                    82,982
                                                                ----------
            CONSUMER CYCLICAL -- 5.5%
     173    Centex Corp. .....................................      10,728
     659    D.R. Horton, Inc. H...............................      21,892
     106    Michaels Stores, Inc. ............................       3,972
     466    Office Depot, Inc. B..............................      17,339
     499    Supervalu, Inc. ..................................      15,370
     247    Yum! Brands, Inc. ................................      12,049
                                                                ----------
                                                                    81,350
                                                                ----------
            CONSUMER STAPLES -- 7.4%
     616    Altria Group, Inc. ...............................      43,677
     598    General Mills, Inc. ..............................      30,317
     167    Procter & Gamble Co. .............................       9,651
     361    Weyerhaeuser Co. .................................      26,125
                                                                ----------
                                                                   109,770
                                                                ----------
            ENERGY -- 9.6%
     328    Chesapeake Energy Corp. H.........................      10,287
     519    Chevron Corp. H...................................      30,081
     564    ConocoPhillips H..................................      35,636
     203    Devon Energy Corp. ...............................      12,436
     435    Exxon Mobil Corp. ................................      26,450
     123    Sunoco, Inc. .....................................       9,549
     304    Valero Energy Corp. ..............................      18,161
                                                                ----------
                                                                   142,600
                                                                ----------
            FINANCE -- 21.0%
     443    ACE Ltd. .........................................      23,061
       8    Aetna, Inc. ......................................         408
   1,121    Bank of America Corp. ............................      51,050
     350    Capital One Financial Corp. ......................      28,190
   1,253    Citigroup, Inc. ..................................      59,194
     294    Countrywide Financial Corp. ......................      10,775
     109    Everest Re Group Ltd. ............................      10,140
     152    Goldman Sachs Group, Inc. ........................      23,842
     198    Lehman Brothers Holdings, Inc. ...................      28,545
     271    MBIA, Inc. H......................................      16,295
     670    St. Paul Travelers Cos., Inc. ....................      27,983
     338    State Street Corp. ...............................      20,450
     204    UnitedHealth Group, Inc. .........................      11,390
                                                                ----------
                                                                   311,323
                                                                ----------
            HEALTH CARE -- 10.8%
     548    Abbott Laboratories...............................      23,252
     298    Amgen, Inc. B.....................................      21,709

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            HEALTH CARE -- (CONTINUED)
     175    Amylin Pharmaceuticals, Inc. BH...................  $    8,567
     390    Cardinal Health, Inc. ............................      29,040
      71    Cephalon, Inc. BH.................................       4,302
     434    Forest Laboratories, Inc. B.......................      19,387
      61    Genzyme Corp. B...................................       4,087
     143    Gilead Sciences, Inc. B...........................       8,904
     554    McKesson Corp. ...................................      28,885
     237    Wyeth.............................................      11,490
                                                                ----------
                                                                   159,623
                                                                ----------
            SERVICES -- 7.7%
     538    Accenture Ltd. Class A............................      16,190
     353    Cendant Corp. ....................................       6,118
     193    Comcast Corp. Class A B...........................       5,056
     444    IMS Health, Inc. H................................      11,434
     156    Omnicom Group, Inc. ..............................      12,949
     570    Time Warner, Inc. ................................       9,572
      66    United Parcel Service, Inc. Class B...............       5,239
     124    Univision Communications, Inc. Class A B..........       4,271
     369    Viacom, Inc. Class B B............................      14,333
     354    Walt Disney Co. ..................................       9,876
     547    Waste Management, Inc. ...........................      19,316
                                                                ----------
                                                                   114,354
                                                                ----------
            TECHNOLOGY -- 22.1%
      36    Alltel Corp. .....................................       2,318
     987    AT&T, Inc. H......................................      26,680
     208    BellSouth Corp. ..................................       7,221
     142    CenturyTel, Inc. .................................       5,571
   1,525    Cisco Systems, Inc. B.............................      33,050
     819    Corning, Inc. B...................................      22,029
     522    Dell, Inc. B......................................      15,526
     538    First Data Corp. .................................      25,211
     506    General Electric Co. .............................      17,613
     506    Hewlett-Packard Co. ..............................      16,661
     279    International Business Machines Corp. ............      23,042
     258    Lam Research Corp. B..............................      11,107
     219    Lockheed Martin Corp. ............................      16,423
     179    MEMC Electronic Materials, Inc. B.................       6,620
   2,147    Microsoft Corp. ..................................      58,415
     309    Motorola, Inc. ...................................       7,086
     314    Qualcomm, Inc. ...................................      15,876
     342    Sprint Nextel Corp. ..............................       8,842
     134    Western Digital Corp. B...........................       2,608
      60    Whirlpool Corp. H.................................       5,497
                                                                ----------
                                                                   327,396
                                                                ----------
            TRANSPORTATION -- 1.2%
     268    General Dynamics Corp. ...........................      17,159
                                                                ----------
            UTILITIES -- 1.3%
     222    Exelon Corp. .....................................      11,742
     139    FirstEnergy Corp. ................................       6,807
                                                                ----------
                                                                    18,549
                                                                ----------
            Total common stock
              (cost $1,263,411)...............................  $1,404,311
                                                                ----------

--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 12.1%
            REPURCHASE AGREEMENTS -- 4.6%
$ 17,077    Bank of America Joint Repurchase Agreement,
              4.82%, 04/03/2006 @.............................  $   17,077
     995    Bank of America Securities TriParty Joint
              Repurchase Agreement,
              4.47%, 04/03/2006 @.............................         995
   8,433    Deutsche Bank Securities Joint Repurchase
              Agreement,
              4.80%, 04/03/2006 @.............................       8,433
   7,801    Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              4.83%, 04/03/2006 @.............................       7,801
  33,311    UBS Securities Joint Repurchase Agreement,
              4.83%, 04/03/2006 @.............................      33,311
                                                                ----------
                                                                    67,617
                                                                ----------
                                                                 MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 7.5%
 108,322    BNY Institutional Cash Reserve Fund...............  $  108,322
       1    Evergreen Institutional Money Market Fund.........           1
                                                                ----------
                                                                   108,323
                                                                ----------
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENTS
$  3,202    Lehman Brothers Repurchase Agreement,
              4.79%, 04/03/2006 @@............................  $    3,202
                                                                ----------
            Total short-term investments
              (cost $179,142).................................  $  179,142
                                                                ----------
            Total investments in securities
              (cost $1,442,553) O.............................  $1,583,453
            Other assets & liabilities........................    (104,404)
                                                                ----------
            Total net assets..................................  $1,479,049
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  O At March 31, 2006, the cost of securities for federal income tax purposes was $1,445,258 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $151,895
      Unrealized depreciation........................   (13,700)
                                                       --------
      Net unrealized appreciation....................  $138,195
                                                       ========

  B  Currently non-income producing.

 H   Security is partially on loan at March 31, 2006.

  [ ]Cash in the amount of $1,998 pledged as initial margin deposit for open futures contracts at March 31, 2006.

                FUTURES CONTRACTS OUTSTANDING AT MARCH 31, 2006

                                                                                                                     UNREALIZED
                                                             NUMBER OF                                              APPRECIATION
DESCRIPTION                                                  CONTRACTS         POSITION         EXPIRATION         (DEPRECIATION)
-----------                                                  ---------         --------         ----------         --------------
S&P 500 Mini Futures Contracts                                  631              Long           June 2006              $(146)
                                                                                                                       -----

     These contracts had a market value of $41,119 as of March 31, 2006.

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                       SECURITY TYPE             COUPON RATE      EXPIRATION DATE
                                                                       -------------             -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement....  U.S. Treasury Bond                      8.75%             2017
      Bank of America Securities TriParty Joint Repurchase
        Agreement..............................................  FNMA                                    5.00%             2035
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement..............................................  FFCB                           3.125% - 3.80%      2006 - 2007
                                                                 FHLB                            2.76% - 5.80%      2006 - 2025
                                                                 FNMA                            2.50% - 3.16%             2006
                                                                 U.S. Treasury Bill                      4.50%             2006
                                                                 U.S. Treasury Note                      4.50%             2015
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement..............................................  FNMA                                    5.00%             2036
      UBS Securities TriParty Joint Repurchase Agreement.......  FHLMC                          4.00% - 13.00%      2006 - 2036
                                                                 FNMA                           4.00% - 11.00%      2006 - 2036

@@   Repurchase agreements collateralized as follows:

                                                                       SECURITY TYPE             COUPON RATE      EXPIRATION DATE
                                                                       -------------             -----------      ---------------
      Lehman Brothers Repurchase Agreement                       Tennessee Valley                       5.375%             2008
                                                                 Authority.................

 HARTFORD DIVIDEND & GROWTH HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                   MARKET
  SHARES                                                           VALUE U
----------                                                       -----------
COMMON STOCK -- 98.8%
             BASIC MATERIALS -- 8.0%
     3,856   Alcoa, Inc. ......................................  $   117,830
       454   Bowater, Inc. H...................................       13,420
     1,036   Companhia Vale do Rio Doce ADR....................       50,290
     2,912   DuPont (E.I.) de Nemours & Co. ...................      122,921
     2,052   International Paper Co. H.........................       70,938
     1,203   Kimberly-Clark Corp. .............................       69,551
       290   Rio Tinto plc ADR.................................       60,051
       567   Rohm & Haas Co. ..................................       27,694
                                                                 -----------
                                                                     532,695
                                                                 -----------
             CAPITAL GOODS -- 4.1%
     1,102   Deere & Co. ......................................       87,097
       885   Parker-Hannifin Corp. H...........................       71,308
     1,174   Pitney Bowes, Inc. ...............................       50,417
     4,247   Xerox Corp. B.....................................       64,547
                                                                 -----------
                                                                     273,369
                                                                 -----------
             CONSUMER CYCLICAL -- 4.7%
       758   Avery Dennison Corp. H............................       44,340
     1,338   Family Dollar Stores, Inc. .......................       35,586
       300   Genuine Parts Co. ................................       13,131
     1,453   Ltd. Brands, Inc. ................................       35,538
     2,658   McDonald's Corp. .................................       91,332
       919   SYSCO Corp. H.....................................       29,451
     1,425   Wal-Mart Stores, Inc. ............................       67,331
                                                                 -----------
                                                                     316,709
                                                                 -----------
             CONSUMER STAPLES -- 7.6%
     1,649   Altria Group, Inc. ...............................      116,834
       736   Bunge Ltd. H......................................       40,992
     1,752   Coca-Cola Co. ....................................       73,339
       641   Nestle S.A. ADR H.................................       47,440
       286   PepsiCo, Inc. ....................................       16,545
     1,413   Procter & Gamble Co. .............................       81,423
     2,005   Tyson Foods, Inc. Class A H.......................       27,545
     1,436   Weyerhaeuser Co. H................................      104,002
                                                                 -----------
                                                                     508,120
                                                                 -----------
             ENERGY -- 16.6%
       594   Anadarko Petroleum Corp. .........................       59,990
     1,454   BP plc ADR H......................................      100,246
     3,146   Chevron Corp. H...................................      182,345
     1,533   ConocoPhillips H..................................       96,828
     2,414   EnCana Corp. H....................................      112,809
     3,888   Exxon Mobil Corp. ................................      236,628
     1,223   Royal Dutch Shell plc.............................       76,131
       569   Schlumberger Ltd. H...............................       71,993
     1,264   Total S.A. ADR H..................................      166,480
                                                                 -----------
                                                                   1,103,450
                                                                 -----------
             FINANCE -- 18.0%
       972   ACE Ltd. .........................................       50,559
       854   Allstate Corp. ...................................       44,481
     1,460   American International Group, Inc. ...............       96,511
     4,723   Bank of America Corp. ............................      215,089
     3,796   Citigroup, Inc. ..................................      179,345
     1,275   Federal Home Loan Mortgage Corp. .................       77,757
     1,344   JP Morgan Chase & Co. ............................       55,983

                                                                   MARKET
  SHARES                                                           VALUE U
----------                                                       -----------
             FINANCE -- (CONTINUED)
     1,083   Marsh & McLennan Cos., Inc. H.....................  $    31,803
       916   MBIA, Inc. H......................................       55,091
     1,310   Merrill Lynch & Co., Inc. ........................      103,144
       921   Metlife, Inc. H...................................       44,530
       478   PNC Financial Services Group, Inc. ...............       32,201
     1,320   State Street Corp. H..............................       79,792
     1,577   Synovus Financial Corp. ..........................       42,710
       826   UBS AG H..........................................       90,868
                                                                 -----------
                                                                   1,199,864
                                                                 -----------
             HEALTH CARE -- 8.7%
     3,024   Abbott Laboratories...............................      128,417
     1,075   AstraZeneca plc ADR...............................       53,997
       854   Baxter International, Inc. .......................       33,144
     3,059   Bristol-Myers Squibb Co. .........................       75,284
     2,189   Lilly (Eli) & Co. H...............................      121,052
     5,307   Schering-Plough Corp. ............................      100,778
     1,354   Wyeth.............................................       65,696
                                                                 -----------
                                                                     578,368
                                                                 -----------
             SERVICES -- 6.6%
     1,204   Accenture Ltd. Class A............................       36,207
     1,537   CBS Corp. Class B H...............................       36,858
     1,747   Comcast Corp. Class A BH..........................       45,708
       986   Comcast Corp. Special Class A BH..................       25,744
       377   Harrah's Entertainment, Inc. .....................       29,399
     1,207   New York Times Co. Class A H......................       30,544
     4,374   Sun Microsystems, Inc. B..........................       22,437
     3,483   Time Warner, Inc. ................................       58,481
        92   United Parcel Service, Inc. Class B...............        7,263
       952   Viacom, Inc. Class B B............................       36,920
       805   Warner Music Group Corp. .........................       17,456
     2,624   Waste Management, Inc. ...........................       92,610
                                                                 -----------
                                                                     439,627
                                                                 -----------
             TECHNOLOGY -- 15.9%
     5,764   AT&T, Inc. H......................................      155,861
       959   BellSouth Corp. ..................................       33,226
     2,961   EMC Corp. B.......................................       40,352
       274   Emerson Electric Co. .............................       22,906
     1,018   First Data Corp. .................................       47,639
     5,841   General Electric Co. .............................      203,153
     1,534   International Business Machines Corp. ............      126,476
       603   Lockheed Martin Corp. ............................       45,303
     4,153   Microsoft Corp. H.................................      112,992
     3,887   Motorola, Inc. ...................................       89,056
     3,116   Sprint Nextel Corp. H.............................       80,505
     1,961   Verizon Communications, Inc. H....................       66,800
       375   Whirlpool Corp. H.................................       34,274
                                                                 -----------
                                                                   1,058,543
                                                                 -----------
             TRANSPORTATION -- 3.8%
     1,282   CSX Corp. ........................................       76,682
     1,133   General Dynamics Corp. ...........................       72,477
     2,936   Southwest Airlines Co. ...........................       52,811
       546   Union Pacific Corp. ..............................       50,922
                                                                 -----------
                                                                     252,892
                                                                 -----------

--------------------------------------------------------------------------------

                                                                   MARKET
  SHARES                                                           VALUE U
----------                                                       -----------
COMMON STOCK -- (CONTINUED)
             UTILITIES -- 4.8%
       932   Dominion Resources, Inc. .........................  $    64,336
     2,208   Exelon Corp. H....................................      116,815
     1,739   FPL Group, Inc. H.................................       69,819
       498   Pinnacle West Capital Corp. H.....................       19,456
     1,081   Progress Energy, Inc. H...........................       47,547
                                                                 -----------
                                                                     317,973
                                                                 -----------
             Total common stock
               (cost $5,504,942)...............................  $ 6,581,610
                                                                 -----------
PRINCIPAL
  AMOUNT
----------
SHORT-TERM INVESTMENTS -- 17.6%
             REPURCHASE AGREEMENTS -- 0.9%
$   15,487   Bank of America Joint Repurchase Agreement,
               4.82%, 04/03/2006 @.............................  $    15,487
       903   Bank of America Securities TriParty Joint
               Repurchase Agreement,
               4.47%, 04/03/2006 @.............................          903
     7,648   Deutsche Bank Securities TriParty Joint Repurchase
               Agreement,
               4.80%, 04/03/2006 @.............................        7,648
     7,074   Morgan Stanley & Co., Inc. TriParty Joint
               Repurchase Agreement,
               4.83%, 04/03/2006 @.............................        7,074
    30,209   UBS Securities TriParty Joint Repurchase
               Agreement,
               4.83%, 04/03/2006 @.............................       30,209
                                                                 -----------
                                                                      61,321
                                                                 -----------
                                                                   MARKET
  SHARES                                                           VALUE U
----------                                                       -----------
             SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
             LENDING -- 16.7%
 1,112,175   BNY Institutional Cash Reserve Fund...............  $ 1,112,175
                                                                 -----------
             Total short-term investments
               (cost $1,173,496)...............................  $ 1,173,496
             Total investments in securities
               (cost $6,678,438) O.............................  $ 7,755,106
             Other assets & liabilities........................   (1,093,582)
                                                                 -----------
             Total net assets..................................  $ 6,661,524
                                                                 ===========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  O At March 31, 2006, the cost of securities for federal income tax purposes was $6,687,603 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.......................  $1,178,350
      Unrealized depreciation.......................    (110,847)
                                                      ----------
      Net unrealized appreciation...................  $1,067,503
                                                      ==========

  B  Currently non-income producing.

 H   Security is partially on loan at March 31, 2006.

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE           COUPON RATE         EXPIRATION DATE
                                                                      -------------           -----------         ---------------
      Bank of America Securities Joint Repurchase Agreement......  U.S. Treasury Bond                 8.75%                2017
      Bank of America Securities TriParty Joint Repurchase
        Agreement................................................  FNMA                               5.00%                2035
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement................................................  FFCB                      3.125% - 3.80%         2006 - 2007
                                                                   FHLB                       2.76% - 5.80%         2006 - 2025
                                                                   FNMA                       2.50% - 3.16%                2006
                                                                   U.S. Treasury Bill                 4.50%                2006
                                                                   U.S. Treasury Note                 4.50%                2015
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement................................................  FNMA                               5.00%                2036
      UBS Securities TriParty Joint Repurchase Agreement.........  FHLMC                     4.00% - 13.00%         2006 - 2036
                                                                   FNMA                      4.00% - 11.00%         2006 - 2036

 HARTFORD EQUITY INCOME HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 COMMON STOCK -- 99.4%
            BASIC MATERIALS -- 9.4%
     50     Air Products and Chemicals, Inc. .................  $  3,366
    192     Alcoa, Inc. ......................................     5,858
    190     Dow Chemical Co. .................................     7,703
    104     DuPont (E.I.) de Nemours & Co. ...................     4,407
     48     International Paper Co. ..........................     1,659
     73     Kimberly-Clark Corp. .............................     4,232
     57     PPG Industries, Inc. .............................     3,612
                                                                --------
                                                                  30,837
                                                                --------
            CAPITAL GOODS -- 9.3%
     29     3M Co. ...........................................     2,165
    267     Caterpillar, Inc. ................................    19,145
     79     Goodrich Corp. ...................................     3,428
     77     Pitney Bowes, Inc. ...............................     3,284
     36     Rockwell Automation, Inc. ........................     2,580
                                                                --------
                                                                  30,602
                                                                --------
            CONSUMER STAPLES -- 9.3%
    113     Altria Group, Inc. ...............................     8,009
    102     Campbell Soup Co. ................................     3,302
     58     Colgate-Palmolive Co. ............................     3,306
     42     Diageo plc ADR....................................     2,651
     64     General Mills, Inc. ..............................     3,235
    106     Kellogg Co. ......................................     4,688
     53     PepsiCo, Inc. ....................................     3,074
     32     Weyerhaeuser Co. .................................     2,334
                                                                --------
                                                                  30,599
                                                                --------
            ENERGY -- 11.0%
     91     BP plc ADR........................................     6,262
    203     ConocoPhillips....................................    12,814
    237     Exxon Mobil Corp. ................................    14,423
     43     Royal Dutch Shell plc ADR.........................     2,817
                                                                --------
                                                                  36,316
                                                                --------
            FINANCE -- 31.8%
     88     ACE Ltd. .........................................     4,561
     61     Allstate Corp. ...................................     3,153
    350     Bank of America Corp. ............................    15,926
     63     Chubb Corp. ......................................     6,036
    287     Citigroup, Inc. ..................................    13,562
     34     Comerica, Inc. ...................................     1,948
     64     Host Marriott Corp. ..............................     1,367
    175     JP Morgan Chase & Co. ............................     7,283
    109     Merrill Lynch & Co., Inc. ........................     8,545
    108     National City Corp. ..............................     3,775
    118     PNC Financial Services Group, Inc. ...............     7,975
    127     SunTrust Banks, Inc. .............................     9,229
     49     UBS AG............................................     5,378
    135     US Bancorp........................................     4,118
     56     Wachovia Corp. ...................................     3,164
     42     Washington Mutual, Inc. ..........................     1,789
    103     Wells Fargo & Co. ................................     6,581
                                                                --------
                                                                 104,390
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            HEALTH CARE -- 8.4%
    106     Abbott Laboratories...............................  $  4,515
     64     AstraZeneca plc ADR...............................     3,220
    127     Baxter International, Inc. .......................     4,915
     92     Bristol-Myers Squibb Co. .........................     2,264
    153     Pfizer, Inc. .....................................     3,802
    187     Wyeth.............................................     9,079
                                                                --------
                                                                  27,795
                                                                --------
            SERVICES -- 1.5%
     35     Donnelley (R.R.) & Sons Co. ......................     1,148
     43     Gannett Co., Inc. ................................     2,554
     15     United Parcel Service, Inc. Class B...............     1,151
                                                                --------
                                                                   4,853
                                                                --------
            TECHNOLOGY -- 8.6%
    389     AT&T, Inc. .......................................    10,515
    138     BellSouth Corp. ..................................     4,791
    198     General Electric Co. .............................     6,873
    147     Sprint Nextel Corp. ..............................     3,804
     71     Verizon Communications, Inc. .....................     2,434
                                                                --------
                                                                  28,417
                                                                --------
            UTILITIES -- 10.1%
     85     Consolidated Edison, Inc. ........................     3,680
    101     Dominion Resources, Inc. .........................     7,002
     20     Entergy Corp. ....................................     1,351
     84     Exelon Corp. .....................................     4,429
    183     FPL Group, Inc. ..................................     7,355
     66     PPL Corp. ........................................     1,929
     73     SCANA Corp. ......................................     2,869
     85     Southern Co. .....................................     2,789
     43     TXU Corp. ........................................     1,916
                                                                --------
                                                                  33,320
                                                                --------
            Total common stock
              (cost $300,697).................................  $327,129
                                                                --------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 1.1%
            REPURCHASE AGREEMENTS -- 1.1%
 $  894     Bank of America Securities TriParty Joint
              Repurchase Agreement,
              4.82%, 04/03/2006 @.............................  $    894
     52     Bank of America Securities Joint Repurchase
              Agreement,
              4.47%, 04/03/2006 @.............................        52
    442     Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              4.80%, 04/03/2006 @.............................       442
    408     Morgan Stanley & Co., Inc., TriParty Joint
              Repurchase Agreement,
              4.83%, 04/03/2006 @.............................       408

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            REPURCHASE AGREEMENTS -- (CONTINUED)
 $1,744     UBS Securities TriParty Joint Repurchase
              Agreement,
              4.83%, 04/03/2006 @.............................  $  1,744
                                                                --------
            Total short-term investments
              (cost $3,540)...................................  $  3,540
                                                                --------
            Total investments in securities
              (cost $304,237) O...............................  $330,669
            Other assets & liabilities........................    (1,643)
                                                                --------
            Net assets........................................  $329,026
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 6.18% of total net assets at March 31, 2006.

  O At March 31, 2006, the cost of securities for federal income tax purposes was $304,338 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $31,088
      Unrealized depreciation.........................   (4,757)
                                                        -------
      Net unrealized appreciation.....................  $26,331
                                                        =======

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE           COUPON RATE         EXPIRATION DATE
                                                                      -------------           -----------         ---------------
      Bank of America Securities Joint Repurchase Agreement.......  U.S. Treasury Bond                8.75%                2017
      Bank of America Securities TriParty Joint Repurchase
        Agreement.................................................  FNMA                              5.00%                2035
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FFCB                     3.125% - 3.80%         2006 - 2007
                                                                    FHLB                      2.76% - 5.80%         2006 - 2025
                                                                    FNMA                      2.50% - 3.16%                2006
                                                                    U.S. Treasury Bill                4.50%                2006
                                                                    U.S. Treasury Note                4.50%                2015
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FNMA                              5.00%                2036
      UBS Securities TriParty Joint Repurchase Agreement..........  FHLMC                    4.00% - 13.00%         2006 - 2036
                                                                    FNMA                     4.00% - 11.00%         2006 - 2036

 HARTFORD FOCUS HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
  COMMON STOCK -- 99.4%
            BASIC MATERIALS -- 2.7%
    62      Dow Chemical Co. .................................  $ 2,501
                                                                -------
            CAPITAL GOODS -- 2.3%
    27      Boeing Co. .......................................    2,135
                                                                -------
            CONSUMER CYCLICAL -- 4.3%
    25      Best Buy Co., Inc. ...............................    1,376
    90      Dollar General Corp. .............................    1,587
    13      Federated Department Stores, Inc. ................      963
                                                                -------
                                                                  3,926
                                                                -------
            CONSUMER STAPLES -- 3.5%
    14      Clorox Co. .......................................      808
    41      Procter & Gamble Co. .............................    2,357
                                                                -------
                                                                  3,165
                                                                -------
            ENERGY -- 8.5%
    77      Exxon Mobil Corp. ................................    4,662
   145      Williams Cos., Inc. ..............................    3,097
                                                                -------
                                                                  7,759
                                                                -------
            FINANCE -- 24.1%
    44      American International Group, Inc. ...............    2,882
    68      Bank of America Corp. ............................    3,097
    46      Citigroup, Inc. ..................................    2,187
    39      Countrywide Financial Corp. ......................    1,424
    28      Federal Home Loan Mortgage Corp. .................    1,702
    --      Mitsubishi UFJ Financial Group, Inc. I............    2,418
    23      Muenchener Rueckversicherungs-Gesellschaft AG I...    3,207
    28      State Street Corp. ...............................    1,668
    31      UBS AG............................................    3,453
                                                                -------
                                                                 22,038
                                                                -------
            HEALTH CARE -- 15.2%
    24      Amgen, Inc. B.....................................    1,775
   119      Boston Scientific Corp. B.........................    2,750
    19      Cardinal Health, Inc. ............................    1,446
    58      Lilly (Eli) & Co. ................................    3,202
    44      Medtronic, Inc. ..................................    2,217
    53      Sanofi-Aventis S.A. ADR...........................    2,510
                                                                -------
                                                                 13,900
                                                                -------
            SERVICES -- 10.6%
    53      Accenture Ltd. Class A............................    1,588
    73      Comcast Corp. Class A B...........................    1,915
    58      Viacom, Inc. Class B B............................    2,254
    58      Walt Disney Co. ..................................    1,604
   105      XM Satellite Radio Holdings, Inc. Class A B.......    2,345
                                                                -------
                                                                  9,706
                                                                -------
            TECHNOLOGY -- 28.2%
    50      AT&T, Inc. .......................................    1,349
   153      Cisco Systems, Inc. B.............................    3,318
   129      EMC Corp. B.......................................    1,751
   135      General Electric Co. .............................    4,692
     5      Google, Inc. B....................................    1,911
    41      Lexmark International, Inc. ADR B.................    1,879
    28      Mercury Interactive Corp. B.......................      960

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
            TECHNOLOGY -- (CONTINUED)
   129      Microsoft Corp. ..................................  $ 3,502
    48      Nokia Oyj ADR.....................................      988
     3      Samsung Electronics Co., Ltd. I...................    1,932
   135      Sprint Nextel Corp. ..............................    3,476
                                                                -------
                                                                 25,758
                                                                -------
            Total common stock
              (cost $87,560)..................................  $90,888
                                                                -------
PRINCIPAL
AMOUNT
---------
  SHORT-TERM INVESTMENTS -- 2.1%
            REPURCHASE AGREEMENTS -- 2.1%
  $485      Bank of America Securities Joint Repurchase
              Agreement,
              4.82%, 04/03/2006 @.............................  $   485
    28      Bank of America Securities TriParty Joint
              Repurchase Agreement,
              4.47%, 04/03/2006 @.............................       28
   240      Deutsche Bank Securities Triparty Joint Repurchase
              Agreement,
              4.80%, 04/03/2006 @.............................      240
   222      Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              4.83%, 04/03/2006 @.............................      222
   947      UBS Securities TriParty Joint Repurchase
              Agreement,
              4.83%, 04/03/2006 @.............................      947
                                                                -------
            Total short-term investments
              (cost $1,922)...................................  $ 1,922
                                                                -------
            Total investments in securities
              (cost $89,482) O................................  $92,810
            Other assets & liabilities........................   (1,367)
                                                                -------
            Total net assets..................................  $91,443
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 15.87% of total net assets at March 31, 2006.

  I The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at March 31, 2006, was $7,557, which represents 8.26% of total net assets.

  O At March 31, 2006, the cost of securities for federal income tax purposes was $89,632 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $ 4,951
      Unrealized depreciation.........................   (1,773)
                                                        -------
      Net unrealized appreciation.....................  $ 3,178
                                                        =======

  B  Currently non-income producing.

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 HARTFORD GLOBAL ADVISERS HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                   MARKET
  SHARES                                                           VALUE U
-----------                                                       ---------
COMMON STOCK -- 62.1%
              BASIC MATERIALS -- 2.1%
         72   Cameco Corp. H....................................  $   2,592
         63   Inco Ltd. B.......................................      3,123
        102   JSR Corp. IH......................................      3,035
                                                                  ---------
                                                                      8,750
                                                                  ---------
              CAPITAL GOODS -- 1.0%
         52   Boeing Co. .......................................      4,076
                                                                  ---------
              CONSUMER CYCLICAL -- 5.8%
         42   Best Buy Co., Inc.................................      2,369
        979   Carphone Warehouse Group plc I....................      5,251
         76   eBay, Inc. B......................................      2,968
         26   Hyundai Motor Co., Ltd. I.........................      2,215
        319   Kingfisher plc I..................................      1,326
         41   Lotte Shopping Co. GDR B..........................        820
         43   Lotte Shopping Co. GDR B M........................        869
         32   LVMH Moet Hennessy Louis Vuitton S.A. IH..........      3,166
         57   Starbucks Corp. B.................................      2,130
         41   Toyota Motor Corp. IH.............................      2,249
                                                                  ---------
                                                                     23,363
                                                                  ---------
              CONSUMER STAPLES -- 2.3%
         75   Procter & Gamble Co. .............................      4,344
        133   Reckitt Benckiser plc I...........................      4,673
                                                                  ---------
                                                                      9,017
                                                                  ---------
              ENERGY -- 4.5%
         41   Noble Corp. ......................................      3,325
         32   Schlumberger Ltd. ................................      4,000
         53   Suncor Energy, Inc. ..............................      4,037
         50   Valero Energy Corp. ..............................      2,977
         80   XTO Energy, Inc. .................................      3,485
                                                                  ---------
                                                                     17,824
                                                                  ---------
              FINANCE -- 11.2%
        113   Commerzbank AG I..................................      4,493
        107   E* Trade Financial B..............................      2,895
         25   Erste Bank Der Oesterreichischen Sparkassen
                AG I............................................      1,500
         18   Erste Bank Der Oesterreichischen Sparkassen AG
                B M.............................................      1,061
         23   Euronext I........................................      1,935
         26   Goldman Sachs Group, Inc. ........................      4,034
         --   Hana Financial Holdings...........................         22
         18   KBC Bankverzekeringsholdings IH...................      1,966
         --   Mitsubishi UFJ Financial Group, Inc. IH...........      4,289
         29   Nasdaq Stock Market, Inc. B.......................      1,161
        392   Shinsei Bank Ltd. I...............................      2,744
         46   SLM Corp. ........................................      2,374
        161   Standard Chartered plc I..........................      3,996
         79   Sumitomo Realty & Development IH..................      2,187
         41   UBS AG I..........................................      4,546
        344   UniCredito Italiano S.p.A. I......................      2,483
         54   UnitedHealth Group, Inc. .........................      3,016
                                                                  ---------
                                                                     44,702
                                                                  ---------

                                                                   MARKET
  SHARES                                                           VALUE U
-----------                                                       ---------
              HEALTH CARE -- 8.1%
         24   AstraZeneca plc I.................................  $   1,183
         48   Boston Scientific Corp. B.........................      1,104
         76   Cardinal Health, Inc. ............................      5,678
         40   Celgene Corp. B...................................      1,786
         92   Eisai Co., Ltd. IH................................      4,013
         25   Medtronic, Inc. ..................................      1,274
         33   Monsanto Co. .....................................      2,831
         17   Roche Holding AG I................................      2,559
         38   Sanofi-Aventis S.A. I.............................      3,607
        194   Schering-Plough Corp. ............................      3,682
         63   Teva Pharmaceutical Industries Ltd. ADR...........      2,603
         42   Wyeth.............................................      2,018
                                                                  ---------
                                                                     32,338
                                                                  ---------
              SERVICES -- 6.6%
          1   Dentsu, Inc. IH...................................      2,037
      1,311   EMI Group plc I...................................      5,746
        193   Grupo Televisa S.A. ADR...........................      3,845
         32   Harrah's Entertainment, Inc. .....................      2,510
         93   Las Vegas Sands Corp. B...........................      5,275
         44   Opap S.A. I.......................................      1,683
         11   SAP AG ADR I......................................      2,354
        145   Warner Music Group Corp. H........................      3,147
                                                                  ---------
                                                                     26,597
                                                                  ---------
              TECHNOLOGY -- 19.6%
         64   Adobe Systems, Inc. ..............................      2,242
        125   America Movil S.A. de C.V. ADR....................      4,293
        143   American Tower Corp. Class A B....................      4,324
        181   ASML Holding N.V. BI..............................      3,684
        147   Cisco Systems, Inc. B.............................      3,181
        163   Corning, Inc. B...................................      4,381
         55   Electronic Arts, Inc. B...........................      3,010
         14   Google, Inc. B....................................      5,499
        293   Hon Hai Precision Industry Co., Ltd. I............      1,807
        176   Microsoft Corp. ..................................      4,792
        173   Motorola, Inc. ...................................      3,957
        100   Network Appliance, Inc. B.........................      3,585
        147   Nokia Oyj ADR.....................................      3,052
         66   Qualcomm, Inc. ...................................      3,355
          5   Rakuten, Inc. IH..................................      4,298
          7   Samsung Electronics Co., Ltd. I...................      4,526
         58   SanDisk Corp. B...................................      3,330
        145   SES Global S.A. IH................................      2,305
        213   Sharp Corp. I.....................................      3,769
        128   Sprint Nextel Corp. ..............................      3,310
        612   Telefonaktiebolaget LM Ericsson I.................      2,312
         47   Tokyo Electron Ltd. I.............................      3,245
                                                                  ---------
                                                                     78,257
                                                                  ---------
              TRANSPORTATION -- 0.4%
         32   Ryanair Holdings plc ADR BH.......................      1,745
                                                                  ---------
              UTILITIES -- 0.5%
         34   Veolia Environment S.A. I.........................      1,907
                                                                  ---------
              Total common stock
                (cost $219,695).................................  $ 248,576
                                                                  ---------

 HARTFORD GLOBAL ADVISERS HLS FUND

 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT
------------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 7.0%
               FINANCE -- 7.0%
$        521   American Express Credit Account Master Trust,
                 4.75%, 01/18/2011 K.............................  $     521
       1,130   American Honda Finance Corp.,
                 4.64%, 07/23/2007 KM............................      1,130
          92   AmeriCredit Automobile Receivables Trust,
                 2.53%, 03/06/2008...............................         92
         171   ARMS II,
                 5.11%, 09/10/2034 K.............................        172
         500   Bank One Issuance Trust,
                 4.86%, 06/15/2011 K.............................        501
         595   Bear Stearns Commercial Mortgage Securities, Inc.,
                 4.68%, 08/13/2039...............................        564
         450   Bear Stearns Commercial Mortgage Securities, Inc.,
                 5.61%, 11/15/2033...............................        452
         598   BMW Vehicle Owner Trust,
                 3.66%, 12/26/2007...............................        596
         620   Capital One Prime Auto Receivables Trust,
                 4.77%, 07/15/2010 K.............................        620
         245   Carmax Auto Owner Trust,
                 3.78%, 02/15/2008...............................        244
         265   Chase Issuance Trust,
                 4.77%, 07/15/2010 K.............................        265
         716   Collegiate Funding Services Education Loan Trust
                 I,
                 4.53%, 09/28/2017 K.............................        716
         350   Collegiate Funding Services Education Loan Trust
                 I,
                 4.54%, 09/29/2014 K.............................        349
         337   Credit-Based Asset Servicing and Securities,
                 4.94%, 08/25/2035 K.............................        337
          83   Crusade Global Trust,
                 4.75%, 01/16/2035 K.............................         83
         104   Crusade Global Trust,
                 4.80%, 01/17/2034 K.............................        104
         280   Crusade Global Trust,
                 4.98%, 06/17/2037 K.............................        280
         192   Crusade Global Trust,
                 5.12%, 09/18/2034 K.............................        193
         450   CS First Boston Mortgage Securities Corp.,
                 3.936%, 05/15/2038..............................        409
         113   Daimler Chrysler Auto Trust,
                 2.62%, 06/08/2007...............................        113
         670   Daimler Chrysler Master Owner Trust,
                 4.76%, 08/17/2009 K.............................        670
         800   Discover Card Master Trust I,
                 4.76%, 09/16/2010 K.............................        800
         400   Discover Card Master Trust I,
                 4.77%, 05/15/2010 K.............................        400
         285   Discover Card Master Trust I,
                 4.78%, 04/16/2010 K.............................        285

 PRINCIPAL                                                          MARKET
  AMOUNT C                                                          VALUE U
------------                                                       ---------
               FINANCE -- (CONTINUED)
  GBP    197   European Loan Conduit,
                 5.17%, 11/01/2029 M.............................  $     342
         992   First Union-Chase Commercial Mortgage,
                 6.65%, 06/15/2031...............................      1,022
       1,135   GE Capital Credit Card Master Note Trust,
                 4.80%, 06/15/2010 K.............................      1,136
         117   GE Commercial Equipment Financing LLC,
                 3.03%, 01/22/2007 M.............................        117
           7   GE Commercial Equipment Financing LLC,
                 4.79%, 01/20/2007 K.............................          7
         379   GE Corporate Aircraft Financing LLC,
                 4.99%, 09/25/2013 MK............................        379
         170   Granite Mortgages plc,
                 4.76%, 07/20/2019 K.............................        171
         175   Greenwich Capital Commercial Funding Corp.,
                 5.214%, 09/10/2015..............................        170
         894   Harley-Davidson Motorcycle Trust,
                 5.06%, 06/15/2010 M.............................        893
       1,045   Honda Auto Receivables Owner Trust,
                 2.91%, 10/20/2008 [ ]...........................      1,026
         766   Household Automotive Trust,
                 4.16%, 09/17/2008...............................        763
         761   Ixis Real Estate Capital Trust,
                 4.93%, 12/25/2035 K.............................        761
         480   MBNA Credit Card Master Note Trust,
                 6.55%, 12/15/2008...............................        482
         504   Medallion Trust,
                 4.80%, 05/10/2036 K.............................        504
         184   Medallion Trust,
                 4.93%, 05/25/2035 K.............................        184
         193   Medallion Trust,
                 5.12%, 12/21/2033 K.............................        193
         375   Morgan Stanley Capital I,
                 5.23%, 09/15/2042...............................        365
         542   Morgan Stanley Dean Witter Capital I,
                 6.20%, 07/15/2033...............................        550
         950   Morgan Stanley Home Equity Loans,
                 4.93%, 08/25/2035 K.............................        950
         640   National RMBS Trust,
                 5.04%, 03/20/2034 K.............................        640
         153   Navistar Financial Corp. Owner Trust,
                 2.72%, 12/15/2007...............................        153
         180   New Century Home Equity Loan Trust,
                 5.11%, 03/25/2035 K.............................        180
         355   Nissan Auto Lease Trust,
                 2.90%, 08/15/2007...............................        353
         152   Nissan Auto Receivables Owner Trust,
                 3.22%, 07/16/2007...............................        152
         369   Nissan Auto Receivables Owner Trust,
                 3.75%, 09/17/2007...............................        368
         500   Nomura Asset Securities Corp.,
                 6.59%, 03/15/2030...............................        512
         363   Onyx Acceptance Grantor Trust,
                 4.03%, 04/15/2008...............................        362

--------------------------------------------------------------------------------

 PRINCIPAL                                                          MARKET
  AMOUNT C                                                          VALUE U
------------                                                       ---------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- (CONTINUED)
               FINANCE -- (CONTINUED)
$        224   Option One Mortgage Loan Trust,
                 4.92%, 08/25/2035 K.............................        224
         597   Option One Mortgage Loan Trust,
                 4.98%, 08/25/2035 K.............................        597
         570   Prudential Commercial Mortgage Trust,
                 4.493%, 02/11/2036..............................        537
         418   Residential Asset Securities Corp.,
                 4.92%, 08/25/2035 K.............................        418
         197   RMAC plc,
                 4.95%, 12/12/2018 MK............................        196
         874   USAA Auto Owner Trust,
                 3.80%, 12/17/2007...............................        871
         145   USSA Auto Owner Trust,
                 3.55%, 09/17/2007...............................        144
         895   Volkswagen Credit Auto Master Trust,
                 4.59%, 07/20/2010 K.............................        895
         500   Wachovia Bank Commercial Mortgage Trust,
                 5.118%, 07/15/2042..............................        483
         457   Westpac Securitisation Trust,
                 5.01%, 03/23/2036 K.............................        457
          13   WFS Financial Owner Trust,
                 2.50%, 12/17/2007...............................         13
         650   WFS Financial Owner Trust,
                 4.00%, 06/17/2008...............................        648
          29   Whole Auto Loan Trust,
                 2.59%, 05/15/2007...............................         29
                                                                   ---------
               Total asset & commercial mortgage backed
                 securities
                 (cost $28,303)..................................  $  28,143
                                                                   ---------
CORPORATE BONDS: INVESTMENT GRADE -- 28.9%
               BASIC MATERIALS -- 0.1%
  EUR    325   International Paper Co.,
                 5.375%, 08/11/2006..............................  $     397
                                                                   ---------
               CAPITAL GOODS -- 0.3%
       1,050   Boeing Co.,
                 8.10%, 11/15/2006...............................      1,068
                                                                   ---------
               CONSUMER CYCLICAL -- 0.5%
         485   DaimlerChrysler N.A. Holdings Corp.,
                 4.875%, 06/15/2010..............................        467
         350   Staples, Inc.,
                 7.125%, 08/15/2007..............................        357
       1,350   Wal-Mart Stores, Inc.,
                 5.25%, 09/01/2035...............................      1,225
                                                                   ---------
                                                                       2,049
                                                                   ---------
               ENERGY -- 0.2%
         735   Burlington Resources Finance Co.,
                 5.60%, 12/01/2006...............................        736
                                                                   ---------
               FINANCE -- 7.8%
       1,345   Abbey National Treasury Service,
                 5.17%, 04/03/2007...............................      1,345
         855   Ace INA Holdings, Inc.,
                 8.30%, 08/15/2006...............................        864

 PRINCIPAL                                                          MARKET
  AMOUNT C                                                          VALUE U
------------                                                       ---------
               FINANCE -- (CONTINUED)
$        300   Aiful Corp.,
                 4.45%, 02/16/2010 M.............................  $     286
         725   Aiful Corp.,
                 5.00%, 08/10/2010 M.............................        701
         670   American General Financial,
                 5.40%, 12/01/2015 H.............................        649
  EUR    650   ASIF III (Jersey) Ltd.,
                 2.66%, 07/17/2006 K.............................        788
         905   BAE Systems Holdings, Inc.,
                 5.15%, 08/15/2008 MK............................        906
       1,345   Barclay Bank plc NY,
                 5.20%, 04/03/2007...............................      1,345
  EUR    430   BAT International Finance plc,
                 3.34%, 04/03/2006 K.............................        521
         500   Berkshire Hathaway Finance Corp.,
                 4.61%, 01/11/2008 HK............................        501
         450   Boeing Capital Corp.,
                 4.75%, 08/25/2008...............................        445
       1,300   Caterpillar Financial Services Corp.,
                 4.75%, 02/12/2007 K.............................      1,301
         990   Credit Suisse First Boston USA, Inc.,
                 5.125%, 08/15/2015..............................        947
       1,150   HBOS Treasury Services plc,
                 4.00%, 09/15/2009 M.............................      1,104
  EUR    540   International Lease Finance Corp.,
                 3.64%, 06/26/2006 K.............................        655
         430   Korea Development Bank,
                 4.625%, 09/16/2010 H............................        414
       1,240   Lasalle Bank,
                 4.09%, 05/17/2006...............................      1,239
  EUR    800   Lloyds TSB Bank plc,
                 5.25%, 07/14/2008...............................      1,002
         904   MBNA Credit Card Master Note Trust,
                 4.75%, 12/15/2010 K.............................        904
  GBP    560   Metlife, Inc.,
                 5.25%, 06/29/2020...............................        972
         525   Mizuho Financial Group, Inc.,
                 5.79%, 04/15/2014 M.............................        526
         700   Nationwide Building Society,
                 2.63%, 01/30/2007 M.............................        686
  EUR    225   Nordea Bank Finland plc,
                 5.75%, 03/26/2014...............................        287
  EUR  1,100   Nordea Bank Norge,
                 2.70%, 12/13/2006 K.............................      1,332
  EUR    425   Oversea-Chinese Banking Corp., Ltd.,
                 7.25%, 09/06/2011 +.............................        592
  EUR    480   Pemex Project Funding Master Trust,
                 6.375%, 08/05/2016 M............................        634
       1,325   Royal Bank of Scotland plc,
                 4.79%, 11/24/2006 MK............................      1,325
       1,350   Royal Bank of Scotland plc,
                 4.79%, 12/18/2006 K.............................      1,350
 SGD   2,145   SGB, Inc.,
                 3.625%, 07/01/2014..............................      1,336
         540   Societe Generale,
                 4.765%, 01/17/2006..............................        540
       1,350   Societe Generale,
                 4.78%, 12/18/2006...............................      1,350

 HARTFORD GLOBAL ADVISERS HLS FUND

 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                          MARKET
  AMOUNT C                                                          VALUE U
------------                                                       ---------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
               FINANCE -- (CONTINUED)
$        132   Southern Capital Corp.,
                 5.70%, 06/30/2023 M.............................  $     130
         250   St. Paul Travelers Cos., Inc.,
                 5.75%, 03/15/2007 H.............................        250
       1,145   Temasek Financial I Ltd.,
                 4.50%, 09/21/2015 M.............................      1,064
         670   UBS Luxembourg S.A.,
                 6.38%, 10/24/2006 K.............................        675
  EUR    550   Unicredito Italiano Bank,
                 2.48%, 10/11/2006 K.............................        667
       1,200   US Bank NA,
                 4.66%, 07/28/2006 K.............................      1,200
  EUR    550   Volkswagen Bank GMBH,
                 2.84%, 12/27/2006 K.............................        667
                                                                   ---------
                                                                      31,500
                                                                   ---------
               FOREIGN GOVERNMENTS -- 17.4%
  AUD  3,210   Australian Government,
                 5.25%, 08/10/2010...............................      2,287
  AUD  4,275   Australian Government,
                 6.00%, 02/15/2017...............................      3,202
  CAD    740   Canadian Government,
                 5.50%, 06/01/2010...............................        666
  CAD    855   Canadian Government,
                 5.75%, 06/01/2029...............................        885
  EUR  4,035   Denmark Government,
                 4.875%, 04/18/2007..............................      4,974
  EUR  7,555   Deutscheland Bundesrepublic,
                 3.75%, 01/04/2015...............................      9,147
  EUR  3,380   Deutscheland Bundesrepublic,
                 4.00%, 01/04/2037...............................      4,096
  EUR  3,705   Deutscheland Bundesrepublic,
                 5.25%, 07/04/2010...............................      4,787
       1,050   Finland (Republic of),
                 4.75%, 03/06/2007 H.............................      1,045
  EUR    400   France Government OAT,
                 4.00%, 04/25/2013...............................        494
 JPY 370,600   Japan Government Ten Year Bond,
                 1.40%, 09/20/2011...............................      3,155
 JPY 757,150   Japanese Government,
                 1.40%, 06/22/2009...............................      6,522
JPY1,862,600   Japanese Government,
                 1.40%, 09/20/2011...............................     15,857
 JPY 221,600   Japanese Government,
                 1.50%, 09/20/2013...............................      1,868
  DKK  3,676   Kingdom of Denmark,
                 6.00%, 11/15/2009...............................        645
  MXP 14,790   Mexican Bonos,
                 10.00%, 12/05/2024..............................      1,520
  NZD  2,965   New Zealand Government,
                 6.00%, 11/15/2011...............................      1,843
 SGD   1,350   Singapore Government
                 4.375%, 01/15/2009..............................        859
 SGD   1,430   Singapore Government,
                 4.00%, 03/01/2007...............................        893

 PRINCIPAL                                                          MARKET
  AMOUNT C                                                          VALUE U
------------                                                       ---------
               FOREIGN GOVERNMENTS -- (CONTINUED)
 GBP   1,230   UK Gilt Forward,
                 4.25%, 03/07/2036...............................  $   2,195
 GBP   1,371   United Kingdom Treasury,
                 4.75%, 06/07/2010...............................      2,409
  GBP     95   United Kingdom Treasury,
                 4.75%, 09/07/2015...............................        170
                                                                   ---------
                                                                      69,519
                                                                   ---------
               SERVICES -- 0.7%
         691   Harrah's Operating Co., Inc.,
                 5.625%, 06/01/2015..............................        662
       1,350   News America, Inc.,
                 6.40%, 12/15/2035 M.............................      1,291
         740   Walt Disney Co.,
                 5.50%, 12/29/2006...............................        742
                                                                   ---------
                                                                       2,695
                                                                   ---------
               TECHNOLOGY -- 1.4%
       1,940   AT&T, Inc.,
                 5.30%, 11/15/2010 H.............................      1,914
         475   Cingular Wireless Services, Inc.
                 7.875%, 03/01/2011..............................        521
         530   Comcast Corp.,
                 5.45%, 11/15/2010 H.............................        524
         630   General Electric Co.,
                 5.00%, 02/01/2013...............................        613
         405   Sprint Capital Corp.,
                 4.78%, 08/17/2006...............................        404
         600   Sprint Capital Corp.,
                 6.00%, 01/15/2007...............................        603
         305   Sprint Capital Corp.,
                 7.625%, 01/30/2011..............................        330
         405   Telecom Italia Capital,
                 6.375%, 11/15/2033..............................        382
         375   Verizon New England, Inc.,
                 6.50%, 09/15/2011 H.............................        381
                                                                   ---------
                                                                       5,672
                                                                   ---------
               UTILITIES -- 0.5%
         350   FPL Group Capital, Inc.,
                 6.125%, 05/15/2007..............................        352
         810   Midamerican Energy Holdings,
                 6.125%, 04/01/2036 M............................        793
  GBP    160   Northumbrian Water,
                 6.00%, 10/11/2017...............................        295
         300   Nstar,
                 8.00%, 02/15/2010...............................        325
         195   Virginia Electric & Power Co.,
                 5.375%, 02/01/2007 H............................        195
                                                                   ---------
                                                                       1,960
                                                                   ---------
               Total corporate bonds: investment grade
                 (cost $114,795).................................  $ 115,596
                                                                   ---------

--------------------------------------------------------------------------------

 PRINCIPAL                                                          MARKET
  AMOUNT C                                                          VALUE U
------------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 0.3%
               FINANCE -- 0.3%
       1,360   Anz Delaware, Inc.,
                 4.81%, 01/29/2007...............................  $   1,360
                                                                   ---------
               Total corporate bonds: non-investment grade
                 (cost $1,360)...................................  $   1,360
                                                                   ---------

  SHARES
-----------
------------                                                       ---------
OPTIONS PURCHASED -- 10.3%
              ISSUER/EXPIRATION DATE/EXERCISE PRICE
              CALL OPTIONS -- 4.8%
      1,750   U.S. Dollars vs. Japanese Yen, May 2006, 120.78...  $      14
        940   U.S. Dollars vs. Japanese Yen, June 2006,
                120.78..........................................          5
                                                                  ---------
                                                                         19
                                                                  ---------
              PUT OPTIONS -- 5.5%
      2,410   U.S. Dollars vs. Japanese Yen, June 2006,
                120.78..........................................         22
                                                                  ---------
              Total options purchased
                (cost $52)......................................  $      41
                                                                  ---------

 PRINCIPAL
  AMOUNT
-----------
U.S. GOVERNMENT SECURITIES -- 18.6%
              OTHER DIRECT FEDERAL OBLIGATIONS -- 0.3%
$     1,200   Federal Home Loan Bank,
                5.75%, 05/15/2012...............................  $   1,237
                                                                  ---------
              U.S. TREASURY SECURITIES -- 18.3%
     20,195   2.875% 2006.......................................     19,935
     33,270   3.00% 2009........................................     31,658
      6,480   3.375% 2007 J.....................................      7,698
      2,870   4.25% 2014........................................      2,747
     11,180   4.375% 2012.......................................     10,890
        200   5.375% 2031.......................................        211
                                                                  ---------
                                                                     73,139
                                                                  ---------
              Total U.S. government securities
                (cost $75,105)..................................  $  74,376
                                                                  ---------
U.S. GOVERNMENT AGENCIES -- 4.1%
              FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.6%
      1,388   4.50% 2020........................................  $   1,326
        534   5.03% 2029........................................        543
        510   5.50% 2019 -- 2020................................        506
                                                                  ---------
                                                                      2,375
                                                                  ---------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 3.2%
      1,320   3.25% 2006........................................      1,313
      2,145   4.50% 2020 -- 2036 *..............................      1,978
      1,416   4.759% 2014.......................................      1,362

 PRINCIPAL                                                         MARKET
  AMOUNT                                                           VALUE U
-----------                                                       ---------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- (CONTINUED)
$     1,637   4.974% 2013.......................................  $   1,591
      3,793   5.00% 2019........................................      3,702
        282   5.50% 2034........................................        276
      2,308   6.50% 2013 -- 2036 *..............................      2,355
          9   7.00% 2029........................................          9
                                                                  ---------
                                                                     12,586
                                                                  ---------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.3%
        503   6.00% 2028 -- 2035................................        510
        122   6.50% 2028........................................        127
        604   7.50% 2035........................................        631
         61   8.00% 2029 -- 2030................................         66
                                                                  ---------
                                                                      1,334
                                                                  ---------
              Total U.S. government agencies
                (cost $16,599)..................................  $  16,295
                                                                  ---------
              Total long term investments
                (cost $455,909).................................  $ 484,387
                                                                  ---------
SHORT-TERM INVESTMENTS -- 17.5%
              REPURCHASE AGREEMENTS -- 5.2%
      5,283   Bank of America Securities Joint Repurchase
                Agreement,
                4.82%, 04/03/2006 @.............................  $   5,283
        308   Bank of America TriParty Joint Repurchase
                Agreement,
                4.47%, 04/03/2006 @.............................        308
      2,609   Deutsche Bank Securities TriParty Joint Repurchase
                Agreement,
                4.80%, 04/03/2006 @.............................      2,609
      2,413   Morgan Stanley & Co., Inc. TriParty Joint
                Repurchase Agreement,
                4.83%, 04/03/2006 @.............................      2,413
     10,306   UBS TriParty Joint Repurchase Agreement,
                4.83%, 04/03/2006 @.............................     10,306
                                                                  ---------
                                                                     20,919
                                                                  ---------
              FINANCE -- 2.2%
      1,350   HBOS Treasury Services plc,
                4.79%, 12/18/2006...............................      1,354
      1,160   Rabobank Nederland,
                4.19%, 08/28/2006...............................      1,158
      1,350   Rabobank Nederland,
                4.75%, 12/18/2006...............................      1,353
      1,240   Wells Fargo Bank NA,
                4.00%, 07/24/2006...............................      1,240
      1,240   Wells Fargo Bank NA,
                4.75%, 07/24/2006 K.............................      1,240
      2,370   Westdeutsche Landesbank,
                3.97%, 07/17/2006...............................      2,370
                                                                  ---------
                                                                      8,715
                                                                  ---------

 HARTFORD GLOBAL ADVISERS HLS FUND

 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                         MARKET
  AMOUNT                                                           VALUE U
-----------                                                       ---------
  SHARES
-----------
              SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
              LENDING -- 10.1%
     40,328   Navigator Prime Portfolio.........................  $  40,328
                                                                  ---------
              Total short-term investments
                (cost $69,958)..................................  $  69,962
                                                                  ---------
              Total investments in securities
                (cost $525,867) O...............................  $ 554,349
              Other assets & liabilities........................   (154,164)
                                                                  ---------
              Total net assets..................................  $ 400,185
                                                                  =========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 56.34% of total net assets at March 31, 2006.

  I The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at March 31, 2006, was $103,089, which represents 25.76% of total net assets.

  C  All principal amounts are in U.S. dollars unless otherwise indicated.

        AUD -- Australian Dollar
        CAD -- Canadian Dollar
        DKK -- Denmark Krone
        EUR -- EURO
        GBP -- British Pound
        JPY -- Japanese Yen
        MXP -- Mexican Peso
        NZD -- New Zealand Dollar
        SGD -- Singapore Dollar

  O At March 31, 2006, the cost of securities for federal income tax purposes was $526,652 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $33,250
      Unrealized depreciation.........................   (5,553)
                                                        -------
      Net unrealized appreciation.....................  $27,697
                                                        =======

  B  Currently non-income producing.

 H   Security is partially on loan at March 31, 2006.

  + Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At March 31, 2006, the market value of these securities amounted to $592 or 0.15% of net assets.
  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2006, was $12,961, which represents 3.23% of total net assets.

  K Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2006.

  J U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

  * The cost of securities purchased on a when-issued basis at March 31, 2006 was $4,212.

  [ ]Security pledged as initial margin deposit for open futures contracts at March 31, 2006.

                FUTURES CONTRACTS OUTSTANDING AT MARCH 31, 2006

                                                                                                                     UNREALIZED
                                                             NUMBER OF                                              APPRECIATION
DESCRIPTION                                                  CONTRACTS         POSITION         EXPIRATION         (DEPRECIATION)
-----------                                                  ---------         --------         ----------         --------------
10 Year Japanese Bond futures contracts                           1             short           June 2006              $   9
10 Year U.S. Treasury Note futures contracts                     13             short           June 2006                 16
5 Year U.S. Treasury Note futures contracts                      12             short           June 2006                  7
Eurex EURO-BUND futures contracts                                19              long           June 2006                  1
Eurex EURO-BOBL futures contracts                                 7             short           June 2006                  5
Eurex EURO-SCHATZ futures contracts                              34              long           June 2006                 (9)
Long Gilt futures contracts                                       9             short           June 2006                 26
Russell Mini futures contracts                                  115             short           June 2006               (257)
S&P 500 Mini futures contracts                                   39              long           June 2006                  2
                                                                                                                       -----
                                                                                                                       $(200)
                                                                                                                       =====

--------------------------------------------------------------------------------

These contracts had a market value of ($5,782) as of March 31, 2006.

               WRITTEN CALL OPTIONS OUTSTANDING AT MARCH 31, 2006

                                                                                      EXERCISE         EXPIRATION         MARKET
ISSUER                                                              CONTRACTS          PRICE              DATE            VALUE U
------                                                              ---------         --------         ----------         -------
Australian Dollars vs. New Zealand Dollars                            2,020            120.78          April 2006          $(32)
                                                                                                                           ----

              FORWARD FOREIGN BONDS OUTSTANDING AT MARCH 31, 2006

                                                                                                                     UNREALIZED
                                                                MARKET          CONTRACT         DELIVERY           APPRECIATION
DESCRIPTION                                                     VALUE            AMOUNT            DATE            (DEPRECIATION)
-----------                                                     ------          --------         --------          --------------
Canadian Government                                             (13,248)         (13,387)        5/22/2006               139
Canadian Government                                              (7,226)          (7,301)        5/19/2006                75
Canadian Government                                              (7,184)          (7,280)        5/19/2006                96
Japanese Government                                              (3,028)          (3,056)        4/26/2006                28
Japanese Government                                              (7,305)          (7,358)        4/26/2006                53
Japanese Government                                              (1,820)          (1,842)        4/26/2006                22
Poland Government                                                (1,628)          (1,674)        4/10/2006                46
Sweden Government                                                (8,880)          (8,962)        4/27/2006                82
U.S. Treasury                                                    (2,280)          (2,312)        4/27/2006                32
                                                                                                                        ----
                                                                                                                        $573
                                                                                                                        ====

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT MARCH 31, 2006

                                                                                                                     UNREALIZED
                                                                 MARKET          CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                  TRANSACTION          VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                  -----------         ------          --------         --------         --------------
Australian Dollar                                Buy              11,931          12,054          06/21/06             $(123)
Australian Dollar                               Sell             (10,107)        (10,430)         06/21/06              (323)
British Pound                                   Sell               1,962           1,962          04/03/06                --
British Sterling Pound                           Buy               4,082           4,069          06/21/06                13
British Sterling Pound                          Sell             (10,958)        (10,986)         06/21/06               (28)
Canadian Dollar                                  Buy               2,146           2,183          06/21/06               (37)
Canadian Dollar                                 Sell             (12,282)        (12,417)         06/21/06              (135)
Chilian Peso                                     Buy               1,618           1,621          06/21/06                (3)
Chilian Peso                                    Sell              (2,321)         (2,287)         06/21/06                34
Chinese Yuan Renminbi                            Buy                 672             681          05/25/06                (9)

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

                                                                                                                     UNREALIZED
                                                                 MARKET          CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                  TRANSACTION          VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                  -----------         ------          --------         --------         --------------
Chinese Yuan Renminbi                            Buy               2,340           2,323          08/14/06                17
Chinese Yuan Renminbi                            Buy                 619             623          09/20/06                (4)
Chinese Yuan Renminbi                            Buy                 182             183          03/21/07                (1)
Chinese Yuan Renminbi                           Sell                (672)           (684)         05/25/06               (11)
Chinese Yuan Renminbi                           Sell              (2,341)         (2,342)         08/14/06                (1)
Czech Koruna                                     Buy               2,466           2,466          06/21/06                --
Czech Koruna                                    Sell              (2,076)         (2,040)         06/21/06                36
Danish Krone                                    Sell                (693)           (682)         06/21/06                11
Euro                                             Buy                 764             759          04/03/06                 5
Euro                                             Buy               1,244           1,247          04/04/06                (3)
Euro                                             Buy               1,797           1,798          04/05/06                (1)
Euro                                             Buy              34,646          34,287          06/21/06               359
Euro                                            Sell                 521             517          04/03/06                (4)
Euro                                            Sell             (42,003)        (41,505)         06/21/06               498
Hungarian Forint                                 Buy                 241             244          06/21/06                (3)
Hungarian Forint                                Sell                (121)           (118)         06/21/06                 3

 HARTFORD GLOBAL ADVISERS HLS FUND

 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                                                                     UNREALIZED
                                                                 MARKET          CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                  TRANSACTION          VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                  -----------         ------          --------         --------         --------------
Israeli Shekel                                   Buy                 856             848          06/21/06                 8
Israeli Shekel                                  Sell                 612             608          04/03/06                (4)
Israeli Shekel                                  Sell                (748)           (739)         06/21/06                 9
Japanese Yen                                     Buy                 138             138          04/05/06                --
Japanese Yen                                     Buy               9,923           9,951          06/21/06               (28)
Japanese Yen                                    Sell             (18,671)        (18,710)         06/21/06               (39)
Mexican Peso                                     Buy                 649             607          05/25/06                42
Mexican Peso                                     Buy               3,996           4,065          06/21/06               (69)
Mexican Peso                                    Sell                (649)           (617)         05/25/06                32
Mexican Peso                                    Sell              (3,937)         (3,975)         06/21/06               (38)
New Zealand Dollar                               Buy               3,872           4,137          06/21/06              (265)
New Zealand Dollar                              Sell              (2,594)         (2,794)         06/21/06              (200)
Norwegian Krone                                  Buy               1,208           1,188          06/21/06                20
Norwegian Krone                                 Sell              (8,816)         (8,658)         06/21/06               158
Poland Zloty                                     Buy                 439             449          06/21/06               (10)
Poland Zloty                                    Sell                (440)           (442)         06/21/06                (2)
Singapore Dollar                                 Buy               4,195           4,165          06/21/06                30
Singapore Dollar                                Sell              (4,479)         (4,458)         06/21/06                21
Slovakian Koruna                                 Buy                 286             283          06/21/06                 3
South Africa Rand                                Buy               3,398           3,386          06/21/06                12
South Africa Rand                               Sell              (4,371)         (4,391)         06/21/06               (20)
South Korean Won                                 Buy               2,435           2,430          06/21/06                 5
South Korean Won                                Sell              (1,494)         (1,490)         06/21/06                 4
Swedish Krona                                    Buy               7,841           7,804          06/21/06                37
Swedish Krona                                   Sell              (1,656)         (1,623)         04/05/06                33
Swiss Franc                                      Buy              11,595          11,647          06/21/06               (52)
Swiss Franc                                     Sell             (14,433)        (14,436)         06/21/06                (3)
Swiss Franc                                     Sell                (341)           (339)         06/21/06                 2
Taiwan Dollar                                   Sell                (439)           (440)         06/21/06                (1)
Thailand Baht                                    Buy               3,594           3,594          06/21/06                --
Thailand Baht                                   Sell              (2,241)         (2,222)         06/21/06                19
                                                                                                                       -----
                                                                                                                       $  (6)
                                                                                                                       =====

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  U.S. Treasury Bond             8.75%             2017
      Bank of America Securities TriParty Joint Repurchase
        Agreement.................................................  FNMA                           5.00%             2035
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FFCB                  3.125% - 3.80%      2006 - 2007
                                                                    FHLB                   2.76% - 5.80%      2006 - 2025
                                                                    FNMA                   2.50% - 3.16%             2006
                                                                    U.S. Treasury Bill             4.50%             2006
                                                                    U.S. Treasury Note             4.50%             2015
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FNMA                           5.00%             2036
      UBS Securities TriParty Joint Repurchase Agreement..........  FHLMC                 4.00% - 13.00%      2006 - 2036
                                                                    FNMA                  4.00% - 11.00%      2006 - 2036

 HARTFORD GLOBAL COMMUNICATIONS HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
 COMMON STOCK -- 92.7%
            COMMUNICATIONS EQUIPMENT -- 1.0%
      6     Millicom International Cellular S.A. B............  $   297
                                                                -------
            INDUSTRIAL MACHINERY AND EQUIPMENT RENTAL AND LEASE -- 2.1%
    158     Westell Technologies, Inc. Class A B..............      642
                                                                -------
            INFORMATION -- OTHER INFORMATION SERVICES -- 2.4%
     30     AFK Sistema GDR B M...............................      727
                                                                -------
            OTHER TELECOMMUNICATIONS -- 37.4%
     24     AT&T, Inc. .......................................      635
     86     Brasil Telecom S.A. ADR H.........................    1,216
  1,286     China Telecom Corp. Ltd. I........................      455
     18     Deutsche Telekom AG I.............................      308
     47     France Telecom S.A. I.............................    1,063
     32     Mobile Telesystems OJSC ADR.......................    1,069
    116     Sprint Nextel Corp. ..............................    2,990
     24     Tele Norte Leste Participacoes S.A. ADR...........      399
     10     Telefonica S.A. ADR...............................      484
    145     Telenor ASA B I...................................    1,558
     12     Telkom South Africa Ltd. ADR......................    1,239
                                                                -------
                                                                 11,416
                                                                -------
            SEMICONDUCTOR, ELECTRONIC COMPONENT -- 0.9%
     --     Samsung Electronics Co., Ltd. I...................      263
                                                                -------
            SOFTWARE PUBLISHERS -- 8.2%
    189     KongZhong Corp. ADR BH............................    2,495
                                                                -------
            TELECOMMUNICATION RESELLERS -- 0.9%
     12     Chunghwa Telecom Co., Ltd. ADR....................      241
      2     Maroc Telecom S.A. I..............................       28
     --     Telecom Egypt ADR B M.............................        4
                                                                -------
                                                                    273
                                                                -------
            WIRED TELECOMMUNICATIONS CARRIERS -- 6.1%
      4     Neustar, Inc. B...................................      115
     40     Philippine Long Distance Telephone Co. I..........    1,496
     91     Telecom Italia S.p.A. I...........................      240
                                                                -------
                                                                  1,851
                                                                -------
            WIRELESS COMMUNICATIONS SERVICES -- 21.4%
      3     Alltel Corp. .....................................      207
     67     Citizens Communications Co. ......................      892
    350     Dobson Communications Corp. B.....................    2,810
     39     FairPoint Communications, Inc. ...................      533
     48     General Communication, Inc. Class A B.............      583
    274     Suncom Wireless Holdings, Inc. B..................      528
     97     UbiquiTel, Inc. B.................................      977
                                                                -------
                                                                  6,530
                                                                -------
            WIRELESS TELECOMMUNICATIONS CARRIERS -- 12.3%
     82     Citigroup Global Certificate -- Bharti
              Televentures B M I..............................      758

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
            WIRELESS TELECOMMUNICATIONS CARRIERS -- (CONTINUED)
     90     MTN Group Ltd. I..................................  $   895
     86     Turkcell Iletisim Hizmet ADR......................    1,434
     15     Vimpel-Communications ADR B.......................      662
                                                                -------
                                                                  3,749
                                                                -------
            Total common stock
              (cost $21,591)..................................  $28,243
                                                                -------
PREFERRED STOCKS -- 4.0%
            OTHER TELECOMMUNICATIONS -- 4.0%
     47     Telemar Norte Leste S.A. .........................  $ 1,216
                                                                -------
            Total preferred stocks
              (cost $1,062)...................................  $ 1,216
                                                                -------
            Total long-term investments
              (cost $22,653)..................................  $29,459
                                                                -------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 5.2%
            REPURCHASE AGREEMENTS -- 2.4%
 $  184     Bank of America Joint Repurchase Agreement,
              4.82%, 04/03/2006 @.............................  $   184
     11     Bank of America Securities TriParty Joint
              Repurchase Agreement,
              4.47%, 04/03/2006 @.............................       11
     91     Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              4.80%, 04/03/2006 @.............................       91
     84     Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              4.83%, 04/03/2006 @.............................       84
    360     UBS Securities Triparty Joint Repurchase
              Agreement,
              4.83%, 04/03/2006 @.............................      360
                                                                -------
                                                                    730
                                                                -------
SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 2.8%
    859     BNY Institutional Cash Reserve Fund...............      859
                                                                -------
            Total short-term investments
              (cost $1,589)...................................  $ 1,589
                                                                -------
            Total investments in securities
              (cost $24,242)..................................  $31,048
            Other assets & liabilities........................     (566)
                                                                -------
            Total net assets..................................  $30,482
                                                                =======

 HARTFORD GLOBAL COMMUNICATIONS HLS FUND

 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 60.84% of total net assets at March 31, 2006.

  I The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at March 31, 2006, was $7,064, which represents 23.17% of total net assets.

  O At March 31, 2006, the cost of securities for federal income tax purposes was $24,251 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation..........................  $7,282
      Unrealized depreciation..........................    (485)
                                                         ------
      Net unrealized appreciation......................  $6,797
                                                         ======

  B  Currently non-income producing.

 H   Security is partially on loan at March 31, 2006.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2006, was $1,489, which represents 4.88% of total net assets.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT MARCH 31, 2006

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
Euro                                              Buy              $ 6             $ 6            04/04/2006           $  --
Euro                                              Buy               25              25            04/05/2006              --
Norwegian Krone                                   Buy               28              28            04/05/2006              --
South Africa Rand                                 Buy               17              17            04/07/2006              --
                                                                                                                       -----
                                                                                                                       $  --
                                                                                                                       =====

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  U.S. Treasury Bond             8.75%             2017
      Bank of America Securities TriParty Joint Repurchase
        Agreement.................................................  FNMA                           5.00%             2035
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FFCB                  3.125% - 3.80%      2006 - 2007
                                                                    FHLB                   2.76% - 5.80%      2006 - 2025
                                                                    FNMA                   2.50% - 3.16%             2006
                                                                    U.S. Treasury Bill             4.50%             2006
                                                                    U.S. Treasury Note             4.50%             2015
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FNMA                           5.00%             2036
      UBS Securities TriParty Joint Repurchase Agreement..........  FHLMC                 4.00% - 13.00%      2006 - 2036
                                                                    FNMA                  4.00% - 11.00%      2006 - 2036

 HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
 COMMON STOCK -- 99.0%
            COMMERCIAL BANKING -- 7.4%
  1,207     China Construction Bank B I M.....................  $   562
     21     UBS AG I..........................................    2,358
                                                                -------
                                                                  2,920
                                                                -------
            CONSUMER LENDING -- 1.5%
     10     Takefuji Corp. IH.................................      599
                                                                -------
            CREDIT CARD ISSUING -- 1.7%
     22     Aeon Credit Service Co., Ltd. IH..................      663
                                                                -------
            DEPOSITORY CREDIT BANKING -- 16.3%
     35     Bank of America Corp..............................    1,594
     13     Canadian Western Bank.............................      456
     34     Citigroup, Inc. ..................................    1,627
     27     Golden West Financial Corp. ......................    1,847
     14     Signature Bank B..................................      443
     10     Webster Financial Corp. ..........................      465
                                                                -------
                                                                  6,432
                                                                -------
            INSURANCE CARRIERS -- 21.6%
     34     ACE Ltd. .........................................    1,773
     13     AMBAC Financial Group, Inc. ......................    1,035
     26     American International Group, Inc. ...............    1,738
     12     MBIA, Inc. .......................................      727
      8     Metlife, Inc. ....................................      387
     19     Reinsurance Group of America, Inc. ...............      903
     35     St. Paul Travelers Cos., Inc. ....................    1,471
     22     UnumProvident Corp. ..............................      449
                                                                -------
                                                                  8,483
                                                                -------
            INTERNATIONAL TRADE FINANCING (FOREIGN BANKS) -- 30.8%
     36     ABN AMRO Holding N.V. I...........................    1,082
    130     Banca Intesa S.p.A. IH............................      778
     82     Banco Bilbao Vizcaya Argentaria S.A. IH...........    1,698
     96     Barclays plc I....................................    1,121
     76     Capitalia S.p.A. I................................      629
     14     Commerzbank AG I..................................      571
     23     Credit Suisse Group I.............................    1,308
     --     Mitsubishi UFJ Financial Group, Inc. I............    1,521
     69     Shinsei Bank Ltd. I...............................      483
    162     UniCredito Italiano S.p.A. IH.....................    1,171
    103     Westpac Banking Corp. I...........................    1,748
                                                                -------
                                                                 12,110
                                                                -------
            MONETARY AUTHORITIES -- CENTRAL BANK -- 1.5%
      8     Canadian Imperial Bank of Commerce H..............      574
                                                                -------
            NONDEPOSITORY CREDIT BANKING -- 7.1%
     18     Capital One Financial Corp. ......................    1,424
     21     Countrywide Financial Corp. ......................      767
     10     Federal Home Loan Mortgage Corp. .................      592
                                                                -------
                                                                  2,783
                                                                -------
            OTHER FINANCIAL INVESTMENT ACTIVITIES -- 2.5%
     16     State Street Corp. ...............................      985
                                                                -------
            SECURITIES AND COMMODITY EXCHANGES -- 1.7%
      8     Euronext IH.......................................      684
                                                                -------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
            SECURITIES, COMMODITIES AND BROKERAGE -- 6.9%
     21     E*Trade Financial Corp. B.........................  $   567
      6     Goldman Sachs Group, Inc. ........................      895
     16     Merrill Lynch & Co., Inc. ........................    1,260
                                                                -------
                                                                  2,722
                                                                -------
            Total common stock
              (cost $29,495)..................................  $38,955
                                                                -------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 15.0%
            REPURCHASE AGREEMENTS -- 0.9%
  $  90     Bank of America Joint Repurchase Agreement,
              4.82%, 04/03/2006 @.............................  $    90
      5     Bank of America Securities TriParty Joint
              Repurchase Agreement,
              4.47%, 04/03/2006 @.............................        5
     44     Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              4.80%, 04/03/2006 @.............................       44
     41     Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              4.83%, 04/03/2006 @.............................       41
    174     UBS Securities TriParty Joint Repurchase
              Agreement,
              4.83%, 04/03/2006 @.............................      174
                                                                -------
                                                                    354
                                                                -------
SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 14.1%
  5,549     Navigator Prime Portfolio.........................    5,549
                                                                -------
            Total short-term investments
              (cost $5,903)...................................  $ 5,903
                                                                -------
            Total investments in securities
              (cost $35,398) O................................  $44,858
            Other assets & liabilities........................   (5,505)
                                                                -------
            Total net assets..................................  $39,353
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 45.76% of total net assets at March 31, 2006.

  I The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at March 31, 2006, was $16,976, which represents 43.14% of total net assets.

  O At March 31, 2006, the cost of securities for federal income tax purposes was $35,591 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation..........................  $9,290
      Unrealized depreciation..........................     (23)
                                                         ------
      Net unrealized appreciation......................  $9,267
                                                         ======

  B  Currently non-income producing.

 HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND

 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 H   Security is partially on loan at March 31, 2006.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2006, was $562, which represents 1.43% of total net assets.
  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  U.S. Treasury Bond             8.75%             2017
      Bank of America Securities TriParty Joint Repurchase
        Agreement.................................................  FNMA                           5.00%             2035
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FFCB                  3.125% - 3.80%      2006 - 2007
                                                                    FHLB                   2.76% - 5.80%      2006 - 2025
                                                                    FNMA                   2.50% - 3.16%             2006
                                                                    U.S. Treasury Bill             4.50%             2006
                                                                    U.S. Treasury Note             4.50%             2015
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FNMA                           5.00%             2036
      UBS Securities TriParty Joint Repurchase Agreement..........  FHLMC                 4.00% - 13.00%      2006 - 2036
                                                                    FNMA                  4.00% - 11.00%      2006 - 2036

 HARTFORD GLOBAL HEALTH HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE U
---------                                                       ---------
 COMMON STOCK -- 99.7%
            AGENCIES, BROKERAGES, OTHER INSURANCE ACTIVITIES -- 1.0%
      82    Medco Health Solutions, Inc. B....................  $   4,675
                                                                ---------
            BASIC CHEMICAL MANUFACTURING -- 0.6%
      67    Bayer AG I........................................      2,700
                                                                ---------
            DRUGS & DRUGGISTS SUNDRIES WHOLESALERS -- 6.2%
     138    Cardinal Health, Inc. ............................     10,291
     334    McKesson Corp. ...................................     17,385
                                                                ---------
                                                                   27,676
                                                                ---------
            ELECTRICAL EQUIPMENT MANUFACTURING -- 1.1%
     163    Olympus Corp. IH..................................      4,783
                                                                ---------
            ELECTROMEDICAL MANUFACTURING -- 4.5%
     390    Medtronic, Inc. ..................................     19,782
                                                                ---------
            GENERAL MEDICAL AND SURGICAL HOSPITALS -- 1.0%
     106    Triad Hospitals, Inc. B...........................      4,437
                                                                ---------
            HEALTH AND PERSONAL CARE STORES -- 2.2%
     319    CVS Corp. ........................................      9,523
                                                                ---------
            INSURANCE CARRIERS -- 7.0%
     296    Aetna, Inc. ......................................     14,555
     253    UnitedHealth Group, Inc. .........................     14,160
      47    Wellcare Health Plans, Inc. BH....................      2,136
                                                                ---------
                                                                   30,851
                                                                ---------
            MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING -- 6.9%
     287    Baxter International, Inc. .......................     11,154
     171    Biomet, Inc. .....................................      6,063
     323    Boston Scientific Corp. B.........................      7,445
     173    Terumo Corp. IH...................................      5,674
                                                                ---------
                                                                   30,336
                                                                ---------
            NAVIGATE, MEASURE, CONTROL INSTRUMENTS -- 0.5%
     372    Bruker BioSciences Corp. B........................      2,006
                                                                ---------
            PHARMACEUTICAL & MEDICINE MANUFACTURING -- 56.1%
     523    Abbott Laboratories...............................     22,217
     242    Amgen, Inc. B.....................................     17,627
     202    Amylin Pharmaceuticals, Inc. BH...................      9,893
      86    Array BioPharma, Inc. B...........................        786
     368    Astellas Pharma, Inc. IH..........................     13,959
     381    AstraZeneca plc ADR...............................     19,138
     130    AtheroGenics, Inc. BH.............................      2,120
     224    Bristol-Myers Squibb Co. .........................      5,510
     105    Cephalon, Inc. BH.................................      6,326
     606    Daiichi Sankyo Co., Ltd. BIH......................     13,837
     373    Eisai Co., Ltd. IH................................     16,288
     491    Elan Corp. plc ADR B..............................      7,084
     158    Forest Laboratories, Inc. B.......................      7,043
      67    Genzyme Corp. B...................................      4,477
     138    Gilead Sciences, Inc. B...........................      8,568
      67    Hospira, Inc. B...................................      2,659
      59    Ipsen B M.........................................      2,382
     174    Lilly (Eli) & Co. ................................      9,611
      92    MedImmune, Inc. B.................................      3,347

                                                                 MARKET
 SHARES                                                          VALUE U
---------                                                       ---------
            PHARMACEUTICAL & MEDICINE MANUFACTURING -- (CONTINUED)
     107    NPS Pharmaceuticals, Inc. BH......................  $     915
     251    Panacos Pharmaceuticals, Inc. B...................      1,895
     208    Sanofi-Aventis S.A. ADR...........................      9,885
     944    Schering-Plough Corp. ............................     17,934
      56    Schwarz Pharma AG IH..............................      4,534
       3    Serono S.A. Class B IH............................      2,017
     930    Shionogi & Co., Ltd. IH...........................     15,253
      73    Takeda Pharmaceutical Co., Ltd. IH................      4,136
     151    UCB S.A. I........................................      7,432
     194    Vertex Pharmaceuticals, Inc. BH...................      7,091
     145    Watson Pharmaceuticals, Inc. B....................      4,176
                                                                ---------
                                                                  248,140
                                                                ---------
            PROFESSIONAL SERVICES -- COMPUTER SYSTEM DESIGN &
            RELATED -- 1.5%
     255    IMS Health, Inc. H................................      6,571
                                                                ---------
            SCIENTIFIC RESEARCH & DEVELOPMENT SERVICES -- 11.1%
     405    Applera Corp. -- Celera Genomics Group BH.........      4,739
     725    Ciphergen Biosystems, Inc. BH.....................      1,153
     202    CV Therapeutics, Inc. BH..........................      4,451
     397    Cytokinetics, Inc. BH.............................      2,897
     195    Exelixis, Inc. BH.................................      2,346
     103    Genmab A/S BI.....................................      3,264
     440    Human Genome Sciences, Inc. BH....................      4,785
      81    ICOS Corp. BH.....................................      1,782
     276    Incyte Corp. BH...................................      1,663
     222    Medicines Co. BH..................................      4,562
     911    Millennium Pharmaceuticals, Inc. B................      9,214
     229    Regeneron Pharmaceuticals, Inc. B.................      3,802
     204    Zymogenetics, Inc. BH.............................      4,406
                                                                ---------
                                                                   49,064
                                                                ---------
            Total common stock
              (cost $372,382).................................  $ 440,544
                                                                ---------

PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 26.3%
            REPURCHASE AGREEMENTS -- 0.5%
$    562    Bank of America Joint Repurchase Agreement,
              4.82%, 04/03/2006 @.............................  $     562
      33    Bank of America Securities TriParty Joint
              Repurchase Agreement,
              4.47%, 04/03/2006 @.............................         33
     277    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              4.80%, 04/3/2006 @..............................        277
     256    Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              4.83%, 04/03/2006 @.............................        256
   1,096    UBS Securities TriParty Joint Repurchase
              Agreement,
              4.83%, 04/03/2006 @.............................      1,096
                                                                ---------
                                                                    2,224
                                                                ---------

 HARTFORD GLOBAL HEALTH HLS FUND

 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       ---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 25.8%
 113,824    Navigator Prime Portfolio.........................  $ 113,824
                                                                ---------
            Total short-term investments
              (cost $116,048).................................  $ 116,048
                                                                ---------
            Total investments in securities
              (cost $488,430) O...............................  $ 556,592
            Other assets & liabilities........................   (114,596)
                                                                ---------
            Total net assets..................................  $ 441,996
                                                                =========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 29.95% of total net assets at March 31, 2006.

  I The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at March 31, 2006, was $93,877, which represents 21.24% of total net assets.

  O At March 31, 2006, the cost of securities for federal income tax purposes was $489,759 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $75,243
      Unrealized depreciation.........................   (8,410)
                                                        -------
      Net unrealized appreciation.....................  $66,833
                                                        =======

  B  Currently non-income producing.

 H   Security is partially on loan at March 31, 2006.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2006, was $2,382, which represents 0.54% of total net assets.

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE           COUPON RATE         EXPIRATION DATE
                                                                      -------------           -----------         ---------------
      Bank of America Securities Joint Repurchase Agreement.......  U.S. Treasury Bond                8.75%                2017
      Bank of America Securities TriParty Joint Repurchase
        Agreement.................................................  FNMA                              5.00%                2035
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FFCB                     3.125% - 3.80%         2006 - 2007
                                                                    FHLB                      2.76% - 5.80%         2006 - 2025
                                                                    FNMA                      2.50% - 3.16%                2006
                                                                    U.S. Treasury Bill                4.50%                2006
                                                                    U.S. Treasury Note                4.50%                2015
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FNMA                              5.00%                2036
      UBS Securities TriParty Joint Repurchase Agreement..........  FHLMC                    4.00% - 13.00%         2006 - 2036
                                                                    FNMA                     4.00% - 11.00%         2006 - 2036

 HARTFORD GLOBAL LEADERS HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
 COMMON STOCK -- 100.1%
            AUSTRIA -- 1.0%
     131    Erste Bank Der Oesterreichischen Sparkassen
              AG IH...........................................  $    7,699
      93    Erste Bank Der Oesterreichischen Sparkassen
              AG B MH.........................................       5,409
                                                                ----------
                                                                    13,108
                                                                ----------
            BELGIUM -- 0.8%
      94    KBC Bankverzekeringsholdings IH...................      10,114
                                                                ----------
            CANADA -- 3.8%
     367    Cameco Corp. H....................................      13,198
     305    Inco Ltd. BH......................................      15,236
     259    Suncor Energy, Inc. ..............................      19,847
                                                                ----------
                                                                    48,281
                                                                ----------
            FINLAND -- 1.2%
     749    Nokia Oyj ADR.....................................      15,528
                                                                ----------
            FRANCE -- 3.5%
     165    LVMH Moet Hennessy Louis Vuitton S.A. IH..........      16,083
     197    Sanofi-Aventis S.A. I.............................      18,694
     178    Veolia Environnment S.A. I........................       9,885
                                                                ----------
                                                                    44,662
                                                                ----------
            GERMANY -- 2.8%
     578    Commerzbank AG I..................................      22,975
      59    SAP AG ADR I......................................      12,873
                                                                ----------
                                                                    35,848
                                                                ----------
            GREECE -- 0.7%
     226    Opap S.A. I.......................................       8,633
                                                                ----------
            IRELAND -- 0.7%
     154    Ryanair Holdings plc ADR BH.......................       8,429
                                                                ----------
            ISRAEL -- 1.1%
     323    Teva Pharmaceutical Industries Ltd. ADR H.........      13,301
                                                                ----------
            ITALY -- 1.0%
   1,776    UniCredito Italiano S.p.A. IH.....................      12,810
                                                                ----------
            JAPAN -- 12.6%
       3    Dentsu, Inc. IH...................................      10,339
     431    Eisai Co., Ltd. IH................................      18,804
     477    JSR Corp. IH......................................      14,190
       1    Mitsubishi UFJ Financial Group, Inc. I............      21,929
      24    Rakuten, Inc. IH..................................      22,044
   1,085    Sharp Corp. ......................................      19,202
   2,003    Shinsei Bank Ltd. I...............................      14,019
     412    Sumitomo Realty & Development IH..................      11,405
     241    Tokyo Electron Ltd. IH............................      16,571
     193    Toyota Motor Corp. IH.............................      10,487
                                                                ----------
                                                                   158,990
                                                                ----------
            LUXEMBOURG -- 0.9%
     746    SES Global S.A. IH................................      11,862
                                                                ----------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            MEXICO -- 3.0%
     591    America Movil S.A. de C.V. ADR....................  $   20,231
     905    Grupo Televisa S.A. ADR...........................      18,013
                                                                ----------
                                                                    38,244
                                                                ----------
            NETHERLANDS -- 2.2%
     879    ASML Holding N.V. BI..............................      17,897
     121    Euronext I........................................       9,983
                                                                ----------
                                                                    27,880
                                                                ----------
            SOUTH KOREA -- 3.4%
       2    Hana Financial Holdings...........................         105
     131    Hyundai Motor Co., Ltd. I.........................      11,002
     207    Lotte Shopping Co. GDR B..........................       4,181
     206    Lotte Shopping Co. GDR B M........................       4,152
      36    Samsung Electronics Co., Ltd. I...................      22,993
                                                                ----------
                                                                    42,433
                                                                ----------
            SWEDEN -- 1.0%
   3,172    Telefonaktiebolaget LM Ericsson IH................      11,983
                                                                ----------
            SWITZERLAND -- 3.0%
      82    Roche Holding AG I................................      12,237
     238    UBS AG I..........................................      26,133
                                                                ----------
                                                                    38,370
                                                                ----------
            TAIWAN -- 0.7%
   1,503    Hon Hai Precision Industry Co., Ltd. I............       9,272
                                                                ----------
            UNITED KINGDOM -- 8.7%
     120    AstraZeneca plc I.................................       6,018
   5,027    Carphone Warehouse Group plc I....................      26,955
   5,803    EMI Group plc IH..................................      25,429
   1,627    Kingfisher plc I..................................       6,757
     685    Reckitt Benckiser plc I...........................      24,027
     834    Standard Chartered plc I..........................      20,714
                                                                ----------
                                                                   109,900
                                                                ----------
            UNITED STATES -- 48.0%
     330    Adobe Systems, Inc. ..............................      11,520
     680    American Tower Corp. Class A B....................      20,615
     207    Best Buy Co., Inc. ...............................      11,558
     266    Boeing Co. .......................................      20,745
     391    Boston Scientific Corp. B.........................       9,015
     350    Cardinal Health, Inc. ............................      26,104
     206    Celgene Corp. BH..................................       9,087
     758    Cisco Systems, Inc. B.............................      16,422
   1,149    Corning, Inc. B...................................      30,912
     546    E*Trade Financial Corp. B.........................      14,742
     390    eBay, Inc. B......................................      15,245
     282    Electronic Arts, Inc. B...........................      15,453
     130    Goldman Sachs Group, Inc. ........................      20,452
      72    Google, Inc. B....................................      28,041
     167    Harrah's Entertainment, Inc. .....................      13,043
     474    Las Vegas Sands Corp. BH..........................      26,840
     204    Medtronic, Inc. ..................................      10,368
     898    Microsoft Corp. ..................................      24,445
     157    Monsanto Co. .....................................      13,306
     797    Motorola, Inc. ...................................      18,257
     150    Nasdaq Stock Market, Inc. B.......................       5,998
     487    Network Appliance, Inc. B.........................      17,529

 HARTFORD GLOBAL LEADERS HLS FUND

 MARCH 31, 2006 (UNAUDITED)
(000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            UNITED STATES -- (CONTINUED)
     211    Noble Corp. ......................................  $   17,080
     389    Procter & Gamble Co. .............................      22,420
     313    Qualcomm, Inc. ...................................      15,851
     298    SanDisk Corp. B...................................      17,124
     987    Schering-Plough Corp. ............................      18,741
     161    Schlumberger Ltd. ................................      20,403
     222    SLM Corp. ........................................      11,546
     623    Sprint Nextel Corp. ..............................      16,096
     289    Starbucks Corp. B.................................      10,859
     252    UnitedHealth Group, Inc. .........................      14,077
     253    Valero Energy Corp. ..............................      15,130
     674    Warner Music Group Corp. H........................      14,610
     212    Wyeth.............................................      10,277
     408    XTO Energy, Inc. .................................      17,794
                                                                ----------
                                                                   601,705
                                                                ----------
            Total common stock
              (cost $1,109,715)...............................  $1,261,353
                                                                ----------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 16.2%
            REPURCHASE AGREEMENTS -- 1.0%
   3,016    Bank of America Joint Repurchase Agreement,
              4.82%, 04/03/2006 @.............................  $    3,016
     176    Bank of America Securities TriParty Joint
              Repurchase Agreement,
              4.47%, 04/03/2006 @.............................         176
   1,490    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              4.80%, 04/03/2006 @.............................       1,490
   1,378    Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              4.83%, 04/03/2006 @.............................       1,378
   5,884    UBS Securities TriParty Joint Repurchase
              Agreement,
              4.83%, 04/03/2006 @.............................       5,884
                                                                ----------
                                                                    11,944
                                                                ----------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 15.2%
 191,637    Navigator Prime Portfolio.........................  $  191,637
                                                                ----------
            Total short-term investments
              (cost $203,581).................................  $  203,581
                                                                ----------
            Total investments in securities
              (cost $1,313,296) O.............................  $1,464,934
            Other assets & liabilities........................    (205,238)
                                                                ----------
            Total net assets..................................  $1,259,696
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 52.37% of total net assets at March 31, 2006.

  I The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at March 31, 2006, was $502,816, which represents 39.92% of total net assets.

  O At March 31, 2006, the cost of securities for federal income tax purposes was $1,316,963 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $160,575
      Unrealized depreciation........................   (12,604)
                                                       --------
      Net unrealized appreciation....................  $147,971
                                                       ========

  B  Currently non-income producing.

 H   Security is partially on loan at March 31, 2006.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2006, was $9,561, which represents 0.76% of total net assets.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT MARCH 31, 2006

                                                                                                                     UNREALIZED
                                                                MARKET         CONTRACT          DELIVERY           APPRECIATION
            DESCRIPTION                     TRANSACTION         VALUE           AMOUNT             DATE            (DEPRECIATION)
            -----------                     -----------         ------         --------          --------          --------------
Euro                                            Buy             $5,102          $5,067          04/03/2006              $ 35
Euro                                            Buy             6,427            6,444          04/04/2006               (17)
Euro                                            Buy             9,398            9,403          04/05/2006                (5)
British Pound                                  Sell             3,889            3,887          04/03/2006                (2)
British Pound                                  Sell             1,167            1,172          04/04/2006                 5
British Pound                                  Sell             3,644            3,643          04/05/2006                (1)
Japanese Yen                                    Buy               825              826          04/05/2006                (1)
Swedish Krona                                  Sell             4,629            4,632          04/05/2006                 3
                                                                                                                        ----
                                                                                                                        $ 17
                                                                                                                        ====

--------------------------------------------------------------------------------

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE         COUPON RATE      EXPIRATION DATE
                                                                      -------------         -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  U.S. Treasury Bond              8.75%               2017
      Bank of America Securities TriParty Joint Repurchase          FNMA                            5.00%
        Agreement.................................................                                                      2035
      Deutsche Bank Securities TriParty Joint Repurchase            FFCB                   3.125% - 3.80%
        Agreement.................................................                                               2006 - 2007
                                                                                                                 2006 - 2025
                                                                    FHLB                    2.76% - 5.80%
                                                                                                                        2006
                                                                    FNMA                    2.50% - 3.16%
                                                                                                                        2006
                                                                    U.S. Treasury Bill              4.50%
                                                                                                                        2015
                                                                    U.S. Treasury Note              4.50%
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase          FNMA                            5.00%
        Agreement.................................................                                                      2036
      UBS Securities TriParty Joint Repurchase Agreement..........  FHLMC                  4.00% - 13.00%        2006 - 2036
                                                                                                                 2006 - 2036
                                                                    FNMA                   4.00% - 11.00%

 HARTFORD GLOBAL TECHNOLOGY HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 COMMON STOCK -- 99.0%
            AUDIO AND VIDEO EQUIPMENT -- 1.0%
     35     Sony Corp. I......................................  $  1,626
                                                                --------
            BUSINESS SUPPORT SERVICES -- 1.1%
     44     Iron Mountain, Inc. B.............................     1,784
                                                                --------
            COMMUNICATIONS EQUIPMENT -- 11.9%
    170     Cisco Systems, Inc. B.............................     3,693
     96     Motorola, Inc. ...................................     2,190
    299     Nokia Oyj ADR.....................................     6,193
    130     Qualcomm, Inc. ...................................     6,594
                                                                --------
                                                                  18,670
                                                                --------
            COMPUTER AND PERIPHERAL -- 24.5%
    244     Dell, Inc. B......................................     7,250
    328     EMC Corp. B.......................................     4,465
    233     Hewlett-Packard Co. ..............................     7,677
    930     Hon Hai Precision Industry Co., Ltd. I............     5,735
     79     International Business Machines Corp. ............     6,482
     39     Network Appliance, Inc. B.........................     1,398
     60     SanDisk Corp. B...................................     3,434
     92     Western Digital Corp. B...........................     1,795
                                                                --------
                                                                  38,236
                                                                --------
            DATA PROCESSING SERVICES -- 4.8%
     41     ChoicePoint, Inc. B...............................     1,830
    121     First Data Corp. .................................     5,656
                                                                --------
                                                                   7,486
                                                                --------
            ELECTRICAL EQUIPMENT MANUFACTURING -- COMPONENT OTHER --4.5%
    260     Corning, Inc. B...................................     6,994
                                                                --------
            EMPLOYMENT SERVICES -- 1.1%
     31     Manpower, Inc. ...................................     1,767
                                                                --------
            MANAGEMENT, SCIENTIFIC, AND TECHNOLOGY CONSULTING
            SERVICES -- 2.0%
    102     Accenture Ltd. Class A............................     3,073
                                                                --------
            ON LINE INFORMATION SERVICES -- 6.2%
     25     Google, Inc. B....................................     9,672
                                                                --------
            OTHER SERVICES -- OTHER PERSONAL SERVICES -- 0.8%
     29     Tata Consultancy Services Ltd. Warrants B M.......     1,264
                                                                --------
            PROFESSIONAL SERVICES -- COMPUTER SYSTEM DESIGN &
            RELATED -- 8.8%
     57     Automatic Data Processing, Inc. ..................     2,590
    140     BISYS Group, Inc. B...............................     1,887
     66     DST Systems, Inc. B...............................     3,818
  1,072     Sun Microsystems, Inc. B..........................     5,501
                                                                --------
                                                                  13,796
                                                                --------
            SEMICONDUCTOR, ELECTRONIC COMPONENT -- 15.8%
    113     Altera Corp. B....................................     2,332
      3     CSR plc BI........................................        70
    110     Lam Research Corp. B..............................     4,709

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            SEMICONDUCTOR, ELECTRONIC COMPONENT -- (CONTINUED)
     70     Marvell Technology Group Ltd. B...................  $  3,798
     47     Maxim Integrated Products, Inc. ..................     1,739
     80     MEMC Electronic Materials, Inc. B.................     2,950
     10     Samsung Electronics Co., Ltd. I...................     6,581
     22     SiRF Technology Holdings, Inc. B..................       786
     64     Varian Semiconductor Equipment Associates, Inc.
              B...............................................     1,786
                                                                --------
                                                                  24,751
                                                                --------
            SOFTWARE PUBLISHERS -- 16.5%
    109     Activision, Inc. B................................     1,500
     54     Adobe Systems, Inc. ..............................     1,872
     82     Compuware Corp. B.................................       643
     77     Electronic Arts, Inc. B...........................     4,202
     71     Mercury Interactive Corp. BH......................     2,459
    456     Microsoft Corp. ..................................    12,410
     71     Red Hat, Inc. BH..................................     1,998
     20     Salesforce.com, Inc. B............................       737
                                                                --------
                                                                  25,821
                                                                --------
            Total common stock
              (cost $134,938).................................  $154,940
                                                                --------
SHORT-TERM INVESTMENTS -- 1.0%
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 1.0%
  1,511     BNY Institutional Cash Reserve Fund...............  $  1,511
                                                                --------
            Total short-term investments
              (cost $1,511)...................................  $  1,511
                                                                --------
            Total investments in securities
              (cost $136,449) O...............................  $156,451
            Other assets & liabilities........................        77
                                                                --------
            Total net assets..................................  $156,528
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 16.14% of total net assets at March 31, 2006.

  I The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at March 31, 2006, was $14,012, which represents 8.95% of total net assets.

  O At March 31, 2006, the cost of securities for federal income tax purposes was $137,427 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $20,844
      Unrealized depreciation.........................   (1,820)
                                                        -------
      Net unrealized appreciation.....................  $19,024
                                                        =======

  B  Currently non-income producing.

 H   Security is partially on loan at March 31, 2006.

--------------------------------------------------------------------------------

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2006, was $1,264, which represents 0.81% of total net assets.

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT MARCH 31, 2006

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
British Pound                                     Buy              $69             $69            4/5/2006             $  --
                                                                                                                       =====

 HARTFORD GROWTH HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 COMMON STOCK -- 96.4%
            BASIC MATERIALS -- 2.4%
    387     Cameco Corp. .....................................  $ 13,928
                                                                --------
            CAPITAL GOODS -- 3.8%
    284     Boeing Co. .......................................    22,163
                                                                --------
            CONSUMER CYCLICAL -- 1.7%
     47     Abercrombie & Fitch Co. Class A...................     2,718
    140     D.R. Horton, Inc. ................................     4,637
     74     eBay, Inc. B......................................     2,903
                                                                --------
                                                                  10,258
                                                                --------
            CONSUMER STAPLES -- 1.0%
    102     Procter & Gamble Co. .............................     5,899
                                                                --------
            ENERGY -- 3.1%
    146     Halliburton Co. ..................................    10,686
    165     Petro-Canada......................................     7,861
                                                                --------
                                                                  18,547
                                                                --------
            FINANCE -- 25.5%
     32     Chicago Mercantile Exchange Holdings, Inc. .......    14,517
    397     Commerce Bancorp, Inc. ...........................    14,532
    716     Countrywide Financial Corp. ......................    26,294
    192     Franklin Resources, Inc. .........................    18,080
    101     Legg Mason, Inc. .................................    12,692
    247     Nasdaq Stock Market, Inc. B.......................     9,901
     47     Progressive Corp. ................................     4,916
    149     UBS AG............................................    16,400
    397     UnitedHealth Group, Inc. .........................    22,164
    141     Wellpoint, Inc. B.................................    10,922
                                                                --------
                                                                 150,418
                                                                --------
            HEALTH CARE -- 18.6%
    116     Amgen, Inc. B.....................................     8,456
     57     Amylin Pharmaceuticals, Inc. B....................     2,785
    524     AstraZeneca plc ADR...............................    26,297
    123     Coventry Health Care, Inc. B......................     6,616
    195     Elan Corp. plc ADR B..............................     2,811
     53     Genzyme Corp. B...................................     3,570
    100     Gilead Sciences, Inc. B...........................     6,231
    434     Medtronic, Inc. ..................................    22,041
    269     Sanofi-Aventis S.A. ADR...........................    12,774
    568     Schering-Plough Corp. ............................    10,783
    175     St. Jude Medical, Inc. B..........................     7,177
                                                                --------
                                                                 109,541
                                                                --------
            SERVICES -- 9.7%
    154     Equifax, Inc. ....................................     5,733
     99     Fluor Corp. ......................................     8,487
     25     Las Vegas Sands Corp. B...........................     1,411
     91     Moody's Corp. ....................................     6,498
    139     Pixar Animation Studios B.........................     8,919
    111     Sap AG ADR........................................     6,025
    186     Starwood Hotels & Resorts Worldwide, Inc. ........    12,565
     30     United Parcel Service, Inc. Class B...............     2,342
    135     Viacom, Inc. Class B B............................     5,240
                                                                --------
                                                                  57,220
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            TECHNOLOGY -- 27.8%
    479     Adobe Systems, Inc. ..............................  $ 16,711
    152     America Movil S.A. de C.V. ADR....................     5,212
    140     Apple Computer, Inc. B............................     8,749
     99     Danaher Corp. ....................................     6,316
    407     Electronic Arts, Inc. B...........................    22,277
     42     Google, Inc. B....................................    16,361
    214     Marvell Technology Group Ltd. B...................    11,564
    523     Microsoft Corp. ..................................    14,242
    711     Network Appliance, Inc. B.........................    25,631
     96     NVIDIA Corp. B....................................     5,494
    406     Qualcomm, Inc. ...................................    20,567
    179     SanDisk Corp. B...................................    10,314
                                                                --------
                                                                 163,438
                                                                --------
            TRANSPORTATION -- 2.8%
    260     General Dynamics Corp. ...........................    16,613
                                                                --------
            Total common stock
              (cost $508,704).................................  $568,025
                                                                --------

PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 3.4%
            REPURCHASE AGREEMENTS -- 3.4%
 $  294     Bank of America Securities Joint Repurchase
              Agreement,
              4.82%, 04/03/2006 @.............................  $    294
  5,048     Bank of America Securities TriParty Joint
              Repurchase Agreement,
              4.47%, 04/03/2006 @.............................     5,048
  2,493     Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              4.80%, 04/03/2006 @.............................     2,493
  2,306     Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              4.83%, 04/03/2006 @.............................     2,306
  9,847     UBS Securities TriParty Joint Repurchase
              Agreement,
              4.83%, 04/03/2006 @.............................     9,847
                                                                --------
            Total short-term investments
              (cost $19,988)..................................  $ 19,988
                                                                --------
            Total investments in securities
              (cost $528,692) O...............................  $588,013
            Other assets & liabilities........................       946
                                                                --------
            Total net assets..................................  $588,959
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 17.47% of total net assets at March 31, 2006.

  O At March 31, 2006, the cost of securities for federal income tax purposes was $528,744 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $ 69,612
      Unrealized depreciation........................   (10,343)
                                                       --------
      Net unrealized appreciation....................  $ 59,269
                                                       ========

--------------------------------------------------------------------------------

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

  B  Currently non-income producing.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE         COUPON RATE      EXPIRATION DATE
                                                                      -------------         -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  U.S. Treasury Bond              8.75%             2017
      Bank of America Securities TriParty Joint Repurchase
        Agreement.................................................  FNMA                            5.00%             2035
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FFCB                   3.125% - 3.80%      2006 - 2007
                                                                    FHLB                    2.76% - 5.80%      2006 - 2025
                                                                    FNMA                    2.50% - 3.16%             2006
                                                                    U.S. Treasury Bill              4.50%             2006
                                                                    U.S. Treasury Note              4.50%             2015
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FNMA                            5.00%             2036
      UBS Securities TriParty Joint Repurchase Agreement..........  FHLMC                    4.00%-13.00%      2006 - 2036
                                                                    FNMA                   4.00% - 11.00%      2006 - 2036

 HARTFORD GROWTH OPPORTUNITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
 COMMON STOCK -- 97.7%
            BASIC MATERIALS -- 2.0%
    240     Cameco Corp. H....................................  $    8,644
    475     Jarden Corp. BH...................................      15,595
    940     Urasia Energy Ltd. B..............................       2,414
                                                                ----------
                                                                    26,653
                                                                ----------
            CAPITAL GOODS -- 1.4%
    234     Boeing Co. .......................................      18,236
                                                                ----------
            CONSUMER CYCLICAL -- 14.2%
    295     Abercrombie & Fitch Co. Class A...................      17,222
    145     Advance Auto Parts, Inc. .........................       6,025
    470     California Pizza Kitchen, Inc. B..................      15,264
    150     Centex Corp. .....................................       9,280
    284     D.R. Horton, Inc. ................................       9,448
    251     GameStop Corp. Class A BH.........................      11,829
    169     GameStop Corp. Class B B..........................       7,304
    291     Geox S.p.A. I.....................................       3,876
    324     Kohl's Corp. BH...................................      17,149
    174     Panera Bread Co. Class A B........................      13,066
    355     Standard-Pacific Corp. ...........................      11,945
    245     Target Corp. .....................................      12,732
    408     Tiffany & Co. ....................................      15,328
    259     Wal-Mart Stores, Inc. ............................      12,245
    464     Williams-Sonoma, Inc. B...........................      19,652
     44     Wumart Stores, Inc. ..............................         153
  1,076     Wumart Stores, Inc. B M...........................       3,744
                                                                ----------
                                                                   186,262
                                                                ----------
            CONSUMER STAPLES -- 0.9%
    161     Altria Group, Inc. ...............................      11,380
                                                                ----------
            ENERGY -- 2.6%
    191     Chesapeake Energy Corp. H.........................       5,984
    262     ConocoPhillips....................................      16,558
     79     EOG Resources, Inc. ..............................       5,688
    106     GlobalSantaFe Corp. ..............................       6,463
                                                                ----------
                                                                    34,693
                                                                ----------
            FINANCE -- 4.0%
  6,347     Melco International Development Ltd. I............      13,079
    238     Nasdaq Stock Market, Inc. B.......................       9,510
    204     State Street Corp. ...............................      12,316
    163     UBS AG............................................      17,935
                                                                ----------
                                                                    52,840
                                                                ----------
            HEALTH CARE -- 23.8%
    326     Alkermes, Inc. B..................................       7,197
    302     Amylin Pharmaceuticals, Inc. BH...................      14,763
    328     AstraZeneca plc ADR...............................      16,460
    134     AtheroGenics, Inc. BH.............................       2,182
    541     Auxilium Pharmaceuticals, Inc. BH.................       4,291
    609     Boston Scientific Corp. B.........................      14,033
    192     Cardinal Health, Inc. ............................      14,271
    254     Cephalon, Inc. BH.................................      15,304
    216     Covance, Inc. B...................................      12,661
    458     Digene Corp. B....................................      17,914
    265     Eisai Co., Ltd. I.................................      11,581
    506     Elan Corp. plc ADR BH.............................       7,310
    174     Encysive Pharmaceuticals, Inc. BH.................         850

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            HEALTH CARE -- (CONTINUED)
    195     Forest Laboratories, Inc. B.......................  $    8,681
    190     ICOS Corp. B......................................       4,178
     55     Intuitive Surgical, Inc. .........................       6,431
    322     Kissei Pharmaceutical Co., Ltd. IH................       5,960
    383     Kyphon, Inc. BH...................................      14,251
    221     Lilly (Eli) & Co. H...............................      12,221
    246     Medicines Co. B...................................       5,066
    340     Medtronic, Inc. ..................................      17,245
    431     Millennium Pharmaceuticals, Inc. B................       4,360
    362     Pharmaceutical Product Development, Inc. .........      12,518
    269     Sanofi-Aventis S.A. ADR...........................      12,750
  1,388     Schering-Plough Corp. ............................      26,351
    974     Shionogi & Co., Ltd. I............................      15,974
    492     St. Jude Medical, Inc. B..........................      20,152
    196     Vertex Pharmaceuticals, Inc. B....................       7,156
                                                                ----------
                                                                   312,111
                                                                ----------
            SERVICES -- 11.4%
    453     Accenture Ltd. Class A............................      13,619
    426     Bankrate, Inc. BH.................................      18,574
    400     DreamWorks Animation SKG, Inc. B..................      10,569
  2,636     Sirius Satellite Radio, Inc. BH...................      13,391
    331     Starwood Hotels & Resorts Worldwide, Inc. ........      22,419
    200     Stericycle, Inc. B................................      13,551
    435     Tetra Technologies, Inc. B........................       8,312
     81     United Parcel Service, Inc. Class B...............       6,462
    368     Viacom, Inc. Class B B............................      14,259
    760     Walt Disney Co. ..................................      21,202
    319     XM Satellite Radio Holdings, Inc. Class A B.......       7,103
                                                                ----------
                                                                   149,461
                                                                ----------
            TECHNOLOGY -- 33.2%
  1,132     Activision, Inc. B................................      15,614
    568     Adobe Systems, Inc. ..............................      19,817
    692     Altera Corp. B....................................      14,273
    357     American Tower Corp. Class A B....................      10,827
    216     Analogic Corp. ...................................      14,293
    298     Applera Corp. -- Applied Biosystems Group.........       8,074
    759     Cisco Systems, Inc. B.............................      16,452
    428     Cognos, Inc. B....................................      16,645
    659     Corning, Inc. B...................................      17,739
    425     Cree, Inc. BH.....................................      13,954
    308     CSR plc B I.......................................       6,400
    218     Electronic Arts, Inc. B...........................      11,923
    908     EMC Corp. B.......................................      12,375
    307     Energy Conversion Devices BH......................      15,074
    422     Evergreen Solar, Inc. H...........................       6,493
    268     First Data Corp. .................................      12,552
  2,043     Homestore.com, Inc. B.............................      13,401
    438     International Rectifier Corp. B...................      18,130
    996     Microsoft Corp. ..................................      27,088
    772     Network Appliance, Inc. B.........................      27,826
    956     Nokia Oyj ADR H...................................      19,810
    578     O2Micro International ADR B.......................       6,139
  1,186     Oracle Corp. B....................................      16,239
    350     Qualcomm, Inc. ...................................      17,708
    219     Red Hat, Inc. BH..................................       6,133
    349     Redback Networks, Inc. B..........................       7,576
    271     Rockwell Collins, Inc. ...........................      15,271

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
    477     THQ, Inc. B.......................................  $   12,342
    748     Verifone Holdings, Inc. B.........................      22,660
    292     Verint Systems, Inc. B............................      10,336
                                                                ----------
                                                                   433,164
                                                                ----------
            TRANSPORTATION -- 2.3%
    674     GOL Linhas Aereas Inteligentes S.A. ADR H.........      18,052
    225     Ryanair Holdings plc ADR BH.......................      12,324
                                                                ----------
                                                                    30,376
                                                                ----------
            UTILITIES -- 1.9%
     81     Q-Cells AG BH.....................................       7,562
    482     Suntech Power Holdings ADR B......................      17,823
                                                                ----------
                                                                    25,385
                                                                ----------
            Total common stock
              (cost $1,105,508)...............................  $1,280,561
                                                                ----------

PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 19.5%
            REPURCHASE AGREEMENTS -- 3.5%
 $   677    Bank of America Securities Joint Repurchase
              Agreement,
              4.82%, 04/03/2006 @.............................  $      677
  11,618    Bank of America Securities TriParty Joint
              Repurchase Agreement,
              4.47%, 04/03/2006 @.............................      11,618
   5,737    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              4.80%, 04/03/2006 @.............................       5,737
   5,307    Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              4.83%, 04/03/2006 @.............................       5,307
  22,661    UBS Securities TriParty Joint Repurchase
              Agreement,
              4.83%, 04/03/2006 @.............................      22,661
                                                                ----------
                                                                    46,000
                                                                ----------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 16.0%
209,774     BNY Institutional Cash Reserve Fund...............  $  209,774
                                                                ----------
            Total short-term investments
              (cost $255,774).................................  $  255,774
                                                                ----------
            Total investments in securities
              (cost $1,361,282)O..............................  $1,536,335
            Other assets & liabilities........................    (226,078)
                                                                ----------
            Total net assets..................................  $1,310,257
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 17.14% of total net assets at March 31, 2006.

  I The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at March 31, 2006, was $56,870, which represents 4.34% of total net assets.

  O At March 31, 2006, the cost of securities for federal income tax purposes was $1,362,064 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $191,605
      Unrealized depreciation........................   (17,334)
                                                       --------
      Net unrealized appreciation....................  $174,271
                                                       ========

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

  B  Currently non-income producing.

 H   Security is partially on loan at March 31, 2006.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2006, was $3,744, which represents 0.29% of total net assets.

 HARTFORD GROWTH OPPORTUNITIES HLS FUND

 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT MARCH 31, 2006

                                                                                                                     UNREALIZED
                                                                MARKET         CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                 TRANSACTION         VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                 -----------         ------         --------         ----------         --------------
Euro                                           Sell             $ 124           $  123          04/03/2006              $ (1)
Euro                                           Sell               271              272          04/04/2006                 1
Euro                                           Sell               181              181          04/05/2006                --
British Pound                                   Buy             1,208            1,208          04/03/2006                --
British Pound                                   Buy             3,335            3,349          04/04/2006               (14)
British Pound                                   Buy             1,130            1,130          04/05/2006                --
                                                                                                                        ----
                                                                                                                        $(14)
                                                                                                                        ====

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE         COUPON RATE      EXPIRATION DATE
                                                                      -------------       ---------------    ---------------
      Bank of America Securities Joint Repurchase Agreement.......  U.S. Treasury Bond              8.75%             2017
      Bank of America Securities TriParty Joint Repurchase
        Agreement.................................................  FNMA                            5.00%             2035
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FFCB                   3.125% - 3.80%      2006 - 2007
                                                                    FHLB                    2.76% - 5.80%      2006 - 2025
                                                                    FNMA                    2.50% - 3.16%             2006
                                                                    U.S. Treasury Bill              4.50%             2006
                                                                    U.S. Treasury Note              4.50%             2015
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FNMA                            5.00%             2036
      UBS Securities TriParty Joint Repurchase Agreement..........  FHLMC                  4.00% - 13.00%      2006 - 2036
                                                                    FNMA                   4.00% - 11.00%      2006 - 2036

 HARTFORD HIGH YIELD HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT C                                                        VALUE U
----------                                                       --------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 3.8%
             FINANCE -- 1.3%
$    9,625   General Motors Acceptance Corp.,
               6.875%, 09/15/2011..............................  $  8,971
             TRANSPORTATION -- 2.5%
     1,818   American Airlines, Inc.,
               7.38%, 05/23/2019...............................     1,699
     3,144   Continental Airlines, Inc.,
               7.37%, 12/15/2015...............................     3,007
     3,660   Continental Airlines, Inc.,
               7.57%, 12/01/2006...............................     3,636
     3,978   Continental Airlines, Inc.,
               8.05%, 05/01/2022...............................     4,247
     2,329   Continental Airlines, Inc.,
               8.39%, 11/01/2020...............................     2,231
     3,196   Delta Air Lines,
               7.38%, 05/18/2010...............................     3,219
                                                                 --------
                                                                   18,039
                                                                 --------
             Total asset & commercial mortgage
               backed securities
               (cost $26,563)..................................  $ 27,010
                                                                 --------
CORPORATE BONDS: INVESTMENT GRADE -- 1.2%
             CONSUMER CYCLICAL -- 0.3%
     2,645   D.R. Horton, Inc.,
               5.625%, 09/15/2014..............................  $  2,486
                                                                 --------
             SERVICES -- 0.1%
       505   Electronic Data Systems,
               3.875%, 07/15/2023 H............................       523
                                                                 --------
             TECHNOLOGY -- 0.2%
MXP 16,700   Telefonos de Mexico, S.A.,
               8.75%, 01/31/2016 K.............................     1,534
                                                                 --------
             TRANSPORTATION -- 0.6%
     3,600   American Airlines, Inc.,
               7.86%, 10/01/2011...............................     3,831
                                                                 --------
             Total corporate bonds: investment grade
               (cost $8,405)...................................  $  8,374
                                                                 --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 89.9%
             BASIC MATERIALS -- 12.7%
     4,729   Abitibi-Consolidated, Inc.,
               7.75%, 06/15/2011 H.............................  $  4,563
     1,365   Abitibi-Consolidated, Inc.,
               8.41%, 06/15/2011 K.............................     1,365
     1,760   AEP Industries, Inc.,
               7.875%, 03/15/2013..............................     1,769
       994   Asia Aluminum Holdings Ltd.,
               8.00%, 12/23/2011 MH............................       939
     2,010   Boise Cascade LLC,
               7.125%, 10/15/2014..............................     1,935
     2,205   California Steel Industries, Inc.,
               6.125%, 03/15/2014..............................     2,106
     7,390   Cascades, Inc.,
               7.25%, 02/15/2013...............................     6,947
     2,000   Century Aluminum Co.,
               7.50%, 08/15/2014 H.............................     2,080

PRINCIPAL                                                         MARKET
 AMOUNT C                                                        VALUE U
----------                                                       --------
             BASIC MATERIALS -- (CONTINUED)
$    3,570   Clarke American Corp.,
               11.75%, 12/15/2013 M............................  $  3,632
     3,165   Crown Americas, Inc.,
               7.75%, 11/15/2015 M.............................     3,300
     3,600   Domtar, Inc.,
               7.125%, 08/01/2015..............................     3,186
     1,800   Equistar Chemicals L.P.,
               8.75%, 02/15/2009...............................     1,863
     3,550   Foundation PA Coal Co.,
               7.25%, 08/01/2014...............................     3,603
     6,305   Goodyear Tire & Rubber Co.,
               9.00%, 07/01/2015...............................     6,400
     1,710   Graham Packaging Co.,
               9.875%, 10/15/2014 H............................     1,731
     3,565   Huntsman International LLC,
               9.875%, 03/01/2009..............................     3,725
 EUR   127   Huntsman International LLC,
               10.125%, 07/01/2009.............................       160
     2,923   Koppers, Inc.,
               9.875%, 10/15/2013..............................     3,201
     2,885   Nalco Co.,
               7.75%, 11/15/2011...............................     2,921
EUR  3,250   Nalco Co.,
               7.75%, 11/15/2011...............................     4,204
     2,150   Nova Chemicals Corp.,
               7.56%, 11/15/2013 K.............................     2,161
     5,870   Novelis, Inc.,
               7.25%, 02/15/2015 M.............................     5,635
     1,245   Oregon Steel Mills, Inc.,
               10.00%, 07/15/2009..............................     1,320
     3,055   Owens-Brockway Glass Container, Inc.,
               8.75%, 11/15/2012...............................     3,269
     2,415   Owens-Brockway Glass Container, Inc.,
               8.875%, 02/15/2009..............................     2,515
     1,790   Phospate Resources Partners,
               7.00%, 02/15/2008...............................     1,812
     2,000   Plastipak Holdings, Inc.,
               8.50%, 12/15/2015 M.............................     2,040
     1,955   Ply Gem Industries, Inc.,
               9.00%, 02/15/2012...............................     1,818
     1,800   PolyOne Corp.,
               8.875%, 05/01/2012 H............................     1,845
     1,350   Potlatch Corp.,
               12.50%, 12/01/2009..............................     1,576
     2,835   Rockwood Specialties Group,
               7.50%, 11/15/2014...............................     2,849
     1,052   Rockwood Specialties Group,
               10.625%, 05/15/2011.............................     1,155
     2,480   United States Steel Corp.,
               9.75%, 05/15/2010...............................     2,678
       741   United States Steel Corp.,
               10.75%, 08/01/2008..............................       815
                                                                 --------
                                                                   91,118
                                                                 --------
             CAPITAL GOODS -- 3.1%
     2,840   Bombardier Recreational Products, Inc.,
               8.375%, 12/15/2013..............................     2,996
     2,845   Bombardier, Inc.,
               6.30%, 05/01/2014 M.............................     2,610

 HARTFORD HIGH YIELD HLS FUND

 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE U
----------                                                       --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
             CAPITAL GOODS -- (CONTINUED)
$    2,000   Bombardier, Inc.,
               6.75%, 05/01/2012 MH............................  $  1,910
       375   Jorgensen (Earle M.) Co.,
               9.75%, 06/01/2012...............................       405
     2,025   K2, Inc.,
               7.375%, 07/01/2014 H............................     2,020
       770   L-3 Communications Corp.,
               3.00%, 08/01/2035...............................       791
     3,405   L-3 Communications Corp.,
               6.125%, 07/15/2013..............................     3,320
     2,555   Scientific Games Corp.,
               6.25%, 12/15/2012...............................     2,501
     1,800   Xerox Capital Trust I,
               8.00%, 02/01/2027...............................     1,863
     1,910   Xerox Corp.,
               7.625%, 06/15/2013..............................     2,010
     1,445   Xerox Corp.,
               9.75%, 01/15/2009...............................     1,580
                                                                 --------
                                                                   22,006
                                                                 --------
             CONSUMER CYCLICAL -- 13.5%
     1,800   Accuride Corp.,
               8.50%, 02/01/2015...............................     1,784
     1,190   Amerigas Partners L.P.,
               7.125%, 05/20/2016..............................     1,184
     2,155   Amerigas Partners L.P.,
               7.25%, 05/20/2015...............................     2,155
     5,680   Arvinmeritor, Inc.,
               8.75%, 03/01/2012 H.............................     5,595
     3,600   Asbury Automotive Group,
               9.00%, 06/15/2012...............................     3,677
     2,810   Brown Shoe Co., Inc.,
               8.75%, 05/01/2012...............................     2,965
     3,615   Delhaize America, Inc.,
               8.125%, 04/15/2011 H............................     3,903
     1,640   Desarrolladora Homes S.A.,
               7.50%, 09/28/2015...............................     1,591
     9,080   Ford Motor Co.,
               7.45%, 07/16/2031 H.............................     6,742
     6,450   General Motors Corp.,
               6.375%, 05/01/2008 H............................     5,515
     4,890   General Motors Corp.,
               7.125%, 07/15/2013 H............................     3,692
     2,295   GSC Holdings Corp.,
               8.00%, 10/01/2012 MH............................     2,278
     2,600   Inergy L.P.,
               8.25%, 03/01/2016 M.............................     2,665
     3,545   Ingles Markets, Inc.,
               8.875%, 12/01/2011..............................     3,705
     5,285   Invista,
               9.25%, 05/01/2012 M.............................     5,655
     1,875   K. Hovnanian Enterprises, Inc.,
               6.125%, 01/15/2015..............................     1,718
     1,875   KB Home,
               6.25%, 06/15/2015 H.............................     1,751
     4,065   Neiman Marcus Group, Inc.,
               10.375%, 10/15/2015 MH..........................     4,319

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE U
----------                                                       --------
             CONSUMER CYCLICAL -- (CONTINUED)
$    1,880   Perry Ellis International, Inc.,
               8.875%, 09/15/2013..............................  $  1,880
     2,295   Phillips Van-Heusen Corp.,
               7.75%, 11/15/2023...............................     2,459
     2,380   Rexnord Corp.,
               10.125%, 12/15/2012.............................     2,612
     1,600   Russel Metals, Inc.,
               6.375%, 03/01/2014..............................     1,580
       865   Ryerson, Inc.,
               8.25%, 12/15/2011...............................       861
     3,640   SGS International, Inc.,
               12.00%, 12/15/2013 M............................     3,740
     2,435   Stater Brothers Holdings, Inc.,
               8.125%, 06/15/2012 H............................     2,432
     2,735   Tech Olympic USA, Inc.,
               9.00%, 07/01/2010...............................     2,803
     5,090   Tenneco Automotive, Inc.,
               8.625%, 11/15/2014 H............................     5,090
     2,656   TRW Automotive, Inc.,
               9.375%, 02/15/2013..............................     2,872
     5,545   United Auto Group, Inc.,
               9.625%, 03/15/2012..............................     5,871
     3,140   Warnaco, Inc.,
               8.875%, 06/15/2013..............................     3,336
                                                                 --------
                                                                   96,430
                                                                 --------
             CONSUMER STAPLES -- 1.4%
     1,700   Del Laboratories, Inc.,
               9.68%, 11/01/2011 MK............................     1,743
     1,970   Doane Pet Care Co.,
               10.625%, 11/15/2015.............................     2,088
     1,230   Dole Food Co., Inc.,
               8.625%, 05/01/2009..............................     1,236
     3,190   Johnsondiversey, Inc.,
               9.625%, 05/15/2012 H............................     3,274
     1,915   Pierre Foods, Inc.,
               9.875%, 07/15/2012..............................     1,968
                                                                 --------
                                                                   10,309
                                                                 --------
             ENERGY -- 4.6%
     3,270   Chaparral Energy, Inc.,
               8.50%, 12/01/2015 M.............................     3,401
     1,339   Chesapeake Energy Corp.,
               2.75%, 11/15/2035 MH............................     1,428
     1,735   Chesapeake Energy Corp.,
               6.63%, 01/15/2016...............................     1,731
     1,340   Chesapeake Energy Corp.,
               6.875%, 01/15/2016 H............................     1,350
     3,625   Colorado Interstate Gas,
               6.80%, 11/15/2015 M.............................     3,688
     5,420   Comstock Resources, Inc.,
               6.875%, 03/01/2012..............................     5,339
     3,570   Encore Acquisition Co.,
               7.25%, 12/01/2017...............................     3,579
     1,897   Ferrell Gas Partners L.P.,
               8.75%, 06/15/2012...............................     1,921
     4,015   Giant Industries, Inc.,
               8.00%, 05/15/2014 H.............................     4,145

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE U
----------                                                       --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
             ENERGY -- (CONTINUED)
$    1,537   Magnum Hunter Resources, Inc.,
               9.60%, 03/15/2012...............................  $  1,648
     2,075   NRG Energy, Inc.,
               7.25%, 02/01/2014...............................     2,109
     2,390   Whiting Petroleum Corp.,
               7.00%, 02/01/2014...............................     2,366
                                                                 --------
                                                                   32,705
                                                                 --------
             FINANCE -- 6.9%
     6,150   American Real Estate Partners L.P.,
               7.125%, 02/15/2013..............................     6,058
     3,857   BCP Crystal Holdings Corp.,
               9.625%, 06/15/2014..............................     4,272
     1,635   Crescent Real Estate Equities L.P.,
               9.25%, 04/15/2009...............................     1,713
     2,750   Drummond Co., Inc.,
               7.375%, 02/15/2016 M............................     2,743
     1,000   Felcor Lodging L.P.,
               9.00%, 06/01/2011...............................     1,095
     2,800   Host Marriott L.P.,
               6.75%, 06/01/2016 M.............................     2,797
       800   Host Marriott L.P.,
               7.00%, 08/15/2012...............................       817
     1,780   Kazkommerts International B.V.,
               7.875%, 04/07/2014 M............................     1,831
     1,430   Kazkommerts International B.V.,
               8.00%, 11/03/2015 M.............................     1,474
     1,200   Little Traverse Bay Bands of Odawa,
               10.25%, 02/15/2014 M............................     1,184
     3,600   MDP Acquisitions,
               9.625%, 10/01/2012..............................     3,807
     2,500   Nell Af Sarl,
               8.375%, 08/15/2015 MH...........................     2,481
     3,500   Rainbow National Services LLC,
               10.375%, 09/01/2014 M...........................     3,920
     1,935   Southern Star Central Corp.,
               8.50%, 08/01/2010...............................     2,083
     4,150   TuranAlem Finance B.V.,
               8.00%, 03/24/2014...............................     4,207
     1,650   UGS Corp.,
               10.00%, 06/01/2012..............................     1,815
     1,975   United Rentals NA, Inc.,
               6.50%, 02/15/2012...............................     1,936
     3,290   Universal City Florida,
               9.43%, 05/01/2010 K.............................     3,339
     1,875   Universal Hospital Services,
               10.125%, 11/01/2011.............................     1,945
                                                                 --------
                                                                   49,517
                                                                 --------
             HEALTH CARE -- 2.0%
       670   CRC Health Corp.,
               10.75%, 02/01/2016 M............................       690
     2,690   HCA, Inc.,
               5.50%, 12/01/2009...............................     2,621
     2,545   HCA, Inc.,
               6.375%, 01/15/2015 H............................     2,477

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE U
----------                                                       --------
             HEALTH CARE -- (CONTINUED)
$    4,045   Select Medical Corp.,
               7.625%, 02/01/2015..............................  $  3,651
     1,850   Tenet Healthcare Corp.,
               9.25%, 02/01/2015 M.............................     1,855
     2,285   Tenet Healthcare Corp.,
               9.875%, 07/01/2014 H............................     2,314
       720   United Surgical Partners International, Inc.,
               10.00%, 12/15/2011..............................       767
                                                                 --------
                                                                   14,375
                                                                 --------
             SERVICES -- 18.8%
     4,688   Allbritton Communications Co.,
               7.75%, 12/15/2012...............................     4,711
     1,655   Allied Waste North America, Inc.,
               5.75%, 02/15/2011 H.............................     1,576
     1,100   Allied Waste North America, Inc.,
               7.875%, 04/15/2013 H............................     1,148
     2,800   Allied Waste North America, Inc.,
               8.875%, 04/01/2008..............................     2,940
       233   Allied Waste North America, Inc.,
               9.25%, 09/01/2012...............................       251
     2,700   AMC Entertainment, Inc.,
               9.50%, 02/01/2011...............................     2,626
     3,600   Boyd Gaming Corp.,
               6.75%, 04/15/2014 H.............................     3,591
     3,185   Boyd Gaming Corp.,
               7.75%, 12/15/2012...............................     3,336
     3,570   Cablevision Systems Corp.,
               8.72%, 04/01/2009 KH............................     3,744
     2,760   Cenveo Corp.,
               7.875%, 12/01/2013..............................     2,698
     3,050   Cenveo Corp.,
               9.625%, 03/15/2012..............................     3,283
       870   CSC Holdings, Inc.,
               7.25%, 07/15/2008...............................       879
     3,615   CSC Holdings, Inc.,
               8.125%, 07/15/2009 H............................     3,737
     3,650   Dex Media West LLC, Inc.,
               8.00%, 11/15/2013...............................     3,787
     5,277   Dex Media West LLC, Inc.,
               9.875%, 08/15/2013..............................     5,838
     3,810   EchoStar Communications Corp.,
               5.75%, 05/15/2008 H.............................     3,762
     3,710   Hilton Hotels Corp.,
               7.625%, 12/01/2012..............................     3,943
     2,855   Intrawest Corp.,
               7.50%, 10/15/2013...............................     2,894
     3,475   Knowledge Learning Center, Inc.,
               7.75%, 02/01/2015 M.............................     3,310
     2,900   Liberty Media Corp.,
               8.25%, 02/01/2030 H.............................     2,802
     3,465   Lodgenet Entertainment Corp.,
               9.50%, 06/15/2013...............................     3,742
     2,450   Medianews Group, Inc.,
               6.875%, 10/01/2013..............................     2,279
     5,290   MGM Mirage, Inc.,
               6.75%, 09/01/2012...............................     5,283
     2,580   Mohegan Tribal Gaming Authority,
               6.125%, 02/15/2013..............................     2,545

 HARTFORD HIGH YIELD HLS FUND

 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE U
----------                                                       --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
             SERVICES -- (CONTINUED)
$    2,445   Mohegan Tribal Gaming Authority,
               7.125%, 08/15/2014..............................  $  2,463
     1,815   Network Communications,
               10.75%, 12/01/2013 MH...........................     1,847
     5,440   Penn National Gaming, Inc.,
               6.75%, 03/01/2015 H.............................     5,440
     3,070   Quebecor World Capital Corp.,
               8.75%, 03/15/2016 M.............................     2,994
     5,360   Rogers Cable, Inc.,
               6.25%, 06/15/2013 H.............................     5,306
     1,205   Service Corp. International,
               6.75%, 04/01/2016...............................     1,193
       400   Service Corp. International,
               7.875%, 02/01/2013..............................       423
     3,755   Sheridan Group, Inc.,
               10.25%, 08/15/2011..............................     3,863
     2,100   Sinclair Broadcasting Group,
               6.00%, 09/15/2012...............................     1,845
     4,645   Sirius Satellite Radio, Inc.,
               9.625%, 08/01/2013..............................     4,529
     4,095   Starwood Hotels & Resorts Worldwide, Inc.,
               7.875%, 05/01/2012..............................     4,453
     4,000   Station Casinos, Inc.,
               6.50%, 02/01/2014 H.............................     3,955
     1,320   Station Casinos, Inc.,
               6.875%, 03/01/2016..............................     1,327
     3,740   Stewart Enterprises, Inc.,
               7.75%, 02/15/2013 M.............................     3,590
     1,955   Sungard Data Systems, Inc.,
               3.75%, 01/15/2009 H.............................     1,799
     4,030   Sungard Data Systems, Inc.,
               10.25%, 08/15/2015 M............................     4,242
     3,195   Town Sports International, Inc.,
               9.625%, 04/15/2011 H............................     3,363
     1,800   Unisys Corp.,
               7.875%, 04/01/2008 H............................     1,798
     4,690   Wynn Las Vegas LLC Corp.,
               6.625%, 12/01/2014 H............................     4,555
                                                                 --------
                                                                  133,690
                                                                 --------
             TECHNOLOGY -- 15.3%
     1,755   Advanced Micro Devices, Inc.,
               7.75%, 11/01/2012...............................     1,836
     4,205   American Cellular Corp.,
               10.00%, 08/01/2011..............................     4,562
     1,960   Atlantic Broadband Finance LLC,
               9.375%, 01/15/2014..............................     1,857
     3,600   CCH II LLC,
               10.25%, 09/15/2010 M............................     3,528
     2,810   Celestica, Inc.,
               7.625%, 07/01/2013 H............................     2,817
     5,205   Centennial Communications Corp.,
               10.25%, 01/01/2013 K............................     5,387
       400   Century Communications Corp.,
               8.875%, 01/15/2007 BZHX.........................       390
     6,545   Charter Communications Holdings LLC,
               9.92%, 04/01/2011 H.............................     3,371

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE U
----------                                                       --------
             TECHNOLOGY -- (CONTINUED)
$    3,600   Charter Communications Operating LLC,
               8.00%, 04/30/2012 M.............................  $  3,582
     2,710   Charter Communications Operating LLC,
               8.375%, 04/30/2014 M............................     2,703
     1,700   Cincinnati Bell, Inc.,
               7.25%, 07/15/2013...............................     1,747
     3,440   Citizens Communications Co.,
               9.00%, 08/15/2031...............................     3,677
     3,300   Citizens Communications Co.,
               9.25%, 05/15/2011...............................     3,622
     2,285   DaVita, Inc.,
               6.625%, 03/15/2013..............................     2,279
     1,815   Hawaiian Telecom Communications, Inc.,
               12.50%, 05/01/2015 MH...........................     1,833
     2,805   Inmarsat Finance plc,
               7.625%, 06/30/2012..............................     2,875
     3,590   Insight Capital,
               10.50%, 11/01/2010..............................     3,778
     4,700   Intelsat Bermuda Ltd.,
               8.25%, 01/15/2013...............................     4,782
     1,395   Intelsat Ltd.,
               7.625%, 04/15/2012..............................     1,151
     3,615   Itron, Inc.,
               7.75%, 05/15/2012...............................     3,714
     3,450   Level 3 Financing, Inc.,
               12.25%, 03/15/2013 MH...........................     3,571
     2,594   Lucent Technologies, Inc.,
               6.45%, 03/15/2029...............................     2,341
     5,550   Mediacom LLC,
               9.50%, 01/15/2013 H.............................     5,495
     1,764   Ntelos Holdings Corp.,
               13.35%, 10/15/2013 MK...........................     1,782
     9,070   Qwest Communications International,
               7.50%, 02/15/2014 H.............................     9,342
     3,340   Qwest Corp.,
               6.875%, 09/15/2033..............................     3,206
     2,300   Qwest Corp.,
               7.50%, 06/15/2023...............................     2,337
       575   Rogers Wireless, Inc.,
               9.75%, 06/01/2016...............................       702
     3,600   Rural Cellular Corp.,
               10.43%, 11/01/2012 MK...........................     3,735
     1,800   Sanmina-Sci Corp.,
               6.75%, 03/01/2013 H.............................     1,715
     1,785   Solectron Corp.,
               8.00%, 03/15/2016 M.............................     1,789
     2,725   States Chippac Ltd.,
               7.50%, 07/19/2010 H.............................     2,769
     1,990   Stratos Global Corp.,
               9.875%, 02/15/2013 M............................     1,970
     6,645   Time Warner Telecommunications, Inc.,
               10.125%, 02/01/2011 H...........................     6,986
     1,955   Valor Telecom Enterprise,
               7.75%, 02/15/2015...............................     2,046
                                                                 --------
                                                                  109,277
                                                                 --------

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE U
----------                                                       --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
             TRANSPORTATION -- 1.5%
$      740   AMR Corp.,
               4.50%, 02/15/2024...............................  $  1,036
       684   Continental Airlines, Inc.,
               5.00%, 06/15/2023...............................     1,058
     5,950   Greenbrier Cos., Inc.,
               8.375%, 05/15/2015..............................     6,233
     2,460   Trinity Industries, Inc.,
               6.50%, 03/15/2014...............................     2,458
                                                                 --------
                                                                   10,785
                                                                 --------
             UTILITIES -- 10.1%
     3,675   AES China Generating Co., Ltd.,
               8.25%, 06/26/2010...............................     3,696
     2,280   AES Corp.,
               8.75%, 05/15/2013 M.............................     2,462
     4,840   Aquila, Inc.,
               7.625%, 11/15/2009 H............................     4,955
     3,110   Atlas Pipeline Partners,
               8.125%, 12/15/2015 M............................     3,242
     4,000   Chivor S.S. E.S.P.,
               9.75%, 12/30/2014...............................     4,480
     2,905   CMS Energy Corp.,
               6.30%, 02/01/2012 H.............................     2,861
     3,375   CMS Energy Corp.,
               8.50%, 04/15/2011...............................     3,645
     4,370   Copano Energy LLC,
               8.125%, 03/01/2016 M............................     4,523
       940   Edison Mission Energy Corp.,
               7.73%, 06/15/2009...............................       964
     4,390   Edison Mission Energy Corp.,
               9.875%, 04/15/2011..............................     4,961
     3,329   Elwood Energy LLC,
               8.16%, 07/02/2026...............................     3,544
     3,075   Mirant Americas Generation LLC,
               8.50%, 10/01/2021...............................     3,129
     1,360   Mirant Americas Generation LLC,
               9.125%, 05/01/2031..............................     1,448
     1,100   Nevada Power Co.,
               8.50%, 01/01/2023...............................     1,129
       286   Nevada Power Co.,
               9.00%, 08/15/2013...............................       315
     3,620   NRG Energy, Inc.,
               7.375%, 02/01/2016..............................     3,697
     2,900   Reliant Energy, Inc.,
               6.75%, 12/15/2014...............................     2,559
     3,390   Semgroup L.P.,
               8.75%, 11/15/2015 M.............................     3,458
     1,925   Sierra Pacific Resources,
               6.75%, 08/15/2017 M.............................     1,932
     2,275   Sithe/Independence Funding Corp.,
               9.00%, 12/30/2013...............................     2,457

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE U
----------                                                       --------
             UTILITIES -- (CONTINUED)
$    2,756   Tenaska Alabama Partners L.P.,
               7.00%, 06/30/2021 M.............................  $  2,765
     9,640   Tennessee Gas Pipeline Co.,
               7.50%, 04/01/2017...............................    10,268
                                                                 --------
                                                                   72,490
                                                                 --------
             Total corporate bonds:
               non-investment grade
               (cost $641,655).................................  $642,702
                                                                 --------

  SHARES
----------
COMMON STOCK -- 0.0%
             BASIC MATERIALS -- 0.0%
        --   Pliant Corp. Warrants B M.........................  $     --
                                                                 --------
             CONSUMER CYCLICAL -- 0.0%
        --   Hosiery Corp. of America, Inc. Class A BVI........  $     --
                                                                 --------
             Total common stock
               (cost $4).......................................  $     --
                                                                 --------
PREFERRED STOCK
             TECHNOLOGY -- 0.0%
        21   Adelphia Communications Corp. BX..................  $      1
                                                                 --------
             Total preferred stock
               (cost $513).....................................  $      1
                                                                 --------
             Total long-term investments
               (cost $677,140).................................  $678,087
                                                                 --------
PRINCIPAL
  AMOUNT
----------
SHORT-TERM INVESTMENTS -- 18.5%
             REPURCHASE AGREEMENTS -- 3.1%
$    7,739   BNP Paribas Repurchase Agreement,
               4.48%, 04/03/2006 @.............................  $  7,739
     7,036   RBS Greenwich Repurchase Agreement,
               4.45%, 04/03/2006 @.............................     7,036
     7,638   UBS Warburg Securities, Inc. Repurchase Agreement,
               4.52%, 04/03/2006 @.............................     7,638
                                                                 --------
                                                                   22,413
                                                                 --------
  SHARES
----------
             SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
             LENDING -- 15.3%
   109,218   Navigator Prime Portfolio.........................   109,218
                                                                 --------

 HARTFORD HIGH YIELD HLS FUND

 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE U
----------                                                       --------
             U.S. TREASURY BILLS -- 0.1%
$      500   US Treasury Bill,
               4.53%, 06/15/2006 Z[ ]..........................  $    495
                                                                 --------
             Total short-term investments
               (cost $132,126).................................  $132,126
                                                                 --------
             Total investments in securities
               (cost $809,266) O...............................  $810,213
             Other assets & liabilities........................   (95,120)
                                                                 --------
             Total net assets..................................  $715,093
                                                                 ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 10.23% of total net assets at March 31, 2006.

  I The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at March 31, 2006, was $--, which represents 0.00% of total net assets.

  C  All principal amounts are in U.S. dollars unless otherwise indicated.

     EUR -- EURO

     MXP -- Mexican Peso

  O At March 31, 2006, the cost of securities for federal income tax purposes was $810,239 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $ 7,404
      Unrealized depreciation.........................   (7,430)
                                                        -------
      Net unrealized depreciation.....................  $   (26)
                                                        =======

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

  B  Currently non-income producing.

  X  Debt security in default due to bankruptcy.

 H   Security is partially on loan at March 31, 2006.
  V The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered if it lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD
      ACQUIRED   SHARES/PAR            SECURITY           COST BASIS
      --------   ----------            --------           ----------
      10/1994         --      Hosiery Corp. of America,       $4
                              Inc. Class A -- 144A

     The aggregate value of these securities at March 31, 2006 was $--, which represents 0.00% of total net assets.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2006, was $126,816, which represents 17.73% of total net assets.

  K Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2006.

 Z   The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  [ ]Security pledged as initial margin deposit for open futures contracts at March 31, 2006.

                FUTURES CONTRACTS OUTSTANDING AT MARCH 31, 2006

                                                                                                                     UNREALIZED
                                                             NUMBER OF                                              APPRECIATION
DESCRIPTION                                                  CONTRACTS         POSITION         EXPIRATION         (DEPRECIATION)
-----------                                                  ---------         --------         ----------         --------------
5 Year U.S. Treasury Note futures contracts                     139             short           June 2006               $103
                                                                                                                        ----

     These contracts had a market value of $14,517 as of March 31, 2006.

--------------------------------------------------------------------------------

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT MARCH 31, 2006

                                                                                                                     UNREALIZED
                                                                 MARKET         CONTRACT         DELIVERY           APPRECIATION
DESCRIPTION                                  TRANSACTION         VALUE           AMOUNT            DATE            (DEPRECIATION)
-----------                                  -----------         ------         --------         ---------         --------------
Japanese Yen                                     Buy             $3,507          $3,500          04/04/2006             $ 7
Mexican Peso                                    Sell             1,524            1,582          04/17/2006              58
                                                                                                                        ---
                                                                                                                        $65
                                                                                                                        ===

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE       COUPON RATE    EXPIRATION DATE
                                                                      -------------       -----------    ---------------
      BNP Paribas Repurchase Joint Repurchase Agreement...........  U.S. Treasury Bond       8.125%           2019
      RBS Greenwich Repurchase Agreement..........................  U.S. Treasury Note       4.625%           2008
      UBS Warburg Securities, Inc. Repurchase Agreement...........  U.S. Treasury Bond        7.50%           2016

 HARTFORD INDEX HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
 COMMON STOCK -- 99.2%
            BASIC MATERIALS -- 3.1%
      37    Air Products and Chemicals, Inc. .................  $    2,459
     143    Alcoa, Inc. ......................................       4,376
      14    Allegheny Technologies, Inc. H....................         869
      12    Ashland, Inc. ....................................         832
      17    Ball Corp. .......................................         749
      17    Bemis Co., Inc. ..................................         546
      10    Cooper Tire & Rubber Co. H........................         145
     159    Dow Chemical Co. H................................       6,451
     151    DuPont (E.I.) de Nemours & Co. H..................       6,378
      13    Eastman Chemical Co. .............................         686
      47    Eastman Kodak Co. H...............................       1,342
      20    Engelhard Corp. H.................................         804
      24    Fortune Brands, Inc. .............................       1,935
      30    Freeport-McMoRan Copper & Gold, Inc. Class B H....       1,805
      29    Goodyear Tire & Rubber Co. BH.....................         421
      19    Hercules, Inc. B..................................         255
      13    International Flavors & Fragrances, Inc. .........         446
      81    International Paper Co. H.........................       2,797
      76    Kimberly-Clark Corp. .............................       4,375
      17    Louisiana-Pacific Corp. H.........................         473
      30    MeadWestvaco Corp. ...............................         814
      73    Newmont Mining Corp. H............................       3,809
      26    Nucor Corp. ......................................       2,672
      12    OfficeMax, Inc. ..................................         350
      24    Pactiv Corp. B....................................         577
      33    Phelps Dodge Corp. ...............................       2,690
      27    PPG Industries, Inc. .............................       1,723
      53    Praxair, Inc. ....................................       2,923
      24    Rohm & Haas Co. ..................................       1,158
      13    Sealed Air Corp. .................................         775
      10    Snap-On, Inc. ....................................         366
      12    Stanley Works.....................................         603
      18    Temple-Inland, Inc. ..............................         811
      18    United States Steel Corp. H.......................       1,086
      17    Vulcan Materials Co. .............................       1,430
                                                                ----------
                                                                    59,931
                                                                ----------
            CAPITAL GOODS -- 4.8%
     124    3M Co. ...........................................       9,386
      29    American Standard Cos., Inc. .....................       1,256
      56    Baker Hughes, Inc. ...............................       3,844
      13    Black & Decker Corp. H............................       1,104
     131    Boeing Co. .......................................      10,240
     110    Caterpillar, Inc. ................................       7,913
       8    Cummins, Inc. H...................................         799
      39    Deere & Co. ......................................       3,075
      25    Eaton Corp. ......................................       1,788
      20    Goodrich Corp. ...................................         885
     136    Honeywell International, Inc. ....................       5,834
      34    Illinois Tool Works, Inc. ........................       3,246
      54    Ingersoll-Rand Co. Class A........................       2,248
      55    International Game Technology.....................       1,951
      30    ITT Industries, Inc. .............................       1,703
      20    L-3 Communications Holdings, Inc. ................       1,707
      29    National Oilwell Varco, Inc. B....................       1,840
      58    Northrop Grumman Corp. H..........................       3,934
      22    Novellus Systems, Inc. B..........................         526

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            CAPITAL GOODS -- (CONTINUED)
      21    Pall Corp. .......................................  $      639
      20    Parker-Hannifin Corp. ............................       1,588
      37    Pitney Bowes, Inc. ...............................       1,601
      29    Rockwell Automation, Inc. ........................       2,093
      33    Teradyne, Inc. BH.................................         504
      22    Textron, Inc. ....................................       2,027
     331    Tyco International Ltd. H.........................       8,897
     167    United Technologies Corp. ........................       9,669
     153    Xerox Corp. BH....................................       2,324
                                                                ----------
                                                                    92,621
                                                                ----------
            CONSUMER CYCLICAL -- 8.2%
      61    Albertson's, Inc. ................................       1,556
      51    Amazon.com, Inc. B................................       1,851
      30    AutoNation, Inc. BH...............................         640
       9    AutoZone, Inc. B..................................         907
      18    Avery Dennison Corp. H............................       1,058
      46    Bed Bath & Beyond, Inc. B.........................       1,770
      67    Best Buy Co., Inc. ...............................       3,736
      19    Big Lots, Inc. BH.................................         261
      14    Brown-Forman Corp. H..............................       1,054
      16    Brunswick Corp. ..................................         606
      20    Centex Corp. .....................................       1,252
      25    Circuit City Stores, Inc. ........................         612
      63    Coach, Inc. B.....................................       2,179
      78    Costco Wholesale Corp. ...........................       4,208
      45    D.R. Horton, Inc. ................................       1,482
      22    Darden Restaurants, Inc. .........................         886
      10    Dillard's, Inc. H.................................         263
      52    Dollar General Corp. .............................         919
     189    eBay, Inc. B......................................       7,398
      26    Family Dollar Stores, Inc. .......................         678
      45    Federated Department Stores, Inc. ................       3,263
     306    Ford Motor Co. H..................................       2,437
      94    Gap, Inc. ........................................       1,762
      93    General Motors Corp. H............................       1,976
      28    Genuine Parts Co. ................................       1,245
      13    Grainger (W.W.), Inc. ............................         949
      29    Hasbro, Inc. .....................................         616
     349    Home Depot, Inc. .................................      14,758
      38    J. C. Penney Co., Inc. ...........................       2,302
      32    Johnson Controls, Inc. ...........................       2,422
      19    Jones Apparel Group, Inc. H.......................         665
      13    KB Home...........................................         819
      57    Kohl's Corp. B....................................       3,000
     119    Kroger Co. B......................................       2,425
      30    Leggett & Platt, Inc. H...........................         731
      23    Lennar Corp. H....................................       1,359
      17    Liz Claiborne, Inc. ..............................         709
     128    Lowe's Cos, Inc. .................................       8,274
      57    Ltd. Brands, Inc. ................................       1,399
      68    Masco Corp. H.....................................       2,222
      64    Mattel, Inc. .....................................       1,157
     206    McDonald's Corp. .................................       7,092
      10    Navistar International Corp. B....................         279
      45    Newell Rubbermaid, Inc. H.........................       1,136
      31    NIKE, Inc. Class B H..............................       2,647
      36    Nordstrom, Inc. ..................................       1,407
      49    Office Depot, Inc. B..............................       1,810

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            CONSUMER CYCLICAL -- (CONTINUED)
      28    PACCAR, Inc. .....................................  $    1,959
      23    Patterson Cos., Inc. BH...........................         803
      35    Pulte Homes, Inc. ................................       1,349
      22    RadioShack Corp. .................................         425
      74    Safeway, Inc. H...................................       1,856
      16    Sears Holdings Corp. BH...........................       2,169
      18    Sherwin-Williams Co. .............................         900
     120    Staples, Inc. ....................................       3,055
     125    Starbucks Corp. B.................................       4,720
      22    Supervalu, Inc. H.................................         690
     102    SYSCO Corp. H.....................................       3,259
     144    Target Corp. .....................................       7,510
      23    Tiffany & Co. H...................................         878
      76    TJX Cos., Inc. ...................................       1,879
      15    V.F. Corp. .......................................         825
     410    Wal-Mart Stores, Inc. ............................      19,378
      19    Wendy's International, Inc. ......................       1,167
      23    Whole Foods Market, Inc. .........................       1,515
      45    Yum! Brands, Inc. ................................       2,213
                                                                ----------
                                                                   158,727
                                                                ----------
            CONSUMER STAPLES -- 6.8%
      12    Alberto-Culver Co. ...............................         548
     343    Altria Group, Inc. ...............................      24,284
     128    Anheuser-Busch Cos., Inc. ........................       5,453
     107    Archer Daniels Midland Co. .......................       3,614
      74    Avon Products, Inc. ..............................       2,307
      30    Campbell Soup Co. ................................         982
      25    Clorox Co. .......................................       1,478
     338    Coca-Cola Co. ....................................      14,165
      50    Coca-Cola Enterprises, Inc. ......................       1,013
      85    Colgate-Palmolive Co. ............................       4,831
      85    ConAgra Foods, Inc. ..............................       1,831
      32    Constellation Brands, Inc. Class A B..............         812
      22    Dean Foods Co. B..................................         866
      20    Estee Lauder Cos., Inc. ..........................         729
      59    General Mills, Inc. ..............................       2,965
      55    Heinz (H.J.) Co. .................................       2,086
      29    Hershey Co. H.....................................       1,536
      41    Kellogg Co. ......................................       1,819
      22    McCormick & Co., Inc. ............................         738
       9    Molson Coors Brewing Co. H........................         645
      22    Pepsi Bottling Group, Inc. .......................         675
     272    PepsiCo, Inc. ....................................      15,725
      30    Plum Creek Timber Co., Inc. ......................       1,119
     540    Procter & Gamble Co. .............................      31,126
      14    Reynolds American, Inc. H.........................       1,477
     125    Sara Lee Corp. ...................................       2,231
      41    Tyson Foods, Inc. Class A H.......................         569
      27    UST, Inc. H.......................................       1,119
      40    Weyerhaeuser Co. H................................       2,890
      29    Wrigley (Wm.) Jr. Co. ............................       1,862
                                                                ----------
                                                                   131,495
                                                                ----------
            ENERGY -- 9.4%
      13    Amerada Hess Corp. ...............................       1,865
      38    Anadarko Petroleum Corp. .........................       3,818
      54    Apache Corp. .....................................       3,551

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            ENERGY -- (CONTINUED)
      53    BJ Services Co. ..................................  $    1,841
      62    Burlington Resources, Inc. .......................       5,671
      61    Chesapeake Energy Corp. H.........................       1,929
     366    Chevron Corp. ....................................      21,194
     226    ConocoPhillips H..................................      14,297
      73    Devon Energy Corp. H..............................       4,441
      40    EOG Resources, Inc. ..............................       2,866
   1,003    Exxon Mobil Corp. ................................      61,030
      85    Halliburton Co. H.................................       6,192
      19    Kerr-McGee Corp. .................................       1,814
      29    KeySpan Corp. ....................................       1,173
      60    Marathon Oil Corp. ...............................       4,585
      27    Murphy Oil Corp. H................................       1,350
      26    Nabors Industries Ltd. BH.........................       1,854
       7    Nicor, Inc. H.....................................         289
      23    Noble Corp. H.....................................       1,825
      71    Occidental Petroleum Corp. .......................       6,550
       6    Peoples Energy Corp. H............................         225
      18    Rowan Companies, Inc. ............................         791
      97    Schlumberger Ltd. ................................      12,277
      42    Sempra Energy.....................................       1,970
      22    Sunoco, Inc. .....................................       1,699
      54    Transocean, Inc. B................................       4,296
     102    Valero Energy Corp. ..............................       6,104
      57    Weatherford International Ltd. B..................       2,621
      98    Williams Cos., Inc. H.............................       2,090
      60    XTO Energy, Inc. .................................       2,597
                                                                ----------
                                                                   182,805
                                                                ----------
            FINANCE -- 22.2%
      55    ACE Ltd. .........................................       2,855
      93    Aetna, Inc. ......................................       4,575
      88    Aflac, Inc. ......................................       3,962
     110    Allstate Corp. ...................................       5,727
      18    AMBAC Financial Group, Inc. ......................       1,433
     203    American Express Co. .............................      10,683
     442    American International Group, Inc. ...............      29,225
      41    Ameriprise Financial, Inc. .......................       1,856
      57    AmSouth Bancorp...................................       1,536
      53    AON Corp. ........................................       2,196
      16    Apartment Investment & Management Co. ............         746
      35    Archstone-Smith Trust.............................       1,707
     763    Bank of America Corp. ............................      34,738
     127    Bank of New York Co., Inc. .......................       4,566
      88    BB&T Corp. .......................................       3,446
      20    Bear Stearns & Co., Inc. .........................       2,719
      15    Boston Properties, Inc. ..........................       1,380
      49    Capital One Financial Corp. ......................       3,978
     170    Charles Schwab Corp. .............................       2,917
      34    Chubb Corp. ......................................       3,255
      20    CIGNA Corp. ......................................       2,599
      30    Cincinnati Financial Corp. .......................       1,249
      33    CIT Group, Inc. ..................................       1,755
     820    Citigroup, Inc. ..................................      38,715
      27    Comerica, Inc. ...................................       1,548
      20    Compass Bancshares, Inc. .........................       1,027
      33    Comverse Technology, Inc. B.......................         781
      99    Countrywide Financial Corp. ......................       3,633
      69    E*Trade Financial Corp. B.........................       1,851

 HARTFORD INDEX HLS FUND

 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            FINANCE -- (CONTINUED)
      67    Equity Office Properties Trust....................  $    2,240
      48    Equity Residential Properties Trust...............       2,232
     114    Federal Home Loan Mortgage Corp. .................       6,924
     159    Federal National Mortgage Association.............       8,173
      14    Federated Investors, Inc. ........................         539
      91    Fifth Third Bancorp...............................       3,590
      21    First Horizon National Corp. H....................         862
      25    Franklin Resources, Inc. H........................       2,365
      66    Genworth Financial, Inc. .........................       2,220
      42    Golden West Financial Corp. H.....................       2,859
      72    Goldman Sachs Group, Inc. H.......................      11,238
      27    Humana, Inc. B....................................       1,411
      41    Huntington Bancshares, Inc. ......................         985
      35    Janus Capital Group, Inc. ........................         818
      24    Jefferson-Pilot Corp. ............................       1,348
     572    JP Morgan Chase & Co. ............................      23,835
      67    KeyCorp H.........................................       2,447
      33    Kimco Realty Corp. ...............................       1,345
      44    Lehman Brothers Holdings, Inc. ...................       6,417
      30    Lincoln National Corp. ...........................       1,651
      23    Loews Corp. ......................................       2,338
      13    M&T Bank Corp. H..................................       1,484
      90    Marsh & McLennan Cos., Inc. H.....................       2,637
      35    Marshall & Ilsley Corp. H.........................       1,504
      23    MBIA, Inc. H......................................       1,371
      50    Medco Health Solutions, Inc. B....................       2,861
      68    Mellon Financial Corp. ...........................       2,421
     151    Merrill Lynch & Co., Inc. H.......................      11,877
     134    Metlife, Inc. H...................................       6,462
      15    MGIC Investment Corp. H...........................         993
     176    Morgan Stanley....................................      11,075
      90    National City Corp. H.............................       3,138
      78    North Fork Bancorporation, Inc. H.................       2,252
      30    Northern Trust Corp. .............................       1,596
      48    PNC Financial Services Group, Inc. ...............       3,231
      49    Principal Financial Group, Inc. ..................       2,406
      34    Progressive Corp. H...............................       3,493
      40    ProLogis..........................................       2,140
      87    Prudential Financial, Inc. H......................       6,618
      14    Public Storage, Inc. H............................       1,105
      75    Regions Financial Corp. H.........................       2,634
      10    Ryder System, Inc. ...............................         448
      21    SAFECO Corp. .....................................       1,054
      30    Simon Property Group, Inc. H......................       2,524
      69    SLM Corp. ........................................       3,558
      59    Sovereign Bancorp, Inc. ..........................       1,286
     119    St. Paul Travelers Cos., Inc. H...................       4,956
      55    State Street Corp. ...............................       3,306
      61    SunTrust Banks, Inc. .............................       4,431
      51    Synovus Financial Corp. ..........................       1,392
      22    T. Rowe Price Group, Inc. ........................       1,697
      18    Torchmark Corp. H.................................       1,045
     223    UnitedHealth Group, Inc. .........................      12,440
      53    UnumProvident Corp. H.............................       1,077
     296    US Bancorp........................................       9,019
      20    Vornado Realty Trust..............................       1,872
     267    Wachovia Corp. ...................................      14,937
     163    Washington Mutual, Inc. H.........................       6,939

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            FINANCE -- (CONTINUED)
     108    Wellpoint, Inc. B.................................  $    8,393
     275    Wells Fargo & Co. ................................      17,577
      30    XL Capital Ltd. Class A H.........................       1,904
      17    Zions Bancorp.....................................       1,415
                                                                ----------
                                                                   435,063
                                                                ----------
            HEALTH CARE -- 11.2%
     253    Abbott Laboratories...............................      10,732
      25    Allergan, Inc. ...................................       2,702
      34    Amerisource Bergen Corp. .........................       1,656
     192    Amgen, Inc. B.....................................      13,961
      17    Bard (C.R.), Inc. ................................       1,160
      17    Barr Pharmaceuticals, Inc. B......................       1,096
       9    Bausch & Lomb, Inc. ..............................         561
     107    Baxter International, Inc. .......................       4,133
      41    Becton, Dickinson & Co. ..........................       2,500
      57    Biogen Idec, Inc. B...............................       2,661
      41    Biomet, Inc. H....................................       1,442
      97    Boston Scientific Corp. BH........................       2,238
     322    Bristol-Myers Squibb Co. .........................       7,917
      69    Cardinal Health, Inc. H...........................       5,164
      74    Caremark Rx, Inc. B...............................       3,625
      18    Chiron Corp. B....................................         825
      26    Coventry Health Care, Inc. B......................       1,420
     134    CVS Corp. ........................................       4,009
      54    Forest Laboratories, Inc. B.......................       2,388
      43    Genzyme Corp. B...................................       2,870
      76    Gilead Sciences, Inc. B...........................       4,722
      67    HCA, Inc. H.......................................       3,068
      40    Health Management Associates, Inc. Class A........         852
      26    Hospira, Inc. B...................................       1,042
     489    Johnson & Johnson.................................      28,941
      40    King Pharmaceuticals, Inc. B......................         687
      21    Laboratory Corp. of America Holdings BH...........       1,205
     186    Lilly (Eli) & Co. H...............................      10,264
      13    Manor Care, Inc. .................................         577
      50    McKesson Corp. ...................................       2,622
      42    MedImmune, Inc. B.................................       1,536
     198    Medtronic, Inc. ..................................      10,059
     359    Merck & Co., Inc. ................................      12,655
      44    Monsanto Co. .....................................       3,746
      36    Mylan Laboratories, Inc. .........................         840
   1,208    Pfizer, Inc. .....................................      30,113
      27    Quest Diagnostics, Inc. ..........................       1,370
     243    Schering-Plough Corp. ............................       4,615
      11    Sigma-Aldrich Corp. ..............................         724
      60    St. Jude Medical, Inc. B..........................       2,468
      48    Stryker Corp. B...................................       2,128
      77    Tenet Healthcare Corp. B..........................         570
     166    Walgreen Co. .....................................       7,168
      17    Watson Pharmaceuticals, Inc. B....................         480
     221    Wyeth.............................................      10,708
      41    Zimmer Holdings, Inc. B...........................       2,751
                                                                ----------
                                                                   218,971
                                                                ----------
            SERVICES -- 6.7%
      36    Allied Waste Industries, Inc. B...................         441
      23    Apollo Group, Inc. Class A B......................       1,213
      38    Autodesk, Inc. ...................................       1,460

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            SERVICES -- (CONTINUED)
      95    Automatic Data Processing, Inc. ..................  $    4,349
      69    Avaya, Inc. B.....................................         774
     127    CBS Corp. Class B.................................       3,042
     166    Cendant Corp. ....................................       2,873
      23    Cintas Corp. .....................................         963
      85    Clear Channel Communications, Inc. ...............       2,463
     351    Comcast Corp. Class A B...........................       9,187
      31    Computer Sciences Corp. B.........................       1,700
      23    Convergys Corp. B.................................         419
      36    Donnelley (R.R.) & Sons Co. ......................       1,162
      10    Dow Jones & Co., Inc. H...........................         381
      30    Ecolab, Inc. .....................................       1,142
      85    Electronic Data Systems Corp. H...................       2,267
      21    Equifax, Inc. ....................................         793
      24    Express Scripts, Inc. B...........................       2,110
      50    FedEx Corp. ......................................       5,636
      30    Fiserv, Inc. B....................................       1,289
      14    Fluor Corp. H.....................................       1,227
      39    Gannett Co., Inc. H...............................       2,343
      54    H & R Block, Inc. ................................       1,165
      30    Harrah's Entertainment, Inc. .....................       2,354
      54    Hilton Hotels Corp. ..............................       1,377
      33    IMS Health, Inc. .................................         843
      71    Interpublic Group of Cos., Inc. BH................         676
      11    Knight-Ridder, Inc. H.............................         695
      27    Marriott International, Inc. Class A..............       1,825
      60    McGraw-Hill Cos., Inc. ...........................       3,474
       7    Meredith Corp. ...................................         385
      21    Monster Worldwide, Inc. B.........................       1,037
      40    Moody's Corp. ....................................       2,851
      24    New York Times Co. Class A H......................         602
     394    News Corp. Class A................................       6,548
      64    Novell, Inc. B....................................         492
      29    Omnicom Group, Inc. H.............................       2,448
      18    Parametric Technology Corp. B.....................         297
      55    Paychex, Inc. ....................................       2,287
      28    Robert Half International, Inc. H.................       1,089
      22    Sabre Holdings Corp. .............................         511
      14    Scripps (E.W.) Co. Class A........................         626
      35    Starwood Hotels & Resorts Worldwide, Inc. ........       2,398
     568    Sun Microsystems, Inc. B..........................       2,916
     740    Time Warner, Inc. ................................      12,423
      43    Tribune Co. H.....................................       1,179
      56    Unisys Corp. B....................................         387
     179    United Parcel Service, Inc. Class B...............      14,241
      37    Univision Communications, Inc. Class A BH.........       1,265
     127    Viacom, Inc. Class B B............................       4,926
     316    Walt Disney Co. ..................................       8,822
      91    Waste Management, Inc. ...........................       3,202
                                                                ----------
                                                                   130,575
                                                                ----------
            TECHNOLOGY -- 22.3%
      19    ADC Telecommunications, Inc. B....................         491
      99    Adobe Systems, Inc. ..............................       3,440
      79    Advanced Micro Devices, Inc. B....................       2,620
      19    Affiliated Computer Services, Inc. Class A B......       1,151
      70    Agilent Technologies, Inc. B......................       2,644
      64    Alltel Corp. .....................................       4,125

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            TECHNOLOGY -- (CONTINUED)
      59    Altera Corp. B....................................  $    1,218
      28    American Power Conversion Corp. ..................         652
      60    Analog Devices, Inc. .............................       2,301
      26    Andrew Corp. B....................................         322
     140    Apple Computer, Inc. B............................       8,775
      30    Applera Corp. -- Applied Biosystems Group.........         817
     261    Applied Materials, Inc. ..........................       4,563
      48    Applied Micro Circuits Corp. B....................         197
     637    AT&T, Inc. H......................................      17,230
     295    BellSouth Corp. H.................................      10,229
      35    BMC Software, Inc. B..............................         758
      72    Broadcom Corp. Class A BH.........................       3,120
      75    CA, Inc. .........................................       2,038
      22    CenturyTel, Inc. H................................         841
      96    Ciena Corp. B.....................................         498
   1,010    Cisco Systems, Inc. B.............................      21,889
      54    Citizens Communications Co. H.....................         715
      29    Citrix Systems, Inc. B............................       1,110
      63    Compuware Corp. B.................................         493
      15    Cooper Industries Ltd. ...........................       1,312
     254    Corning, Inc. B...................................       6,832
      39    Danaher Corp. H...................................       2,478
     387    Dell, Inc. BH.....................................      11,502
      33    Dover Corp. ......................................       1,622
      50    Electronic Arts, Inc. B...........................       2,731
     390    EMC Corp. B.......................................       5,320
      68    Emerson Electric Co. .............................       5,653
     126    First Data Corp. .................................       5,899
      20    Fisher Scientific International, Inc. BH..........       1,381
      67    Freescale Semiconductor, Inc. Class B B...........       1,872
      43    Gateway, Inc. BH..................................          95
   1,712    General Electric Co. .............................      59,536
      33    Google, Inc. B....................................      12,987
      56    Guidant Corp. H...................................       4,340
      11    Harman International Industries, Inc. ............       1,200
     465    Hewlett-Packard Co. ..............................      15,282
     966    Intel Corp. ......................................      18,694
     257    International Business Machines Corp. ............      21,228
      29    Intuit, Inc. B....................................       1,548
      29    Jabil Circuit, Inc. B.............................       1,230
     275    JDS Uniphase Corp. BH.............................       1,148
      33    KLA-Tencor Corp. .................................       1,586
      18    Lexmark International, Inc. ADR B.................         808
      50    Linear Technology Corp. H.........................       1,761
      59    Lockheed Martin Corp. H...........................       4,418
      64    LSI Logic Corp. B.................................         743
     734    Lucent Technologies, Inc. BH......................       2,239
      53    Maxim Integrated Products, Inc. ..................       1,958
      13    Maytag Corp. .....................................         286
     102    Micron Technology, Inc. B.........................       1,496
   1,459    Microsoft Corp. ..................................      39,710
       9    Millipore Corp. B.................................         628
      23    Molex, Inc. H.....................................         777
     411    Motorola, Inc. ...................................       9,405
      55    National Semiconductor Corp. .....................       1,542
      30    NCR Corp. BH......................................       1,250
      61    Network Appliance, Inc. B.........................       2,212
      28    NVIDIA Corp. BH...................................       1,609
     619    Oracle Corp. B....................................       8,471

 HARTFORD INDEX HLS FUND

 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
      22    PerkinElmer, Inc. ................................  $      505
      31    PMC -- Sierra, Inc. BH............................         375
      27    QLogic Corp. B....................................         513
     272    Qualcomm, Inc. H..................................      13,766
     255    Qwest Communications International, Inc. BH.......       1,733
      73    Raytheon Co. .....................................       3,360
      28    Rockwell Collins, Inc. ...........................       1,595
      87    Sanmina-SCI Corp. B...............................         358
     150    Solectron Corp. B.................................         601
     487    Sprint Nextel Corp. H.............................      12,592
     171    Symantec Corp. B..................................       2,883
      42    Symbol Technologies, Inc. ........................         439
      13    Tektronix, Inc. ..................................         479
      74    Tellabs, Inc. B...................................       1,177
     263    Texas Instruments, Inc. ..........................       8,533
      27    Thermo Electron Corp. B...........................         987
      40    VeriSign, Inc. BH.................................         964
     481    Verizon Communications, Inc. .....................      16,373
      17    Waters Corp. B....................................         742
      11    Whirlpool Corp. H.................................       1,022
      57    Xilinx, Inc. H....................................       1,441
     207    Yahoo!, Inc. BH...................................       6,684
                                                                ----------
                                                                   434,148
                                                                ----------
            TRANSPORTATION -- 1.4%
      61    Burlington Northern Santa Fe Corp. ...............       5,100
      71    Carnival Corp. H..................................       3,377
      36    CSX Corp. ........................................       2,153
      66    General Dynamics Corp. ...........................       4,203
      45    Harley-Davidson, Inc. H...........................       2,324
      68    Norfolk Southern Corp. ...........................       3,661
     116    Southwest Airlines Co. ...........................       2,092
      44    Union Pacific Corp. H.............................       4,061
                                                                ----------
                                                                    26,971
                                                                ----------
            UTILITIES -- 3.1%
     108    AES Corp. BH......................................       1,837
      27    Allegheny Energy, Inc. B..........................         907
      34    Ameren Corp. .....................................       1,674
      65    American Electric Power Co., Inc. ................       2,201
      51    CenterPoint Energy, Inc. H........................         607
      33    Cinergy Corp. ....................................       1,489
      36    CMS Energy Corp. BH...............................         470
      40    Consolidated Edison, Inc. H.......................       1,753
      29    Constellation Energy Group, Inc. .................       1,603
      57    Dominion Resources, Inc. .........................       3,942
      29    DTE Energy Co. ...................................       1,171
     152    Duke Energy Corp. H...............................       4,442
      50    Dynegy, Inc. BH...................................         238
      54    Edison International..............................       2,203
     108    El Paso Corp. H...................................       1,305
      34    Entergy Corp. ....................................       2,351
     110    Exelon Corp. .....................................       5,798
      54    FirstEnergy Corp. ................................       2,650
      66    FPL Group, Inc. H.................................       2,661
      17    Kinder Morgan, Inc. H.............................       1,591
      45    NiSource, Inc. ...................................         906
      57    PG&E Corp. H......................................       2,206

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            UTILITIES -- (CONTINUED)
      16    Pinnacle West Capital Corp. H.....................  $      637
      62    PPL Corp. ........................................       1,835
      41    Progress Energy, Inc. H...........................       1,821
      41    Public Service Enterprise Group, Inc. ............       2,638
     122    Southern Co. .....................................       3,991
      34    TECO Energy, Inc. H...............................         551
      76    TXU Corp. ........................................       3,402
      66    Xcel Energy, Inc. H...............................       1,203
                                                                ----------
                                                                    60,083
                                                                ----------
            Total common stock
              (cost $1,662,636)...............................  $1,931,390
                                                                ----------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 15.3%
            REPURCHASE AGREEMENTS -- 0.1%
 $   519    BNP Paribas Repurchase Agreement,
              4.48%, 04/03/2006 @.............................  $      519
     472    RBS Greenwich Repurchase Agreement,
              4.45%, 04/03/2006 @.............................         472
     513    UBS Warburg Securities, Inc. Repurchase Agreement,
              4.52%, 04/03/2006 @.............................         513
                                                                ----------
                                                                     1,504
                                                                ----------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 15.1%
 293,468    BNY Institutional Cash Reserve Fund...............  $  293,468
                                                                ----------
PRINCIPAL
 AMOUNT
---------
            U.S. TREASURY BILLS -- 0.1%
 $ 2,000    US Treasury Bill,
              4.53%, 06/15/2006 BZ[ ].........................       1,981
                                                                ----------
            Total short-term investments
              (cost $296,953).................................  $  296,953
                                                                ----------
            Total investments in securities
              (cost $1,959,589) O.............................  $2,228,343
            Other assets & liabilities........................    (281,474)
                                                                ----------
            Total net assets..................................  $1,946,869
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  O At March 31, 2006, the cost of securities for federal income tax purposes was $1,979,885 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.......................  $ 470,576
      Unrealized depreciation.......................   (222,118)
                                                      ---------
      Net unrealized appreciation...................  $ 248,458
                                                      =========

  B  Currently non-income producing.

 H   Security is partially on loan at March 31, 2006.

--------------------------------------------------------------------------------

 Z   The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  [ ]Security pledged as initial margin deposit for open futures contracts at March 31, 2006.

                FUTURES CONTRACTS OUTSTANDING AT MARCH 31, 2006

                                                                                                                     UNREALIZED
                                                             NUMBER OF                                              APPRECIATION
DESCRIPTION                                                  CONTRACTS         POSITION         EXPIRATION         (DEPRECIATION)
-----------                                                  ---------         --------         ----------         --------------
Standard & Poors 500 Long Futures contracts                     28               Long           June 2006               $(99)
                                                                                                                        ====

     These contracts had a market value of $9,123 as of March 31, 2006.

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.
 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE       COUPON RATE    EXPIRATION DATE
                                                                      -------------       -----------    ---------------
      BNP Paribas Repurchase Joint Repurchase Agreement...........  U.S. Treasury Bond      8.125%            2019
      RBS Greenwich Repurchase Agreement..........................  U.S. Treasury Note      4.625%            2008
      UBS Warburg Securities, Inc. Repurchase Agreement...........  U.S. Treasury Bond       7.50%            2016

 HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE U
---------                                                       ---------
 COMMON STOCK -- 95.4%
            AUSTRIA -- 1.2%
      72    Erste Bank Der Oesterreichischen Sparkassen
              AG B M..........................................  $   4,171
      76    Erste Bank Der Oesterreichischen Sparkassen
              AG I............................................      4,493
                                                                ---------
                                                                    8,664
                                                                ---------
            BELGIUM -- 1.2%
      79    KBC Bankverzekeringsholdings IH...................      8,416
                                                                ---------
            CANADA -- 5.7%
     209    Cameco Corp. .....................................      7,510
     161    Inco Ltd. BH......................................      8,007
     139    Petro-Canada......................................      6,573
     257    SNC-Lavalin Group, Inc. ..........................      7,028
     137    Suncor Energy, Inc. ..............................     10,522
                                                                ---------
                                                                   39,640
                                                                ---------
            FINLAND -- 2.2%
     754    Nokia Oyj ADR.....................................     15,615
                                                                ---------
            FRANCE -- 18.8%
      76    Alstom RGPT B I...................................      6,367
     382    Altran Technologies S.A. B IH.....................      5,212
      75    Cie Generale d'Optique Essilor International
              S.A. IH.........................................      6,649
     157    Dassault Systemes S.A. IH.........................      8,971
      88    Groupe Danone I...................................     10,667
     124    LVMH Moet Hennessy Louis Vuitton S.A. IH..........     12,164
      51    Pinault-Printemps-Redoute S.A. IH.................      6,152
     151    PSA Peugeot Citroen IH............................      9,502
      53    Publicis Groupe IH................................      2,078
     145    Sanofi-Aventis S.A. I.............................     13,746
      36    Total S.A. IH.....................................      9,525
      47    Unibail IH........................................      8,461
      12    Vallourec IH......................................     11,265
     383    Veolia Environnment S.A. IH.......................     21,219
                                                                ---------
                                                                  131,978
                                                                ---------
            GERMANY -- 5.9%
     388    Commerzbank AG IH.................................     15,444
      51    Hypo Real Estate Holding AG I.....................      3,516
      39    SAP AG ADR I......................................      8,557
     145    Siemens AG I......................................     13,563
                                                                ---------
                                                                   41,080
                                                                ---------
            GREECE -- 0.7%
     126    Opap S.A. I.......................................      4,802
                                                                ---------
            HONG KONG -- 0.7%
   3,660    Shun Tak Holdings Ltd I...........................      5,223
                                                                ---------
            IRELAND -- 0.7%
      86    Ryanair Holdings plc ADR BH.......................      4,726
                                                                ---------
            ISRAEL -- 1.5%
     248    Teva Pharmaceutical Industries Ltd. ADR...........     10,196
                                                                ---------
            ITALY -- 1.2%
   1,181    UniCredito Italiano S.p.A. IH.....................      8,515
                                                                ---------

                                                                 MARKET
 SHARES                                                          VALUE U
---------                                                       ---------
            JAPAN -- 17.0%
      79    Credit Saison Co. Ltd. I..........................  $   4,373
       2    Dentsu, Inc. I....................................      7,008
     201    Eisai Co., Ltd. IH................................      8,760
     364    JSR Corp. IH......................................     10,805
     287    Jteckt Corp. IH...................................      5,724
     189    Matsushita Electric Industrial Co., Ltd. I........      4,176
       1    Mitsubishi UFJ Financial Group, Inc. I............      9,048
     261    Nippon Electric Glass Co., Ltd. IH................      6,467
      16    Rakuten, Inc. IH..................................     14,239
     659    Sharp Corp. I.....................................     11,663
   1,053    Shinsei Bank Ltd. I...............................      7,370
     278    Sumitomo Realty & Development IH..................      7,696
     133    Tokyo Electron Ltd. I.............................      9,145
     240    Toyota Motor Corp. IH.............................     13,057
                                                                ---------
                                                                  119,531
                                                                ---------
            LUXEMBOURG -- 3.0%
     530    Citigroup Global Certificate -- Bharti
              Televentures B M I..............................      4,917
     566    SES Global S.A. IH................................      8,996
      40    Tenaris S.A. ADR H................................      7,245
                                                                ---------
                                                                   21,158
                                                                ---------
            MEXICO -- 3.4%
     358    America Movil S.A. de C.V. ADR....................     12,262
     599    Grupo Televisa S.A. ADR...........................     11,924
                                                                ---------
                                                                   24,186
                                                                ---------
            NETHERLANDS -- 3.9%
     454    ASML Holding N.V. B I.............................      9,245
     134    Euronext I........................................     11,061
     216    Koninklijke (Royal) Philips Electronics
              N.V. B IH.......................................      7,281
                                                                ---------
                                                                   27,587
                                                                ---------
            NORWAY -- 0.6%
     144    Statoil ASA I.....................................      4,110
                                                                ---------
            SOUTH KOREA -- 2.7%
       1    Hana Financial Holdings...........................         64
     109    Lotte Shopping Co. GDR B..........................      2,205
     109    Lotte Shopping Co. GDR B M........................      2,192
      22    Samsung Electronics Co., Ltd. I...................     14,234
                                                                ---------
                                                                   18,695
                                                                ---------
            SPAIN -- 1.0%
     331    Banco Bilbao Vizcaya Argentaria S.A. IH...........      6,905
                                                                ---------
            SWEDEN -- 1.6%
     122    Atlas Copco AB....................................      3,431
   2,099    Telefonaktiebolaget LM Ericsson IH................      7,929
                                                                ---------
                                                                   11,360
                                                                ---------
            SWITZERLAND -- 7.8%
      23    Kuehne & Nagel International AG I.................      7,290
     221    Logitech International S.A. B I...................      8,841
      22    Nestle S.A. IH....................................      6,576
      76    Roche Holding AG IH...............................     11,350

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE U
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            SWITZERLAND -- (CONTINUED)
     205    Swatch Group AG IH................................  $   7,119
     123    UBS AG IH.........................................     13,503
                                                                ---------
                                                                   54,679
                                                                ---------
            TAIWAN -- 0.7%
     809    Hon Hai Precision Industry Co., Ltd. I............      4,991
                                                                ---------
            UNITED KINGDOM -- 13.9%
   2,762    Arm Holdings plc I................................      6,368
     131    AstraZeneca plc I.................................      6,577
   2,611    Carphone Warehouse Group plc I....................     14,000
   2,825    EMI Group plc I...................................     12,381
   2,038    Kingfisher plc I..................................      8,467
     680    London Stock Exchange plc I.......................     12,447
     595    Pearson plc I.....................................      8,218
     474    Reckitt Benckiser plc I...........................     16,652
     460    Standard Chartered plc I..........................     11,422
                                                                ---------
                                                                   96,532
                                                                ---------
            Total common stock
              (cost $574,336).................................  $ 668,589
                                                                ---------
PREFERRED STOCKS -- 0.9%
            GERMANY -- 0.9%
     245    ProSieben Sat.1 Media AG Preferred................  $   6,366
                                                                ---------
            Total preferred stocks
              (cost $5,939)...................................  $   6,366
                                                                ---------
            Total long term investments
              (cost $580,275).................................  $ 674,955
                                                                ---------

PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 28.1%
            REPURCHASE AGREEMENTS -- 5.0%
 $ 8,957    Bank of America Joint Repurchase Agreement,
              4.82%, 04/03/2006...............................  $   8,957
     522    Bank of America Securities TriParty Joint
              Repurchase Agreement,
              4.47%, 04/03/2006...............................        522
   4,423    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              4.80%, 04/03/2006...............................      4,423
   4,091    Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              4.83%, 04/03/2006...............................      4,091
  17,472    UBS Securities TriParty Joint Repurchase
              Agreement,
              4.83%, 04/03/2006...............................     17,472
                                                                ---------
                                                                   35,465
                                                                ---------
                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       ---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 23.1%
 161,853    Navigator Prime Portfolio.........................  $ 161,853
                                                                ---------
            Total short-term investments
              (cost $197,318).................................  $ 197,318
                                                                ---------
            Total investments in securities
              (cost $777,593) O...............................  $ 872,273
            Other assets & liabilities........................   (171,210)
                                                                ---------
            Total net assets..................................  $ 701,063
                                                                =========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 96.28% of total net assets at March 31, 2006.

  I The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at March 31, 2006, was $554,918, which represents 79.15% of total net assets.

  O At March 31, 2006, the cost of securities for federal income tax purposes was $779,543 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $95,618
      Unrealized depreciation.........................   (2,888)
                                                        -------
      Net unrealized appreciation.....................  $92,730
                                                        =======

  B  Currently non-income producing.

 H   Security is partially on loan at March 31, 2006.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2006, was $11,280, which represents 1.61% of total net assets.

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND

 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT MARCH 31, 2006

                                                                                                                     UNREALIZED
                                                               MARKET          CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                TRANSACTION          VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                -----------         ------          --------          --------          --------------
Euro                                           Buy             $10,852         $10,776          04/03/2006              $76
Euro                                           Buy               3,193           3,202          04/04/2006               (9)
Euro                                           Buy               5,024           5,027          04/05/2006               (3)
Euro                                          Sell               6,982           6,985          04/04/2006                3
British Pound                                 Sell               2,155           2,154          04/03/2006               (1)
British Pound                                 Sell                 647             650          04/04/2006                3
British Pound                                 Sell               2,095           2,094          04/05/2006               (1)
Japanese Yen                                   Buy                  20              20          04/03/2006               --
Japanese Yen                                   Buy                 185             185          04/03/2006               --
Japanese Yen                                   Buy                 229             230          04/04/2006               (1)
Japanese Yen                                   Buy               1,694           1,695          04/05/2006               (1)
Norwegian Krone                                Buy               4,154           4,158          04/05/2006               (4)
Swedish Krona                                 Sell               1,717           1,718          04/05/2006                1
                                                                                                                        ---
                                                                                                                        $63
                                                                                                                        ===

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE         COUPON RATE      EXPIRATION DATE
                                                                      -------------         -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  U.S. Treasury Bond              8.75%             2017
      Bank of America Securities TriParty Joint Repurchase
        Agreement.................................................  FNMA                            5.00%             2035
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FFCB                   3.125% - 3.80%      2006 - 2007
                                                                    FHLB                    2.76% - 5.80%      2006 - 2025
                                                                    FNMA                    2.50% - 3.16%             2006
                                                                    U.S. Treasury Bill              4.50%             2006
                                                                    U.S. Treasury Note              4.50%             2015
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FNMA                            5.00%             2036
      UBS Securities TriParty Joint Repurchase Agreement..........  FHLMC                  4.00% - 13.00%      2006 - 2036
                                                                    FNMA                   4.00% - 11.00%      2006 - 2036

 HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
 COMMON STOCK -- 98.2%
            AUSTRALIA -- 0.5%
  1,073     Santos Ltd. I.....................................  $    8,734
                                                                ----------
            BRAZIL -- 2.2%
    528     Companhia Vale do Rio Doce ADR....................      25,643
    348     Usinas Siderurgicas De Minas Gerais S.A. .........      12,914
                                                                ----------
                                                                    38,557
                                                                ----------
            CANADA -- 6.2%
    608     Alcan, Inc. ......................................      27,807
    504     Cameco Corp. H....................................      18,151
    471     EnCana Corp. .....................................      21,975
    420     Inco Ltd. ........................................      20,913
    333     Talisman Energy, Inc. ............................      17,679
                                                                ----------
                                                                   106,525
                                                                ----------
            FINLAND -- 2.3%
  1,904     Nokia Oyj IH......................................      39,359
                                                                ----------
            FRANCE -- 13.7%
    240     Cie Generale d'Optique Essilor International
              S.A. I..........................................      21,361
    204     CNP Assurances I..................................      20,528
    671     Credit Agricole S.A. I............................      26,014
    424     Electricite De France B...........................      24,019
    233     Lafarge S.A. IH...................................      26,390
    233     LVMH Moet Hennessy Louis Vuitton S.A. IH..........      22,795
    418     PSA Peugeot Citroen IH............................      26,232
    431     Sanofi-Aventis S.A. IH............................      40,848
    110     Total S.A. IH.....................................      29,116
                                                                ----------
                                                                   237,303
                                                                ----------
            GERMANY -- 4.2%
    179     E.On AG I.........................................      19,645
    132     Muenchener Rueckversicherungs-Gesellschaft AG I...      18,699
    161     SAP AG ADR I......................................      34,961
                                                                ----------
                                                                    73,305
                                                                ----------
            GREECE -- 0.9%
    392     Opap S.A. B I.....................................      14,973
                                                                ----------
            HONG KONG -- 1.3%
  3,754     Hong Kong Exchanges & Clearing Ltd. I.............      22,615
                                                                ----------
            HUNGARY -- 0.4%
     64     Mol Magyr Olaj-Es Gazipari I......................       6,563
                                                                ----------
            INDIA -- 0.9%
    233     Infosys Technologies Ltd. I.......................      15,661
                                                                ----------
            IRELAND -- 0.9%
    513     Ryanair Holdings plc B I..........................       4,828
    188     Ryanair Holdings plc ADR B H......................      10,295
                                                                ----------
                                                                    15,123
                                                                ----------
            ITALY -- 5.1%
  4,897     Banca Intesa S.p.A. IH............................      29,184
  1,019     Bulgari S.p.A. IH.................................      12,228

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            ITALY -- (CONTINUED)
    144     Tod's S.p.A. IH...................................  $   11,079
  5,029     UniCredito Italiano S.p.A. IH.....................      36,273
                                                                ----------
                                                                    88,764
                                                                ----------
            JAPAN -- 19.8%
    396     Astellas Pharma, Inc. I...........................      14,997
    209     Canon, Inc. I.....................................      13,786
     89     Credit Saison Co. Ltd. I..........................       4,942
    636     Daiichi Sankyo Co., Ltd. B I......................      14,529
    372     Denso Corp. I.....................................      14,693
    456     Eisai Co., Ltd. I.................................      19,908
    142     Japan Petroleum Exploration Co., Ltd. IH..........       8,883
    851     Matsui Securities Co., Ltd. IH....................      11,800
    304     Mitsubishi Estate Co., Ltd. I.....................       7,211
  5,701     Mitsubishi Heavy Industries I.....................      27,089
      2     Mitsubishi UFJ Financial Group, Inc. I............      33,396
  1,813     Mitsui & Co., Ltd. I..............................      26,185
      4     Nippon Telegraph & Telephone Corp. I..............      15,770
  2,798     Obayashi Corp. I..................................      22,762
    210     Promise Co., Ltd. I...............................      12,672
    668     Seven & I Holdings Co., Ltd. I....................      26,479
  2,015     Shinsei Bank Ltd. I...............................      14,103
    500     Sony Corp. IH.....................................      23,030
    400     Terumo Corp. I....................................      13,153
    323     Toyota Motor Corp. I..............................      17,587
                                                                ----------
                                                                   342,975
                                                                ----------
            LUXEMBOURG -- 0.3%
    209     Ternium S.A. ADR..................................       5,911
                                                                ----------
            MEXICO -- 1.7%
    300     America Movil S.A. de C.V. ADR....................      10,281
  2,051     Grupo Televisa S.A. ..............................       8,153
  3,842     Walmart De Mexico.................................      10,292
                                                                ----------
                                                                    28,726
                                                                ----------
            NETHERLANDS -- 2.6%
    417     ABN AMRO Holding N.V. I...........................      12,459
    972     Koninklijke (Royal) Philips Electronics
              N.V. B I H......................................      32,718
                                                                ----------
                                                                    45,177
                                                                ----------
            NORWAY -- 2.6%
  1,570     Statoil ASA I.....................................      44,943
                                                                ----------
            RUSSIA -- 0.7%
    369     Mobile Telesystems OJSC ADR.......................      12,211
                                                                ----------
            SOUTH AFRICA -- 1.4%
  1,432     MTN Group Ltd. I M................................      14,228
    725     Standard Bank Group Ltd. I........................       9,941
                                                                ----------
                                                                    24,169
                                                                ----------
            SOUTH KOREA -- 0.8%
     21     Samsung Electronics Co., Ltd. I...................      13,786
                                                                ----------
            SPAIN -- 3.9%
  2,481     Banco Bilbao Vizcaya Argentaria S.A. I............      51,697
  5,931     Iberia Lineas Aer De Espana I.....................      16,348
                                                                ----------
                                                                    68,045
                                                                ----------

 HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            SWEDEN -- 1.0%
  4,681     Telefonaktiebolaget LM Ericsson I.................  $   17,685
                                                                ----------
            SWITZERLAND -- 9.7%
    586     Credit Suisse Group I.............................      32,766
    252     Nestle S.A. I.....................................      74,682
    367     UBS AG I..........................................      40,369
     84     Zurich Financial Services AG I....................      19,723
                                                                ----------
                                                                   167,540
                                                                ----------
            TAIWAN -- 3.4%
  3,197     Chunghwa Telecom Co., Ltd. I......................       6,013
  1,341     Chunghwa Telecom Co., Ltd. ADR....................      26,266
  3,238     Powertech Technology, Inc. B I....................      10,864
 25,024     Yuanta Core Pacific Securities Co. B I............      15,119
                                                                ----------
                                                                    58,262
                                                                ----------
            UNITED KINGDOM -- 11.1%
    538     AstraZeneca plc I.................................      27,023
  2,778     EMI Group plc I...................................      12,172
    723     Imperial Tobacco Group plc I......................      21,400
  1,611     Kingfisher plc I..................................       6,692
    763     London Stock Exchange plc I.......................      13,959
  7,964     Old Mutual plc I..................................      27,751
    655     Reckitt Benckiser plc I...........................      22,986
    983     Smiths Group plc I................................      16,755
  1,056     WPP Group plc I...................................      12,636
    957     Xstrata plc I.....................................      30,999
                                                                ----------
                                                                   192,373
                                                                ----------
            UNITED STATES -- 0.6%
     76     Schlumberger Ltd. ................................       9,632
                                                                ----------
            Total common stock
              (cost $1,471,005)...............................  $1,698,917
                                                                ----------
SHORT-TERM INVESTMENTS -- 7.6%
            REPURCHASE AGREEMENTS -- 2.6%
 11,525     Bank of America Joint Repurchase Agreement,
              4.82%, 04/03/2006 @.............................  $   11,525
    672     Bank of America Securities TriParty Joint
              Repurchase Agreement,
              4.47%, 04/03/2006 @.............................         672
  5,691     Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              4.80%, 04/03/2006 @.............................       5,691
  5,265     Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              4.83%, 04/03/2006 @.............................       5,265
 22,482     UBS Securities TriParty Joint Repurchase
              Agreement,
              4.83%, 04/03/2006 @.............................      22,482
                                                                ----------
                                                                    45,635
                                                                ----------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 5.0%
 85,429     BNY Institutional Cash Reserve Fund...............  $   85,429
                                                                ----------
            Total short-term investments
              (cost $131,064).................................  $  131,064
                                                                ----------
            Total investments in securities
              (cost $1,602,069) O.............................  $1,829,981
            Other assets & liabilities........................    (100,704)
                                                                ----------
            Total net assets..................................  $1,729,277
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 97.69% of total net assets at March 31, 2006.

I The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at March 31, 2006, was $1,436,775, which represents 83.09% of total net assets.

O At March 31, 2006, the cost of securities for federal income tax purposes was $1,602,730 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $238,870
      Unrealized depreciation........................   (11,619)
                                                       --------
      Net unrealized appreciation....................  $227,251
                                                       ========

B    Currently non-income producing.

H    Security is partially on loan at March 31, 2006.

M    Securities issued within terms of a private placement
memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2006, was $14,228, which represents 0.82% of total net assets.

U    For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

--------------------------------------------------------------------------------

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT MARCH 31, 2006

                                                                                                                     UNREALIZED
                                                               MARKET          CONTRACT          DELIVERY           APPRECIATION
           DESCRIPTION                     TRANSACTION          VALUE           AMOUNT             DATE            (DEPRECIATION)
           -----------                     -----------         ------          --------          --------          --------------
Canadian Dollar                                Buy             $ 2,555         $ 2,547          04/03/2006              $  8
Euro                                          Sell               5,696           5,699          04/04/2006                 3
Euro                                          Sell               3,081           3,082          04/05/2006                 1
British Pound                                 Sell               8,663           8,661          04/05/2006                (2)
British Pound                                 Sell               8,893           9,014          04/26/2006               121
Hong Kong Dollars                             Sell                 885             885          04/03/2006                --
Hungarian Forint                               Buy               3,554           3,538          04/04/2006                16
Japanese Yen                                  Sell               4,669           4,689          04/03/2006                20
Japanese Yen                                  Sell               2,284           2,281          04/03/2006                (3)
Japanese Yen                                   Buy              17,904          17,983          04/04/2006               (79)
Japanese Yen                                   Buy               8,412           8,417          04/05/2006                (5)
Norwegian Krone                                Buy               5,922           5,915          04/04/2006                 7
Swedish Krona                                 Sell               2,818           2,820          04/04/2006                 2
Swiss Franc                                   Sell               9,032           9,226          04/26/2006               194
South Africa Rand                              Buy               3,313           3,249          04/03/2006                64
                                                                                                                        ----
                                                                                                                        $347
                                                                                                                        ====

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE         COUPON RATE      EXPIRATION DATE
                                                                      -------------         -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  U.S. Treasury Bond              8.75%               2017
      Bank of America Securities TriParty Joint Repurchase          FNMA                            5.00%
        Agreement.................................................                                                      2035
      Deutsche Bank Securities TriParty Joint Repurchase            FFCB                   3.125% - 3.80%
        Agreement.................................................                                               2006 - 2007
                                                                                                                 2006 - 2025
                                                                    FHLB                    2.76% - 5.80%
                                                                                                                        2006
                                                                    FNMA                    2.50% - 3.16%
                                                                                                                        2006
                                                                    U.S. Treasury Bill              4.50%
                                                                                                                        2015
                                                                    U.S. Treasury Note              4.50%
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase          FNMA                            5.00%
        Agreement.................................................                                                      2036
      UBS Securities TriParty Joint Repurchase Agreement..........  FHLMC                  4.00% - 13.00%        2006 - 2036
                                                                                                                 2006 - 2036
                                                                    FNMA                   4.00% - 11.00%

 HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 COMMON STOCK -- 98.5%
            AUSTRALIA -- 4.0%
     150    ABB Grain Ltd. I..................................  $    825
   1,103    Adsteam Marine Ltd. IH............................     1,694
     439    AWB Ltd. IH.......................................     1,220
     317    Excel Coal Ltd. IH................................     1,697
     964    Harvey Norman Holdings Ltd. IH....................     2,604
     463    Multiplex Group I.................................     1,015
     620    PaperlinX Ltd. IH.................................     1,673
     142    Publishing & Broadcasting Ltd. I..................     1,762
     243    Transurban Group I................................     1,170
                                                                --------
                                                                  13,660
                                                                --------
            BELGIUM -- 0.8%
       9    S.A. D'Ieteren N.V. I.............................     2,725
                                                                --------
            CHINA -- 1.6%
   5,740    Beijing Capital International Airport Co.,
              Ltd. I..........................................     3,304
   4,333    China Oilfield Services Ltd. IH...................     2,201
                                                                --------
                                                                   5,505
                                                                --------
            DENMARK -- 1.4%
      48    Carlsberg A/S Class B I...........................     3,099
      31    Trygvesta A.S. BI.................................     1,784
                                                                --------
                                                                   4,883
                                                                --------
            FINLAND -- 1.8%
     239    M-real Oyj IH.....................................     1,582
     115    Nokian Rendaat Oyj IH.............................     2,027
      67    Tietoenator Oyj BI................................     2,625
                                                                --------
                                                                   6,234
                                                                --------
            FRANCE -- 7.1%
      28    Bacou-Dalloz IH...................................     3,101
      47    bioMerieux S.A. IH................................     2,657
      23    Cegedim S.A. IH...................................     2,124
      89    Dassault Systemes S.A. IH.........................     5,087
       5    Hermes International I............................     1,319
      15    Klepierre IH......................................     1,912
      77    M6-Metropole Television IH........................     2,278
      22    SEB S.A. I........................................     2,392
      37    Sodexho Alliance S.A. IH..........................     1,766
      11    Unibail I.........................................     1,942
                                                                --------
                                                                  24,578
                                                                --------
            GERMANY -- 8.0%
      38    Altana AG I.......................................     2,338
      41    AWD Holding AG I..................................     1,394
      25    Deutsche Euroshop.................................     1,777
     137    ELMOS Semiconductor AG BIH........................     1,605
     311    GEA Group AG IH...................................     5,217
     145    Kontron AG BIH....................................     1,599
      58    MLP AG IH.........................................     1,413
     169    MTU Aero Engines Holdings AG BI...................     5,704
      76    Praktiker Bau- Und Heimwerkermaerkte Holding
              AG B............................................     2,222
     150    SGL Carbon AG BIH.................................     2,753
      51    Thielert AG B.....................................     1,426
                                                                --------
                                                                  27,448
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            GREECE -- 1.2%
     474    Hellenic Technodomiki Tev S.A. I..................  $  4,080
                                                                --------
            HONG KONG -- 1.2%
   1,286    Chinese Estates Holdings Ltd. I...................     1,834
   3,088    Far East Pharmaceutical Technology Co.,
              Ltd. BVHI.......................................        --
   1,472    Shangri-La Asia Ltd. I............................     2,380
                                                                --------
                                                                   4,214
                                                                --------
            INDIA -- 0.8%
      91    Dr. Reddy's Laboratories Ltd. ADR H...............     2,842
                                                                --------
            ITALY -- 3.8%
   1,534    AEM S.p.A. IH.....................................     3,272
     149    Banca Popolare di Milano S.c.r.l. I...............     1,755
     312    Brembo S.p.A. I...................................     2,903
     120    Indesit Co. S.p.A. IH.............................     1,540
     131    Safilo S.p.A. ....................................       695
   1,524    Sorin S.p.A. BIH..................................     3,060
                                                                --------
                                                                  13,225
                                                                --------
            JAPAN -- 26.4%
     380    77 Bank Ltd. I....................................     2,930
      97    Coca-Cola West Japan Co., Ltd. I..................     2,316
      63    Disco Corp. IH....................................     4,143
      62    Enplas Corp. I....................................     1,495
     107    FamilyMart Co., Ltd. I............................     3,355
     558    Fuji Fire & Marine Insurance Co., Ltd. IH.........     2,308
     281    Gunma Bank Ltd. I.................................     2,120
      35    Hakuhodo DY Holdings, Inc. IH.....................     2,922
      75    Hamamatsu Photonics KK IH.........................     2,314
      55    Hogy Medical Co., Ltd. IH.........................     2,946
      91    Japan Petroleum Exploration Co., Ltd. I...........     5,689
       4    Jupiter Telecommunications Co., Ltd. BI...........     2,682
     177    Kobayashi Pharmaceutical Co., Ltd. I..............     6,299
      47    Milbon Co., Ltd. I................................     1,841
     310    Mochida Pharmaceutical Co., Ltd. IH...............     3,057
     662    Morinaga & Co., Ltd. I............................     1,803
      58    OBIC Business Consultants Ltd. IH.................     3,287
      19    OBIC Co., Ltd. IH.................................     4,048
     234    Shionogi & Co., Ltd. IH...........................     3,834
     170    Sumitomo Forestry Co., Ltd. IH....................     1,727
   1,544    Sumitomo Osaka Cement Co., Ltd. IH................     5,613
      87    Taiyo Ink Manufacturing Co., Ltd. IH..............     4,984
      15    Tocalo Co., Ltd. I................................       546
     184    Toppan Forms Co., Ltd. I..........................     3,070
      85    Uni-Charm Corp. IH................................     4,161
      93    Union Tool Co. I..................................     5,958
     211    Uny Co., Ltd. I...................................     3,375
      30    USS Co., Ltd. I...................................     2,065
                                                                --------
                                                                  90,888
                                                                --------
            LIECHTENSTEIN -- 0.7%
      11    Verwalt & Privat-Bank AG I........................     2,442
                                                                --------
            LUXEMBOURG -- 0.5%
      50    Stolt-Nielsen S.A. I..............................     1,549
                                                                --------

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            MALAYSIA -- 1.8%
   1,087    Resorts World Berhad..............................  $  3,897
   1,539    YTL Corp. Berhad..................................     2,131
                                                                --------
                                                                   6,028
                                                                --------
            NETHERLANDS -- 2.7%
     358    Hagemeyer N.V. BIH................................     1,804
     178    Qiagen N.V. BIH...................................     2,628
      14    SBM Offshore N.V. I...............................     1,429
     138    Wolters Kluwer N.V. BI............................     3,433
                                                                --------
                                                                   9,294
                                                                --------
            PORTUGAL -- 0.4%
     256    Mota -- Engil S.A. I..............................     1,312
                                                                --------
            SINGAPORE -- 0.5%
   1,365    Goodpack Ltd. I...................................     1,578
                                                                --------
            SOUTH AFRICA -- 0.4%
      92    Harmony Gold Mining Co., Ltd. BI..................     1,469
                                                                --------
            SOUTH KOREA -- 2.0%
      78    GS Holdings Corp. I...............................     2,311
      28    Hyundai Motor I...................................     2,507
      82    KT Freetel Co., Ltd. I............................     2,173
                                                                --------
                                                                   6,991
                                                                --------
            SPAIN -- 0.9%
     588    Iberia Lineas Aer De Espana IH....................     1,622
     121    Telefonica Publicidad e Informacion S.A. TPI IH...     1,344
                                                                --------
                                                                   2,966
                                                                --------
            SWEDEN -- 3.8%
      58    Alfa Laval Ab I...................................     1,551
      91    D. Carnegie & Co. Ab BIH..........................     1,913
     156    Munters Ab IH.....................................     5,312
     174    Swedish Match Ab IH...............................     2,374
      77    Trelleborg Ab I...................................     1,804
                                                                --------
                                                                  12,954
                                                                --------
            SWITZERLAND -- 5.6%
      34    Bachem Holding AG Class B.........................     2,202
      46    Baloise Holding AG IH.............................     3,247
      20    Charles Voegele Holding AG I......................     1,730
      26    Ciba Specialty Chemicals AG IH....................     1,535
      86    EFG International BIH.............................     2,384
      34    Ems-Chemie Holding AG I...........................     3,453
       1    Geberit AG I......................................     1,336
      43    Logitech International S.A. BI....................     1,729
       2    Sulzer AG I.......................................     1,685
                                                                --------
                                                                  19,301
                                                                --------
            THAILAND -- 0.5%
   6,196    Krung Thai Bank plc...............................     1,737
                                                                --------
            UNITED KINGDOM -- 20.6%
     182    Amvescap plc I....................................     1,695
      31    Antofagasta I.....................................     1,163
     540    Benfield Group plc I..............................     3,532
     222    Cambridge Antibody Technology Group plc BI........     2,992

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            UNITED KINGDOM -- (CONTINUED)
     763    Cattles plc I.....................................  $  4,866
      96    Close Brothers Group plc I........................     1,769
     207    EMAP plc I........................................     3,164
     598    EMI Group plc I...................................     2,620
     299    F&C Asset Management plc I........................     1,193
     604    FirstGroup plc I..................................     4,441
   1,592    FKI plc I.........................................     3,488
   1,033    GCAP Media plc I..................................     4,097
     206    ICAP plc I........................................     1,600
     357    Jardine Lloyd Thompson Group plc I................     2,234
     333    Kesa Electricals plc I............................     1,802
     305    Lancashire Holdings Ltd. B........................     1,685
     104    Luminar plc I.....................................     1,005
      29    Mapeley Ltd. .....................................     1,773
     618    Misys plc I.......................................     2,403
     250    Petrofac Ltd. BI..................................     1,400
     896    Rentokil Initial plc I............................     2,424
     914    Royal & Sun Alliance Insurance Group plc I........     2,188
     100    Speedy Hire plc I.................................     1,602
     605    SSL International plc I...........................     3,376
     144    SurfControl plc B.................................     1,395
      95    Travis Perkins plc I..............................     2,760
     115    Ultra Electronics Holdings plc I..................     2,135
     267    WH Smith plc I....................................     1,909
      39    Willis Group Holdings Ltd. H......................     1,336
     586    Yule Catto & Co. plc I............................     2,914
                                                                --------
                                                                  70,961
                                                                --------
            Total common stock
              (cost $297,556).................................  $338,864
                                                                --------
SHORT-TERM INVESTMENTS -- 22.3%
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 22.3%
  76,700    Navigator Prime Portfolio.........................  $ 76,700
                                                                --------
            Total short-term investments
              (cost $76,700)..................................  $ 76,700
                                                                --------
            Total investments in securities
              (cost $374,256) O...............................  $415,564
            Other assets & liabilities........................   (71,383)
                                                                --------
            Total net assets..................................  $344,181
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 98.46% of total net assets at March 31, 2006.

  I The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at March 31, 2006, was $313,746, which represents 91.16% of total net assets.

  O At March 31, 2006, the cost of securities for federal income tax purposes was $374,721 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $47,091
      Unrealized depreciation.........................   (6,248)
                                                        -------
      Net unrealized appreciation.....................  $40,843
                                                        =======

 HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

  B  Currently non-income producing.

 H   Security is partially on loan at March 31, 2006.

  V The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered if it lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD
      ACQUIRED            SHARES/PAR       SECURITY      COST BASIS
      --------            ----------       --------      ----------
      03/2004 - 05/2004     3,088      Far East
                                       Pharmaceutical
                                       Technology Co.,
                                       Ltd.                  $--

     The aggregate value of these securities at March 31, 2006 was $--, which represents 0.00% of total net assets.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT MARCH 31, 2006

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
Australian Dollar                                 Buy             $1,813          $1,787          04/03/06             $  26
Danish Krone                                     Sell               593              589          04/03/06                (4)
Euro                                             Sell               741              736          04/03/06                (5)
Euro                                              Buy               347              348          04/03/06                (1)
Euro                                             Sell             4,690            4,703          04/04/06                13
Euro                                              Buy               880              881          04/05/06                (1)
British Pound                                    Sell               824              824          04/03/06                --
British Pound                                    Sell             3,136            3,149          04/04/06                13
British Pound                                     Buy               346              346          04/05/06                --
British Pound                                    Sell             6,171            6,468          06/12/06               297
British Pound                                     Buy             6,171            6,271          06/12/06              (100)
Japanese Yen                                      Buy               471              470          04/03/06                 1
Japanese Yen                                     Sell               962              966          04/04/06                 4
Japanese Yen                                      Buy                71               71          04/05/06                --
New Zealand Dollar                               Sell             6,171            7,007          10/31/06               836
New Zealand Dollar                                Buy             6,171            6,709          10/31/06              (538)
Singapore Dollar                                  Buy                11               11          04/03/06                --
Thailand Baht                                     Buy                12               12          04/03/06                --
South Africa Rand                                 Buy                10               10          04/04/06                --
                                                                                                                       -----
                                                                                                                       $ 541
                                                                                                                       =====

 HARTFORD INTERNATIONAL STOCK HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 COMMON STOCK -- 98.5%
            AUSTRALIA -- 0.7%
    142     Bluescope Stell Ltd. IH...........................  $    730
                                                                --------
            BELGIUM -- 1.5%
     33     InBev N.V. I......................................     1,537
                                                                --------
            FRANCE -- 16.1%
     33     Axa S.A. IH.......................................     1,147
     23     BNP Paribas IH....................................     2,152
     81     France Telecom S.A. IH............................     1,807
     15     Lafarge S.A. IH...................................     1,664
     17     Lagardere S.C.A. IH...............................     1,355
     16     Sanofi-Aventis S.A. I.............................     1,504
     12     Schneider Electric S.A. IH........................     1,323
     13     Total S.A. IH.....................................     3,421
     53     Vivendi Universal S.A. IH.........................     1,815
                                                                --------
                                                                  16,188
                                                                --------
            GERMANY -- 7.8%
      6     Allianz AG I......................................     1,000
     20     Bayerische Motoren Werke (BMW) AG I...............     1,073
      9     Deutsche Bank AG IH...............................     1,060
      7     Fresenius Medical Care AG & Co. I.................       811
     28     Siemens AG I......................................     2,575
     17     Volkswagen AG IH..................................     1,316
                                                                --------
                                                                   7,835
                                                                --------
            IRELAND -- 2.7%
     84     Bank of Ireland I.................................     1,554
     33     CRH plc I.........................................     1,168
                                                                --------
                                                                   2,722
                                                                --------
            ITALY -- 9.2%
     26     Assicurazioni Generali I..........................       991
     49     Banco Popolare di Verona e Novara S.c.r.l. IH.....     1,294
    179     Enel S.p.A. I.....................................     1,515
     68     Ente Nazionale Idrocarburi S.p.A. IH..............     1,940
     85     Mediaset S.p.A. IH................................       996
    332     Telecom Italia S.p.A. IH..........................       966
    219     UniCredito Italiano S.p.A. I......................     1,580
                                                                --------
                                                                   9,282
                                                                --------
            JAPAN -- 23.6%
     --     East Japan Railway Co. I..........................     1,570
     35     Hoya Corp. I......................................     1,426
     --     Mitsubishi UFJ Financial Group, Inc. I............     3,650
     16     Murata Manufacturing Co., Ltd. I..................     1,062
     15     NIDEC Corp. IH....................................     1,227
    182     Nissan Motor Co. Ltd. IH..........................     2,156
     94     Nomura Holdings, Inc. IH..........................     2,089
     33     Sony Corp. IH.....................................     1,520
    120     Sumitomo Trust & Banking Co., Ltd. IH.............     1,388
     37     Takeda Pharmaceutical Co., Ltd. IH................     2,076
      4     THK Co. Ltd. I....................................       113
    303     Tokyo Gas Co., Ltd. IH............................     1,324
     24     Toyota Motor Corp. IH.............................     1,312
     84     Yamato Holdings Co., Ltd. IH......................     1,721
     64     Yokogawa Electric Corp. IH........................     1,132
                                                                --------
                                                                  23,766
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            NETHERLANDS -- 3.3%
     37     Royal Dutch Shell plc Class A I...................  $  1,160
     63     TNT N.V. I........................................     2,190
                                                                --------
                                                                   3,350
                                                                --------
            NORWAY -- 2.8%
    127     DNB Nor ASA IH....................................     1,701
     38     Statoil ASA IH....................................     1,097
                                                                --------
                                                                   2,798
                                                                --------
            SINGAPORE -- 1.2%
    298     Oversea-Chinese Banking Corp., Ltd. IH............     1,236
                                                                --------
            SPAIN -- 1.1%
     53     Banco Bilbao Vizcaya Argentaria S.A. I............     1,102
                                                                --------
            SWEDEN -- 1.1%
    289     Telefonaktiebolaget LM Ericsson IH................     1,092
                                                                --------
            SWITZERLAND -- 11.4%
     26     Compagnie Financiere Richemont AG IH..............     1,230
     43     Credit Suisse Group I.............................     2,388
     13     Julius Baer Holding Ltd. IH.......................     1,138
      6     Nestle S.A. I.....................................     1,859
     59     Novartis AG I.....................................     3,252
      7     Zurich Financial Services AG I....................     1,662
                                                                --------
                                                                  11,529
                                                                --------
            UNITED KINGDOM -- 16.0%
    126     BAE Systems plc I.................................       922
    178     Barclays plc I....................................     2,080
     89     BP plc I..........................................     1,019
    145     Diageo plc I......................................     2,285
     42     Imperial Tobacco Group plc I......................     1,246
    195     Marks & Spencer Group plc I.......................     1,885
    128     National Grid plc I...............................     1,267
     29     Reckitt Benckiser plc I...........................     1,028
     61     Royal Bank of Scotland Group plc I................     1,980
    251     Tesco plc I.......................................     1,435
    449     Vodafone Group plc I..............................       937
                                                                --------
                                                                  16,084
                                                                --------
            Total common stock
              (cost $77,734)..................................  $ 99,251
                                                                --------
SHORT-TERM INVESTMENTS -- 21.1%
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 20.3%
 20,371     Navigator Prime Portfolio.........................  $ 20,371
                                                                --------
            FINANCE -- 0.8%
    850     State Street Bank Money Market Variable
              Rate, Current Rate -- 3.52% K...................       850
                                                                --------
            Total short-term investments
              (cost $21,221)..................................  $ 21,221
                                                                --------
            Total investments in securities
              (cost $98,955) O................................  $120,472
            Other assets & liabilities........................   (19,728)
                                                                --------
            Total net assets..................................  $100,744
                                                                ========

 HARTFORD INTERNATIONAL STOCK HLS FUND

 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 98.52% of total net assets at March 31, 2006.

  I The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at March 31, 2006, was $99,251, which represents 98.52% of total net assets.

  O At March 31, 2006, the cost of securities for federal income tax purposes was $98,963 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $22,318
      Unrealized depreciation.........................     (809)
                                                        -------
      Net unrealized appreciation.....................  $21,509
                                                        =======

 H   Security is partially on loan at March 31, 2006.

  K Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2006.

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 HARTFORD LARGECAP GROWTH HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
  COMMON STOCK -- 99.4%
            CONSUMER CYCLICAL -- 5.9%
    22      CDW Corp. ........................................  $ 1,280
    18      Cheesecake Factory, Inc. B........................      668
    21      Kohl's Corp. B....................................    1,124
    16      Wal-Mart Stores, Inc. ............................      766
                                                                -------
                                                                  3,838
                                                                -------
            CONSUMER STAPLES -- 2.8%
    31      PepsiCo, Inc. ....................................    1,817
                                                                -------
            ENERGY -- 13.8%
    11      Apache Corp. .....................................      730
    32      BJ Services Co. ..................................    1,121
    15      BP plc ADR........................................    1,014
    16      Chevron Corp. ....................................      910
    24      Exxon Mobil Corp. ................................    1,442
    10      Halliburton Co. ..................................      759
    14      Noble Corp. ......................................    1,099
    43      XTO Energy, Inc. .................................    1,861
                                                                -------
                                                                  8,936
                                                                -------
            FINANCE -- 13.7%
    18      Aetna, Inc. ......................................      867
    16      Aflac, Inc. ......................................      722
    36      American International Group, Inc. ...............    2,366
    14      Bank of America Corp. ............................      632
    27      Citigroup, Inc. ..................................    1,276
    35      Countrywide Financial Corp. ......................    1,299
    18      Federal National Mortgage Association.............      902
     5      Goldman Sachs Group, Inc. ........................      777
                                                                -------
                                                                  8,841
                                                                -------
            HEALTH CARE -- 21.6%
    29      Baxter International, Inc. .......................    1,125
    38      Boston Scientific Corp. B.........................      885
    14      Genzyme Corp. B...................................      921
    10      Invitrogen Corp. B................................      719
    32      Johnson & Johnson.................................    1,895
    14      Laboratory Corp. of America Holdings B............      813
    12      Lilly (Eli) & Co. ................................      669
    17      Medtronic, Inc. ..................................      848
    32      Novartis AG ADR...................................    1,752
    87      Schering-Plough Corp. ............................    1,650
    27      Teva Pharmaceutical Industries Ltd. ADR...........    1,112
    37      Walgreen Co. .....................................    1,576
                                                                -------
                                                                 13,965
                                                                -------
            SERVICES -- 9.3%
    13      Automatic Data Processing, Inc. ..................      605
    23      Comcast Corp. Class A B...........................      590
     8      FedEx Corp. ......................................      949
    31      H & R Block, Inc. ................................      671
    37      IMS Health, Inc. .................................      941
    11      Omnicom Group, Inc. ..............................      907
    47      Time Warner, Inc. ................................      796
    14      Viacom, Inc. Class B B............................      544
                                                                -------
                                                                  6,003
                                                                -------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
            TECHNOLOGY -- 28.2%
    33      Adobe Systems, Inc. ..............................  $ 1,138
    11      Affiliated Computer Services, Inc. Class A B......      626
    64      Citrix Systems, Inc. B............................    2,424
    18      Cognos, Inc. B....................................      685
    13      Electronic Arts, Inc. B...........................      689
    86      General Electric Co. .............................    2,981
    76      Intel Corp. ......................................    1,473
    11      International Business Machines Corp. ............      907
    40      Linear Technology Corp. ..........................    1,407
   107      Microsoft Corp. ..................................    2,920
    65      Motorola, Inc. ...................................    1,486
    63      Symantec Corp. B..................................    1,064
     8      Zebra Technologies Corp. Class A B................      360
                                                                -------
                                                                 18,160
                                                                -------
            TRANSPORTATION -- 1.0%
    14      Carnival Corp. ...................................      639
                                                                -------
            UTILITIES -- 3.1%
    11      Kinder Morgan, Inc. ..............................      998
    14      Questar Corp. ....................................    1,002
                                                                -------
                                                                  2,000
                                                                -------
            Total common stock
              (cost $58,082)..................................  $64,199
                                                                -------

PRINCIPAL
 AMOUNT
---------
  SHORT-TERM INVESTMENTS -- 0.6%
            FINANCE -- 0.6%
  $375      State Street Bank Money Market Variable Rate Time
              Deposit, Current Rate -- 3.52% K................  $   375
                                                                -------
            Total short-term investments
              (cost $375).....................................  $   375
                                                                -------
            Total investments in securities
              (cost $58,457) O................................  $64,574
            Other assets & liabilities........................       24
                                                                -------
            Total net assets..................................  $64,598
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 7.06% of total net assets at March 31, 2006.

  O At March 31, 2006, the cost of securities for federal income tax purposes was $58,830 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $ 7,786
      Unrealized depreciation.........................   (2,042)
                                                        -------
      Net unrealized appreciation.....................  $ 5,744
                                                        =======

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

  B  Currently non-income producing.

  K Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2006.

 HARTFORD MIDCAP HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
 COMMON STOCK -- 96.7%
            BASIC MATERIALS -- 6.8%
     436    Alliant Techsystems, Inc. BH......................  $   33,654
   1,003    Cameco Corp. H....................................      36,108
     362    Inco Ltd. BH......................................      18,060
     601    Peabody Energy Corp. .............................      30,317
     404    Phelps Dodge Corp. ...............................      32,518
   2,405    Rinker Group Ltd. I...............................      33,898
     461    Rohm & Haas Co. ..................................      22,527
                                                                ----------
                                                                   207,082
                                                                ----------
            CAPITAL GOODS -- 1.2%
     834    American Standard Cos., Inc. .....................      35,741
                                                                ----------
            CONSUMER CYCLICAL -- 17.5%
     455    Abercrombie & Fitch Co. Class A...................      26,503
     400    Aeropostale, Inc. B...............................      12,064
     488    BorgWarner, Inc. .................................      29,324
     100    Chico's FAS, Inc. B...............................       4,064
     584    Coach, Inc. B.....................................      20,195
     366    Copart, Inc. B....................................      10,033
     810    D.R. Horton, Inc. ................................      26,909
     616    Fastenal Co. .....................................      29,147
     600    Foster Wheeler Ltd. B.............................      28,377
   1,558    Geox S.p.A. I.....................................      20,755
     403    Gildan Activewear, Inc. B.........................      19,132
     314    Lennar Corp. H....................................      18,970
     624    Michaels Stores, Inc. ............................      23,431
     269    Mohawk Industries, Inc. BH........................      21,689
   1,024    Newell Rubbermaid, Inc. ..........................      25,790
     627    Oshkosh Truck Corp. ..............................      38,993
     372    PACCAR, Inc. .....................................      26,222
     398    Pacific Sunwear of California, Inc. BH............       8,815
     871    PetsMart, Inc. ...................................      24,521
     461    Scotts Miracle-Gro Co. Class A....................      21,091
   1,184    Supervalu, Inc. H.................................      36,475
     435    Tiffany & Co. ....................................      16,330
     301    Walter Industries H...............................      20,053
     554    Williams-Sonoma, Inc. BH..........................      23,494
                                                                ----------
                                                                   532,377
                                                                ----------
            ENERGY -- 6.8%
   1,101    Chesapeake Energy Corp. H.........................      34,595
     315    CNX Gas Corp. B M.................................       8,188
     380    EOG Resources, Inc. ..............................      27,355
     776    GlobalSantaFe Corp. ..............................      47,166
     449    Noble Corp. H.....................................      36,438
     612    Southwestern Energy Co. B.........................      19,713
     430    Sunoco, Inc. H....................................      33,363
                                                                ----------
                                                                   206,818
                                                                ----------
            FINANCE -- 15.1%
     368    AMBAC Financial Group, Inc. ......................      29,269
   1,028    AmeriCredit Corp. BH..............................      31,584
     620    Assurant, Inc. ...................................      30,535
     247    Blackrock, Inc. Class A H.........................      34,538
     392    City National Corp. ..............................      30,079
     974    Conseco, Inc. BH..................................      24,167
   1,084    E*Trade Financial Corp. B.........................      29,233
     804    Eaton Vance Corp. ................................      22,005

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            FINANCE -- (CONTINUED)
     179    Everest Re Group Ltd. ............................  $   16,713
     378    General Growth Properties, Inc. ..................      18,478
     276    Golden West Financial Corp. ......................      18,707
   1,526    Host Marriott Corp. H.............................      32,656
     288    Legg Mason, Inc. .................................      36,112
     556    State Street Corp. ...............................      33,581
      11    T. Rowe Price Group, Inc. ........................         821
   1,472    TD Ameritrade Holding Corp. H.....................      30,723
     484    Ventas, Inc. .....................................      16,046
     443    Webster Financial Corp. ..........................      21,458
                                                                ----------
                                                                   456,705
                                                                ----------
            HEALTH CARE -- 10.7%
     695    Amylin Pharmaceuticals, Inc. BH...................      34,030
     748    Boston Scientific Corp. B.........................      17,241
     363    Cephalon, Inc. BH.................................      21,899
     683    Coventry Health Care, Inc. B......................      36,841
     309    Edwards Lifesciences Corp. B......................      13,437
     502    Eisai Co., Ltd. I.................................      21,935
     356    ICOS Corp. BH.....................................       7,852
     924    Lincare Holdings, Inc. B..........................      35,980
   1,092    Manor Care, Inc. .................................      48,408
   2,160    Millennium Pharmaceuticals, Inc. BH...............      21,838
   1,011    Mylan Laboratories, Inc. .........................      23,653
   1,290    Shionogi & Co., Ltd. I............................      21,157
     527    Vertex Pharmaceuticals, Inc. BH...................      19,264
                                                                ----------
                                                                   323,535
                                                                ----------
            SERVICES -- 17.3%
     508    Alliance Data Systems Corp. B.....................      23,778
   1,790    BISYS Group, Inc. B...............................      24,131
     764    C.H. Robinson Worldwide, Inc. ....................      37,524
     614    Cadence Design Systems, Inc. B....................      11,347
     550    Cognizant Technology Solutions Corp. B............      32,737
     869    EchoStar Communications Corp. Class A B...........      25,948
     861    Education Management Corp. B......................      35,818
   1,179    Equifax, Inc. ....................................      43,910
     253    Fluor Corp. H.....................................      21,707
     432    Harrah's Entertainment, Inc. H....................      33,648
     511    Manpower, Inc. ...................................      29,225
     296    Monster Worldwide, Inc. B.........................      14,774
     728    Pixar Animation Studios BH........................      46,681
     683    Robert Half International, Inc. ..................      26,351
     414    Scripps (E.W.) Co. Class A........................      18,520
   6,027    Sirius Satellite Radio, Inc. BH...................      30,618
     472    Starwood Hotels & Resorts Worldwide, Inc. ........      31,962
   1,047    Univision Communications, Inc. Class A BH.........      36,104
                                                                ----------
                                                                   524,783
                                                                ----------
            TECHNOLOGY -- 18.1%
   1,695    Activision, Inc. B................................      23,378
   2,160    Altera Corp. B....................................      44,578
   1,395    American Tower Corp. Class A BH...................      42,297
   1,006    Applera Corp. -- Applied Biosystems Group.........      27,292
     964    Cognos, Inc. BH...................................      37,492
     658    DaVita, Inc. B....................................      39,642
     393    Fidelity National Information.....................      15,932
   1,164    Jabil Circuit, Inc. B.............................      49,902
     519    Linear Technology Corp. ..........................      18,193

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
     505    Mercury Interactive Corp. B.......................  $   17,544
   1,096    Network Appliance, Inc. BH........................      39,471
     589    NVIDIA Corp. B....................................      33,726
     963    Red Hat, Inc. BH..................................      26,936
     948    Rockwell Collins, Inc. ...........................      53,409
     613    Roper Industries, Inc. ...........................      29,810
     468    SanDisk Corp. BH..................................      26,902
     536    Zebra Technologies Corp. Class A B................      23,961
                                                                ----------
                                                                   550,465
                                                                ----------
            TRANSPORTATION -- 2.3%
     690    AMR Corp. BH......................................      18,670
     304    Expeditors International of Washington, Inc. H....      26,245
     785    UTI Worldwide, Inc. ..............................      24,809
                                                                ----------
                                                                    69,724
                                                                ----------
            UTILITIES -- 0.9%
   1,160    Northeast Utilities...............................      22,657
      94    Suntech Power Holdings ADR B......................       3,488
                                                                ----------
                                                                    26,145
                                                                ----------
            Total common stock
              (cost $2,359,790)...............................  $2,933,375
                                                                ----------
PREFERRED STOCKS -- 0.7%
            UTILITIES -- 0.7%
     486    NRG Energy, Inc. BH...............................  $   21,954
                                                                ----------
            Total preferred stocks
              (cost $21,629)..................................  $   21,954
                                                                ----------
            Total long term investments
              (cost $2,381,419)...............................  $2,955,329
                                                                ----------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 17.3%
            REPURCHASE AGREEMENTS -- 2.2%
 $16,991    Bank of America Joint Repurchase Agreement,
              4.82%, 04/03/2006 @.............................  $   16,991
     990    Bank of America Securities TriParty Joint
              Repurchase Agreement,
              4.47%, 04/03/2006 @.............................         990
   8,391    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              4.80%, 04/03/2006 @.............................       8,391
   7,761    Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              4.83%, 04/03/2006 @.............................       7,761

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
            REPURCHASE AGREEMENTS -- (CONTINUED)
 $33,143    UBS Securities TriParty Joint Repurchase
              Agreement,
              4.83%, 04/03/2006 @.............................  $   33,143
                                                                ----------
                                                                    67,276
                                                                ----------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 15.1%
 458,022    BNY Institutional Cash Reserve Fund...............  $  458,022
                                                                ----------
            Total short-term investments
              (cost $525,298).................................  $  525,298
                                                                ----------
            Total investments in securities
              (cost $2,906,717) O.............................  $3,480,627
            Other assets & liabilities........................    (446,497)
                                                                ----------
            Total net assets..................................  $3,034,130
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 8.74% of total net assets at March 31, 2006.

  I The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at March 31, 2006, was $97,745, which represents 3.22% of total net assets.

  O At March 31, 2006, the cost of securities for federal income tax purposes was $2,910,485 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $609,223
      Unrealized depreciation........................   (39,081)
                                                       --------
      Net unrealized appreciation....................  $570,142
                                                       ========

  B  Currently non-income producing.

 H   Security is partially on loan at March 31, 2006.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2006, was $8,188, which represents 0.27% of total net assets.

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 HARTFORD MIDCAP HLS FUND

 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT MARCH 31, 2006

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
Japanese Yen                                      Buy              $448            $450           04/03/06              $(2)
Japanese Yen                                      Buy               149             149           04/04/06               --
Japanese Yen                                      Buy               148             148           04/05/06               --
                                                                                                                        ---
                                                                                                                        $(2)
                                                                                                                        ===

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  U.S. Treasury Bond             8.75%             2017
      Bank of America Securities TriParty Joint Repurchase
        Agreement.................................................  FNMA                           5.00%             2035
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FFCB                  3.125% - 3.80%      2006 - 2007
                                                                    FHLB                   2.76% - 5.80%      2006 - 2025
                                                                    FNMA                   2.50% - 3.16%             2006
                                                                    U.S. Treasury Bill             4.50%             2006
                                                                    U.S. Treasury Note             4.50%             2015
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FNMA                           5.00%             2036
      UBS Securities TriParty Joint Repurchase Agreement..........  FHLMC                 4.00% - 13.00%      2006 - 2036
                                                                    FNMA                  4.00% - 11.00%      2006 - 2036

 HARTFORD MID CAP STOCK HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
 COMMON STOCK -- 99.6%
            BASIC MATERIALS -- 6.0%
     18     Airgas, Inc. .....................................  $   687
     25     Cameco Corp. .....................................      896
     23     Church & Dwight Co., Inc. ........................      844
     13     Fortune Brands, Inc. .............................    1,030
                                                                -------
                                                                  3,457
                                                                -------
            CAPITAL GOODS -- 7.2%
     14     Cooper Cameron Corp. B............................      619
     25     Donaldson Co., Inc. ..............................      829
     12     L-3 Communications Holdings, Inc. ................    1,019
     23     Rockwell Automation, Inc. ........................    1,681
                                                                -------
                                                                  4,148
                                                                -------
            CONSUMER CYCLICAL -- 9.1%
     34     Avnet, Inc. B.....................................      856
      9     Carter's, Inc. B..................................      599
     19     CDW Corp. ........................................    1,128
     15     Coach, Inc. B.....................................      514
     15     Fastenal Co. .....................................      730
     59     TJX Cos., Inc. ...................................    1,476
                                                                -------
                                                                  5,303
                                                                -------
            CONSUMER STAPLES -- 1.0%
     12     Alberto-Culver Co. ...............................      551
                                                                -------
            ENERGY -- 7.7%
     33     BJ Services Co. ..................................    1,129
     44     Range Resources Corp. ............................    1,208
     22     Rowan Companies, Inc. ............................      974
     26     XTO Energy, Inc. .................................    1,145
                                                                -------
                                                                  4,456
                                                                -------
            FINANCE -- 8.1%
      5     Affiliated Managers Group, Inc. B.................      544
     20     Commerce Bancorp, Inc. H..........................      736
     29     Fidelity National Financial, Inc. ................    1,032
     77     Hudson City Bancorp, Inc. ........................    1,017
     15     Northern Trust Corp. .............................      801
      7     T. Rowe Price Group, Inc. ........................      569
                                                                -------
                                                                  4,699
                                                                -------
            HEALTH CARE -- 15.5%
     21     Biomet, Inc. .....................................      749
     16     Celgene Corp. B...................................      725
     21     Forest Laboratories, Inc. B.......................      927
     24     Health Management Associates, Inc. Class A........      512
     18     Henry Schein, Inc. B..............................      855
     23     Kinetic Concepts, Inc. B..........................      965
     23     Laboratory Corp. of America Holdings B............    1,363
     16     MedImmune, Inc. B.................................      589
     11     Respironics, Inc. B...............................      427
     59     Valeant Pharmaceuticals International.............      940
     16     Varian Medical Systems, Inc. B....................      924
                                                                -------
                                                                  8,976
                                                                -------
            SERVICES -- 15.4%
     78     Allied Waste Industries, Inc. BH..................      953
     22     Cintas Corp. .....................................      921

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
            SERVICES -- (CONTINUED)
     13     Dun & Bradstreet Corp. B..........................  $ 1,029
     24     Fiserv, Inc. B....................................    1,041
     60     Liberty Global, Inc. B............................    1,227
     33     Paychex, Inc. ....................................    1,377
     37     Penn National Gaming, Inc. B......................    1,570
     24     Univision Communications, Inc. Class A B..........      833
                                                                -------
                                                                  8,951
                                                                -------
            TECHNOLOGY -- 27.9%
     38     Akamai Technologies, Inc. B.......................    1,245
     14     Amphenol Corp. Class A............................      740
     40     Analog Devices, Inc. .............................    1,530
     46     ATI Technologies, Inc. ADR B......................      785
     18     ChoicePoint, Inc. B...............................      822
     14     Fidelity National Information.....................      573
     31     Freescale Semiconductor, Inc. Class A B...........      874
     10     Harman International Industries, Inc. ............    1,164
     32     Jabil Circuit, Inc. B.............................    1,367
     19     MEMC Electronic Materials, Inc. B.................      690
     15     Microchip Technology, Inc. .......................      548
      8     Millipore Corp. B.................................      588
     32     Network Appliance, Inc. B.........................    1,166
     37     Nextel Partners, Inc. Class A B...................    1,051
     16     NII Holdings, Inc. Class B B......................      972
     62     Polycom, Inc. B...................................    1,346
     24     Varian Semiconductor Equipment Associates,
              Inc. B..........................................      681
                                                                -------
                                                                 16,142
                                                                -------
            TRANSPORTATION -- 1.7%
     24     Royal Caribbean Cruises Ltd. .....................      987
                                                                -------
            Total common stock
              (cost $48,864)..................................  $57,670
                                                                -------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 4.3%
            FINANCE -- 0.7%
 $  397     State Street Bank Money Market Variable Rate,
              Current Rate -- 3.52% K.........................  $   397
                                                                -------
SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 3.6%
  2,091     BNY Institutional Cash Reserve Fund...............    2,091
                                                                -------
            Total short-term investments
              (cost $2,488)...................................  $ 2,488
                                                                -------
            Total investments in securities
              (cost $51,352) O................................  $60,158
            Other assets and liabilities......................   (2,270)
                                                                -------
            Total net assets..................................  $57,888
                                                                =======

 HARTFORD MID CAP STOCK HLS FUND

 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 2.90% of total net assets at March 31, 2006.

  O At March 31, 2006, the cost of securities for federal income tax purposes was $51,822 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation..........................  $9,057
      Unrealized depreciation..........................    (721)
                                                         ------
      Net unrealized appreciation......................  $8,336
                                                         ======

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

  B  Currently non-income producing.

 H   Security is partially on loan at March 31, 2006.

  K Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2006.

 HARTFORD MIDCAP VALUE HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
 COMMON STOCK -- 98.7%
            BASIC MATERIALS -- 13.7%
     218    Albemarle Corp. ..................................  $    9,868
     161    Alliant Techsystems, Inc. B.......................      12,394
     124    Arch Coal, Inc. H.................................       9,447
     124    Carlisle Cos., Inc. ..............................      10,135
     262    Chemtura Corp. ...................................       3,089
     350    Cytec Industries, Inc. H..........................      20,979
     303    Engelhard Corp. ..................................      11,998
     428    Huntsman Corp. B..................................       8,258
     325    Inco Ltd. BH......................................      16,219
     163    Michelin (C.G.D.E.) Class B I.....................      10,232
   1,050    Pactiv Corp. B....................................      25,772
     250    Rinker Group Ltd. I...............................       3,521
     285    Smurfit-Stone Container Corp. B...................       3,865
     247    Temple-Inland, Inc. ..............................      10,995
                                                                ----------
                                                                   156,772
                                                                ----------
            CAPITAL GOODS -- 7.9%
     232    American Standard Cos., Inc. .....................       9,961
      80    Black & Decker Corp. .............................       6,960
     613    Goodrich Corp. ...................................      26,724
     258    Kennametal, Inc. .................................      15,799
     238    Parker-Hannifin Corp. ............................      19,145
     160    Terex Corp. B.....................................      12,670
                                                                ----------
                                                                    91,259
                                                                ----------
            CONSUMER CYCLICAL -- 13.1%
     419    American Axle & Manufacturing Holdings, Inc. H....       7,183
     778    Arris Group, Inc. B...............................      10,701
     181    BorgWarner, Inc. .................................      10,849
     389    CBRL Group, Inc. H................................      17,085
     919    Foot Locker, Inc. ................................      21,936
     405    Newell Rubbermaid, Inc. ..........................      10,204
     345    Office Depot, Inc. B..............................      12,863
     515    Ruby Tuesday, Inc. H..............................      16,521
     263    TRW Automotive Holdings Corp. B...................       6,133
     286    United Stationers, Inc. B.........................      15,203
     125    V.F. Corp. .......................................       7,084
     232    Walter Industries H...............................      15,476
                                                                ----------
                                                                   151,238
                                                                ----------
            CONSUMER STAPLES -- 3.4%
     237    Bunge Ltd. H......................................      13,183
     145    Ralcorp Holdings, Inc. BH.........................       5,521
     488    Smithfield Foods, Inc. B..........................      14,312
     434    Tyson Foods, Inc. Class A.........................       5,965
                                                                ----------
                                                                    38,981
                                                                ----------
            ENERGY -- 2.9%
     289    Newfield Exploration Co. B........................      12,126
     312    Noble Energy, Inc. ...............................      13,694
     356    UGI Corp. ........................................       7,509
                                                                ----------
                                                                    33,329
                                                                ----------
            FINANCE -- 17.8%
     163    Affiliated Managers Group, Inc. BH................      17,420
     369    AMBAC Financial Group, Inc. ......................      29,372

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            FINANCE -- (CONTINUED)
   1,000    Apollo Investment Corp. ..........................  $   17,801
      31    CB Richard Ellis Group, Inc. Class A B............       2,477
     419    CIT Group, Inc. ..................................      22,398
      51    City National Corp. ..............................       3,932
     144    Everest Re Group Ltd. ............................      13,408
     683    Grupo Imsa, S.A. de C.V. .........................       2,342
     464    Huntington Bancshares, Inc. ......................      11,199
      48    IndyMac Bancorp, Inc. H...........................       1,973
     494    KKR Financial Corp. H.............................      11,080
     350    Platinum Underwriters Holdings Ltd. H.............      10,188
     201    Radian Group, Inc. ...............................      12,122
     369    Reinsurance Group of America, Inc. H..............      17,441
     120    UnionBanCal Corp. ................................       8,440
     458    UnumProvident Corp. H.............................       9,376
     289    Webster Financial Corp. ..........................      13,981
                                                                ----------
                                                                   204,950
                                                                ----------
            HEALTH CARE -- 7.2%
     204    Barr Pharmaceuticals, Inc. B......................      12,835
     269    Cooper Companies, Inc. H..........................      14,539
     886    Endo Pharmaceuticals Holdings, Inc. B.............      29,083
   1,139    Impax Laboratories, Inc. BH.......................      11,334
     539    Theravance, Inc. BH...............................      15,125
                                                                ----------
                                                                    82,916
                                                                ----------
            SERVICES -- 7.0%
     983    BearingPoint, Inc. BH.............................       8,341
     470    Donnelley (R.R.) & Sons Co. ......................      15,375
     541    IMS Health, Inc. H................................      13,929
     404    R.H. Donnelley Corp. BH...........................      23,509
   1,219    Unisys Corp. B....................................       8,395
     276    URS Corp. B.......................................      11,117
                                                                ----------
                                                                    80,666
                                                                ----------
            TECHNOLOGY -- 19.2%
     355    Acuity Brands, Inc. H.............................      14,184
     824    Arrow Electronics, Inc. B.........................      26,590
   1,247    Cinram International, Inc. .......................      30,850
     360    Citizens Communications Co. H.....................       4,776
   1,115    Fairchild Semiconductor International, Inc. BH....      21,263
   1,074    Flextronics International Ltd. B..................      11,120
     116    Fossil, Inc. BH...................................       2,161
   1,248    GrafTech International Ltd. BH....................       7,612
     259    Lam Research Corp. B..............................      11,133
     287    MEMC Electronic Materials, Inc. B.................      10,589
     305    NCR Corp. B.......................................      12,725
     266    QLogic Corp. B....................................       5,139
     495    Reynolds & Reynolds Co. Class A...................      14,055
     230    Seagate Technology H..............................       6,059
     418    Tektronix, Inc. ..................................      14,934
     592    Varian Semiconductor Equipment Associates,
              Inc. BH.........................................      16,622
     799    Vishay Intertechnology, Inc. BH...................      11,379
                                                                ----------
                                                                   221,191
                                                                ----------

 HARTFORD MIDCAP VALUE HLS FUND

 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TRANSPORTATION -- 2.4%
     128    Continental Airlines, Inc. BH.....................  $    3,435
     237    Trinity Industries, Inc. H........................      12,880
     293    Yellow Roadway Corp. BH...........................      11,132
                                                                ----------
                                                                    27,447
                                                                ----------
            UTILITIES -- 4.1%
     299    Northeast Utilities...............................       5,830
     839    PPL Corp. ........................................      24,675
      31    SBM Offshore N.V. I...............................       3,114
     327    Wisconsin Energy Corp. ...........................      13,077
                                                                ----------
                                                                    46,696
                                                                ----------
            Total common stock
              (cost $932,208).................................  $1,135,445
                                                                ----------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 14.4%
            REPURCHASE AGREEMENTS -- 1.3%
$  3,920    Bank of America Joint Repurchase Agreement,
              4.82%, 04/03/2006 @.............................  $    3,920
     228    Bank of America Securities TriParty Joint
              Repurchase Agreement,
              4.47%, 04/03/2006 @.............................         228
   1,936    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              4.80%, 04/03/2006 @.............................       1,936
   1,791    Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              4.83%, 04/03/2006 @.............................       1,791
   7,647    UBS Securities TriParty Joint Repurchase
              Agreement,
              4.83%, 04/03/2006 @.............................       7,647
                                                                ----------
                                                                    15,522
                                                                ----------
                                                                 MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            SECURITIES PURCHASED WITH PROCEEDS FROM
            SECURITY LENDING -- 13.1%
 150,247    Navigator Prime Portfolio.........................  $  150,247
                                                                ----------
            Total short-term investments
              (cost $165,769).................................  $  165,769
                                                                ----------
            Total investments in securities
              (cost $1,097,977) O.............................  $1,301,214
            Other assets & liabilities........................    (151,107)
                                                                ----------
            Total net assets..................................  $1,150,107
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.76% of total net assets at March 31, 2006.

  I The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at March 31, 2006, was $16,867, which represents 1.47% of total net assets.

  O At March 31, 2006, the cost of securities for federal income tax purposes was $1,098,843 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $231,947
      Unrealized depreciation........................   (29,576)
                                                       --------
      Net unrealized appreciation....................  $202,371
                                                       ========

  B  Currently non-income producing.

 H   Security is partially on loan at March 31, 2006.

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE         COUPON RATE      EXPIRATION DATE
                                                                      -------------         -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  U.S. Treasury Bond              8.75%             2017
      Bank of America Securities TriParty Joint Repurchase
        Agreement.................................................  FNMA                            5.00%             2035
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FFCB                   3.125% - 3.80%      2006 - 2007
                                                                    FHLB                    2.76% - 5.80%      2006 - 2025
                                                                    FNMA                    2.50% - 3.16%             2006
                                                                    U.S. Treasury Bill              4.50%             2006
                                                                    U.S. Treasury Note              4.50%             2015
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FNMA                            5.00%             2036
      UBS Securities TriParty Joint Repurchase Agreement..........  FHLMC                  4.00% - 13.00%      2006 - 2036
                                                                    FNMA                   4.00% - 11.00%      2006 - 2036

 HARTFORD MONEY MARKET HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                                MATURITY      MARKET
 AMOUNT                                                         YIELD      DATE       VALUE U
---------                                                       -----   ----------   ----------
            CONSUMER STAPLES -- 3.0%
 $23,000    Stadshypotek Ab...................................  4.67%   05/08/2006   $   22,891
  23,000    Stadshypotek Ab...................................  4.82%   05/16/2006       22,862
                                                                                     ----------
            Total Consumer Staples............................                       $   45,753
                                                                                     ----------
            FINANCE -- 98.0%
  14,500    Ab Spintab........................................  4.58%   04/03/2006       14,496
   8,350    Ab Spintab........................................  4.59%   04/12/2006        8,338
  23,000    Ab Spintab........................................  4.67%   05/09/2006       22,888
  23,000    Alliance & Leicester Commercial Bank plc..........  4.63%   04/28/2006       22,921
  23,000    Alliance & Leicester Commercial Bank plc..........  4.72%   05/22/2006       22,847
  23,000    American Express Credit Corp. G...................  4.83%   12/15/2006       23,019
  23,190    American Express Credit Corp. G...................  4.92%   05/16/2006       23,196
  23,000    American General Finance Corp. ...................  4.59%   04/10/2006       22,974
  23,000    American General Finance Corp. ...................  4.64%   04/18/2006       22,950
  46,000    American Honda Finance Corp. MG...................  4.92%   08/15/2006       46,035
  23,000    Amsterdam Funding Corp. ..........................  4.62%   04/10/2006       22,973
  20,830    Amsterdam Funding Corp. ..........................  4.63%   04/24/2006       20,769
  23,000    ANZ Delaware......................................  4.60%   04/17/2006       22,953
  23,000    ANZ Delaware......................................  4.89%   06/23/2006       22,743
  21,700    Bank of America Corp. ............................  4.67%   05/01/2006       21,616
  23,000    Bank of America Corp. ............................  4.67%   05/02/2006       22,908
  23,000    Bank One Corp. G..................................  4.86%   08/11/2006       23,013
  23,000    Barton Capital Corp. .............................  4.53%   04/06/2006       22,986
  23,000    Barton Capital Corp. .............................  4.68%   05/03/2006       22,905
  23,000    Bear Stearns & Co., Inc. .........................  4.69%   05/10/2006       22,884
  26,100    Bear Stearns & Co., Inc. G........................  5.18%   06/19/2006       26,115
  21,700    Britannia Building Society........................  4.68%   05/02/2006       21,614
  23,000    Britannia Building Society........................  4.73%   05/15/2006       22,868
  23,000    Cafco LLC M.......................................  4.79%   04/28/2006       22,918
  23,000    Cafco LLC.........................................  4.79%   05/19/2006       22,854
   8,700    Caterpillar Financial Services Corp. G............  4.58%   04/07/2006        8,700
  21,500    Citigroup, Inc. G.................................  4.89%   05/19/2006       21,505
  23,000    Citigroup, Inc. ..................................  5.74%   05/10/2006       23,027
  21,700    Countrywide Financial Corp. ......................  4.76%   04/18/2006       21,651
  21,700    Countrywide Financial Corp. ......................  4.89%   05/26/2006       21,539
  23,000    General Electric Capital Corp. ...................  4.59%   04/11/2006       22,971
  23,000    General Electric Capital Corp. ...................  4.81%   06/08/2006       22,793

PRINCIPAL                                                                MATURITY      MARKET
 AMOUNT                                                         YIELD      DATE       VALUE U
---------                                                       -----   ----------   ----------
            FINANCE -- (CONTINUED)
 $46,000    Goldman Sachs Group, Inc. G.......................  4.67%   08/01/2006   $   46,011
  21,700    HBOS Treasury Services plc........................  4.79%   06/05/2006       21,514
  23,000    HBOS Treasury Services plc........................  4.86%   06/16/2006       22,766
  22,500    HSBC Finance Corp. G..............................  4.65%   03/06/2007       22,500
  23,000    HSBC Finance Corp. ...............................  4.69%   05/08/2006       22,890
  43,000    Lehman Brothers Holdings, Inc. G..................  4.59%   06/02/2006       43,007
  46,000    Merrill Lynch & Co. G.............................  4.66%   10/19/2006       46,021
  23,000    Morgan Stanley Dean Witter, Inc. G................  5.04%   01/19/2007       23,018
  21,700    Morgan Stanley Dean Witter, Inc...................  6.10%   04/15/2006       21,712
  23,000    Nationwide Building Society M.....................  4.54%   04/12/2006       22,968
  21,700    Nordea Bank Ab MG.................................  4.72%   04/09/2011       21,700
  23,000    Nordea NA.........................................  4.38%   04/03/2006       22,995
  23,000    Nordea NA.........................................  4.67%   05/09/2006       22,888
  23,000    Northern Rock plc.................................  4.78%   05/15/2006       22,866
  23,000    Northern Rock plc.................................  4.85%   06/06/2006       22,797
  23,000    Old Line Funding LLC..............................  4.58%   04/06/2006       22,985
  22,910    Old Line Funding LLC..............................  4.59%   04/04/2006       22,901
  23,000    Preferred Funding M...............................  4.78%   05/01/2006       22,909
  23,000    Preferred Funding M...............................  4.83%   05/18/2006       22,856
  23,000    Sheffield Receivables.............................  4.74%   04/20/2006       22,943
  20,930    Sheffield Receivables.............................  4.78%   04/21/2006       20,875
  21,600    Skandinaviska Enskilda Bank NY MG.................  4.68%   02/09/2007       21,600
  33,900    SLM Corp. G.......................................  4.79%   04/25/2006       33,903
  23,000    Toyota Motor Credit Corp. ........................  4.68%   04/27/2006       22,922
  13,520    Triple A-1 Funding................................  4.79%   05/03/2006       13,463
  24,890    UBS Finance Delaware LLC..........................  4.83%   04/03/2006       24,883
  23,000    Washington Mutual Bank NA.........................  4.74%   05/10/2006       23,000
  23,000    Washington Mutual Bank FA G.......................  4.98%   07/26/2006       23,000
  21,600    Westpac Banking Corp. MG..........................  4.72%   02/16/2007       21,600
  23,000    Westpac Banking Corp. M...........................  4.74%   05/22/2006       22,846
  23,000    Yorktown Capital..................................  4.60%   04/07/2006       22,982
  23,000    Yorktown Capital..................................  4.87%   06/19/2006       22,757
                                                                                     ----------
            Total finance.....................................                       $1,508,047
                                                                                     ----------
            Total investments in securities
              (cost $1,553,800) O.............................                       $1,553,800
            Other assets & liabilities........................                          (15,821)
                                                                                     ----------
            Total net assets..................................                       $1,537,979
                                                                                     ==========

 HARTFORD MONEY MARKET HLS FUND

 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  O  Also represents cost for federal tax purposes.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2006, was $225,432, which represents 14.66% of total net assets.

  G Variable rate securities; the yield reported is the rate in effect at March 31, 2006.

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 HARTFORD MORTGAGE SECURITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE
---------                                                       --------
 ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 26.2%
            FINANCE -- 26.2%
 $ 4,482    Ameriquest Mortgage Securities, Inc.,
              5.62%, 10/25/2033 K.............................  $  4,491
   4,045    Ameriquest Mortgage Securities, Inc.,
              5.88%, 09/25/2032 K.............................     4,046
  15,000    Banc of America Commercial Mortgage, Inc.,
              4.76%, 07/10/2045...............................    14,619
  46,311    Banc of America Commercial Mortgage, Inc.,
              4.83%, 07/11/2043 M W...........................     2,445
   7,500    Bank One Issuance Trust,
              4.80%, 02/17/2009 K.............................     7,501
  36,748    Bear Stearns Commercial Mortgage Securities, Inc.,
              4.85%, 08/15/2038 M W...........................     2,609
   6,025    Countrywide Home Loan Mortgage Pass Through Trust,
              5.00%, 01/25/2019...............................     5,845
  53,125    Credit Suisse First Boston Mortgage Securities
              Corp.,
              4.01%, 03/15/2035 M W...........................     2,370
  10,000    Discover Card Master Trust I,
              4.97%, 01/15/2008 K.............................    10,037
      65    DLJ Mortgage Acceptance Corp., Series 1996 -- I,
              Class B1,
              7.25%, 09/25/2011 M.............................        64
      22    DLJ Mortgage Acceptance Corp., Series 1996 -- I,
              Class B2,
              7.25%, 09/25/2011 M.............................        21
   5,000    First Franklin Mortgage Loan Asset Backed
              Certificates,
              6.47%, 07/25/2033 K.............................     5,026
     291    Green Tree Financial Corp.,
              6.27%, 06/01/2030...............................       292
     427    Green Tree Financial Corp.,
              7.30%, 01/15/2026...............................       436
  10,000    Greenwich Capital Commercial Funding Corp.,
              4.53%, 01/05/2036...............................     9,635
   6,000    Greenwich Capital Commercial Mortgage Trust,
              5.12%, 04/10/2037 K.............................     5,935
  47,160    LB-UBS Commercial Mortgage Trust,
              4.25%, 12/15/2036 M W...........................     1,780
   6,876    Lehman Brothers Commercial Mortgage Trust,
              5.13%, 12/16/2014 MK............................     6,877
   5,000    Lehman Brothers Commercial Mortgage Trust,
              5.89%, 12/14/2014 MK............................     5,001
     644    Long Beach Asset Holdings Corp.,
              4.12%, 02/25/2035 M.............................       642
  35,710    Mach One Trust,
              6.09%, 05/28/2040 M W...........................     1,740
   3,000    Master Asset Backed Securities Trust,
              5.57%, 05/25/2033 K.............................     3,011
   2,000    Master Asset Backed Securities Trust,
              6.62%, 05/25/2033 K.............................     2,022
   5,109    MASTR Asset Securitization Trust,
              5.00%, 12/25/2018...............................     4,956
   4,800    MBNA Credit Card Master Note Trust,
              4.89%, 02/16/2010 K.............................     4,809

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE
---------                                                       --------
            FINANCE -- (CONTINUED)
 $ 4,000    Merrill Lynch Mortgage Investors, Inc.,
              5.92%, 05/25/2032 K.............................  $  4,018
   5,000    Merrill Lynch Mortgage Trust,
              5.236%, 11/12/2035..............................     4,888
  10,000    Morgan Stanley Capital I,
              4.74%, 12/15/2041...............................     9,619
   4,628    Morgan Stanley Capital I,
              5.82%, 11/25/2032 K.............................     4,660
     392    Novastar Nim Trust,
              3.97%, 03/25/2035 M.............................       390
   5,915    Providian Gateway Master Trust,
              4.94%, 07/15/2010 MK............................     5,917
   3,782    Residential Asset Mortgage Products, Inc.,
              5.70%, 10/25/2031...............................     3,768
   1,014    Soundview Home Equity Loan Trust, Inc.,
              8.64%, 05/25/2030...............................     1,019
   6,000    Spirit Master Funding LLC,
              5.76%, 03/20/2021 M.............................     5,965
   4,992    Structured Asset Securities Corp.,
              5.82%, 02/25/2033 K.............................     5,067
   3,608    Wachovia Bank Commercial Mortgage Trust,
              5.26%, 06/15/2013 MK............................     3,609
                                                                --------
                                                                 155,130
                                                                --------
            Total asset & commercial mortgage backed
              securities
              (cost $157,044).................................  $155,130
                                                                --------
U.S. GOVERNMENT SECURITIES -- 1.0%
            U.S. TREASURY SECURITIES -- 1.0%
   6,000    5.25% 2028........................................  $  6,161
                                                                --------
            Total U.S. government securities
              (cost $6,433)...................................  $  6,161
                                                                --------
U.S. GOVERNMENT AGENCIES -- 77.0%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 33.2%
              MORTGAGE BACKED SECURITIES:
   1,932    4.50% 2018........................................  $  1,848
   3,331    4.947% 2035.......................................     3,257
  50,334    5.00% 2015 -- 2035................................    48,813
  98,619    5.50% 2021 -- 2034................................    96,805
   1,587    6.00% 2022 -- 2034................................     1,592
   2,627    6.50% 2014 -- 2017................................     2,683
   3,278    7.00% 2026 -- 2032................................     3,379
      48    7.50% 2024 -- 2025................................        50
     144    8.00% 2013 -- 2024................................       152
      85    8.50% 2009 -- 2024................................        88
       7    9.50% 2008........................................         7
     104    10.00% 2020.......................................       114
                                                                --------
                                                                 158,788
                                                                --------
              REMIC - IO & IO - ETTE:
   1,633    5.50% 2015 W......................................        51
                                                                --------
              REMIC -- PAC'S:
  10,000    4.50% 2020........................................     9,280
  29,082    5.00% 2028........................................    28,339
                                                                --------
                                                                  37,619
                                                                --------
                                                                 196,458
                                                                --------

 HARTFORD MORTGAGE SECURITIES HLS FUND

 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE
---------                                                       --------
U.S. GOVERNMENT AGENCIES -- (CONTINUED)
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 33.4%
              MORTGAGE BACKED SECURITIES:
 $ 7,775    4.50% 2034 -- 2035................................  $  7,192
   7,775    4.81% 2035 K......................................     7,671
  80,483    5.00% 2018 -- 2035................................    77,528
  30,345    5.50% 2019 -- 2036................................    29,727
  28,986    6.00% 2023 -- 2035................................    29,033
  29,258    6.50% 2028 -- 2034................................    29,921
   5,743    7.00% 2011 -- 2032................................     5,904
     380    8.00% 2029 -- 2031................................       405
      76    9.00% 2021........................................        82
      39    11.00% 2009.......................................        40
                                                                --------
                                                                 187,503
                                                                --------
              REMIC -- PAC'S:
  11,000    4.50% 2018........................................    10,324
                                                                --------
                                                                 197,827
                                                                --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 10.4%
              MORTGAGE BACKED SECURITIES:
  48,749    6.00% 2033 -- 2035................................    49,202
   7,064    6.50% 2028 -- 2032................................     7,326
   3,428    7.00% 2032........................................     3,575
   1,029    7.50% 2022 -- 2030................................     1,080
     207    8.50% 2017 -- 2030................................       223
     171    9.50% 2009........................................       180
       8    12.50% 2015.......................................         8
                                                                --------
                                                                  61,594
                                                                --------
            Total U.S. government agencies
              (cost $464,424).................................  $455,879
                                                                --------
            Total long-term investments
              (cost $627,901).................................  $617,170
                                                                --------
SHORT-TERM INVESTMENTS -- 2.3%
            REPURCHASE AGREEMENTS -- 2.3%
   4,718    BNP Paribas Repurchase Agreement,
              4.48%, 04/03/2006 @.............................  $  4,718
   4,289    RBS Greenwich Repurchase Agreement,
              4.45%, 04/03/2006 @.............................     4,289
   4,657    UBS Warburg Securities, Inc. Repurchase Agreement,
              4.52%, 04/03/2006 @.............................     4,657
                                                                --------
                                                                  13,664
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE
---------                                                       --------
            U.S. TREASURY BILLS -- 0.0%
 $   100    US Treasury Bill,
              4.53%, 06/15/2006 Z [ ].........................  $     99
                                                                --------
            Total short-term investments
              (cost $13,763)..................................  $ 13,763
                                                                --------
            Total investments in securities
              (cost $641,664) O...............................  $630,933
            Other assets & liabilities........................   (38,540)
                                                                --------
            Total net assets..................................  $592,393
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  O At March 31, 2006, the cost of securities for federal income tax purposes was $641,994 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $    543
      Unrealized depreciation........................   (11,604)
                                                       --------
      Net unrealized depreciation....................  $(11,061)
                                                       ========

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2006, was $39,430, which represents 6.66% of total net assets.

  K Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2006.

 Z   The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  W The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at March 31, 2006.

  [ ]Security pledged as initial margin deposit for open futures contracts at March 31, 2006.

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

--------------------------------------------------------------------------------

                FUTURES CONTRACTS OUTSTANDING AT MARCH 31, 2006

                                                                                                                     UNREALIZED
                                                             NUMBER OF                                              APPRECIATION
DESCRIPTION                                                  CONTRACTS         POSITION         EXPIRATION         (DEPRECIATION)
-----------                                                  ---------         --------         ----------         --------------
10 Year U.S. Treasury Note futures contracts                    90               Long           June 2006               $(72)
                                                                                                                        ====

     These contracts had a market value of $9,575 as of March 31, 2006.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE       COUPON RATE    EXPIRATION DATE
                                                                      -------------       -----------    ---------------
      BNP Paribas Repurchase Joint Repurchase Agreement...........  U.S. Treasury Bond      8.125%            2019
      RBS Greenwich Repurchase Agreement..........................  U.S. Treasury Note      4.625%            2008
      UBS Warburg Securities, Inc. Repurchase Agreement...........  U.S. Treasury Bond       7.50%            2016

 HARTFORD SMALL COMPANY HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
 COMMON STOCK -- 98.5%
            BASIC MATERIALS -- 6.0%
     281    Agnico Eagle Mines Ltd. ..........................  $    8,547
     196    Alliant Techsystems, Inc. B.......................      15,121
     122    Arch Coal, Inc. ..................................       9,265
     158    Eagle Materials, Inc. H...........................      10,071
     227    First Quantum Minerals Ltd. ......................       9,328
     135    Martin Marietta Materials, Inc. ..................      14,424
     396    Shaw Group, Inc. B................................      12,048
     156    VistaPrint Ltd. B.................................       4,669
                                                                ----------
                                                                    83,473
                                                                ----------
            CAPITAL GOODS -- 1.0%
     288    Bucyrus International, Inc. ......................      13,890
                                                                ----------
            CONSUMER CYCLICAL -- 11.7%
      74    Aftermarket Technology Corp. B....................       1,664
     444    Bebe Stores, Inc. ................................       8,178
     359    Citi Trends, Inc BH...............................      14,287
   2,328    Corporacion GEO S.A. de C.V. B....................       8,578
     476    DSW, Inc. BH......................................      14,897
     303    GameStop Corp. Class A BH.........................      14,282
     970    Geox S.p.A. IH....................................      12,928
     208    Panera Bread Co. Class A B........................      15,610
     394    Phillips-Van Heusen Corp. ........................      15,051
     210    Stamps.com, Inc. B................................       7,419
     444    Texas Roadhouse, Inc. B...........................       7,580
     433    Too, Inc. B.......................................      14,864
   4,808    Toyo Construction Co., Ltd. BIH...................       8,270
     285    Walter Industries H...............................      18,973
      25    Zumiez, Inc. B....................................       1,497
                                                                ----------
                                                                   164,078
                                                                ----------
            ENERGY -- 4.1%
     237    Cabot Oil & Gas Corp. ............................      11,357
     186    Cheniere Energy, Inc. BH..........................       7,543
     390    Pride International, Inc. B.......................      12,173
     450    Range Resources Corp. ............................      12,300
     458    Stolt Offshore S.A. 144A B MI.....................       7,103
     414    Stolt Offshore S.A. BI............................       6,420
                                                                ----------
                                                                    56,896
                                                                ----------
            FINANCE -- 16.4%
     945    Admiral Group plc I...............................      10,294
     175    Affiliated Managers Group, Inc. BH................      18,626
     364    Arch Capital Group Ltd. B.........................      21,017
     134    CB Richard Ellis Group, Inc. Class A B............      10,800
     459    Doral Financial Corp. H...........................       5,300
     396    Federated Investors, Inc. ........................      15,458
   2,449    Hong Kong Exchanges & Clearing Ltd. I.............      14,752
     362    LaSalle Hotel Properties..........................      14,829
   5,924    Melco International Development Ltd. I............      12,208
     381    Nasdaq Stock Market, Inc. B.......................      15,243
     269    National Financial Partners Corp. ................      15,220
     542    Nuveen Investments, Inc. Class A..................      26,086
      46    Oil Service Holders Trust H.......................       6,750
     160    Patrizia Immobilien AG M..........................       4,520
     237    Pirelli & C. Real Estate S.p.A. IH................      16,089

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            FINANCE -- (CONTINUED)
     270    ProAssurance Corp. B..............................  $   14,059
     261    Signature Bank B..................................       8,501
                                                                ----------
                                                                   229,752
                                                                ----------
            HEALTH CARE -- 13.2%
     458    Alkermes, Inc. B..................................      10,101
     330    Amylin Pharmaceuticals, Inc. BH...................      16,171
     383    Arena Pharmaceuticals, Inc. B.....................       6,932
     413    AtheroGenics, Inc. BH.............................       6,743
     353    Covance, Inc. B...................................      20,719
     827    eResearch Technology, Inc. BH.....................      11,901
     572    Exelixis, Inc. B..................................       6,871
     469    Healthspring, Inc. BH.............................       8,728
     546    Human Genome Sciences, Inc. BH....................       5,932
     209    ICOS Corp. BH.....................................       4,605
      73    Intuitive Surgical, Inc. .........................       8,556
     317    Kyphon, Inc. B....................................      11,790
     334    Medicines Co. B...................................       6,872
     545    Pharmaceutical Product Development, Inc. .........      18,856
      95    Schwarz Pharma AG IH..............................       7,651
     255    Sunrise Assisted Living, Inc. B...................       9,926
     551    Symbion, Inc. B...................................      12,477
     271    Vertex Pharmaceuticals, Inc. BH...................       9,907
                                                                ----------
                                                                   184,738
                                                                ----------
            SERVICES -- 13.1%
     173    Bankrate, Inc. BH.................................       7,541
     146    Central European Media Enterprises Ltd. B.........      10,020
     111    Corporate Executive Board Co. ....................      11,210
     483    Corrections Corp. of America B....................      21,844
     305    DreamWorks Animation SKG, Inc. B..................       8,077
   1,107    Foundry Networks, Inc. B..........................      20,099
     120    Jacobs Engineering Group, Inc. B..................      10,376
     391    Kenexa Corp. B....................................      12,019
     289    Lamar Advertising Co. B...........................      15,182
     666    Live Nation, Inc. B...............................      13,206
     561    MoneyGram International, Inc. ....................      17,236
     674    Pinnacle Entertainment B..........................      18,994
     647    Six Flags, Inc. H.................................       6,590
     190    Washington Group International, Inc. .............      10,919
                                                                ----------
                                                                   183,313
                                                                ----------
            TECHNOLOGY -- 27.4%
     997    Activision, Inc. B................................      13,755
     401    American Reprographics Co. B......................      13,897
     496    American Tower Corp. Class A B....................      15,024
     248    Ansys, Inc. B.....................................      13,407
     254    Cognos, Inc. B....................................       9,877
     222    Cree, Inc. BH.....................................       7,293
     532    Crown Castle International Corp. B................      15,086
   1,223    CSR plc BI........................................      25,399
     650    ECI Telecom Ltd. B................................       7,363
     145    Energy Conversion Devices BH......................       7,145
     475    Equinix, Inc. BH..................................      30,478
     468    Evergreen Solar, Inc. H...........................       7,207
     140    F5 Networks, Inc. B...............................      10,139
     119    Homestore.com, Inc. B.............................         782
     449    Integrated Device Technology, Inc. B..............       6,679
     421    International Rectifier Corp. B...................      17,447

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
     294    Logitech International S.A. BI....................  $   11,761
     566    Netflix, Inc. BH..................................      16,397
      71    Neustar, Inc. B...................................       2,210
     581    O2Micro International ADR B.......................       6,177
   1,568    Opsware, Inc. BH..................................      13,434
     353    Red Hat, Inc. BH..................................       9,877
     535    Redback Networks, Inc. B..........................      11,601
     184    Salesforce.com, Inc. B............................       6,676
     195    SiRF Technology Holdings, Inc. B..................       6,919
     925    Syniverse Holdings, Inc. B........................      14,611
     351    Teledyne Technologies, Inc. B.....................      12,502
     438    THQ, Inc. B.......................................      11,343
   1,148    UbiquiTel, Inc. B.................................      11,595
     922    Verifone Holdings, Inc. B.........................      27,929
     347    Verint Systems, Inc. B............................      12,272
     354    Websense, Inc. B..................................       9,752
                                                                ----------
                                                                   386,034
                                                                ----------
            TRANSPORTATION -- 4.2%
     120    Florida East Coast Industries, Inc. ..............       6,468
     272    Forward Air Corp. ................................      10,148
     495    GOL Linhas Aereas Inteligentes S.A. ADR H.........      13,272
     722    Knight Transportation, Inc. ......................      14,260
     415    UTI Worldwide, Inc. ..............................      13,127
      80    Werner Enterprises, Inc. .........................       1,462
                                                                ----------
                                                                    58,737
                                                                ----------
            UTILITIES -- 1.4%
     105    Q-Cells AG BH.....................................       9,840
     267    Suntech Power Holdings ADR B......................       9,868
                                                                ----------
                                                                    19,708
                                                                ----------
            Total common stock
              (cost $1,065,640)...............................  $1,380,619
                                                                ----------
PREFERRED STOCKS -- 0.6%
            UTILITIES -- 0.6%
     201    NRG Energy, Inc. B................................  $    9,109
                                                                ----------
            Total preferred stocks
              (cost $9,541)...................................  $    9,109
                                                                ----------
            Total long-term investments
              (cost $1,075,181)...............................  $1,389,728
                                                                ----------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 12.7%
            REPURCHASE AGREEMENTS -- 1.4%
$  4,857    Bank of America Securities Joint Repurchase
              Agreement,
              4.82%, 04/03/2006 @.............................  $    4,857
     283    Bank of America Securities TriParty Joint
              Repurchase Agreement,
              4.47%, 04/03/2006 @.............................         283
   2,398    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              4.80%, 04/03/2006 @.............................       2,398

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
            REPURCHASE AGREEMENTS -- (CONTINUED)
$  2,218    Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              4.83%, 04/03/2006 @.............................  $    2,218
   9,473    UBS Securities TriParty Joint Repurchase
              Agreement,
              4.83%, 04/03/2006 @.............................       9,473
                                                                ----------
                                                                    19,229
                                                                ----------

 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 11.3%
 159,297    BNY Institutional Cash Reserve Fund...............     159,297
                                                                ----------
            Total short-term investments
              (cost $178,526).................................  $  178,526
                                                                ----------
            Total investments in securities
              (cost $1,253,707) O.............................  $1,568,254
            Other assets & liabilities........................    (166,770)
                                                                ----------
            Total net assets..................................  $1,401,484
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 17.70% of total net assets at March 31, 2006.

  I The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at March 31, 2006, was $132,875, which represents 9.48% of total net assets.

  O At March 31, 2006, the cost of securities for federal income tax purposes was $1,255,380 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $328,740
      Unrealized depreciation........................   (15,866)
                                                       --------
      Net unrealized appreciation....................  $312,874
                                                       ========

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

  B  Currently non-income producing.

 H   Security is partially on loan at March 31, 2006.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2006, was $11,623, which represents 0.83% of total net assets.

 HARTFORD SMALL COMPANY HLS FUND

 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT MARCH 31, 2006

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
Euro                                             Sell             $  84           $   83          04/03/06              $(1)
Euro                                             Sell               185              186          04/04/06                1
Euro                                              Buy             3,581            3,583          04/04/06               (2)
Euro                                             Sell               123              123          04/05/06               --
British Pound                                     Buy               133              133          04/03/06               --
British Pound                                     Buy               367              368          04/04/06               (1)
British Pound                                     Buy               124              124          04/05/06               --
                                                                                                                        ---
                                                                                                                        $(3)
                                                                                                                        ===

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  U.S. Treasury Bond             8.75%             2017
      Bank of America Securities TriParty Joint Repurchase
        Agreement.................................................  FNMA                           5.00%             2035
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FFCB                  3.125% - 3.80%      2006 - 2007
                                                                    FHLB                   2.76% - 5.80%      2006 - 2025
                                                                    FNMA                   2.50% - 3.16%             2006
                                                                    U.S. Treasury Bill             4.50%             2006
                                                                    U.S. Treasury Note             4.50%             2015
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FNMA                           5.00%             2036
      UBS Securities TriParty Joint Repurchase Agreement..........  FHLMC                 4.00% - 13.00%      2006 - 2036
                                                                    FNMA                  4.00% - 11.00%      2006 - 2036

 HARTFORD SMALLCAP GROWTH HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
 COMMON STOCK -- 97.2%
            BASIC MATERIALS -- 4.2%
      80    Carpenter Technology Corp. .......................  $    7,565
      44    Cascade Corp. ....................................       2,336
      48    Cleveland-Cliffs, Inc. H..........................       4,138
     193    Eagle Materials, Inc. H...........................      12,299
     107    Mueller Industries, Inc. .........................       3,830
      59    NS Group, Inc. B..................................       2,707
     110    Sun Hydraulics Corp. H............................       2,354
     157    Timken Co. .......................................       5,060
     223    UAP Holding Corp. ................................       4,803
                                                                ----------
                                                                    45,092
                                                                ----------
            CAPITAL GOODS -- 3.9%
      95    Albany International Corp. Class A................       3,622
      59    Briggs & Stratton Corp. ..........................       2,097
     242    Graco, Inc. ......................................      10,978
     101    Lennox International, Inc. .......................       3,022
     148    Lone Star Technologies, Inc. B....................       8,184
      78    Nordson Corp. ....................................       3,889
      87    Photronics, Inc. B................................       1,634
      80    Tennant Co. ......................................       4,180
     103    Toro Co. .........................................       4,904
                                                                ----------
                                                                    42,510
                                                                ----------
            CONSUMER CYCLICAL -- 11.3%
      61    American Woodmark Corp. ..........................       2,169
     638    Arris Group, Inc. B...............................       8,773
      90    Be Aerospace, Inc. B..............................       2,256
      65    Beacon Roofing Supply, Inc. B.....................       2,629
     226    Click Commerce, Inc. BH...........................       5,413
     250    DSW, Inc. BH......................................       7,821
     355    Genesco, Inc. B...................................      13,798
      48    Kenneth Cole Productions, Inc. Class A............       1,337
     118    K-Swiss, Inc. ....................................       3,563
      68    Mcgrath Rentcorp..................................       2,053
     118    Meritage Homes Corp. BH...........................       6,458
     244    Noble International Ltd. H........................       4,127
      69    Panera Bread Co. Class A B........................       5,165
     234    Select Comfort Corp. BH...........................       9,259
     355    Skechers U.S.A., Inc. Class A B...................       8,838
     399    Standard-Pacific Corp. H..........................      13,404
      82    Stanley Furniture Co., Inc. ......................       2,396
     412    Stride Rite Corp. ................................       5,967
     169    Synaptics, Inc. B.................................       3,708
     490    Talbots, Inc. ....................................      13,172
                                                                ----------
                                                                   122,306
                                                                ----------
            ENERGY -- 6.6%
     132    Cabot Oil & Gas Corp. ............................       6,315
     125    Encore Acquisition Co. B..........................       3,866
     200    Energy Partners Ltd. B............................       4,707
     307    Frontier Oil Corp. ...............................      18,220
     163    Giant Industries, Inc. B..........................      11,314
     603    Grey Wolf, Inc. BH................................       4,486
      44    Houston Exploration Co. B.........................       2,324
     527    Meridian Resource Corp. B.........................       2,133
     518    PetroQuest Energy, Inc. B.........................       5,229
     885    Seitel, Inc. BH...................................       2,832

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            ENERGY -- (CONTINUED)
      99    St. Mary Land & Exploration Co. ..................  $    4,038
      94    Swift Energy Co. B................................       3,517
      63    W&T Offshore, Inc. H..............................       2,519
                                                                ----------
                                                                    71,500
                                                                ----------
            FINANCE -- 12.3%
      69    Aaron Rents, Inc. ................................       1,872
     176    Advanta Corp. Class B.............................       6,471
      40    Affiliated Managers Group, Inc. BH................       4,286
     277    American Capital Strategies Ltd. H................       9,750
      53    American Home Mortgage Investment Corp. H.........       1,645
     277    Apsen Insurance Holdings Ltd. ....................       6,831
     149    Arch Capital Group Ltd. B.........................       8,580
     102    Assured Guaranty Ltd. ............................       2,553
     166    Bristol West Holdings, Inc. ......................       3,196
      59    City Holding Co. .................................       2,163
      72    CompuCredit Corp. BH..............................       2,650
     830    Doral Financial Corp. H...........................       9,588
     104    First Community Bancorp...........................       6,002
     709    Impac Mortgage Holdings, Inc. H...................       6,831
     381    IndyMac Bancorp, Inc. H...........................      15,578
      89    Irwin Financial Corp. H...........................       1,720
     835    Scottish Re Group Ltd. H..........................      20,711
     653    Strategic Hotels & Resorts, Inc. .................      15,197
      39    Taylor Capital Group, Inc. .......................       1,509
     117    Wellcare Health Plans, Inc. B.....................       5,298
                                                                ----------
                                                                   132,431
                                                                ----------
            HEALTH CARE -- 15.5%
     456    Alkermes, Inc. BH.................................      10,044
     192    American Retirement Corp. B.......................       4,916
     376    Amylin Pharmaceuticals, Inc. BH...................      18,425
     572    Applera Corp. -- Celera Genomics Group BH.........       6,689
      90    Apria Healthcare Group, Inc. B....................       2,057
     350    Ciphergen Biosystems, Inc. BH.....................         557
     129    CNS, Inc. ........................................       2,781
     495    CV Therapeutics, Inc. BH..........................      10,925
     157    Diagnostic Products Corp. H.......................       7,483
     813    Encysive Pharmaceuticals, Inc. BH.................       3,974
     868    Exelixis, Inc. B..................................      10,422
     183    Haemonetics Corp. B...............................       9,266
     267    Human Genome Sciences, Inc. BH....................       2,900
     301    Incyte Corp. B....................................       1,813
     175    Kosan Biosciences, Inc. B.........................       1,031
      27    Longs Drug Stores Corp. ..........................       1,268
       6    Magellan Health Services, Inc. B..................         223
     781    NPS Pharmaceuticals, Inc. B.......................       6,669
     330    Nu Skin Enterprises, Inc. Class A.................       5,788
     367    Onyx Pharmaceuticals, Inc. BH.....................       9,640
     110    OSI Pharmaceuticals, Inc. BH......................       3,515
     269    Panacos Pharmaceuticals, Inc. B...................       2,033
     211    Quidel Corp. BH...................................       2,719
     693    Regeneron Pharmaceuticals, Inc. B.................      11,532
     314    Rigel Pharmaceuticals, Inc. B.....................       3,607
     212    Salix Pharmaceuticals Ltd. B......................       3,503
     276    Sierra Health Services, Inc. BH...................      11,213

 HARTFORD SMALLCAP GROWTH HLS FUND

 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            HEALTH CARE -- (CONTINUED)
     470    STERIS Corp. .....................................  $   11,597
      31    Zoll Medical Corp. B..............................         814
                                                                ----------
                                                                   167,404
                                                                ----------
            SERVICES -- 14.3%
     261    Advisory Board Co. B..............................      14,567
     100    Advo, Inc. .......................................       3,198
     169    Ameristar Casinos, Inc. H.........................       4,361
     601    BISYS Group, Inc. B...............................       8,095
     169    Bluegreen Corp. B.................................       2,236
     215    Central European Media Enterprises Ltd. B.........      14,737
     204    Cerner Corp. BH...................................       9,685
     527    Cumulus Media, Inc. Class A BH....................       5,934
   1,177    Digital Generation Systems, Inc. B................         824
     288    Digital River, Inc. BH............................      12,555
       7    Eclipsys Corp. B..................................         156
     294    eFunds Corp. B....................................       7,602
     339    Foundry Networks, Inc. B..........................       6,154
     148    Gevity HR, Inc. H.................................       3,613
     243    Imergent, Inc. BH.................................       2,677
     227    ITT Educational Services, Inc. B..................      14,527
      43    John H. Harland Co. ..............................       1,702
     353    Journal Register Co. .............................       4,296
     313    Lin TV Corp. B....................................       2,813
     177    Live Nation, Inc. B...............................       3,516
      83    MAXIMUS, Inc. ....................................       2,990
     101    MTS Systems Corp. ................................       4,216
     181    Parametric Technology Corp. B.....................       2,962
     256    Perot Systems Corp. Class A B.....................       3,977
     155    Playboy Enterprises Class B BH....................       2,205
     926    Premiere Global Services, Inc. B..................       7,458
     163    Regent Communications, Inc. B.....................         753
     143    Resources Connection, Inc. B......................       3,565
      86    WorldSpace, Inc. BH...............................         651
      87    Wright Express Corp. B............................       2,440
                                                                ----------
                                                                   154,465
                                                                ----------
            TECHNOLOGY -- 24.8%
     399    @ Road, Inc B.....................................       2,024
     389    Acxiom Corp. .....................................      10,060
      76    ADTRAN, Inc. .....................................       1,977
     190    Ansys, Inc. B.....................................      10,261
     344    Blackbaud, Inc. ..................................       7,285
     167    Cabot Microelectronics Corp. B....................       6,177
      16    Candela Corp. B...................................         339
   1,459    Charter Communications, Inc. Class A BH...........       1,590
      81    Comtech Telecommunications Corp. B................       2,364
     706    CSG Systems International, Inc. BH................      16,431
     299    Diodes, Inc. B....................................      12,400
     499    Dobson Communications Corp. BH....................       4,005
     213    Emulex Corp. B....................................       3,640
     548    FuelCell Energy, Inc. BH..........................       6,288
     128    Gemstar-TV Guide International, Inc. B............         395
     192    General Communication, Inc. Class A B.............       2,320
       7    Golden Telecom, Inc. .............................         213

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            TECHNOLOGY -- (CONTINUED)
     242    Hutchinson Technology, Inc. BH....................  $    7,298
     380    Hyperion Solutions Corp. B........................      12,373
     119    Infospace, Inc. B.................................       3,323
      84    International Rectifier Corp. B...................       3,468
     763    Intervoice, Inc. B................................       6,567
     109    iPass, Inc. B.....................................         871
     102    j2 Global Communications, Inc. BH.................       4,813
     158    Komag, Inc. BH....................................       7,540
     127    LoJack Corp. B....................................       3,041
     274    MEMC Electronic Materials, Inc. B.................      10,101
     919    Micrel, Inc. B....................................      13,626
      49    MicroStrategy, Inc. BH............................       5,191
      70    Multi-Fineline Electronix, Inc. BH................       4,100
     123    Netflix, Inc. BH..................................       3,554
      72    Netlogic Microsystems, Inc. B.....................       2,951
       1    Neustar, Inc. B...................................          37
     112    Novatel, Inc. B...................................       4,137
     184    OmniVision Technologies, Inc. B...................       5,557
      80    Palomar Medical Technologies, Inc. B..............       2,673
       6    Plantronics, Inc. ................................         198
     231    Portalplayer, Inc. BH.............................       5,131
      82    QAD, Inc. ........................................         612
      15    Semtech Corp. B...................................         276
     252    Sigmatel, Inc. BH.................................       2,206
      80    Silicon Image, Inc. B.............................         822
     136    Sybase, Inc. B....................................       2,870
      53    Syniverse Holdings, Inc. B........................         842
     251    Take-Two Interactive Software, Inc. BH............       4,686
      72    Teledyne Technologies, Inc. B.....................       2,574
     644    THQ, Inc. BH......................................      16,663
     145    Transaction Systems Architects, Inc. B............       4,532
     880    Trizetto Group, Inc. BH...........................      15,474
     460    UbiquiTel, Inc. B.................................       4,643
     592    United Online, Inc. ..............................       7,617
     232    Varian Semiconductor Equipment Associates,
              Inc. B..........................................       6,516
      50    WebEx Communications, Inc. B......................       1,695
                                                                ----------
                                                                   266,347
                                                                ----------
            TRANSPORTATION -- 4.1%
     326    Arkansas Best Corp. ..............................      12,765
      50    Continental Airlines, Inc. B......................       1,337
     116    General Maritime Corp. ...........................       3,878
     613    Knight Transportation, Inc. ......................      12,105
      79    Maritrans, Inc. ..................................       1,935
     545    Werner Enterprises, Inc. H........................      10,006
     255    World Air Holdings, Inc. B........................       2,505
                                                                ----------
                                                                    44,531
                                                                ----------
            UTILITIES -- 0.2%
     140    Sierra Pacific Resources B........................       1,935
                                                                ----------
            Total common stock
              (cost $895,060).................................  $1,048,521
                                                                ----------

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
 SHORT-TERM INVESTMENTS -- 25.2%
            REPURCHASE AGREEMENT -- 0.9%
 $ 2,356    Bank of America Securities Joint Repurchase
              Agreement,
              4.82%, 04/03/2006 @.............................  $    2,356
     137    Bank of America Securities TriParty Joint
              Repurchase Agreement,
              4.47%, 04/03/2006 @.............................         137
   1,164    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              4.80%, 04/03/2006 @.............................       1,164
   1,076    Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              4.83%, 04/03/2006 @.............................       1,076
   4,596    UBS Securities TriParty Joint Repurchase
              Agreement,
              4.83%, 04/03/2006 @.............................       4,596
                                                                ----------
                                                                     9,329
                                                                ----------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM
            SECURITY LENDING -- 24.3%
 257,620    BNY Institutional Cash Reserve Fund...............     257,620
      67    Evergreen Institutional Money Market Fund.........          67

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            SECURITIES PURCHASED WITH PROCEEDS FROM
            SECURITY LENDING -- (CONTINUED)
     107    Evergreen Prime Cash Management Money Market
              Fund............................................  $      107
   4,467    Lehman Brothers Repurchase Agreement @@...........       4,467
                                                                ----------
                                                                   262,261
                                                                ----------
            Total short-term investments
              (cost $271,590).................................  $  271,590
                                                                ----------
            Total investments in securities
              (cost $1,166,650) O.............................  $1,320,111
            Other assets and liabilities......................    (241,381)
                                                                ----------
            Total net assets..................................  $1,078,730
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 2.62% of total net assets at March 31, 2006.

  O At March 31, 2006, the cost of securities for federal income tax purposes was $1,169,491 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $197,894
      Unrealized depreciation........................   (47,274)
                                                       --------
      Net unrealized appreciation....................  $150,620
                                                       ========

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

  B  Currently non-income producing.

 H   Security is partially on loan at March 31, 2006.

 @   Repurchase agreements collateralized as follows:

                                                                                                                    EXPIRATION
                                                                          SECURITY TYPE            COUPON RATE         DATE
                                                                          -------------            -----------      ----------
      Bank of America Securities Joint Repurchase Agreement.......  U.S. Treasury Bond                     8.75%           2017
      Bank of America Securities TriParty Joint Repurchase
        Agreement.................................................  FNMA                                   5.00%           2035
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FFCB                          3.125% - 3.80%    2006 - 2007
                                                                    FHLB                           2.76% - 5.80%    2006 - 2025
                                                                    FNMA                           2.50% - 3.16%           2006
                                                                    U.S. Treasury Bill                     4.50%           2006
                                                                    U.S. Treasury Note                     4.50%           2015
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FNMA                                   5.00%           2036
      UBS Securities TriParty Joint Repurchase Agreement..........  FHLMC                         4.00% - 13.00%    2006 - 2036
                                                                    FNMA                          4.00% - 11.00%    2006 - 2036

@@   Repurchase agreements collateralized as follows:

      Lehman Brothers Repurchase Agreement........................  Tennessee Valley Authority            5.375%           2008

 HARTFORD SMALLCAP VALUE HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 COMMON STOCK -- 93.4%
            BASIC MATERIALS -- 7.9%
      1     A. Schulman, Inc. ................................  $     30
      2     Apogee Enterprises................................        29
     27     Balchem Corp. ....................................       623
      5     Barnes Group, Inc. ...............................       195
      5     Buckeye Technologies, Inc. B......................        43
      1     Carpenter Technology Corp. .......................       113
      2     Cascade Corp. ....................................        79
     --     Century Aluminum Co. B............................         4
      2     Circor International, Inc. .......................        44
      4     Commercial Metals Co. ............................       198
      3     Crane Co. ........................................       123
      3     Ferro Corp. ......................................        54
      3     Georgia Gulf Corp. ...............................        68
      3     Grace (W.R.) & Co. B..............................        44
      2     Greif, Inc. ......................................       130
      5     H.B. Fuller Co. ..................................       267
      8     Harsco Corp. .....................................       644
      1     Hercules, Inc. B..................................        13
      3     Innospec, Inc. ...................................        74
      5     Kaydon Corp. .....................................       194
     49     Landec Corp. B....................................       392
     43     Matthews Internationall Corp. Class A.............     1,641
      1     NCI Building Systems, Inc. B......................        36
     17     Neenah Paper, Inc. ...............................       557
      2     Newmarket Corp. ..................................       100
      1     Olin Corp. .......................................        19
     --     Palm Harbor Holmes, Inc. B........................         6
      1     Quanex Corp. .....................................        80
      4     Rock Tenn Co. Class A.............................        65
     27     RPM, Inc. ........................................       477
      2     RTI International Metals, Inc. B..................        88
      3     Sensient Technologies Corp. ......................        52
      6     Shaw Group, Inc. B................................       176
      5     Silgan Holdings, Inc. ............................       181
      1     Steel Dynamics, Inc. .............................        79
      5     Stillwater Mining Co. B...........................        81
      7     Superior Essex, Inc. B............................       183
     --     Texas Industries, Inc. ...........................        24
     24     Tredegar Industries, Inc. ........................       382
      8     UAP Holding Corp. ................................       161
     11     USEC, Inc. .......................................       131
      1     Valmont Industries, Inc. .........................        59
     13     Watts Industries, Inc. Class A....................       469
      1     Westlake Chemical Corp. ..........................        17
                                                                --------
                                                                   8,425
                                                                --------
            CAPITAL GOODS -- 7.4%
      2     Aar Corp. B.......................................        46
     27     AGCO Corp. B......................................       556
      4     Albany International Corp. Class A................       164
     11     Asyst Technologies, Inc. B........................       109
     12     Axcelis Technologies, Inc. B......................        70
     --     Blyth, Inc. ......................................         6
     50     Clarcor, Inc. ....................................     1,773
      4     Cymer, Inc. B.....................................       159
     --     Dril-Quip, Inc. B.................................        21
      6     Flowserve Corp. B.................................       338
     --     Gardner Denver Machinery, Inc. B..................         7

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            CAPITAL GOODS -- (CONTINUED)
     --     Heico Corp. ......................................  $      6
      4     Imation Corp. ....................................       167
      2     Jakks Pacific, Inc. B.............................        59
      3     Kadant, Inc. B....................................        75
      6     Kaman Corp. ......................................       148
      2     Kennametal, Inc. .................................       104
     --     Lawson Products...................................        12
      8     Leapfrog Enterprises, Inc. B......................        89
      1     Lennox International, Inc. .......................        30
     33     Lincoln Electric Holdings, Inc. ..................     1,787
     --     MKS Instruments, Inc. B...........................         7
      4     Modine Manufacturing..............................       127
      4     Moog, Inc. Class A B..............................       149
      1     Nacco Industries, Inc. Class A....................       216
      2     Nordson Corp. ....................................        90
     11     Rc2 Corp. B.......................................       446
      4     Steinway Musical Instruments B....................       119
     --     Tennant Co. ......................................         5
     11     Terex Corp. B.....................................       872
      3     Woodward Governor Co. ............................       103
                                                                --------
                                                                   7,860
                                                                --------
            CONSUMER CYCLICAL -- 9.5%
     10     Adaptec, Inc. B...................................        55
     32     Aftermarket Technology Corp. B....................       714
      9     Agilysys, Inc. ...................................       140
     --     Applied Industrial Technology, Inc. ..............         4
     --     Ariba, Inc. B.....................................         4
     --     Asbury Automotive Group B.........................         8
     11     Big Lots, Inc. B..................................       156
     --     Blair Corp. ......................................         4
      3     Blockbuster, Inc. Class A.........................        13
      9     Bluelinx Holdings, Inc. ..........................       146
      7     BorgWarner, Inc. .................................       390
     --     Brown Shoe Company, Inc. .........................        16
     --     Building Material Holding Corp. ..................         7
      3     Casey's General Stores, Inc. .....................        75
     --     Cash America International, Inc. .................         9
      5     Castle (A.M.) & Co. ..............................       133
      1     Central Garden & Pet Co. B........................        37
     10     Charming Shoppes, Inc. B..........................       143
     32     Cherokee, Inc. ...................................     1,277
      7     Chiquita Brands International.....................       122
      6     Comfort Systems USA, Inc. ........................        77
      1     Commercial Vehicles Group, Inc. B.................        10
      1     Compx International, Inc. ........................        16
      3     CSK Auto Corp. B..................................        35
      3     Domino's Pizza, Inc. .............................        77
      1     Dycom Industries, Inc. B..........................        13
      3     EMCOR Group, Inc. B...............................       144
     10     Federal Signal Corp. .............................       191
     22     Fred's, Inc. .....................................       285
     15     Fresh Del Monte Produce, Inc. ....................       324
      3     Furniture Brands International, Inc. .............        81
     --     Genesco, Inc. B...................................        16
      3     Granite Construction, Inc. .......................       136
      4     Group 1 Automotive................................       190
     34     Huttig Building Products, Inc. B..................       317
      3     Interface, Inc. B.................................        41

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            CONSUMER CYCLICAL -- (CONTINUED)
      2     Jack in the Box, Inc. B...........................  $     70
      2     Kimball International, Inc. ......................        36
      4     Krispy Kreme Doughnuts, Inc. B....................        37
     14     O Charleys, Inc. B................................       258
     --     Owens & Minor, Inc. ..............................         3
      5     Papa John's International, Inc. B.................       167
      4     Pathmark Stores, Inc. B...........................        38
     10     Payless ShoeSource, Inc. B........................       231
     20     Performance Food Group Co. B......................       608
     --     Perini Corp. B....................................         9
      1     Phillips-Van Heusen Corp. ........................        42
     17     Quanta Services, Inc. B...........................       277
      1     Reliance Steel & Aluminum.........................        47
      2     Skechers U.S.A., Inc. Class A B...................        50
     --     Stanley Furniture Co., Inc. ......................         3
      3     Steven Madden Ltd. ...............................       117
      1     Stride Rite Corp. ................................        14
      6     Systemax, Inc. B..................................        43
      1     The Buckle, Inc. .................................        45
      3     Too, Inc. B.......................................        93
     13     Trans World Entertainment Corp. B.................        71
      4     United Stationers, Inc. B.........................       223
     19     Visteon Corp. B...................................        89
     --     Warnaco Group, Inc. B.............................         2
      6     Wolverine World Wide, Inc. .......................       131
     48     World Fuel Services Corp. ........................     1,953
      2     Zale Corp. B......................................        48
                                                                --------
                                                                  10,111
                                                                --------
            CONSUMER STAPLES -- 1.4%
      5     Boston Beer Co., Inc. Class A B...................       122
      1     Corn Products International, Inc. ................        27
     15     Delta and Pine Land Co. ..........................       452
     --     Flowers Foods, Inc................................        12
      2     Hain Celestial Group, Inc. B......................        50
     16     J&J Snack Foods Corp. ............................       534
      2     M & F Worldwide Corp. B...........................        29
     --     Seaboard Corp. ...................................       159
      3     Vector Group Ltd. ................................        48
                                                                --------
                                                                   1,433
                                                                --------
            ENERGY -- 4.1%
      1     Atlas Amer, Inc. B................................        29
      1     Berry Petroleum Co. ..............................        89
      4     Bill Barrett Corp. B..............................       137
      3     Cabot Oil & Gas Corp. ............................       134
      1     Callon Petroleum Corp. B..........................        19
      1     Cimarex Energy Co. ...............................        43
     20     Crosstex Energy, Inc. ............................     1,572
      1     Giant Industries, Inc. B..........................        97
     12     Global Industries B...............................       177
     11     Harvest Natural Resources, Inc. B.................       103
      3     Laclede Group, Inc. ..............................       117
     14     New Jersey Resources Corp. .......................       615
      6     Newpark Resources, Inc. B.........................        46
      1     Nicor, Inc. ......................................        47
      3     Northwest Natural Gas.............................        92
      4     Peoples Energy Corp. .............................       132

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            ENERGY -- (CONTINUED)
     13     Quicksilver Resources, Inc. B.....................  $    503
      1     Remington Oil & Gas Corp. B.......................        22
      2     South Jersey Industrial...........................        52
     --     St. Mary Land & Exploration Co. ..................        16
      1     Swift Energy Co. B................................        30
      3     W&T Offshore, Inc. ...............................       101
      4     WGL Holdings, Inc. ...............................       122
                                                                --------
                                                                   4,295
                                                                --------
            FINANCE -- 27.1%
      2     21St Century Insurance Group......................        25
      1     Accredited Home Lenders B.........................        46
      4     Alfa Corp. .......................................        63
     --     AMCORE Financial, Inc. ...........................        13
     40     American Capital Strategies Ltd. .................     1,389
      3     American Equity Investment Life Holding Co. ......        36
      6     American Home Mortgage Investment Corp. ..........       172
     11     Amerus Group Co. .................................       663
     16     Anthracite Capital, Inc. .........................       172
      1     Anworth Mortgage Asset Corp. .....................         9
      2     Arbor Realty Trust................................        46
      5     Argonaut Group, Inc. B............................       174
      3     Bancfirst Corp. ..................................       109
     10     Bancorpsouth, Inc. ...............................       245
      1     Bank Of Granite Corp. ............................        20
      2     Banner Corp. .....................................        54
     15     Boston Private Financial Holdings, Inc. ..........       500
      9     Boykin Lodging Co. B..............................        98
      6     Brandywine Realty Trust...........................       203
     --     Camden National Corp. ............................        12
      2     Capital Lease Fund................................        26
      4     Capitol Bancorp Ltd. .............................       187
     56     Cathay General Bancorp............................     2,099
      1     Chemical Financial Corp. .........................        16
      3     Chittenden Corp. .................................        87
      3     Citizens Banking Corp. ...........................        72
     --     City Holding Co. .................................         4
      1     Clark, Inc. ......................................         7
      4     Clifton Savings Banc..............................        38
      6     Colonial Properties Trust.........................       276
      2     Columbia Banking Systems, Inc. ...................        50
      2     Community Banks, Inc. ............................        43
      1     Community Trust Bancorp, Inc. ....................        17
      4     CompuCredit Corp. B...............................       144
      1     Corus Bankshares, Inc. ...........................        30
      2     Delphi Financial Group Class A....................        77
      3     Dime Community Bancshares.........................        36
      6     Direct General Co. ...............................        97
     10     Ditech Communications Corp. B.....................       101
     --     Dollar Thrifty Automotive Group, Inc. B...........        18
      5     Doral Financial Corp. ............................        59
     15     East-West Bancorp, Inc. ..........................       586
     32     Entertainment Properties Trust....................     1,339
      5     Equity Inns, Inc. ................................        76
      4     Equity Lifestyle Properties, Inc. ................       179
      5     FBL Financial Group Class A.......................       155
      2     Federal Agricultural Mortgage Corp. ..............        44
     10     Felcor Lodging Trust, Inc. .......................       203
     16     Fieldstone Investment Corp. ......................       194

 HARTFORD SMALLCAP VALUE HLS FUND

 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            FINANCE -- (CONTINUED)
      3     Financial Institutions............................  $     59
      6     First BanCorp Puerto Rico.........................        69
      1     First Citizens Bancshares Class A.................       212
     --     First Commonwealth Financial Corp. ...............         3
      3     First Indiana Corp. ..............................        78
      3     First Industrial Realty Trust, Inc. ..............       111
      3     First Midwest Bancorp.............................       102
      8     First Niagara Financial Group, Inc. ..............       113
      7     First Place Financial / Ohio......................       166
     17     First Republic Bank...............................       632
      5     First Source Corp. ...............................       147
     --     Firstfed Financial Corp. B........................        18
      2     FNB Corp. ........................................        61
      9     Franklin Bank Corp. ..............................       173
      2     GATX Corp. .......................................        83
      8     Government Properties Trust, Inc. ................        76
      6     Gramercy Capital Corp. ...........................       155
     --     Great American Financial Resource, Inc. ..........         8
      3     Harleysville Group, Inc. .........................        86
      1     Heartland Financial...............................        12
      1     Heritage Property Investments.....................        55
     13     Highland Hospital.................................       160
      4     Highwoods Properties, Inc. .......................       121
      3     Horace Mann Educators Corp. ......................        55
      6     Iberiabank Corp. .................................       362
      5     Impac Mortgage Holdings, Inc. ....................        50
      4     Independent Bank Corp. ...........................       117
     14     Infinity Property & Casualty Corp. ...............       597
      4     Innkeepers USA Trust..............................        75
      7     Integra Bank Corp. ...............................       160
      2     ITLA Capital Corp. B..............................        72
      2     Jones Lang Laselle, Inc. .........................       122
      3     Kite Realty Group Trust...........................        46
     10     LaBranche & Co., Inc. B...........................       153
      1     LaSalle Hotel Properties..........................        57
      2     LTC Properties, Inc. .............................        42
      5     MAF Bancorp, Inc. ................................       214
      2     Mainsource Financial Group........................        40
    127     MCG Capital Corp. ................................     1,793
     19     Meristar Hospitality, Corp. B.....................       201
     --     NASB Financial, Inc. .............................         7
      2     Nasdaq Stock Market, Inc. B.......................        88
     31     National Financial Partners Corp. ................     1,724
      2     National Health Investors, Inc. ..................        51
      2     Nationwide Health Properties, Inc. ...............        41
      5     NetBank, Inc. ....................................        33
      2     Novastar Financial, Inc. .........................        54
     13     Oceaneering International, Inc. B.................       739
      1     Oceanfirst Financial Corp. .......................        15
      8     Ohio Casualty Corp. ..............................       254
     10     Old National Bankcorp.............................       212
      2     Omega Financial Corp. ............................        51
     --     Omega Healthcare Investors........................         1
      1     Pacific Capital Bancorp...........................        34
      5     Pan Pacific Retail................................       383
      8     Partners Trust Financial Group, Inc. .............        96
      5     Penn Real Estate Investment Trust.................       220
      3     Pennfed Financial Services, Inc. .................        54

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            FINANCE -- (CONTINUED)
      2     Peoples Bancorp, Inc. ............................  $     60
      1     PFF Bancorp, Inc. ................................        24
     15     Phoenix Cos.......................................       249
      4     Piper Jaffray Co., Inc. B.........................       226
      2     Presidential Life Corp. ..........................        41
     16     Prosperity Bancshares, Inc. ......................       486
      3     Provident Bankshares Corp. .......................        95
      2     Provident Financial Holdings......................        68
      7     Provident Financial Services, Inc. ...............       130
      4     PS Business Parks, Inc. ..........................       207
     10     R&G Financial Corp. Class B.......................       125
     62     Rent-Way, Inc. B..................................       443
      5     Republic Bancorp..................................        59
      4     Safety Insurance Group, Inc. .....................       187
      3     Sandy Spring Bancorp, Inc. .......................       110
      3     Santander Bancorp.................................        86
      1     SCBT Financial Corp. .............................        46
      9     Seabright Insurance Holdings B....................       160
     11     Selective Insurance Group.........................       572
      3     Simmons First National Corp. .....................       101
     11     StanCorp Financial Group, Inc. ...................       601
      2     State Auto Financial Corp. .......................        64
      3     Sterling Bancshares...............................        52
     11     Stewart Information Service.......................       513
      1     Stifel Financial B................................        61
      6     Strategic Hotels & Resorts, Inc. .................       133
     --     Sunstone Hotel Investors, Inc. ...................         3
      3     Susquehanna Bancshares, Inc. .....................        80
      2     SWS Group, Inc. ..................................        50
     37     The Banc Corp. B..................................       436
     --     Tierone Corp. ....................................        14
      4     Trammell Crow Co. B...............................       143
      3     Trustmark.........................................       108
     31     UCBH Holdings, Inc. ..............................       590
      4     United Bancshares.................................       138
     12     United Community Financial........................       148
      1     UTStarcom, Inc. B.................................         8
     --     Virginia Financial Group, Inc. ...................         8
      3     Waddell and Reed Financial, Inc. Class A..........        58
     29     Washington Federal, Inc. .........................       702
      1     Wesbanco, Inc. ...................................        39
     12     Winston Hotels, Inc. .............................       140
     --     WSFS Financial Corp. .............................        19
                                                                --------
                                                                  28,805
                                                                --------
            HEALTH CARE -- 7.3%
     13     Advanced Medical Optics, Inc. B...................       616
     11     Albany Molecular Research, Inc. B.................       107
      3     Alliance Imaging, Inc. B..........................        20
      6     Alpharma, Inc. Class A............................       169
      1     Applera Corp. -- Celera Genomics Group B..........         9
      9     Cooper Companies, Inc. ...........................       497
      6     Cross Country Healthcare, Inc. B..................       114
     36     Diagnostic Products Corp. ........................     1,724
      1     Enzon, Inc. B.....................................         4
      7     Forrester Research, Inc. B........................       161
      1     Kindred Healthcare, Inc. B........................        15
     23     Landauer, Inc. ...................................     1,150
      3     Longs Drug Stores Corp. ..........................       144

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            HEALTH CARE -- (CONTINUED)
      3     Magellan Health Services, Inc. B..................  $    113
      1     Maxygen, Inc. B...................................         6
      1     MedCath Corp. B...................................        17
      3     Odyssey HealthCare, Inc. B........................        53
     28     Option Care, Inc. ................................       399
     11     Par Pharmaceutical Cos., Inc. B...................       313
      1     Perrigo Co. ......................................        16
      6     Regeneron Pharmaceuticals, Inc. B.................        93
     14     Rehabcare Group, Inc. B...........................       256
     10     Sybron Dental Specialties B.......................       412
      1     Tanox, Inc. B.....................................        14
      4     Threshold Pharmaceuticals B.......................        53
      2     Vertex Pharmaceuticals, Inc. B....................        66
      3     Vital Signs, Inc. ................................       165
     --     Xenoport, Inc. B..................................         9
     21     Young Innovations, Inc. ..........................       752
     12     Zoll Medical Corp. B..............................       321
                                                                --------
                                                                   7,788
                                                                --------
            SERVICES -- 11.5%
     98     ABM Industries, Inc. .............................     1,886
     11     Alderwoods Group, Inc. B..........................       199
      1     Ameristar Casinos, Inc. ..........................        15
     18     AMN Healthcare Services, Inc. B...................       337
      2     Black Box Corp. ..................................        77
      5     Brady Corp. Class A...............................       187
     20     Business Objects S.A. ADR B.......................       726
     12     Carmike Cinemas, Inc. ............................       297
      1     Catalina Marketing Corp. .........................        28
     11     Central European Media Enterprises Ltd. B.........       727
     26     Central Parking Corp. ............................       408
      4     CIBER, Inc. B.....................................        27
     12     Citadel Broadcasting Corp. .......................       127
      5     Computer Services, Inc. ..........................       153
      1     Consolidated Graphics, Inc. B.....................        68
     31     Corinthian Colleges, Inc. B.......................       442
      2     Covansys Corp. B..................................        33
      1     Cox Radio, Inc. Class A B.........................        13
      1     Cumulus Media, Inc. Class A B.....................        11
      2     eFunds Corp. B....................................        52
     --     Emmis Communications Corp. Class A B..............         5
      4     Entercom Communications Corp. ....................       114
     --     Fisher Communications B...........................         4
      5     Foundry Networks, Inc. B..........................        89
     51     Gartner, Inc. Class A B...........................       716
      1     Geo Group, Inc. B.................................        23
     11     Gray Television...................................        89
      4     Intergraph Corp. B................................       167
      1     Internet Security Systems, Inc. B.................        12
     71     Inter-Tel, Inc. ..................................     1,522
      4     Journal Register Co. .............................        50
      5     Keane, Inc. B.....................................        83
      5     Lin TV Corp. B....................................        44
      1     Lodgian, Inc. B...................................         8
     21     Manhattan Associates, Inc. B......................       462
     --     MAXIMUS, Inc. ....................................        14
      5     McDATA Corp. Class A B............................        24
     --     Monroe Muffler, Inc. .............................         4

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            SERVICES -- (CONTINUED)
      9     MPS Group, Inc. B.................................  $    135
      1     MTS Systems Corp. ................................        42
      2     NCO Group, Inc. B.................................        45
      5     Perot Systems Corp. Class A B.....................        76
      1     Per-Se Technologies, Inc. B.......................        13
      2     PRA International B...............................        47
      4     PRG-Schultz International, Inc. B.................         3
     28     Radio One, Inc. Class D B.........................       210
      1     RadiSys Corp. B...................................        26
      2     Reader's Digest Association, Inc. ................        31
      1     Regis Corp. ......................................        21
     17     Saga Communications, Inc. Class A B...............       161
     --     Salem Communications Class A B....................         5
      6     Scholastic Corp. B................................       153
      2     Sourcecorp B......................................        58
     16     Spherion Corp. B..................................       171
      6     Standard Register Co. ............................        87
      7     Stewart Enterprises, Inc. ........................        40
      2     Sykes Enterprises, Inc. B.........................        34
      5     TeleTech Holdings, Inc. B.........................        51
      2     Tetra Technologies, Inc. B........................        36
     12     Unifirst Corp. ...................................       382
      1     URS Corp. B.......................................        48
      6     Vail Resorts, Inc. B..............................       214
     17     Veritas DGC, Inc. B...............................       790
      1     Vertrue, Inc. B...................................        21
     --     Volt Information Sciences, Inc. B.................         9
      1     Washington Group International, Inc. .............        29
      3     Wright Express Corp. B............................        81
                                                                --------
                                                                  12,262
                                                                --------
            TECHNOLOGY -- 11.2%
      1     A.O. Smith Corp. .................................        48
      8     Advanced Digital Information Corp. B..............        68
      9     AMETEK, Inc. .....................................       396
     --     AMIS Holdings, Inc. B.............................         3
      4     Anaren Microwave, Inc. B..........................        70
      1     Avocent Corp. B...................................        16
      5     Belden CDT, Inc. .................................       147
     14     Benchmark Electronics, Inc. B.....................       537
      2     Bio-Rad Laboratories, Inc. Class A B..............       118
      5     Borland Software Corp. B..........................        29
     --     Brightpoint, Inc. B...............................         9
     11     Brocade Communications Systems, Inc. B............        73
     28     Bruker BioSciences Corp. B........................       153
     14     C&D Technologies, Inc. ...........................       128
     10     Centennial Cellular Corp. Class A.................        73
      2     Checkpoint Systems, Inc. B........................        46
     19     Cincinnati Bell, Inc. B...........................        87
     --     Cirrus Logic, Inc. B..............................         3
     13     Coherent, Inc. B..................................       453
      8     CommScope, Inc. B.................................       217
      3     CSG Systems International, Inc. B.................        77
      3     CT Communications, Inc. ..........................        38
      2     CTS Corp. ........................................        32
     --     Cubic Corp. ......................................        10
      2     Electro Scientific Industries, Inc. B.............        42
      4     Electronics for Imaging, Inc. B...................       120
      5     Emulex Corp. B....................................        91

 HARTFORD SMALLCAP VALUE HLS FUND

 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
      4     Entravision Communications Corp. Class A B........  $     40
     71     Epiq Systems, Inc. B..............................     1,346
     --     Excel Techonology, Inc. B.........................         9
      8     Extreme Networks, Inc. B..........................        38
      1     FairPoint Communications, Inc. ...................        10
      1     General Cable Corp. B.............................        15
     51     General Communication, Inc. Class A B.............       615
      3     Genesis Microchip, Inc. B.........................        46
      4     Genlyte Group B...................................       238
      2     Golden Telecom, Inc. .............................        57
      7     GrafTech International Ltd. B.....................        40
     18     Herley Industries, Inc. B.........................       382
     14     Hyperion Solutions Corp. B........................       463
      5     Infospace, Inc. B.................................       131
      7     Integrated Device Technology, Inc. B..............       106
      3     Intrado, Inc. B...................................        75
      1     Iowa Telecommunications Services, Inc. ...........        15
      4     iPass, Inc. B.....................................        29
     25     Kopin Corp. B.....................................       126
      1     Lattice Semiconductor Corp. B.....................         8
     20     Lipman B..........................................       541
      1     MasTec, Inc. B....................................        20
     33     Methode Electronics, Inc. ........................       356
      4     Molecular Devices Corp. B.........................       133
      2     MRO Software, Inc. B..............................        37
      3     Newport Corp. B...................................        53
      4     Oplink Communications, Inc. B.....................        71
     11     Palm, Inc. B......................................       259
      5     Pegasystems, Inc. B...............................        42
      4     Polycom, Inc. B...................................        91
     13     Quantum Corp. B...................................        48
      7     Rambus, Inc. B....................................       260
      2     Redback Networks, Inc. B..........................        39
      2     Regal Beloit......................................        76
     35     Reynolds & Reynolds Co. Class A...................       988
     10     RF Micro Devices, Inc. B..........................        82
     --     ROFIN-SINAR Technologies, Inc. B..................        16
     10     Roper Industries, Inc. ...........................       486
      1     SBA Communications Corp. B........................        21
     20     Schwak, Inc. .....................................       531
     24     Skyworks Solutions, Inc. B........................       164
     22     SonicWALL, Inc. B.................................       155
      5     SPSS, Inc. B......................................       142
      1     Standard Microsystems Corp. B.....................        13
     13     Sycamore Networks, Inc. B.........................        59
     10     TALK America Holdings, Inc. B.....................        84
      3     Technitrol, Inc. .................................        79
     10     TriQuint Semiconductor, Inc. B....................        48
      1     Triumph Group, Inc. B.............................        27
      3     TTM Technologies, Inc. B..........................        38
      1     Verifone Holdings, Inc. B.........................        18
                                                                --------
                                                                  11,850
                                                                --------
            TRANSPORTATION -- 5.0%
      3     Alaska Air Group, Inc. B..........................        99
     21     AMR Corp. B.......................................       568

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            TRANSPORTATION -- (CONTINUED)
      2     Arkansas Best Corp. ..............................  $     67
     --     Armor Holdings, Inc. B............................         6
      4     EGL, Inc. B.......................................       189
      1     Forward Air Corp. ................................        34
      1     Genesee & Wyoming, Inc. Class A B.................        37
     --     Kirby Corp. B.....................................         7
     48     Landstar System, Inc. ............................     2,113
     43     Mesa Air Group, Inc. B............................       490
     --     Republic Airways B................................         4
      1     SCS Transportation, Inc. B........................        32
      5     Sirva, Inc. B.....................................        43
      1     SkyWest, Inc. ....................................        23
      9     Thor Industries...................................       454
     11     Tsakos Energy Navigation Ltd. ....................       419
     17     USA Truck, Inc. B.................................       423
      3     Werner Enterprises, Inc. .........................        48
     10     Winnebago Industries, Inc. .......................       303
                                                                --------
                                                                   5,359
                                                                --------
            UTILITIES -- 1.0%
      4     Avista Corp. .....................................        81
      1     Black Hills Corp. ................................        48
      1     CH Energy Group...................................        29
      5     Cleco Corp. ......................................       118
     12     Duquesne Light Holdings, Inc. ....................       201
      2     El Paso Electric Co. B............................        30
      3     Northwestern Corp. ...............................        87
      5     Pico Holdings, Inc. B.............................       158
      9     Sierra Pacific Resources B........................       127
      5     SJW Corp. ........................................       134
      2     Transmontaigne Oil Co. B..........................        23
                                                                --------
                                                                   1,036
                                                                --------
            Total common stock
              (cost $95,409)..................................  $ 99,224
                                                                --------
PREFERRED STOCKS -- 0.1%
            FINANCE -- 0.1%
      4     Marlin Business Services, Inc. B..................  $     77
                                                                --------
            Total preferred stocks
              (cost $75)......................................  $     77
                                                                --------
            Total long-term investments
              (cost $95,484)..................................  $ 99,301
                                                                --------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 6.1%
            CONSUMER STAPLES -- 1.5%
 $1,650     Anheuser Busch Cos.,
              4.72%, 04/03/2006...............................  $  1,649
                                                                --------
            FINANCE -- 4.6%
  1,700     Cargill, Inc.,
              4.81%, 04/03/2006...............................     1,699
    518     Federated Investors Prime Obligations Fund,
              Current Rate -- 4.47% K.........................       518

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            FINANCE -- (CONTINUED)
 $  942     State Street Bank Money Market Variable Rate,
              Current Rate -- 3.52% K.........................  $    942
  1,700     UBS America,
              4.83%, 04/03/2006...............................     1,699
                                                                --------
                                                                   4,858
                                                                --------
            Total short-term investments
              (cost $6,507)...................................  $  6,507
                                                                --------
            Total investments in securities
              (cost $101,991) O...............................  $105,808
            Other assets and liabilities......................       522
                                                                --------
            Total net assets..................................  $106,330
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 1.48% of total net assets at March 31, 2006.

  O At March 31, 2006, the cost of securities for federal income tax purposes was $101,766 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation..........................  $4,903
      Unrealized depreciation..........................    (861)
                                                         ------
      Net unrealized appreciation......................  $4,042
                                                         ======

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

  B  Currently non-income producing.
  K Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2006.

  [ ]Cash in the amount of $19 pledged as initial margin deposit for open futures contracts at March 31, 2006.

                FUTURES CONTRACTS OUTSTANDING AT MARCH 31, 2006

                                                                                                                     UNREALIZED
                                                             NUMBER OF                                              APPRECIATION
DESCRIPTION                                                  CONTRACTS         POSITION         EXPIRATION         (DEPRECIATION)
-----------                                                  ---------         --------         ----------         --------------
Russell Mini Future                                              6               Long           June 2006               $18
                                                                                                                        ===

     These contracts had a market value of $463 as of March 31, 2006.

 HARTFORD STOCK HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
 COMMON STOCK -- 99.7%
            BASIC MATERIALS -- 3.8%
   2,011    Dow Chemical Co. .................................  $   81,647
     865    DuPont (E.I.) de Nemours & Co. ...................      36,499
     833    Mittal Steel Co. H................................      31,461
   1,145    Newmont Mining Corp. .............................      59,388
                                                                ----------
                                                                   208,995
                                                                ----------
            CAPITAL GOODS -- 3.2%
     265    3M Co. ...........................................      20,081
     708    American Standard Cos., Inc. .....................      30,349
     435    Boeing Co. .......................................      33,907
     172    Deere & Co. ......................................      13,620
     740    Goodrich Corp. ...................................      32,284
     514    Ingersoll-Rand Co. Class A........................      21,472
     858    Tyco International Ltd. H.........................      23,074
                                                                ----------
                                                                   174,787
                                                                ----------
            CONSUMER CYCLICAL -- 6.8%
     824    Best Buy Co., Inc. H..............................      46,081
     932    D.R. Horton, Inc. ................................      30,964
   2,867    Dollar General Corp. .............................      50,660
   1,232    Federated Department Stores, Inc. ................      89,929
   3,878    Gap, Inc. H.......................................      72,443
     680    Home Depot, Inc. .................................      28,768
     961    Newell Rubbermaid, Inc. H.........................      24,205
     586    Toyota Motor Corp. I..............................      31,891
                                                                ----------
                                                                   374,941
                                                                ----------
            CONSUMER STAPLES -- 4.5%
     372    Altria Group, Inc. ...............................      26,324
     482    Clorox Co. .......................................      28,848
     868    Coca-Cola Co. H...................................      36,360
     919    PepsiCo, Inc. ....................................      53,115
   1,610    Procter & Gamble Co. .............................      92,785
     883    Tyson Foods, Inc. Class A.........................      12,135
                                                                ----------
                                                                   249,567
                                                                ----------
            ENERGY -- 7.8%
   1,102    ConocoPhillips H..................................      69,566
     807    EnCana Corp. H....................................      37,725
   3,208    Exxon Mobil Corp. ................................     195,227
   3,252    Williams Cos., Inc. ..............................      69,550
   1,312    XTO Energy, Inc. H................................      57,155
                                                                ----------
                                                                   429,223
                                                                ----------
            FINANCE -- 20.8%
   1,967    American International Group, Inc. ...............     129,986
   2,873    Bank of America Corp. H...........................     130,851
   3,424    Citigroup, Inc. ..................................     161,759
   2,283    Countrywide Financial Corp. ......................      83,782
   1,657    E*Trade Financial Corp. B.........................      44,698
   1,316    Federal Home Loan Mortgage Corp. .................      80,252
     290    Goldman Sachs Group, Inc. ........................      45,456
       4    Mitsubishi UFJ Financial Group, Inc. I............      64,906
     761    Muenchener Rueckversicherungs-Gesellschaft AG I...     107,574
   1,058    St. Paul Travelers Cos., Inc. ....................      44,220
     933    State Street Corp. ...............................      56,363
     975    UBS AG............................................     107,233

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            FINANCE -- (CONTINUED)
   5,656    UniCredito Italiano S.p.A. I......................  $   40,795
     661    Wellpoint, Inc. B.................................      51,150
                                                                ----------
                                                                 1,149,025
                                                                ----------
            HEALTH CARE -- 15.1%
   1,932    Abbott Laboratories...............................      82,044
   1,350    Amgen, Inc. B.....................................      98,191
     523    AstraZeneca plc ADR H.............................      26,290
   4,122    Boston Scientific Corp. BH........................      95,021
   1,207    Bristol-Myers Squibb Co. H........................      29,692
   1,050    Cardinal Health, Inc. ............................      78,239
   1,558    Elan Corp. plc ADR BH.............................      22,496
   2,145    Lilly (Eli) & Co. ................................     118,630
   1,699    Medtronic, Inc. ..................................      86,209
   1,495    Sanofi-Aventis S.A. ADR H.........................      70,942
   3,116    Schering-Plough Corp. H...........................      59,163
     821    Shionogi & Co., Ltd. I............................      13,465
   1,162    Wyeth.............................................      56,365
                                                                ----------
                                                                   836,747
                                                                ----------
            SERVICES -- 8.9%
   1,582    Accenture Ltd. Class A............................      47,574
     951    Clear Channel Communications, Inc. ...............      27,600
   1,987    Comcast Corp. Class A BH..........................      51,988
   3,348    News Corp. Class A................................      55,614
  10,430    Sun Microsystems, Inc. B..........................      53,505
     172    United Parcel Service, Inc. Class B...............      13,669
   2,124    Viacom, Inc. Class B B............................      82,396
   2,955    Walt Disney Co. H.................................      82,426
   3,497    XM Satellite Radio Holdings, Inc. Class A BH......      77,869
                                                                ----------
                                                                   492,641
                                                                ----------
            TECHNOLOGY -- 26.1%
   1,073    American Tower Corp. Class A B....................      32,542
   4,647    AT&T, Inc. H......................................     125,650
   4,992    Cisco Systems, Inc. B.............................     108,174
   5,855    EMC Corp. B.......................................      79,801
   5,103    Flextronics International Ltd. B..................      52,817
   6,915    General Electric Co. .............................     240,511
     184    Google, Inc. B....................................      71,760
     398    Guidant Corp. ....................................      31,068
   1,789    Lexmark International, Inc. ADR BH................      81,176
     591    Lockheed Martin Corp. ............................      44,379
     297    Mercury Interactive Corp. B.......................      10,321
   5,856    Microsoft Corp. ..................................     159,331
   3,812    Nokia Oyj ADR H...................................      78,978
   3,224    Oracle Corp. B....................................      44,137
     101    Samsung Electronics Co., Ltd. I...................      65,261
   1,616    Sharp Corp. I.....................................      28,599
     590    Sony Corp. I......................................      27,171
   4,686    Sprint Nextel Corp. ..............................     121,084
   4,248    Taiwan Semiconductor Manufacturing Co., Ltd.
              ADR.............................................      42,731
                                                                ----------
                                                                 1,445,491
                                                                ----------
            TRANSPORTATION -- 0.6%
   1,732    Southwest Airlines Co. ...........................      31,159
                                                                ----------

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            UTILITIES -- 2.1%
     350    Dominion Resources, Inc. .........................  $   24,167
     397    E.On AG I.........................................      43,629
     955    Exelon Corp. .....................................      50,520
                                                                ----------
                                                                   118,316
                                                                ----------
            Total common stock
              (cost $5,136,032)...............................  $5,510,892
                                                                ----------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 8.4%
            REPURCHASE AGREEMENTS -- 0.7%
$    568    Bank of America Securities Joint Repurchase
              Agreement,
              4.82%, 04/03/2006 @.............................  $      568
   9,743    Bank of America Securities TriParty Joint
              Repurchase Agreement,
              4.47%, 04/03/2006 @.............................       9,743
   4,811    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              4.80%, 04/03/2006 @.............................       4,811
   4,450    Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              4.83%, 04/03/2006 @.............................       4,450
  19,004    UBS Securities TriParty Joint Repurchase
              Agreement,
              4.83%, 04/03/2006 @.............................      19,004
                                                                ----------
                                                                    38,576
                                                                ----------
                                                                 MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 7.7%
 424,873    BNY Institutional Cash Reserve Fund...............  $  424,873
                                                                ----------
            Total short-term investments
              (cost $463,449).................................  $  463,449
                                                                ----------
            Total investments in securities
              (cost $5,599,481) O.............................  $5,974,341
            Other assets & liabilities........................    (449,413)
                                                                ----------
            Total net assets..................................  $5,524,928
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 14.66% of total net assets at March 31, 2006.

  I The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at March 31, 2006, was $423,291, which represents 7.66% of total net assets.

  O At March 31, 2006, the cost of securities for federal income tax purposes was $5,640,117 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $407,511
      Unrealized depreciation........................   (73,287)
                                                       --------
      Net unrealized appreciation....................  $334,224
                                                       ========

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

  B  Currently non-income producing.

 H   Security is partially on loan at March 31, 2006.

 HARTFORD STOCK HLS FUND

 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT MARCH 31, 2006

                                                                                                                     UNREALIZED
                                                                MARKET         CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                 TRANSACTION         VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                 -----------         ------         --------          --------          --------------
Euro                                           Sell             $2,202          $2,208            04/03/06              $  6
Euro                                           Sell               587              589            04/04/06                 2
Japanese Yen                                    Buy             7,802            7,835            04/03/06               (33)
Japanese Yen                                    Buy             3,190            3,185            04/03/06                 5
Japanese Yen                                    Buy             8,294            8,330            04/04/06               (36)
Japanese Yen                                    Buy             1,300            1,301            04/05/06                (1)
                                                                                                                        ----
                                                                                                                        $(57)
                                                                                                                        ====

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  U.S. Treasury Bond             8.75%             2017
      Bank of America Securities TriParty Joint Repurchase
        Agreement.................................................  FNMA                           5.00%             2035
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FFCB                  3.125% - 3.80%      2006 - 2007
                                                                    FHLB                   2.76% - 5.80%      2006 - 2025
                                                                    FNMA                   2.50% - 3.16%             2006
                                                                    U.S. Treasury Bill             4.50%             2006
                                                                    U.S. Treasury Note             4.50%             2015
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FNMA                           5.00%             2036
      UBS Securities TriParty Joint Repurchase Agreement..........  FHLMC                 4.00% - 13.00%      2006 - 2036
                                                                    FNMA                  4.00% - 11.00%      2006 - 2036

 HARTFORD TOTAL RETURN BOND HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                     MARKET
   SHARES                                                           VALUE U
------------                                                       ----------
COMMON STOCK -- 0.0%
               TECHNOLOGY -- 0.0%
          --   Ntelos, Inc. Warrants BV..........................  $       --
                                                                   ----------
               Total common stock
                 (cost $1).......................................  $       --
                                                                   ----------
 PRINCIPAL
   AMOUNT
------------
MUNICIPAL BONDS -- 0.2%
               GENERAL OBLIGATIONS -- 0.2%
$      7,325   Oregon School Boards Association,
                 4.76%, Taxable Pension 06/30/2028...............  $    6,572
                                                                   ----------
               HOUSING (HFA'S, ETC.) -- 0.0%
         275   Industry Urban DA,
                 6.10%, 05/01/2024...............................         282
                                                                   ----------
               Total municipal bonds
                 (cost $7,606)...................................  $    6,854
                                                                   ----------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 14.6%
               FINANCE -- 13.9%
       8,000   ACT Depositor Corp,
                 5.50%, 09/22/2041 MK............................  $    7,990
      10,900   ACT Depositor Corp,
                 5.50%, 09/22/2041 MK............................      10,504
       3,730   Americredit Automobile Receivables Trust,
                 4.48%, 11/06/2009...............................       3,677
       8,763   Americredit Automobile Receivables Trust,
                 5.20%, 03/06/2011...............................       8,749
     279,839   Banc of America Commercial Mortgage, Inc.,
                 4.08%, 12/10/2042 W.............................       6,081
       2,695   Banc of America Commercial Mortgage, Inc.,
                 4.43%, 11/10/2039...............................       2,560
      32,877   Banc of America Commercial Mortgage, Inc.,
                 4.52%, 09/11/2036 M W...........................       4,402
       4,200   Bank One Issuance Trust,
                 4.77%, 02/16/2016...............................       3,965
       2,246   Bear Stearns Commercial Mortgage Securities, Inc.,
                 2.96%, 08/13/2039...............................       2,155
      80,982   Bear Stearns Commercial Mortgage Securities, Inc.,
                 4.07%, 07/11/2042 W.............................       2,918
      63,681   Bear Stearns Commercial Mortgage Securities, Inc.,
                 4.12%, 11/11/2041 W.............................       1,935
     145,678   Bear Stearns Commercial Mortgage Securities, Inc.,
                 5.50%, 02/11/2041 M W...........................       3,305
       1,311   California Infrastructure & Economic Development,
                 6.38%, 09/25/2008...............................       1,317

 PRINCIPAL                                                           MARKET
   AMOUNT                                                           VALUE U
------------                                                       ----------
               FINANCE -- (CONTINUED)
$      4,000   California Infrastructure PG&E,
                 6.48%, 12/26/2009...............................  $    4,062
       5,860   Capital One Auto Finance Trust,
                 4.32%, 05/15/2010...............................       5,728
       5,040   Capital One Multi-Asset Execution Trust,
                 3.50%, 02/17/2009...............................       5,036
      18,575   Capital One Multi-Asset Execution Trust,
                 4.40%, 08/15/2011...............................      18,243
       8,240   Chase Credit Card Master Trust,
                 5.50%, 11/17/2008...............................       8,254
      12,560   Citibank Credit Card Issuance Trust,
                 5.00%, 06/10/2015...............................      12,004
       8,050   Citigroup Commercial Mortgage Trust,
                 5.25%, 04/15/2040...............................       7,968
       3,350   Connecticut RRB Special Purpose Trust CL&P,
                 6.21%, 12/30/2011...............................       3,456
       2,468   Conseco Finance Securitizations Corp.,
                 5.79%, 05/01/2033...............................       2,465
       1,753   Countrywide Asset-Backed Certificates,
                 5.46%, 05/25/2035...............................       1,711
       2,995   CS First Boston Mortgage Securities Corp.,
                 2.08%, 05/15/2038...............................       2,875
     252,046   CS First Boston Mortgage Securities Corp.,
                 4.39%, 07/01/2037 M W...........................       7,389
       1,835   CS First Boston Mortgage Securities Corp.,
                 4.51%, 07/15/2037...............................       1,774
      15,300   CS First Boston Mortgage Securities Corp.,
                 4.69%, 04/15/2037...............................      14,715
       1,834   CS First Boston Mortgage Securities Corp.,
                 4.69%, 07/15/2037...............................       1,719
      15,000   GE Capital Commercial Mortgage Corp.,
                 4.12%, 03/10/2040...............................      14,362
      15,300   GE Capital Commercial Mortgage Corp.,
                 4.71%, 05/10/2043...............................      14,918
       2,025   General Motors Acceptance Corp.,
                 6.875%, 09/15/2011..............................       1,887
      72,946   GMAC Commercial Mortgage Securities, Inc.,
                 4.10%, 12/10/2041 W.............................       1,853
     178,467   Goldman Sachs Mortgage Securities Corp. II,
                 4.38%, 08/10/2038 M W...........................       2,217
       9,655   Goldman Sachs Mortgage Securities Corp. II,
                 4.60%, 08/10/2038...............................       9,438
      18,290   Goldman Sachs Mortgage Securities Corp. II,
                 4.841%, 07/10/2039..............................      17,152
      13,779   Goldman Sachs Mortgage Securities Corp. II,
                 5.81%, 04/10/2038 K.............................      13,827
         796   Green Tree Financial Corp.,
                 6.27%, 06/01/2030...............................         797

 HARTFORD TOTAL RETURN BOND HLS FUND

 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                           MARKET
   AMOUNT                                                           VALUE U
------------                                                       ----------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- (CONTINUED)
               FINANCE -- (CONTINUED)
$      1,976   Green Tree Financial Corp.,
                 7.24%, 06/15/2028...............................  $    2,040
      19,075   Greenwich Capital Commercial Mortgage Trust,
                 5.12%, 04/10/2037 K.............................      18,869
       6,051   Home Equity Asset Trust,
                 4.75%, 06/27/2035 M.............................       5,963
         436   Honda Auto Receivables Owner Trust,
                 2.14%, 04/23/2007...............................         435
       3,180   Hyundai Auto Receivables Trust,
                 5.29%, 06/25/2014...............................       3,174
      62,136   JP Morgan Chase Commercial Mortgage Securities
                 Corp.,
                 3.68%, 01/15/2038 M W...........................       2,241
     328,480   JP Morgan Chase Commercial Mortgage Securities
                 Corp.,
                 4.07%, 01/15/2042 W.............................       5,678
     696,577   JP Morgan Chase Commercial Mortgage Securities
                 Corp.,
                 4.82%, 08/12/2037 W.............................       3,316
      10,000   JP Morgan Chase Commercial Mortgage Securities
                 Corp.,
                 4.87%, 03/15/2046...............................       9,690
      11,736   JP Morgan Chase Commercial Mortgage Securities
                 Corp.,
                 4.91%, 07/15/2042...............................      11,041
       6,546   JP Morgan Chase Commercial Mortgage Securities
                 Corp.,
                 4.94%, 07/15/2042...............................       6,164
       4,140   JP Morgan Chase Commercial Mortgage Securities
                 Corp.,
                 5.437%, 12/12/2044..............................       4,142
       7,180   LB-UBS Commercial Mortgage Trust,
                 2.72%, 03/15/2007...............................       6,941
       9,037   LB-UBS Commercial Mortgage Trust,
                 3.34%, 09/15/2027...............................       8,733
      17,000   LB-UBS Commercial Mortgage Trust,
                 4.80%, 12/15/2029...............................      16,152
       7,347   Lehman Brothers Small Balance Commercial,
                 5.52%, 09/25/2030...............................       7,227
       1,250   Long Beach Asset Holdings Corp.,
                 4.12%, 02/25/2035 M.............................       1,247
       8,110   MBNA Credit Card Master Note Trust,
                 4.10%, 10/15/2012...............................       7,784
       5,250   MBNA Credit Card Master Note Trust,
                 4.30%, 02/15/2011...............................       5,147
      13,950   MBNA Credit Card Master Note Trust,
                 4.50%, 01/15/2013...............................      13,696
      70,101   Merrill Lynch Mortgage Trust,
                 3.96%, 09/12/2041 M W...........................       2,463
       1,834   Merrill Lynch Mortgage Trust,
                 4.56%, 05/01/2043...............................       1,775
     258,913   Merrill Lynch Mortgage Trust,
                 4.57%, 05/01/2043 W.............................       7,507
       1,834   Merrill Lynch Mortgage Trust,
                 4.75%, 05/01/2043...............................       1,726

 PRINCIPAL                                                           MARKET
   AMOUNT                                                           VALUE U
------------                                                       ----------
               FINANCE -- (CONTINUED)
$      4,010   Morgan Stanley Auto Loan Trust,
                 5.00%, 03/15/2012 M.............................  $    3,965
      16,190   Morgan Stanley Capital I,
                 5.23%, 09/15/2042...............................      15,770
       1,741   Morgan Stanley Capital I,
                 5.61%, 03/12/2016 K.............................       1,732
       6,835   Morgan Stanley Capital I,
                 7.64%, 04/30/2039 MK............................       7,102
      73,119   Morgan Stanley Dean Witter Capital I,
                 0.457%, 08/25/2032 VW...........................          --
      12,359   Morgan Stanley Dean Witter Capital I,
                 8.05%, 08/25/2032 VW............................         223
       7,100   Navistar Financial Corp. Owner Trust,
                 3.53%, 10/15/2012...............................       6,816
       2,293   Park Place Securities, Inc.,
                 5.20%, 09/25/2034 K.............................       2,296
       8,350   Peco Energy Transition Trust,
                 6.13%, 03/01/2009...............................       8,468
       3,775   Popular ABS Mortgage Pass-Through Trust,
                 4.75%, 12/25/2034...............................       3,570
       3,180   Popular ABS Mortgage Pass-Through Trust,
                 5.42%, 04/25/2035...............................       3,091
       6,625   Providian Gateway Master Trust,
                 3.35%, 09/15/2011 M.............................       6,443
       8,150   Providian Gateway Master Trust,
                 3.80%, 11/15/2011 M.............................       7,954
       7,360   Providian Master Note Trust,
                 5.25%, 03/16/2015 K.............................       7,360
       4,670   Renaissance Home Equity Loan Trust,
                 5.36%, 05/25/2035...............................       4,524
       6,480   Renaissance Home Equity Loan Trust,
                 5.707%, 05/25/2036..............................       6,480
       3,250   Residential Asset Mortgage Products, Inc.,
                 4.98%, 08/25/2034...............................       3,176
      10,100   Small Business Administration Participation
                 Certificates,
                 5.57%, 03/01/2026...............................      10,098
         852   Soundview Home Equity Loan Trust, Inc.,
                 8.64%, 05/25/2030...............................         856
       7,930   USAA Auto Owner Trust,
                 5.04%, 12/15/2011...............................       7,892
      61,822   Wachovia Bank Commercial Mortgage Trust,
                 3.65%, 02/15/2041 M W...........................       2,062
     257,725   Wachovia Bank Commercial Mortgage Trust,
                 4.48%, 05/15/2044 M W...........................       7,410
       1,835   Wachovia Bank Commercial Mortgage Trust,
                 4.515%, 05/15/2044..............................       1,770
       8,050   Wachovia Bank Commercial Mortgage Trust,
                 4.72%, 01/15/2041...............................       7,802

--------------------------------------------------------------------------------

 PRINCIPAL                                                           MARKET
   AMOUNT                                                           VALUE U
------------                                                       ----------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- (CONTINUED)
               FINANCE -- (CONTINUED)
$      6,930   Wachovia Bank Commercial Mortgage Trust,
                 5.42%, 01/15/2045...............................  $    6,917
       9,595   Wachovia Bank Commercial Mortgage Trust,
                 5.52%, 01/15/2045...............................       9,446
                                                                   ----------
                                                                      529,782
                                                                   ----------
               TRANSPORTATION -- 0.1%
       4,982   Continental Airlines, Inc.,
                 8.05%, 05/01/2022...............................       5,318
                                                                   ----------
               UTILITIES -- 0.6%
       4,740   Pacific Gas & Electric Energy Recovery Funding
                 LLC,
                 3.87%, 06/25/2011...............................       4,630
      18,470   Pacific Gas & Electric Energy Recovery Funding
                 LLC,
                 5.03%, 03/25/2014...............................      18,304
                                                                   ----------
                                                                       22,934
                                                                   ----------
               Total asset & commercial mortgage backed
                 securities
                 (cost $572,662).................................  $  558,034
                                                                   ----------
CORPORATE BONDS: INVESTMENT GRADE -- 29.6%
               BASIC MATERIALS -- 1.9%
      12,140   Falconbridge Ltd.,
                 7.25%, 07/15/2012...............................  $   12,856
       2,425   Fortune Brands, Inc.,
                 5.125%, 01/15/2011..............................       2,375
       7,800   ICI Wilmington, Inc.,
                 4.375%, 12/01/2008..............................       7,520
       5,753   Lubrizol Corp.,
                 5.50%, 10/01/2014...............................       5,571
      12,100   Potlatch Corp.,
                 12.50%, 12/01/2009..............................      14,122
       7,995   Teck Cominco Ltd.,
                 5.375%, 10/01/2015..............................       7,687
       7,425   Vale Overseas Ltd.,
                 8.25%, 01/17/2034...............................       8,520
       9,711   Vedanta Resources plc,
                 6.625%, 02/22/2010 M............................       9,471
       4,975   Westvaco Corp.,
                 7.95%, 02/15/2031...............................       5,355
                                                                   ----------
                                                                       73,477
                                                                   ----------
               CAPITAL GOODS -- 0.3%
      10,970   Bombardier, Inc.,
                 6.30%, 05/01/2014 M.............................      10,065
                                                                   ----------
               CONSUMER CYCLICAL -- 2.3%
       9,425   Arvinmeritor, Inc.,
                 8.75%, 03/01/2012 H.............................       9,284
      20,225   DaimlerChrysler NA Holdings Corp.,
                 5.875%, 03/15/2011..............................      20,134
       8,030   Delhaize America, Inc.,
                 9.00%, 04/15/2031...............................       9,288

 PRINCIPAL                                                           MARKET
  AMOUNT C                                                          VALUE U
------------                                                       ----------
               CONSUMER CYCLICAL -- (CONTINUED)
$      4,150   Foster's Finance Corp.,
                 4.875%, 10/01/2014 M............................  $    3,830
       9,595   Home Depot, Inc.,
                 5.40%, 03/01/2016...............................       9,479
       9,650   J.C. Penny Co., Inc.,
                 7.95%, 04/01/2017 H.............................      10,938
       8,125   K. Hovnanian Enterprises, Inc.,
                 6.375%, 12/15/2014..............................       7,513
       6,780   Masco Corp.,
                 5.88%, 07/15/2012...............................       6,756
JPY1,391,000   Tesco plc,
                 .70%, 09/20/2006................................      11,846
                                                                   ----------
                                                                       89,068
                                                                   ----------
               CONSUMER STAPLES -- 0.4%
      11,414   Diageo Finance B.V.,
                 5.50%, 04/01/2013...............................      11,316
       4,780   Weyerhaeuser Co.,
                 6.95%, 10/01/2027...............................       4,809
                                                                   ----------
                                                                       16,125
                                                                   ----------
               ENERGY -- 2.2%
       6,206   Chesapeake Energy Corp.,
                 2.75%, 11/15/2035 MH............................       6,617
       6,935   Enterprise Products Operating L.P.,
                 4.625%, 10/15/2009..............................       6,702
       8,800   Gazprom International S.A.,
                 7.20%, 02/01/2020 M.............................       9,209
         220   Husky Oil Co.,
                 8.90%, 08/15/2028...............................         233
       4,890   Panhandle Eastern Pipeline,
                 2.75%, 03/15/2007 H.............................       4,768
       5,350   Pemex Project Funding Master Trust,
                 5.75%, 12/15/2015 M.............................       5,123
       3,145   Ras Laffan Liquefied Natural Gas Co., Ltd.,
                 3.44%, 09/15/2009 M.............................       3,037
      16,410   Ras Laffan Liquefied Natural Gas Co., Ltd.,
                 5.30%, 09/30/2020 M.............................      15,489
  EUR  7,710   Repsol International Finance,
                 4.625%, 10/08/2014..............................       9,441
       6,600   Schlumberger Ltd.,
                 2.125%, 06/01/2023..............................      10,774
       3,435   Sempra Energy,
                 6.00%, 02/01/2013 H.............................       3,482
       3,635   Valero Energy Corp.,
                 7.50%, 04/15/2032...............................       4,179
       2,160   Valero Energy Corp.,
                 8.75%, 06/15/2030...............................       2,748
       3,120   XTO Energy, Inc.,
                 5.00%, 01/31/2015...............................       2,949
                                                                   ----------
                                                                       84,751
                                                                   ----------
               FINANCE -- 8.5%
       6,930   Aegon N.V.,
                 5.75%, 12/15/2020...............................       6,807
       7,300   AES El Salvador,
                 6.75%, 02/01/2016 M.............................       7,094

 HARTFORD TOTAL RETURN BOND HLS FUND

 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                           MARKET
  AMOUNT C                                                          VALUE U
------------                                                       ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
               FINANCE -- (CONTINUED)
$         75   Americo Life, Inc.,
                 7.875%, 05/01/2013 M............................  $       76
      18,030   Amvescap plc,
                 4.50%, 12/15/2009...............................      17,369
       5,370   Army Hawaii Family Housing,
                 5.52%, 06/15/2050 M.............................       5,177
       9,035   AvalonBay Communities, Inc.,
                 8.25%, 07/15/2008...............................       9,568
       9,535   BAE Systems Holdings, Inc.,
                 5.20%, 08/15/2015 M.............................       9,046
       4,600   Banco Nacional De Mtn Be,
                 3.875%, 01/21/2009 M............................       4,382
         200   Bank of New York Institutional Capital,
                 7.78%, 12/01/2026 M.............................         210
       3,734   Bear Stearns & Co., Inc.,
                 5.30%, 10/30/2015 H.............................       3,610
         250   Centura Capital Trust I,
                 8.845%, 06/01/2027 V............................         269
       6,500   CIT Group, Inc.,
                 4.00%, 05/08/2008...............................       6,325
       5,740   CIT Group, Inc.,
                 4.125%, 11/03/2009 H............................       5,487
       6,300   CS First Boston USA, Inc.,
                 6.50%, 01/15/2012...............................       6,579
       3,500   ERAC USA Finance Co.,
                 5.60%, 05/01/2015 M.............................       3,409
       8,170   ERP Operating L.P.,
                 6.58%, 04/13/2015...............................       8,590
         105   First Empire Capital Trust I,
                 8.23%, 02/01/2027...............................         111
JPY3,307,000   General Electric Capital Corp.,
                 1.40%, 11/02/2006...............................      28,295
  MXP 89,410   General Electric Capital Corp.,
                 9.50%, 08/04/2010...............................       8,308
       9,580   Host Marriott L.P.,
                 6.75%, 06/01/2016 M.............................       9,568
       5,400   Humana, Inc.,
                 7.25%, 08/01/2006...............................       5,423
JPY4,253,000   Inter-American Development Bank,
                 1.90%, 07/08/2009...............................      37,104
  EUR    150   Landesbank Baden-Wurttemberg,
                 3.25%, 05/08/2008...............................         181
       8,597   Lehman Brothers Holdings,
                 5.50%, 04/04/2016...............................       8,428
      12,375   Manufacturers & Traders Trust Co.,
                 4.77%, 06/20/2006 K.............................      12,378
       9,540   Marsh & McLennan Cos., Inc.,
                 5.75%, 09/15/2015...............................       9,329
       6,575   Merrill Lynch & Co.,
                 4.125%, 09/10/2009..............................       6,316
       8,700   Mizuho Financial Group, Inc.,
                 5.79%, 04/15/2014 M.............................       8,722
      10,030   Morgan Stanley Dean Witter, Inc.,
                 4.75%, 04/01/2014...............................       9,358
      10,500   MUFG Capital Finance I Ltd.,
                 6.346%, 07/25/2049 H............................      10,332

 PRINCIPAL                                                           MARKET
  AMOUNT C                                                          VALUE U
------------                                                       ----------
               FINANCE -- (CONTINUED)
$      9,210   PHH Corp.,
                 7.125%, 03/01/2013..............................  $    9,371
       4,200   PNC Funding Corp.,
                 7.50%, 11/01/2009...............................       4,484
         200   Prudential Holdings, LLC,
                 7.25%, 12/18/2023 M.............................         228
          96   Regional Diversified Funding,
                 9.25%, 03/15/2030 M.............................         108
       9,564   Residential Capital Corp.,
                 6.00%, 02/22/2011...............................       9,488
       3,530   Resona Bank Ltd.,
                 5.85%, 12/31/2049 M.............................       3,425
      10,700   Simon Property Group, Inc.,
                 7.875%, 03/15/2016 M............................      12,095
         100   Southern Investments UK plc,
                 6.80%, 12/01/2006...............................         101
       6,800   St. Paul Travelers Cos., Inc.,
                 8.125%, 04/15/2010..............................       7,392
       6,773   Textron Financial Corp.,
                 5.875%, 06/01/2007..............................       6,815
       2,882   Travelers Property Casualty Corp.,
                 5.00%, 03/15/2013 H.............................       2,769
       6,755   TuranAlem Finance B.V.,
                 8.00%, 03/24/2014...............................       6,848
       5,865   UnitedHealth Group, Inc.,
                 4.125%, 08/15/2009 H............................       5,647
       4,700   WellPoint, Inc.,
                 6.80%, 08/01/2012...............................       4,994
                                                                   ----------
                                                                      321,616
                                                                   ----------
               FOREIGN GOVERNMENTS -- 5.7%
  EUR 27,085   Bundesobligation,
                 4.50%, 08/18/2006...............................      33,017
  CAD    200   Canadian Government,
                 7.25%, 06/01/2007...............................         177
  CAD    200   Canadian Government,
                 9.00%, 03/01/2011...............................         208
  EUR    250   Deutscheland Bundesrepublic,
                 4.50%, 07/04/2009...............................         313
       3,370   El Salvador (Republic of),
                 8.25%, 04/10/2032 MH............................       3,808
       9,660   Fondo LatinoAmericano De Reservas,
                 3.00%, 08/01/2006 M.............................       9,593
AUD      300   Italy,
                 5.875%, 08/14/2008..............................         216
       6,470   Panama (Republic Of),
                 9.375%, 07/23/2012 H............................       7,505
 GBP  74,791   UK Treasury,
                 4.75%, 09/07/2015...............................     133,404
      20,556   United Mexican States,
                 5.625%, 01/15/2017..............................      19,909
       3,200   United Mexican States,
                 5.875%, 01/15/2014..............................       3,178
       5,285   United Mexican States,
                 8.125%, 12/30/2019..............................       6,210
                                                                   ----------
                                                                      217,538
                                                                   ----------

--------------------------------------------------------------------------------

 PRINCIPAL                                                           MARKET
   AMOUNT                                                           VALUE U
------------                                                       ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
               HEALTH CARE -- 0.5%
$      9,475   Cardinal Health, Inc.,
                 5.85%, 12/15/2017...............................  $    9,356
       8,840   HCA, Inc.,
                 6.50%, 02/15/2016...............................       8,612
       2,484   Manor Care, Inc.,
                 6.25%, 05/01/2013...............................       2,474
                                                                   ----------
                                                                       20,442
                                                                   ----------
               SERVICES -- 2.0%
       8,180   American Greetings Corp.,
                 6.10%, 08/01/2028...............................       8,209
         500   Comcast Cable Communications, Inc.,
                 8.50%, 05/01/2027...............................         594
         100   Comcast Corp.,
                 10.625%, 07/15/2012.............................         121
       2,350   Electronic Data Systems,
                 3.875%, 07/15/2023..............................       2,432
       3,800   FedEx Corp.,
                 3.50%, 04/01/2009...............................       3,610
       4,780   Liberty Media Corp.,
                 8.25%, 02/01/2030 H.............................       4,619
       5,820   Marriott International, Inc.,
                 5.81%, 11/10/2015 M.............................       5,740
       4,709   Mashantucket Western Pequot Revenue Bond,
                 5.91%, 09/01/2021 M.............................       4,512
      13,310   News America Holdings, Inc.,
                 7.70%, 10/30/2025...............................      14,367
      13,500   News America, Inc.,
                 6.40%, 12/15/2035 M.............................      12,908
       3,660   Shaw Communications, Inc.,
                 8.25%, 04/11/2010...............................       3,889
       4,025   TCI Communications, Inc.,
                 8.75%, 08/01/2015...............................       4,709
       7,975   Tele-Communications, Inc.,
                 7.875%, 08/01/2013..............................       8,754
       3,315   Viacom, Inc.,
                 7.88%, 07/30/2030...............................       3,610
                                                                   ----------
                                                                       78,074
                                                                   ----------
               TECHNOLOGY -- 2.8%
       9,400   AT&T, Inc.,
                 6.15%, 09/15/2034 H.............................       8,926
       7,672   AT&T, Inc.,
                 9.75%, 11/15/2031...............................       9,161
       2,985   Bellsouth Capital Funding,
                 7.88%, 02/15/2030...............................       3,399
      12,600   Cingular Wireless Services, Inc.,
                 8.75%, 03/01/2031...............................      15,958
       6,557   Cisco Systems, Inc.,
                 5.50%, 02/22/2016...............................       6,459
      22,725   Cox Communications, Inc.,
                 5.50%, 10/01/2015...............................      21,472
         165   GTE Corp.,
                 8.75%, 11/01/2021...............................         195
      18,775   Nextel Communications,
                 5.95%, 03/15/2014...............................      18,588

 PRINCIPAL                                                           MARKET
   AMOUNT                                                           VALUE U
------------                                                       ----------
               TECHNOLOGY -- (CONTINUED)
$      4,457   Raytheon Co.,
                 4.50%, 11/15/2007...............................  $    4,397
       3,825   Raytheon Co.,
                 6.55%, 03/15/2010...............................       3,966
       3,655   Raytheon Co.,
                 8.30%, 03/01/2010...............................       4,001
       4,045   Thomas & Betts Corp.,
                 7.25%, 06/01/2013...............................       4,260
       5,540   Time Warner Cos., Inc.,
                 6.625%, 05/15/2029..............................       5,445
       1,500   Verizon Maryland, Inc.,
                 8.30%, 08/01/2031...............................       1,671
         125   Verizon Virginia, Inc.,
                 4.625%, 03/15/2013..............................         114
                                                                   ----------
                                                                      108,012
                                                                   ----------
               TRANSPORTATION -- 0.4%
       4,028   American Airlines, Inc.,
                 6.98%, 04/01/2011...............................       4,134
       5,306   Continental Airlines, Inc.,
                 6.70%, 06/15/2021...............................       5,319
         325   Roadway Corp.,
                 8.25%, 12/01/2008...............................         341
       4,025   Royal Caribbean Cruises,
                 7.50%, 10/15/2027...............................       4,209
                                                                   ----------
                                                                       14,003
                                                                   ----------
               UTILITIES -- 2.6%
       2,940   Buckeye Partners L.P.,
                 5.30%, 10/15/2014...............................       2,832
       6,550   Carolina Power & Light,
                 5.25%, 12/15/2015...............................       6,336
       1,750   Centerior Energy Corp.,
                 7.13%, 07/01/2007...............................       1,787
       6,110   Centerpoint Energy Resources Corp.,
                 7.875%, 04/01/2013..............................       6,807
       7,475   CenterPoint Energy, Inc.,
                 6.85%, 06/01/2015 H.............................       7,862
       8,090   Commonwealth Edison,
                 5.90%, 03/15/2036...............................       7,706
         125   Consolidated Edison, Inc.,
                 7.75%, 06/01/2026...............................         128
       4,000   Consumers Energy Co.,
                 5.15%, 02/15/2017...............................       3,740
       5,190   Consumers Energy Co.,
                 5.375%, 04/15/2013..............................       5,063
       3,875   Detroit Edison Co.,
                 6.125%, 10/01/2010..............................       3,962
       8,774   Dominion Resources, Inc.,
                 5.26%, 09/28/2007 KH............................       8,782
       6,080   Duke Energy Corp.,
                 3.75%, 03/05/2008...............................       5,907
       5,460   Elwood Energy LLC,
                 8.16%, 07/02/2026...............................       5,813
      15,960   Kinder Morgan Energy Partners L.P.,
                 5.80%, 03/15/2035...............................      14,491
       4,150   NorthWestern Corp.,
                 7.30%, 12/01/2006 M.............................       4,188

 HARTFORD TOTAL RETURN BOND HLS FUND

 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                           MARKET
   AMOUNT                                                           VALUE U
------------                                                       ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
               UTILITIES -- (CONTINUED)
$      7,070   Sithe/Independence Funding Corp.,
                 9.00%, 12/30/2013...............................  $    7,635
       4,150   Texas-New Mexico Power Co.,
                 6.125%, 06/01/2008..............................       4,185
       1,400   Westar Energy, Inc.,
                 5.15%, 01/01/2017...............................       1,314
         200   Yorkshire Power Finance,
                 6.50%, 02/25/2008...............................         203
                                                                   ----------
                                                                       98,741
                                                                   ----------
               Total corporate bonds: investment grade
                 (cost $1,154,593)...............................  $1,131,912
                                                                   ----------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 3.5%
               BASIC MATERIALS -- 0.5%
       4,980   Abitibi-Consolidated, Inc.,
                 7.75%, 06/15/2011 H.............................  $    4,806
       5,270   Asia Aluminum Holdings Ltd.,
                 8.00%, 12/23/2011 MH............................       4,980
       7,615   Goodyear Tire & Rubber Co.,
                 9.00%, 07/01/2015 H.............................       7,729
                                                                   ----------
                                                                       17,515
                                                                   ----------
               CAPITAL GOODS -- 0.3%
      11,410   L-3 Communications Corp.,
                 3.00%, 08/01/2035 M.............................      11,724
                                                                   ----------
               CONSUMER CYCLICAL -- 0.8%
       2,740   Desarrolladora Homes S.A.,
                 7.50%, 09/28/2015...............................       2,658
       7,045   General Motors Corp.,
                 6.375%, 05/01/2008 H............................       6,023
       4,285   General Motors Corp.,
                 7.125%, 07/15/2013 H............................       3,235
       7,555   Tenneco Automotive, Inc.,
                 8.625%, 11/15/2014 H............................       7,555
       8,475   TRW Automotive, Inc.,
                 9.375%, 02/15/2013..............................       9,164
                                                                   ----------
                                                                       28,635
                                                                   ----------
               ENERGY -- 0.1%
       3,485   Sibneft,
                 11.50%, 02/13/2007..............................       3,646
                                                                   ----------
               SERVICES -- 0.5%
      16,640   Dex Media West LLC, Inc.,
                 9.875%, 08/15/2013..............................      18,408
                                                                   ----------
               TECHNOLOGY -- 1.1%
       5,845   Advanced Micro Devices, Inc.,
                 7.75%, 11/01/2012...............................       6,116
       9,170   Citizens Communications Co.,
                 9.00%, 08/15/2031...............................       9,800
       7,475   Intelsat Bermuda Ltd.,
                 9.61%, 01/15/2012 K.............................       7,596
       3,185   Intelsat Ltd.,
                 6.50%, 11/01/2013 H.............................       2,381

 PRINCIPAL                                                           MARKET
  AMOUNT C                                                          VALUE U
------------                                                       ----------
               TECHNOLOGY -- (CONTINUED)
$      9,440   Qwest Communications International,
                 7.50%, 02/15/2014 H.............................  $    9,723
       7,655   Qwest Corp.,
                 7.50%, 06/15/2023...............................       7,780
                                                                   ----------
                                                                       43,396
                                                                   ----------
               TRANSPORTATION -- 0.1%
       2,960   AMR Corp.,
                 4.50%, 02/15/2024...............................       4,144
                                                                   ----------
               UTILITIES -- 0.1%
       5,095   Sierra Pacific Resources,
                 6.75%, 08/15/2017 M.............................       5,114
                                                                   ----------
               Total corporate bonds: non-investment grade
                 (cost $132,135).................................  $  132,582
                                                                   ----------
U.S. GOVERNMENT SECURITIES -- 15.8%
               OTHER DIRECT FEDERAL OBLIGATIONS -- 0.3%
       2,350   Federal Home Loan Bank,
                 7.51%, 02/20/2007 K.............................  $    2,381
      46,200   Tennessee Valley Authority,
                 4.75%, 11/01/2025 Z.............................      10,915
                                                                   ----------
                                                                       13,296
                                                                   ----------
               U.S. TREASURY SECURITIES -- 15.5%
     191,390   2.50% 2006 H......................................     188,841
         100   4.25% 2011 H......................................          98
     284,345   4.50% 2011 -- 2016 H..............................     277,115
      58,670   4.70% 2030 ZH.....................................      17,705
      21,010   5.25% 2028 H......................................      21,573
      57,645   5.50% 2028 H......................................      61,072
      19,535   6.875% 2025 H.....................................      23,847
                                                                   ----------
                                                                      590,251
                                                                   ----------
               Total U.S. government securities
                 (cost $611,469).................................  $  603,547
                                                                   ----------
U.S. GOVERNMENT AGENCIES -- 30.5%
               FEDERAL HOME LOAN MORTGAGE CORPORATION -- 10.9%
      21,000   4.10% 2014........................................  $   20,206
      77,242   4.50% 2018........................................      73,879
      18,533   5.039% 2035.......................................      18,288
     200,117   5.50% 2018 -- 2036 I..............................     196,355
     107,379   6.00% 2017 -- 2036 I..............................     107,498
           8   6.50% 2031 -- 2032................................           8
          12   7.50% 2029 -- 2031................................          13
                                                                   ----------
                                                                      416,247
                                                                   ----------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 17.3%
JPY 4,580,000  1.75% 2008........................................      39,716
      53,805   4.50% 2035........................................      49,651
         250   4.54% 2009 K......................................         244
       4,823   4.701% 2034.......................................       4,714
      11,250   4.72% 2035 K......................................      10,951
       5,906   4.734% 2035.......................................       5,750
       3,880   4.757% 2035.......................................       3,806
      10,293   4.809% 2035.......................................      10,042
       7,404   4.881% 2035.......................................       7,243
       5,166   4.92% 2035........................................       5,073

--------------------------------------------------------------------------------

 PRINCIPAL                                                           MARKET
   AMOUNT                                                           VALUE U
------------                                                       ----------
U.S. GOVERNMENT AGENCIES -- (CONTINUED)
               FEDERAL NATIONAL MORTGAGE ASSOCIATION -- (CONTINUED)
$     12,279   4.931% 2035.......................................  $   12,061
      33,855   5.00% 2009........................................      33,641
     176,736   5.00% 2018 -- 2035 I..............................     171,519
       7,634   5.091% 2035.......................................       7,504
     229,261   5.50% 2013 -- 2034 I..............................     226,465
      55,718   6.00% 2012 -- 2036 I..............................      55,853
      12,024   6.50% 2014 -- 2034................................      12,287
          51   7.00% 2016 -- 2032................................          53
       1,691   7.50% 2015 -- 2032................................       1,765
           9   8.00% 2032........................................          10
                                                                   ----------
                                                                      658,348
                                                                   ----------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 2.3%
      34,708   5.50% 2033 -- 2034................................      34,331
      24,935   6.00% 2031 -- 2034................................      25,236
      28,204   6.50% 2028 -- 2032................................      29,258
         115   7.00% 2030 -- 2031................................         118
           1   7.50% 2032........................................           1
          18   8.50% 2024........................................          19
                                                                   ----------
                                                                       88,963
                                                                   ----------
               Total U.S. government agencies
                 (cost $1,186,050)...............................  $1,163,558
                                                                   ----------
               Total long term investments
                 (cost $3,664,516)...............................  $3,596,487
                                                                   ----------
SHORT-TERM INVESTMENTS -- 13.7%
               REPURCHASE AGREEMENTS -- 13.5%
     178,015   BNP Paribas Repurchase Agreement,
                 4.48%, 04/03/2006 @.............................  $  178,015
     161,831   RBS Greenwich Repurchase Agreement,
                 4.45%, 04/03/2006 @.............................     161,831
     175,691   UBS Warburg Securities, Inc. Repurchase Agreement,
                 4.52%, 04/03/2006 @.............................     175,691
                                                                   ----------
                                                                      515,537
                                                                   ----------
   SHARES
------------
               SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
               LENDING -- 3.0%
     115,002   Navigator Prime Portfolio.........................     115,002
                                                                   ----------
 PRINCIPAL
   AMOUNT
------------
               U.S. TREASURY BILLS -- 0.2%
$      7,500   4.53% 06/15/2006 Z [ ]............................       7,429
                                                                   ----------
               Total short-term investments
                 (cost $637,968).................................  $  637,968
                                                                   ----------
               Total investments in securities
                 (cost $4,302,484) O.............................  $4,234,455
               Other assets & liabilities........................    (414,477)
                                                                   ----------
               Total net assets..................................  $3,819,978
                                                                   ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 11.70% of total net assets at March 31, 2006.

  C  All principal amounts are in U.S. dollars unless otherwise indicated.

      AUD  -- Australian Dollar
      CAD  -- Canadian Dollar
      EUR  -- EURO
      GBP  -- British Pound
      JPY  -- Japanese Yen
      MXP  -- Mexican Peso

  O At March 31, 2006, the cost of securities for federal income tax purposes was $4,307,603 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $  4,813
      Unrealized depreciation........................   (77,961)
                                                       --------
      Net unrealized depreciation....................  $(73,148)
                                                       ========

  B  Currently non-income producing.

 H   Security is partially on loan at March 31, 2006.

  V The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered if it lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD
      ACQUIRED   SHARES/PAR           SECURITY          COST BASIS
      --------   ----------           --------          ----------
      05/2003         250     Centura Capital, 8.845%,
                              06/01/2027                   $314
      04/2005      73,119     Morgan Stanley Dean
                              Witter Capital I,
                              0.457%, 08/25/2032-144a        --
      10/2005      12,359     Morgan Stanley Dean
                              Witter Capital I, 8.05%,
                              08/25/2032                    208
                                                           ----
      07/2000          60     Ntelos, Inc. Warrants           1

     The aggregate value of these securities at March 31, 2006 was $492, which represents 0.01% of total net assets.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2006, was $271,605, which represents 7.11% of total net assets.

  K Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2006.

 Z   The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  W The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at March 31, 2006.

  I The cost of securities purchased on a when-issued basis at March 31, 2006 was $387,007.

 HARTFORD TOTAL RETURN BOND HLS FUND

 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

  [ ]Security pledged as initial margin deposit for open futures contracts at March 31, 2006.

                FUTURES CONTRACTS OUTSTANDING AT MARCH 31, 2006.

                                                                                                                     UNREALIZED
                                                             NUMBER OF                                              APPRECIATION
DESCRIPTION                                                  CONTRACTS         POSITION         EXPIRATION         (DEPRECIATION)
-----------                                                  ---------         --------         ----------         --------------
5 Year U.S. Treasury Note futures contracts                    1,109             Long           June 2006               $820
                                                                                                                        ----

     These contracts had a market value of ($115,821) as of March 31, 2006.
 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE       COUPON RATE    EXPIRATION DATE
                                                                      -------------       -----------    ---------------
      BNP Paribas Repurchase Joint Repurchase Agreement...........  U.S. Treasury Bond      8.125%            2019
      RBS Greenwich Repurchase Agreement..........................  U.S. Treasury Note      4.625%            2008
      UBS Warburg Securities, Inc. Repurchase Agreement...........  U.S. Treasury Bond       7.50%            2016

 HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
 ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 11.1%
            FINANCE -- 11.1%
              FINANCE
$230,526    Bear Stearns Commercial Mortgage Securities, Inc.,
              4.65%, 02/11/2041 W.............................  $    2,984
 147,545    Merrill Lynch Mortgage Trust,
              4.57%, 05/01/2043 W.............................       4,278
   9,000    Banc of America Commercial Mortgage, Inc.,
              4.50%, 07/10/2043...............................       8,685
   9,000    CS First Boston Mortgage Securities Corp.,
              4.51%, 07/15/2037...............................       8,699
   9,000    Wachovia Bank Commercial Mortgage Trust,
              4.515%, 05/15/2044..............................       8,678
   1,500    American Express Credit Account Master Trust,
              4.75%, 03/15/2011 K.............................       1,499
   3,750    Bank One Issuance Trust,
              4.80%, 02/17/2009 K.............................       3,750
   2,400    MBNA Credit Card Master Note Trust,
              4.89%, 02/16/2010 K.............................       2,404
   5,000    Discover Card Master Trust I,
              4.97%, 01/15/2008 K.............................       5,019
   9,000    Commercial Mortgage Pass Through Certificates,
              4.99%, 06/10/2044...............................       8,876
   9,433    Banc of America Commercial Mortgage, Inc.,
              5.00%, 10/10/2045...............................       9,273
   2,749    Countrywide Alternative Loan Trust,
              5.07%, 10/25/2035 K.............................       2,749
   9,000    Greenwich Capital Commercial Mortgage Trust,
              5.12%, 04/10/2037 K.............................       8,903
   9,735    Small Business Administration Participation
              Certificates,
              5.35%, 02/01/2026...............................       9,600
   9,000    Small Business Administration Participation
              Certificates,
              5.57%, 03/01/2026...............................       8,998
   7,000    Spirit Master Funding LLC,
              5.76%, 03/20/2021 M.............................       6,959
                                                                ----------
            Total asset & commercial mortgage
              backed securities
              (cost $103,433).................................  $  101,354
                                                                ----------
U.S. GOVERNMENT SECURITIES -- 48.1%
            OTHER DIRECT FEDERAL OBLIGATIONS -- 21.9%
              FEDERAL HOME LOAN BANK
  29,800    3.375% 2008.......................................  $   28,735
  16,980    4.50% 2010........................................      16,512
  68,000    4.75% 2007........................................      67,673
  75,000    5.00% 2008........................................      74,894
                                                                ----------
                                                                   187,814
                                                                ----------
              TENNESSEE VALLEY AUTHORITY
  11,750    5.375% 2008.......................................      11,834
                                                                ----------
                                                                   199,648
                                                                ----------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
            U.S. TREASURY SECURITIES -- 26.2%
              U.S. TREASURY BONDS
$ 11,500    5.25% 2028........................................  $   11,808
                                                                ----------
              U.S. TREASURY NOTES
  22,485    3.75% 2008 H......................................      22,002
  59,540    3.875% 2010 H.....................................      57,390
  12,000    4.00% 2010 H......................................      11,637
  35,000    4.25% 2010 -- 2013................................      33,940
 101,000    4.375% 2010 H.....................................      99,071
   2,000    10.375% 2012......................................       2,169
                                                                ----------
                                                                   226,209
                                                                ----------
                                                                   238,017
                                                                ----------
            Total U.S. government securities
              (cost $442,089).................................  $  437,665
                                                                ----------
U.S. GOVERNMENT AGENCIES -- 37.2%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 7.1%
              MORTGAGE BACKED SECURITIES:
   3,377    6.00% 2021 -- 2033................................  $    3,392
   5,087    6.50% 2028 -- 2032................................       5,197
      27    7.00% 2029 -- 2031................................          28
                                                                ----------
                                                                     8,617
                                                                ----------
              NOTES:
  20,000    4.875% 2009.......................................      19,892
                                                                ----------
              REMIC -- PAC'S:
   8,593    4.75% 2015........................................       8,455
     119    5.125% 2013.......................................         119
  11,876    5.50% 2016........................................      11,792
   8,508    6.00% 2031........................................       8,566
   4,175    6.50% 2028........................................       4,250
                                                                ----------
                                                                    33,182
                                                                ----------
              REMIC -- Z BONDS:
   2,592    6.50% 2032 C......................................       2,646
                                                                ----------
                                                                    64,337
                                                                ----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 27.8%
              MORTGAGE BACKED SECURITIES:
  17,277    4.81% 2035 K......................................      17,045
   2,250    4.81% 2035........................................       2,195
  13,161    4.83% 2034........................................      13,009
   1,620    4.88% 2035........................................       1,585
   2,685    4.93% 2035........................................       2,637
  12,508    5.11% 2035........................................      12,378
   9,749    5.15% 2035........................................       9,640
   9,952    5.23% 2035........................................       9,828
 117,058    5.50% 2015 -- 2036................................     115,077
   1,543    5.89% 2008........................................       1,552
   6,331    5.95% 2009........................................       6,374
  29,697    6.00% 2013 -- 2034................................      29,715
     907    6.01% 2009........................................         915
     279    6.36% 2008........................................         282
   4,204    6.50% 2013 -- 2032................................       4,299
   2,321    6.52% 2008........................................       2,345
     115    7.50% 2023........................................         121
      13    8.50% 2017........................................          14

 HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND

 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
U.S. GOVERNMENT AGENCIES -- (CONTINUED)
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- (CONTINUED)
$      8    9.00% 2020 -- 2021................................  $        8
      20    9.75% 2020........................................          21
                                                                ----------
                                                                   229,040
                                                                ----------
              NOTES:
  15,000    4.20% 2008........................................      14,711
                                                                ----------
              REMIC -- PAC'S:
   5,000    4.50% 2016........................................       4,908
   4,848    6.50% 2029........................................       4,927
                                                                ----------
                                                                     9,835
                                                                ----------
                                                                   253,586
                                                                ----------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 2.3%
              MORTGAGE BACKED SECURITIES:
  11,293    5.00% 2034........................................      10,908
   7,242    6.00% 2033 -- 2034................................       7,307
   2,137    7.00% 2030 -- 2032................................       2,227
     254    7.50% 2027........................................         267
       3    9.50% 2020........................................           4
                                                                ----------
                                                                    20,713
                                                                ----------
            Total U.S. government agencies
              (cost $344,527).................................  $  338,636
                                                                ----------
            Total long-term investments
              (cost $890,049).................................  $  877,655
                                                                ----------
SHORT-TERM INVESTMENTS -- 33.9%
            REPURCHASE AGREEMENT -- 10.7%
  30,500    RBS Greenwich Repurchase Agreement,
              4.45%, 04/03/2006 @.............................  $   30,500
  33,550    BNP Paribas Repurchase Agreement,
              4.48%, 04/03/2006 @.............................      33,550
  33,113    UBS Warburg Securities, Inc. Repurchase Agreement,
              4.52%, 04/03/2006 @.............................      33,113
                                                                ----------
                                                                    97,163
                                                                ----------
                                                                 MARKET
 SHARES                                                           VALUE
---------                                                       ----------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 23.2%
 211,129    BNY Institutional Cash Reserve Fund...............  $  211,129
                                                                ----------
            Total short-term investments
              (cost $308,292).................................  $  308,292
                                                                ----------
            Total investments in securities
              (cost $1,198,341) O.............................  $1,185,947
            Other assets and liabilities......................    (275,471)
                                                                ----------
            Total net assets..................................  $  910,476
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  O At March 31, 2006, the cost of securities for federal income tax purposes was $1,199,452 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $    322
      Unrealized depreciation........................   (13,827)
                                                       --------
      Net unrealized depreciation....................  $(13,505)
                                                       ========

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 H   Security is partially on loan at March 31, 2006.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at March 31, 2006, was $6,959, which represents 0.76% of total net assets.

  K Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2006.

  W The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at March 31, 2006.

 C Z-Tranche securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate. The interest rate disclosed represents the coupon rate at which the additional principal is being accrued.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE       COUPON RATE    EXPIRATION DATE
                                                                      -------------       -----------    ---------------
      BNP Paribas Repurchase Joint Repurchase Agreement...........  U.S. Treasury Bond      8.125%            2019
      RBS Greenwich Repurchase Agreement..........................  U.S. Treasury Note      4.625%            2008
      UBS Warburg Securities, Inc. Repurchase Agreement...........  U.S. Treasury Bond       7.50%            2016

 HARTFORD VALUE HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 COMMON STOCK -- 99.6%
            BASIC MATERIALS -- 7.2%
    208     Alcoa, Inc. ......................................  $  6,353
    117     Cameco Corp. .....................................     4,226
     88     Dow Chemical Co. .................................     3,589
    108     DuPont (E.I.) de Nemours & Co. ...................     4,559
     48     Kimberly-Clark Corp. .............................     2,792
     43     Precision Castparts Corp. ........................     2,566
                                                                --------
                                                                  24,085
                                                                --------
            CAPITAL GOODS -- 8.8%
     67     American Standard Cos., Inc. .....................     2,880
    227     Caterpillar, Inc. ................................    16,308
     82     Goodrich Corp. ...................................     3,554
     80     Pitney Bowes, Inc. ...............................     3,417
     51     Rockwell Automation, Inc. ........................     3,631
                                                                --------
                                                                  29,790
                                                                --------
            CONSUMER CYCLICAL -- 4.0%
     36     Federated Department Stores, Inc. ................     2,643
     96     McDonald's Corp. .................................     3,292
     48     NIKE, Inc. Class B................................     4,093
    136     Safeway, Inc. ....................................     3,404
                                                                --------
                                                                  13,432
                                                                --------
            CONSUMER STAPLES -- 4.8%
    112     Campbell Soup Co. ................................     3,622
    109     Kellogg Co. ......................................     4,805
    132     PepsiCo, Inc. ....................................     7,623
                                                                --------
                                                                  16,050
                                                                --------
            ENERGY -- 10.5%
     95     ConocoPhillips....................................     6,006
    257     Exxon Mobil Corp. ................................    15,647
     84     GlobalSantaFe Corp. ..............................     5,121
     92     Occidental Petroleum Corp. .......................     8,533
                                                                --------
                                                                  35,307
                                                                --------
            FINANCE -- 29.8%
     62     ACE Ltd. .........................................     3,230
     63     Allstate Corp. ...................................     3,273
    120     American International Group, Inc. ...............     7,904
    293     Bank of America Corp. ............................    13,325
     56     Chubb Corp. ......................................     5,373
    275     Citigroup, Inc. ..................................    12,986
    104     Golden West Financial Corp. ......................     7,034
     60     Goldman Sachs Group, Inc. ........................     9,449
    232     Host Marriott Corp H..............................     4,967
    122     JP Morgan Chase & Co. ............................     5,066
     22     Merrill Lynch & Co., Inc. ........................     1,733
     38     National City Corp. ..............................     1,326
     41     PNC Financial Services Group, Inc. ...............     2,726
     44     SunTrust Banks, Inc. .............................     3,180
    108     US Bancorp........................................     3,279
     45     Washington Mutual, Inc. ..........................     1,897
    114     Wellpoint, Inc. B.................................     8,827
     73     Wells Fargo & Co. ................................     4,682
                                                                --------
                                                                 100,257
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            HEALTH CARE -- 9.1%
     79     Abbott Laboratories...............................  $  3,342
    123     Baxter International, Inc. .......................     4,766
    369     CVS Corp. ........................................    11,022
    167     Pfizer, Inc. .....................................     4,167
    148     Wyeth.............................................     7,176
                                                                --------
                                                                  30,473
                                                                --------
            SERVICES -- 2.5%
    100     Comcast Corp. Class A B...........................     2,624
    471     Sun Microsystems, Inc. B..........................     2,418
    207     Time Warner, Inc. ................................     3,469
                                                                --------
                                                                   8,511
                                                                --------
            TECHNOLOGY -- 10.9%
    155     Applied Materials, Inc. ..........................     2,711
    266     AT&T, Inc. .......................................     7,187
     29     Beckman Coulter, Inc. ............................     1,604
    228     BellSouth Corp. ..................................     7,886
    161     General Electric Co. .............................     5,586
     51     Lockheed Martin Corp. ............................     3,809
    148     Motorola, Inc. ...................................     3,398
    176     Sprint Nextel Corp. ..............................     4,548
                                                                --------
                                                                  36,729
                                                                --------
            TRANSPORTATION -- 4.7%
     69     AMR Corp. BH......................................     1,872
    125     General Dynamics Corp. ...........................     8,010
    338     Southwest Airlines Co. ...........................     6,081
                                                                --------
                                                                  15,963
                                                                --------
            UTILITIES -- 7.3%
     71     Consolidated Edison, Inc. ........................     3,102
     63     Dominion Resources, Inc. .........................     4,335
     21     Entergy Corp. ....................................     1,441
     88     Exelon Corp. .....................................     4,655
     70     FPL Group, Inc. ..................................     2,802
     94     PPL Corp. ........................................     2,755
     77     SCANA Corp. ......................................     3,002
     57     TXU Corp. ........................................     2,542
                                                                --------
                                                                  24,634
                                                                --------
            Total common stock
              (cost $274,907).................................  $335,231
                                                                --------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 2.4%
            REPURCHASE AGREEMENT -- 0.6%
 $  527     Bank of America Securities Joint Repurchase
              Agreement,
              4.82%, 04/03/2006 @.............................  $    527
     31     Bank of America Securities TriParty Joint
              Repurchase Agreement,
              4.47%, 04/03/2006 @.............................        31
    260     Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              4.80%, 04/03/2006 @.............................       260

 HARTFORD VALUE HLS FUND

 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            REPURCHASE AGREEMENT -- (CONTINUED)
 $  241     Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              4.83%, 04/03/2006 @.............................  $    241
  1,029     UBS Securities TriParty Joint Repurchase
              Agreement,
              4.83%, 04/03/2006 @.............................     1,029
                                                                --------
                                                                   2,088
                                                                --------
SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 1.8%
  5,918     BNY Institutional Cash Reserve Fund...............     5,918
                                                                --------
            Total short-term investments
              (cost $8,006)...................................  $  8,006
                                                                --------
            Total investments in securities
              (cost $282,913) O...............................  $343,237
            Other assets and liabilities......................    (6,573)
                                                                --------
            Total net assets..................................  $336,664
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 1.26% of total net assets at March 31, 2006.

  O At March 31, 2006, the cost of securities for federal income tax purposes was $283,972 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $61,727
      Unrealized depreciation.........................   (2,462)
                                                        -------
      Net unrealized appreciation.....................  $59,265
                                                        =======

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

  B  Currently non-income producing.

 H   Security is partially on loan at March 31, 2006.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  U.S. Treasury Bond             8.75%             2017
      Bank of America Securities TriParty Joint Repurchase
        Agreement.................................................  FNMA                           5.00%             2035
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FFCB                  3.125% - 3.80%      2006 - 2007
                                                                    FHLB                   2.76% - 5.80%      2006 - 2025
                                                                    FNMA                   2.50% - 3.16%             2006
                                                                    U.S. Treasury Bill             4.50%             2006
                                                                    U.S. Treasury Note             4.50%             2015
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FNMA                           5.00%             2036
      UBS Securities TriParty Joint Repurchase Agreement..........  FHLMC                 4.00% - 13.00%      2006 - 2036
                                                                    FNMA                  4.00% - 11.00%      2006 - 2036

 HARTFORD VALUE OPPORTUNITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 COMMON STOCK -- 99.4%
            BASIC MATERIALS -- 8.7%
    508     Alcoa, Inc. ......................................  $ 15,512
     54     Alliant Techsystems, Inc. B.......................     4,183
    160     Chemtura Corp. ...................................     1,887
     80     Cytec Industries, Inc. ...........................     4,825
     52     DuPont (E.I.) de Nemours & Co. ...................     2,186
     22     Engelhard Corp. ..................................       863
    226     Michelin (C.G.D.E.) Class B IH....................    14,138
    221     Smurfit-Stone Container Corp. B...................     2,999
     91     Temple-Inland, Inc. ..............................     4,073
                                                                --------
                                                                  50,666
                                                                --------
            CAPITAL GOODS -- 5.9%
     64     Black & Decker Corp. .............................     5,552
    288     Goodrich Corp. ...................................    12,538
     61     Kennametal, Inc. .................................     3,754
     44     Parker-Hannifin Corp. ............................     3,547
    331     Tyco International Ltd. ..........................     8,908
                                                                --------
                                                                  34,299
                                                                --------
            CONSUMER CYCLICAL -- 9.5%
    312     American Axle & Manufacturing Holdings, Inc. H....     5,348
    113     Arris Group, Inc. B...............................     1,560
     90     CBRL Group, Inc. .................................     3,948
    648     Foot Locker, Inc. ................................    15,469
    189     Lear Corp. H......................................     3,342
    137     Newell Rubbermaid, Inc. ..........................     3,454
    414     Ruby Tuesday, Inc. H..............................    13,271
    241     TRW Automotive Holdings Corp. B...................     5,606
     54     Walter Industries H...............................     3,591
                                                                --------
                                                                  55,589
                                                                --------
            ENERGY -- 10.3%
    203     Exxon Mobil Corp. ................................    12,348
     73     GlobalSantaFe Corp. ..............................     4,404
     71     Marathon Oil Corp. ...............................     5,408
     82     Noble Corp. ......................................     6,675
    140     Noble Energy, Inc. ...............................     6,136
    110     Talisman Energy, Inc. ADR.........................     5,850
    106     Total S.A. ADR....................................    13,977
    267     UGI Corp. ........................................     5,634
                                                                --------
                                                                  60,432
                                                                --------
            FINANCE -- 26.6%
    274     ACE Ltd. .........................................    14,235
    110     Allstate Corp. ...................................     5,732
     67     AMBAC Financial Group, Inc. ......................     5,301
    168     American International Group, Inc. ...............    11,110
    713     Apollo Investment Corp. ..........................    12,693
    626     Bank of America Corp. ............................    28,514
    135     Capital One Financial Corp. ......................    10,902
     95     CIT Group, Inc. ..................................     5,068
    436     Citigroup, Inc. ..................................    20,573
     75     Everest Re Group Ltd. ............................     7,040
     90     Federal Home Loan Mortgage Corp. .................     5,472
     55     Golden West Financial Corp. ......................     3,701
    224     KKR Financial Corp. ..............................     5,013
    223     Platinum Underwriters Holdings Ltd. ..............     6,492

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            FINANCE -- (CONTINUED)
    263     Royal Bank of Scotland Group plc I................  $  8,555
     43     UBS AG............................................     4,707
                                                                --------
                                                                 155,108
                                                                --------
            HEALTH CARE -- 9.2%
    150     Boston Scientific Corp. B.........................     3,458
      9     Cooper Companies, Inc. ...........................       481
    239     Endo Pharmaceuticals Holdings, Inc. B.............     7,835
    145     GlaxoSmithKline plc I.............................     3,778
    119     GlaxoSmithKline plc ADR...........................     6,209
    286     Impax Laboratories, Inc. BH.......................     2,843
     29     Lilly (Eli) & Co. ................................     1,576
     31     Sanofi-Aventis S.A. I.............................     2,902
    285     Sanofi-Aventis S.A. ADR...........................    13,514
    235     Wyeth.............................................    11,383
                                                                --------
                                                                  53,979
                                                                --------
            SERVICES -- 7.0%
    154     Comcast Corp. Class A B...........................     4,031
    385     Comcast Corp. Special Class A B...................    10,056
     94     Liberty Global, Inc. B............................     1,929
     94     Liberty Global, Inc. Class C B....................     1,862
     66     R.H. Donnelley Corp. BH...........................     3,861
    284     Time Warner, Inc. ................................     4,770
    836     Unisys Corp. B....................................     5,761
    219     US Airways Group, Inc. B##........................     8,755
                                                                --------
                                                                  41,025
                                                                --------
            TECHNOLOGY -- 18.8%
    178     Arrow Electronics, Inc. B.........................     5,757
    597     Cinram International, Inc. .......................    14,766
  1,125     Cisco Systems, Inc. B.............................    24,387
    209     Fairchild Semiconductor International, Inc. B.....     3,976
    356     Flextronics International Ltd. B..................     3,681
     38     Lam Research Corp. B..............................     1,643
     87     MEMC Electronic Materials, Inc. B.................     3,223
    249     Microsoft Corp. ..................................     6,786
     86     NCR Corp. B.......................................     3,611
     85     QLogic Corp. B....................................     1,645
    226     Reynolds & Reynolds Co. Class A...................     6,407
    146     Seagate Technology................................     3,844
    333     Sprint Nextel Corp. ..............................     8,606
    183     Tektronix, Inc. ..................................     6,517
     80     Telefonaktiebolaget LM Ericsson ADR H.............     3,006
    133     Varian Semiconductor Equipment Associates,
              Inc. B..........................................     3,735
    161     Verizon Communications, Inc. .....................     5,477
    139     Vishay Intertechnology, Inc. B....................     1,979
                                                                --------
                                                                 109,046
                                                                --------
            TRANSPORTATION -- 3.1%
     40     AirTran Holdings, Inc. B..........................       719
    155     AMR Corp. BH......................................     4,195
    184     Continental Airlines, Inc. BH.....................     4,952
     33     Pinnacle Airlines Corp. BH........................       222
    212     Yellow Roadway Corp. B............................     8,080
                                                                --------
                                                                  18,168
                                                                --------

 HARTFORD VALUE OPPORTUNITIES HLS FUND

 MARCH 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            UTILITIES -- 0.3%
     69     PPL Corp. ........................................  $  2,034
                                                                --------
            Total common stock
              (cost $510,892).................................  $580,346
                                                                --------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 7.1%
            REPURCHASE AGREEMENTS -- 1.0%
 $   89     Bank of America Securities Joint Repurchase
              Agreement,
              4.82%, 04/03/2006 @.............................  $     89
  1,527     Bank of America Securities TriParty Joint
              Repurchase Agreement,
              4.47%, 04/03/2006 @.............................     1,527
    754     Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              4.80%, 04/03/2006 @.............................       754
    697     Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              4.83%, 04/03/2006 @.............................       697
  2,979     UBS Securities TriParty Joint Repurchase
              Agreement,
              4.83%, 04/03/2006 @.............................     2,979
                                                                --------
                                                                   6,046
                                                                --------
SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 6.1%
 35,559     BNY Institutional Cash Reserve Fund...............    35,559
                                                                --------
            Total short-term investments
              (cost $41,605)..................................  $ 41,605
                                                                --------
            Total investments in securities
              (cost $552,497) O...............................  $621,951
            Other assets & liabilities........................   (37,944)
                                                                --------
            Total net assets..................................  $584,007
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 15.65% of total net assets at March 31, 2006.

  I The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at March 31, 2006, was $29,373, which represents 5.03% of total net assets.
  O At March 31, 2006, the cost of securities for federal income tax purposes was $553,476 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $ 79,831
      Unrealized depreciation........................   (11,356)
                                                       --------
      Net unrealized appreciation....................  $ 68,475
                                                       ========

  U For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

  B  Currently non-income producing.

 H   Security is partially on loan at March 31, 2006.

  ## Securities exempt from registration under Regulation D of the Securities Act of 1933. These securities are determined to be liquid. At March 31, 2006, the market value of these securities was $8,755, which represents 1.50% of total net assets.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT MARCH 31, 2006

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
British Pound                                 Buy....              $174            $174           04/03/06             $  --
                                                                                                                       -----

--------------------------------------------------------------------------------

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE       COUPON RATE     EXPIRATION DATE
                                                                      -------------       -----------     ---------------
      Bank of America Securities Joint Repurchase Agreement.......  U.S. Treasury Bond            8.75%            2017
      Bank of America Securities TriParty Joint Repurchase
        Agreement.................................................  FNMA                          5.00%            2035
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FFCB                 3.125% - 3.80%     2006 - 2007
                                                                    FHLB                  2.76% - 5.80%     2006 - 2025
                                                                    FNMA                  2.50% - 3.16%            2006
                                                                    U.S. Treasury Bill            4.50%            2006
                                                                    U.S. Treasury Note            4.50%            2015
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FNMA                          5.00%            2036
      UBS Securities TriParty Joint Repurchase Agreement..........  FHLMC                4.00% - 13.00%     2006 - 2036
                                                                    FNMA                 4.00% - 11.00%     2006 - 2036